UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

David S. Royal, Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-4249
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007

Item 1. Schedule of Investments

Thrivent Investment Management™

Thrivent Series Funds, Inc.

Schedule of Investments

As of March 30, 2007
(unaudited)

Aggressive Allocation Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)
Shares		Value	Percentage

Equity Portfolios (91.5%)
1,806,286	Thrivent Partner Small Cap Growth Portfolio #	$25,070,349	6.5%
1,262,084	Thrivent Partner Small Cap Value Portfolio #	25,624,092	6.6
1,707,908	Thrivent Small Cap Stock Portfolio #	27,201,001	7.0
952,303	Thrivent Mid Cap Growth Portfolio #	17,475,137	4.5
1,287,975	Thrivent Partner Mid Cap Value Portfolio	17,614,734	4.6
1,542,221	Thrivent Mid Cap Stock Portfolio #	21,692,263	5.6
5,204,848	Thrivent Partner International Stock Portfolio #	88,258,086	22.8
4,373,080	Thrivent Large Cap Growth Portfolio #	74,275,012	19.2
1,951,785	Thrivent Large Cap Value Portfolio #	26,770,489	6.9
2,849,053	Thrivent Large Cap Stock Portfolio #	30,287,997	7.8

	Total Equity Portfolios
	(cost $318,724,775)	354,269,160

Debt Portfolios (7.5%)
2,643,768	Thrivent High Yield Portfolio	13,578,392	3.5
786,238	Thrivent Income Portfolio	7,798,454	2.0
754,355	Thrivent Limited Maturity Bond Portfolio	7,493,237	2.0

	Total Debt Portfolios
	(cost $28,522,803)	28,870,083

Short-Term Investments (1.0%)
3,838,173	Thrivent Money Market Portfolio	3,838,173	1.0

	Total Short-Term Investments
	(cost $3,838,173)	3,838,173

	Total Investments
	(cost $351,085,751) 100.0%	$386,977,416

	Other Assets and Liabilities,
	Net (0.0%)	(14,819)

	Total Net Assets 100.0%	$386,962,597

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$35,891,665
Gross unrealized depreciation	0

Net unrealized appreciation (depreciation)	$35,891,665
Cost for federal income tax purposes	$351,085,751

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)
Shares		Value	Percentage

Equity Portfolios (78.6%)
2,766,834	Thrivent Partner Small Cap Growth Portfolio #	$38,402,272	3.0%
1,933,590	Thrivent Partner Small Cap Value Portfolio #	39,257,675	3.1
3,237,883	Thrivent Small Cap Stock Portfolio #	51,568,143	4.0
1,001,052	Thrivent Mid Cap Growth Portfolio #	18,369,698	1.4
1,353,225	Thrivent Partner Mid Cap Value Portfolio	18,507,117	1.5
5,225,216	Thrivent Mid Cap Stock Portfolio #	73,495,800	5.8
11,895,702	Thrivent Partner International Stock Portfolio #	201,714,236	15.8
11,537,061	Thrivent Large Cap Growth Portfolio #	195,952,371	15.3
12,031,550	Thrivent Large Cap Value Portfolio #	165,023,534	12.9
16,552,845	Thrivent Large Cap Stock Portfolio #	175,971,637	13.8
1,090,133	Thrivent Real Estate Securities Portfolio #	25,854,457	2.0

	Total Equity Portfolios
	(cost $909,821,352)	1,004,116,940

Debt Portfolios (19.4%)
13,782,990	Thrivent High Yield Portfolio	70,789,435	5.5
11,700,934	Thrivent Income Portfolio	116,058,054	9.1
6,213,719	Thrivent Limited Maturity Bond Portfolio	61,722,734	4.8

	Total Debt Portfolios
	(cost $245,807,424)	248,570,223

Short-Term Investments (2.0%)
5,442,937	Thrivent Money Market Portfolio	25,442,937	2.0

	Total Cash Short-Term Investments
	(cost $25,442,937)	25,442,937

	Total Investments
	(cost $1,181,071,713) 100.0%	$1,278,130,100

	Other Assets and Liabilities,
	Net (0.0%)	(42,649)

	Total Net Assets 100.0%	$1,278,087,451

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$97,058,387
Gross unrealized depreciation	0

Net unrealized appreciation (depreciation)	$97,058,387
Cost for federal income tax purposes	$1,181,071,713

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

2

Moderate Allocation Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)
Shares		Value	Percentage

Equity Portfolios (58.1%)
4,827,515	Thrivent Small Cap Stock Portfolio #	$76,885,413	5.1%
770,389	Thrivent Mid Cap Growth Portfolio #	14,136,945	0.9
1,043,272	Thrivent Partner Mid Cap Value Portfolio	14,268,102	0.9
4,633,374	Thrivent Mid Cap Stock Portfolio #	65,171,191	4.3
10,059,487	Thrivent Partner International Stock Portfolio #	170,577,707	11.2
11,974,693	Thrivent Large Cap Growth Portfolio #	203,385,368	13.4
9,924,988	Thrivent Large Cap Value Portfolio #	136,130,139	9.0
15,495,425	Thrivent Large Cap Stock Portfolio #	164,730,309	10.8
1,624,725	Thrivent Real Estate Securities Portfolio #	38,533,283	2.5

	Total Equity Portfolios
	(cost $793,686,802)	883,818,457

Debt Portfolios (34.4%)
16,421,776	Thrivent High Yield Portfolio	84,342,240	5.5
25,098,356	Thrivent Income Portfolio	248,943,070	16.4
19,100,944	Thrivent Limited Maturity Bond Portfolio	189,735,408	12.5

	Total Debt Portfolios
	(cost $518,875,624)	523,020,718

Short-Term Investments (7.5%)
113,537,573	Thrivent Money Market Portfolio	113,537,573	7.5

	Total Short-Term Investments
	(cost $113,537,573)	113,537,573

	Total Investments
	(cost $1,426,099,999) 100.0%	$1,520,376,748

	Other Assets and Liabilities,
	Net (0.0%)	(83,350)

	Total Net Assets 100.0%	$1,520,293,398

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$94,276,749
Gross unrealized depreciation	0

Net unrealized appreciation (depreciation)	$94,276,749
Cost for federal income tax purposes	$1,426,099,999

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

3

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)
Shares		Value	Percentage

Equity Portfolios (38.1%)
973,146	Thrivent Small Cap Stock Portfolio #	$15,498,803	3.1%
1,489,237	Thrivent Mid Cap Stock Portfolio #	20,947,017	4.1
1,843,010	Thrivent Partner International Stock Portfolio #	31,251,738	6.1
2,830,564	Thrivent Large Cap Growth Portfolio #	48,075,995	9.4
2,222,368	Thrivent Large Cap Value Portfolio #	30,481,778	6.0
3,312,129	Thrivent Large Cap Stock Portfolio #	35,210,915	6.9
543,569	Thrivent Real Estate Securities Portfolio #	12,891,714	2.5

	Total Equity Portfolios
	(cost $172,288,964)	194,357,960

Debt Portfolios (50.4%)
4,513,543	Thrivent High Yield Portfolio	23,181,559	4.5
6,402,545	Thrivent Income Portfolio	63,504,924	12.5
17,132,098	Thrivent Limited Maturity Bond Portfolio	170,178,272	33.4

	Total Debt Portfolios
	(cost $255,599,892)	256,864,755

Short-Term Investments (11.5%)
58,465,743	Thrivent Money Market Portfolio	58,465,743	11.5

	Total Short-Term Investments
	(cost $58,465,743)	58,465,743

	Total Investments
	(cost $486,354,599) 100.0%	$509,688,458

	Other Assets and Liabilities,
	Net (0.0%)	(59,247)

	Total Net Assets 100.000	$509,629,211

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$23,333,859
Gross unrealized depreciation	0

Net unrealized appreciation (depreciation)	$23,333,859
Cost for federal income tax purposes	$486,354,599

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

4

Technology Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Consumer Discretionary (2.9%)			Industrials (2.0%)
2,300	Best Buy Company, Inc.	$112,056	6,600	American Reprographics
13,200	Scientific Games Corporation #*	433,356		Company #*	$203,214
27,800	TiVo, Inc. #*	176,530	4,200	Emerson Electric Company	180,978
8,500	Viacom, Inc. #	349,435	9,700	Monster Worldwide, Inc. #	459,489
10,500	WMS Industries, Inc. #*	412,020	3,100	Rockwell Collins, Inc.	207,483

	Total Consumer			Total Industrials	1,051,164

	Discretionary	1,483,397

			Information Technology (82.0%)
Consumer Staples (0.1%)			21,900	Accenture, Ltd.	844,026
1,503	CVS/Caremark Corporation	51,312	33,400	Adobe Systems, Inc. #	1,392,780

	Total Consumer Staples	51,312	18,700	ADTRAN, Inc. *	455,345

			84,200	Alcatel-Lucent ADR	995,244
Health Care (8.9%)			26,600	Apple Computer, Inc. #	2,471,406
2,300	Abbott Laboratories	128,340	25,200	aQuantive, Inc. #*	703,332
1,300	Aetna, Inc.	56,927	8,000	Automatic Data Processing, Inc.	387,200
1,200	AmerisourceBergen Corporation	63,300	63,600	BEA Systems, Inc. #	737,124
18,900	BioMarin Pharmaceutical, Inc. #*	326,214	35,100	Broadcom Corporation #	1,125,657
500	CIGNA Corporation	71,330	17,900	CIENA Corporation #*	500,305
12,600	Cubist Pharmaceuticals, Inc. #*	278,082	123,500	Cisco Systems, Inc. #	3,152,956
4,000	Cytyc Corporation #	136,840	50,900	Corning, Inc. #	1,157,466
20,900	Dexcom, Inc. #*	164,274	189,300	EMC Corporation #	2,621,805
700	Express Scripts, Inc. #	56,504	30,400	Emulex Corporation #	556,016
7,100	Hologic, Inc. #*	409,244	7,400	F5 Networks, Inc. #	493,432
8,400	ImClone Systems, Inc. #*	342,468	17,100	FormFactor, Inc. #*	765,225
2,000	IMS Health, Inc.	59,320	39,500	Foundry Networks, Inc. #	536,015
14,600	Keryx BioPharmaceuticals, Inc. #*	153,592	5,100	Google, Inc. #	2,336,616
1,000	McKesson Corporation	58,540	52,400	Integrated Device
900	Medco Health Solutions, Inc. #	65,277		Technology, Inc. #	808,008
2,900	Novartis AG ADR	158,427	57,300	Intel Corporation	1,096,149
14,500	NuVasive, Inc. #*	344,375	29,500	Intersil Corporation	781,455
900	Quest Diagnostics, Inc.	44,883	88,800	Juniper Networks, Inc. #	1,747,584
4,100	Sanofi-Aventis ADR	178,391	8,900	KLA-Tencor Corporation *	474,548
9,200	Shire Pharmaceuticals Group		54,200	Marvell Technology Group, Ltd. #	911,102
	plc ADR *	569,480	18,100	MEMC Electronic
4,900	St. Jude Medical, Inc. #	184,289		Materials, Inc. #	1,096,498
2,000	Thermo Electron Corporation #	93,500	31,600	Network Appliance, Inc. #	1,154,032
1,100	UnitedHealth Group, Inc.	58,267	50,200	Nuance Communications, Inc. #*	768,562
18,100	Vertex Pharmaceuticals, Inc. #*	507,524	35,750	OpNext, Inc. #	528,742
700	WellPoint, Inc. #	56,770	19,800	Perot Systems Corporation #	353,826

	Total Health Care	4,566,158	49,800	QUALCOMM, Inc.	2,124,468

			54,700	Red Hat, Inc. #*	1,254,271
			24,300	Telefonaktiebolaget LM
				Ericsson ADR	901,287
			47,100	Tellabs, Inc. #	466,290
			37,600	Teradyne, Inc. #*	621,904

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

5

Technology Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Information Technology — continued			Telecommunications Services (2.0%)
22,800	Texas Instruments, Inc.	$686,280	12,900	America Movil SA de CV ADR	$616,491
175,400	TIBCO Software, Inc. #	1,494,408	5,900	NII Holdings, Inc. #	437,662

35,900	VeriSign, Inc. #	901,808		Total Telecommunications
53,500	Wind River Systems, Inc. #	531,790	Services		1,054,153

67,500	Yahoo!, Inc. #	2,112,075

	Total Information			Total Common Stock
	Technology	42,047,037		(cost $43,943,448)	50,253,221

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (16.5%)		Rate (+)	Date	Value

8,449,534	Thrivent Financial Securities Lending Trust		5.350%	N/A	$8,449,534

		Total Collateral Held for Securities Loaned
		(cost $8,449,534)			8,449,534

			Interest	Maturity
Shares	Short-Term Investments (2.1%)		Rate (+)	Date	Value

1,062,497	Thrivent Money Market Portfolio		5.050%	N/A	$1,062,497

		Total Short-Term Investments (at amortized cost)			1,062,497

		Total Investments (cost $53,455,479) 116.5%			$59,765,252

		Other Assets and Liabilities, Net (16.5%)			(8,467,336)

		Total Net Assets 100.0%			$51,297,916

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$7,196,290
Gross unrealized depreciation	(886,517)

Net unrealized appreciation (depreciation)	$6,309,773
Cost for federal income tax purposes	$53,455,479

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

6

Partner Small Cap Growth Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (95.9%)	Value	Shares	Common Stock (95.9%)	Value

Consumer Discretionary (10.6%)			17,420	HFF, Inc. #	$261,300
10,820	Arbitron, Inc.	$507,999	106,784	Highland Hospitality
26,010	Casual Male Retail Group, Inc. #*	307,698		Corporation *	1,900,755
10,620	Citi Trends, Inc. #*	453,899	13,730	International Securities
27,140	Cooper Tire & Rubber Company *	496,391		Exchange Holdings, Inc.	670,024
14,970	DSW, Inc. #*	631,884	15,740	KBW, Inc. #*	547,122
18,260	Guess ?, Inc. *	739,347	31,200	MarketAxess Holdings, Inc. #*	522,288
18,410	Hibbett Sports, Inc. #*	526,342	19,250	Penson Worldwide, Inc. #*	581,158
25,320	Iconix Brand Group, Inc. #*	516,528	35,139	Signature Bank #*	1,143,423
11,920	Life Time Fitness, Inc. #*	612,807	7,360	SVB Financial Group #	357,622
18,800	McCormick & Schmick’s Seafood		44,365	Texas Capital Bancshares, Inc. #*	909,482
	Restaurants, Inc. #*	504,028	14,630	United Community Banks, Inc. *	479,718
13,110	Phillips-Van Heusen Corporation	770,868	24,590	Waddell & Reed Financial, Inc.	573,439

9,330	Priceline.com, Inc. #	496,916		Total Financials	13,813,117

80,955	Shuffle Master, Inc. #*	1,477,429
43,532	Tractor Supply Company #*	2,241,898	Health Care (18.6%)
12,840	Under Armour, Inc. #*	658,692	8,110	Affymetrix, Inc. #	243,868
20,500	WMS Industries, Inc. #*	804,420	16,550	Alexion Pharmaceuticals, Inc. #*	715,622
15,330	Zumiez, Inc. #*	615,040	13,380	Alnylam Pharmaceuticals, Inc. #*	240,840

	Total Consumer		107,619	American Medical Systems
	Discretionary	12,362,186		Holdings, Inc. #*	2,278,294

			20,850	Array Biopharma, Inc. #*	264,795
Consumer Staples (0.7%)			965	ArthroCare Corporation #	34,779
5,960	Pantry, Inc. #	269,511	20,260	BioMarin Pharmaceutical, Inc. #*	349,688
18,440	United Natural Foods, Inc. #*	565,002	25,462	HealthExtras, Inc. #*	732,796

	Total Consumer Staples	834,513	7,840	Healthways, Inc. #	366,520

			12,760	Hologic, Inc. #*	735,486
Energy (6.7%)			6,730	ICON plc ADR #	286,698
8,290	Alon USA Energy, Inc.	300,098	44,182	Illumina, Inc. #*	1,294,533
11,680	Arena Resources, Inc. #*	585,402	20,470	Immucor, Inc. #	602,432
5,990	Core Laboratories NV #	502,142	32,678	Integra LifeSciences
73,242	Dril-Quip, Inc. #*	3,169,911		Holdings Corporation #*	1,489,463
19,540	Goodrich Petroleum		12,820	InterMune, Inc. #*	316,141
	Corporation #*	657,130	9,320	inVentiv Health, Inc. #	356,863
15,849	Oil States International, Inc. #*	508,594	58,779	Inverness Medical
50,498	Superior Energy Services, Inc. #*	1,740,666		Innovations, Inc. #*	2,573,345
7,930	W-H Energy Services, Inc. #*	370,648	16,650	K-V Pharmaceutical Company #*	411,754

	Total Energy	7,834,591	10,020	Kyphon, Inc. #*	452,303

			18,980	Medicis Pharmaceutical
Financials (11.9%)				Corporation *	584,964
14,540	Argonaut Group, Inc. #	470,514	47,675	Mentor Corporation *	2,193,050
34,647	Cohen & Steers, Inc. *	1,492,593	19,484	Meridian Bioscience, Inc. *	540,876
8,330	Corporate Office Properties Trust *	380,514	1,350	New River
18,990	Digital Realty Trust, Inc. *	757,701		Pharmaceuticals, Inc. #*	85,901
15,767	GFI Group, Inc. #*	1,071,683	23,121	NuVasive, Inc. #*	549,124
26,212	Greenhill & Company, Inc. *	1,609,155	17,580	PAREXEL International
4,440	Hanmi Financial Corporation *	84,626		Corporation #*	632,353

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

7

Partner Small Cap Growth Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (95.9%)	Value	Shares	Common Stock (95.9%)	Value

Health Care — continued			56,347	Avocent Corporation #*	$1,519,679
10,640	Progenics		49,540	Cirrus Logic, Inc. #*	379,476
	Pharmaceuticals, Inc. #*	$251,955	48,339	Coherent, Inc. #*	1,534,280
21,200	Psychiatric Solutions, Inc. #*	854,572	34,010	Comtech Group, Inc. #*	594,495
18,410	Sunrise Senior Living, Inc. #*	727,563	7,470	Equinix, Inc. #*	639,656
19,820	Trizetto Group, Inc. #	396,598	42,670	Euronet Worldwide, Inc. #*	1,146,116
5,040	United Therapeutics		12,810	FormFactor, Inc. #*	573,248
	Corporation #	271,051	38,400	Foundry Networks, Inc. #*	521,088
16,900	West Pharmaceutical		129,542	Informatica Corporation #*	1,739,749
	Services, Inc. *	784,667	74,659	Intermec, Inc. #*	1,667,882

	Total Health Care	21,618,894	31,650	Internap Network Services

				Corporation #	498,488
Industrials (17.8%)			21,770	JA Solar Holdings Company,
18,812	A.S.V., Inc. #*	287,071		Ltd. ADR #	393,819
56,468	AAR Corporation #*	1,556,258	14,060	MICROS Systems, Inc. #	759,099
11,450	Actuant Corporation *	581,202	18,870	Net 1 UEPS Technology, Inc. #*	469,486
8,380	Acuity Brands, Inc. *	456,207	13,470	Nice Systems, Ltd. ADR #	458,249
37,320	AirTran Holdings, Inc. #*	383,276	40,720	ON Semiconductor
14,840	American Commercial			Corporation #*	363,222
	Lines, Inc. #*	466,718	23,450	Polycom, Inc. #*	781,588
34,140	Cenveo, Inc. #*	829,602	10,180	Quality Systems, Inc. *	407,200
35,930	CoStar Group, Inc. #*	1,605,352	28,492	Rogers Corporation #*	1,263,620
29,246	CRA International, Inc. #*	1,526,056	12,280	SAVVIS, Inc. #*	587,966
36,741	Forward Air Corporation *	1,208,044	24,350	Semtech Corporation #*	328,238
48,720	Gardner Denver, Inc. #*	1,697,892	87,900	Sonus Networks, Inc. #*	709,353
12,050	General Cable Corporation #*	643,832	17,170	Switch and Data, Inc. #	311,120
12,650	Horizon Lines, Inc.	415,173	19,830	Tessera Technologies, Inc. #	788,044
13,920	Hub Group, Inc. #*	403,541	10,660	The9, Ltd. ADR #	359,668
9,500	Huron Consulting Group, Inc. #*	577,980	19,790	THQ, Inc. #*	676,620
17,160	IDEX Corporation *	873,101	50,662	Trimble Navigation, Ltd. #	1,359,768
17,190	Infrasource Services, Inc. #*	524,811	89,170	ValueClick, Inc. #*	2,330,012
15,000	Kenexa Corporation #*	466,950	21,760	Varian Semiconductor
19,113	Kennametal, Inc.	1,292,230		Equipment Associates, Inc. #*	1,161,549
30,020	Knoll, Inc.	715,377	18,733	ViaSat, Inc. #*	617,627
42,112	Ladish Company, Inc. #*	1,585,096	9,650	VistaPrint, Ltd. #*	369,595

29,290	Orbital Sciences Corporation #*	548,895		Total Information
8,740	Regal-Beloit Corporation	405,361		Technology	27,861,280

40,921	Shaw Group, Inc. #*	1,279,600
7,510	The Geo Group Inc. #	340,353	Materials (3.2%)

	Total Industrials	20,669,978	6,980	Brush Engineered

				Materials, Inc. #*	338,321
Information Technology (23.9%)			11,090	Century Aluminum Company #*	519,899
10,940	Advent Software, Inc. #*	381,478	21,590	H.B. Fuller Company	588,759
11,570	Altiris, Inc. #	380,769	23,040	Hercules, Inc. #*	450,202
34,690	Anadigics, Inc. #*	410,036	18,060	Pan American Silver
25,050	aQuantive, Inc. #*	699,146		Corporation #*	534,395
28,410	Atheros Communications, Inc. #	679,851

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

8

Partner Small Cap Growth Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (95.9%)	Value	Shares	Common Stock (95.9%)	Value

Materials — continued			Telecommunications Services (2.5%)
4,380	RTI International Metals, Inc. #*	$398,624	28,070	Cogent Communications
9,890	Silgan Holdings, Inc.	505,478	Group, Inc. #*		$663,294
23,530	Terra Industries, Inc. #*	411,775	47,756	NeuStar, Inc. #*	1,358,181

	Total Materials	3,747,453	9,920	SBA Communications

				Corporation #*	293,136
			30,950	Time Warner Telecom, Inc. #*	642,832

			Total Telecommunications
			Services		2,957,443

				Total Common Stock
				(cost $99,653,679)	111,699,455

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.4%)		Rate (+)	Date	Value

29,539,800	Thrivent Financial Securities Lending Trust		5.350%	N/A	$29,539,800

	Total Collateral Held for Securities Loaned
	(cost $29,539,800)				29,539,800

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (4.2%)		Rate (+)	Date	Value

$2,040,000	Paradigm Funding, LLC		5.420%	4/2/2007	$2,039,386
2,835,525	Thrivent Money Market Portfolio		5.050	N/A	2,835,525

	Total Short-Term Investments (at amortized cost)				4,874,911

	Total Investments (cost $134,068,390) 125.5%				$146,114,166

	Other Assets and Liabilities, Net (25.5%)				(29,676,790)

	Total Net Assets 100.0%				$116,437,376

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$15,228,500
Gross unrealized depreciation	(3,182,724)

Net unrealized appreciation (depreciation)	$12,045,776
Cost for federal income tax purposes	$134,068,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

9

Partner Small Cap Value Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (96.2%)	Value	Shares	Common Stock (96.2%)	Value

Consumer Discretionary (12.1%)			91,200	Mariner Energy, Inc. #*	$1,744,656
72,500	Aaron Rents, Inc. ±	$1,916,900	55,300	TETRA Technologies, Inc. #*	1,366,463
49,800	Building Materials Holding		49,500	Todco #	1,996,335
	Corporation *	901,878	40,300	W-H Energy Services, Inc. #*	1,883,622
31,500	Cavco Industries, Inc. #*	1,100,925	47,000	Whiting Petroleum
14,953	Courier Corporation *	584,214		Corporation #*	1,852,270

35,500	CSS Industries, Inc. *	1,330,540		Total Energy	13,989,972

45,000	Cutter & Buck, Inc.	533,250
65,800	Dixie Group, Inc. #*	791,574	Financials (19.8%)
36,000	Dorman Products, Inc. #	416,160	54,000	Ares Capital Corporation §	981,180
13,200	Drew Industries, Inc. #*	378,576	30,000	Boston Private Financial
45,500	Fred’s, Inc. *	668,850		Holdings, Inc. *	837,600
22,500	Fuel Systems		50,000	Bristol West Holdings, Inc. *	1,108,500
	Solutions, Inc. #*	416,700	120,200	Cedar Shopping Centers, Inc.	1,947,240
87,000	Haverty Furniture		40,900	East West Bancorp, Inc. *	1,503,893
	Companies, Inc. *	1,218,000	8,500	Employers Holdings, Inc. #	170,170
65,000	Journal Register Company *	387,400	68,000	First Financial Fund, Inc.	969,000
32,400	M/I Homes, Inc. *	860,220	47,000	First Republic Bank *	2,523,900
31,000	Matthews International		64,000	Hercules Technology Growth
	Corporation *	1,261,700		Capital, Inc. *	876,800
13,000	Orient Express Hotels, Ltd. *	777,660	25,300	Home Bancshares, Inc. *	557,865
42,000	RARE Hospitality		5,000	iShares Russell 2000 Value Fund	404,750
	International, Inc. #*	1,263,780	9,500	Kilroy Realty Corporation	700,625
67,900	Regent Communications, Inc. #	218,638	68,500	Kohlberg Capital Corporation #*	1,096,000
32,900	Ruby Tuesday, Inc. *	940,940	48,400	LaSalle Hotel Properties *	2,243,824
54,900	Saga Communications, Inc. #	534,177	2,800	Markel Corporation #*	1,357,524
63,200	Shiloh Industries, Inc. *	712,896	56,300	Max Re Capital, Ltd.	1,434,524
40,700	Stanley Furniture Company, Inc. *	846,560	33,500	Midland Company *	1,421,070
48,000	Steak n Shake Company #*	804,960	40,000	National Health Realty, Inc. *	940,000
102,000	Stein Mart, Inc. *	1,664,640	59,000	Net Bank, Inc. *	130,390
37,000	Winnebago Industries, Inc. *	1,244,310	41,000	Ohio Casualty Corporation *	1,227,950

	Total Consumer		33,100	Parkway Properties, Inc. *	1,729,475
	Discretionary	21,775,448	14,100	Piper Jaffray Companies #	873,354

			39,000	Potlatch Corporation *	1,785,420
Consumer Staples (2.2%)			52,500	ProAssurance Corporation #*	2,685,375
133,000	Alliance One International, Inc. #*	1,227,590	39,500	Sandy Spring Bancorp, Inc. *	1,368,280
33,000	Casey’s General Stores, Inc. *	825,330	38,000	Seabright Insurance Holdings #*	699,200
41,500	Nash Finch Company *	1,430,090	16,800	Strategic Hotel Capital, Inc. *	384,216
22,700	Winn-Dixie Stores, Inc. #	400,655	31,400	SVB Financial Group #*	1,525,726

	Total Consumer Staples	3,883,665	31,000	Washington Real Estate

				Investment Trust *	1,160,020
Energy (7.8%)			20,300	Wintrust Financial Corporation *	905,583

22,800	Atwood Oceanics, Inc. #*	1,338,132		Total Financials	35,549,454

53,700	Forest Oil Corporation #*	1,791,969
108,100	Geomet, Inc. #*	953,442
16,100	Lone Star Technologies, Inc. #	1,063,083

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

10

Partner Small Cap Value Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (96.2%)	Value	Shares	Common Stock (96.2%)	Value

Health Care (6.2%)			107,000	Vitran Corporation, Inc. #	$2,102,550
13,400	Analogic Corporation *	$842,592	45,450	Waste Connections, Inc. #	1,360,773
21,300	Arrow International, Inc.	685,008	45,900	Woodward Governor
61,000	Capital Senior Living			Company *	1,889,703

	Corporation #*	708,210		Total Industrials	37,837,910

40,000	Diversa Corporation #*	312,400
58,000	Exelixis, Inc. #*	576,520	Information Technology (10.0%)
73,800	Momenta Pharmaceuticals, Inc. #*	956,448	50,000	Advanced Energy
30,600	Myriad Genetics, Inc. #*	1,054,476		Industries, Inc. #	1,052,000
21,300	National Healthcare		22,900	ATMI, Inc. #*	700,053
	Corporation *	1,085,874	121,000	Brooks Automation, Inc. #*	2,075,150
64,500	Owens & Minor, Inc. *	2,369,085	66,000	Catapult Communications
35,800	Pharmion Corporation #*	941,182		Corporation #*	642,840
33,200	West Pharmaceutical		92,500	Entegris, Inc. #*	989,750
	Services, Inc. *	1,541,476	100,000	GSI Group, Inc. #	991,000

	Total Health Care	11,073,271	105,300	Lattice Semiconductor

				Corporation #*	616,005
Industrials (21.1%)			175,000	LookSmart, Ltd. #	670,250
58,500	Accuride Corporation #*	854,100	50,400	Methode Electronics, Inc.	744,408
20,300	Ameron International		122,500	MPS Group, Inc. #*	1,733,375
	Corporation *	1,336,958	56,500	Progress Software Corporation #*	1,762,800
47,000	Belden CDT, Inc. *	2,518,730	260,000	Safeguard Scientifics, Inc. #*	769,600
68,000	Builders Firstsource, Inc. #*	1,092,760	44,200	SPSS, Inc. #*	1,595,620
53,000	C&D Technologies, Inc. *	266,590	46,000	StarTek, Inc. *	450,340
38,400	Circor International, Inc.	1,370,880	39,600	TNS, Inc. #	637,164
44,000	Dollar Thrifty Automotive		40,900	Xyratex, Ltd. #	976,283
	Group, Inc. #*	2,245,760	370,000	Zarlink Semiconductor, Inc. #*	765,900
21,000	EDO Corporation *	550,200	44,800	Zygo Corporation #	717,248

71,300	Electro Rent Corporation #*	1,026,720		Total Information
31,000	Franklin Electric Company, Inc. *	1,441,500		Technology	17,889,786

45,700	FTI Consulting, Inc. #*	1,535,063
39,400	G & K Services, Inc. *	1,429,432	Materials (11.0%)
65,100	Genesee & Wyoming, Inc. #*	1,732,311	39,000	Airgas, Inc.	1,643,850
23,200	Genlyte Group, Inc. #	1,636,760	43,000	American Vanguard Corporation *	734,870
78,000	Hub Group, Inc. #	2,261,220	31,600	AptarGroup, Inc.	2,114,988
31,900	IDEX Corporation *	1,623,072	36,200	Arch Chemicals, Inc.	1,130,164
48,000	Insituform Technologies, Inc. #*	997,920	20,800	Carpenter Technology
61,500	Kirby Corporation #*	2,151,270		Corporation *	2,511,808
21,400	LSI Industries, Inc. *	358,236	24,000	Chesapeake Corporation *	362,400
23,000	Macquarie Infrastructure		10,600	Deltic Timber Corporation *	508,376
	Company Trust *	903,900	30,600	Florida Rock Industries, Inc.	2,059,074
61,000	McGrath Rentcorp *	1,931,870	62,800	Gibraltar Industries, Inc. *	1,420,536
38,800	Nordson Corporation *	1,802,648	22,500	Innospec, Inc.	1,296,900
56,400	Sterling Contruction		57,200	Metal Management, Inc.	2,642,640
	Company, Inc. #*	1,074,984	18,700	Minerals Technologies, Inc. *	1,162,392
60,000	Synagro Technologies, Inc. *	342,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

11

Partner Small Cap Value Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (96.2%)	Value	Shares	Common Stock (96.2%)	Value

Materials — continued			Utilities (5.3%)
70,000	Myers Industries, Inc.	$1,307,600	44,000	Black Hills Corporation *	$1,617,880
55,000	Wausau-Mosinee Paper		69,400	Cleco Corporation	1,792,602
	Corporation *	789,800	51,000	El Paso Electric Company #	1,343,850

	Total Materials	19,685,398	8,600	Empire District Electric Company	213,280

			51,000	Southwest Gas Corporation *	1,982,370
Telecommunications Services (0.7%)			39,500	UniSource Energy Corporation	1,483,225
120,000	Premiere Global		38,700	Vectren Corporation *	1,106,820

	Services, Inc. #	1,346,400		Total Utilities	9,540,027

	Total Telecommunications

	Services	1,346,400		Total Common Stock

				(cost $141,850,106)	172,571,331

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.6%)		Rate (+)	Date	Value

45,865,170	Thrivent Financial Securities Lending Trust		5.350%	N/A	$45,865,170

		Total Collateral Held for Securities Loaned
		(cost $45,865,170)			45,865,170

			Interest	Maturity
Shares	Short-Term Investments (3.6%)		Rate (+)	Date	Value

6,552,117	Thrivent Money Market Portfolio		5.050%	N/A	$6,552,117

		Total Short-Term Investments (at amortized cost)			6,552,117

		Total Investments (cost $194,267,393) 125.4%			$224,988,618

		Other Assets and Liabilities, Net (25.4%)			(45,542,494)

		Total Net Assets 100.0%			$179,446,124

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

§ Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$36,072,119
Gross unrealized depreciation	(5,350,894)

Net unrealized appreciation (depreciation)	$30,721,225
Cost for federal income tax purposes	$194,267,393

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

12

Small Cap Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Consumer Discretionary (13.3%)			52,200	Flowers Foods, Inc.	$1,574,874
19,200	Aftermarket Technology		56,000	Performance Food Group
	Corporation #	$466,176		Company #*	1,728,720
59,300	ArvinMeritor, Inc. *	1,082,225	32,900	Ralcorp Holdings, Inc. #	2,115,470
39,600	Cache, Inc. #	702,900	75,950	Reddy Ice Holdings, Inc. *	2,292,171
22,800	Children’s Place Retail Stores, Inc. #	1,271,328	15,800	Universal Corporation	969,330

51,800	Coldwater Creek, Inc. #*	1,050,504		Total Consumer Staples	15,443,025

17,600	Crocs, Inc. #	831,600
20,400	Desarrolladora Homex ADR #*	1,182,180	Energy (5.5%)
62,000	Domino’s Pizza, Inc.	2,013,140	36,100	Arena Resources, Inc. #*	1,809,332
50,900	DreamWorks Animation		29,200	Denbury Resources, Inc. #	869,868
	SKG, Inc. #	1,556,522	31,900	Dresser-Rand Group, Inc. #	971,674
86,800	GameStop Corporation #	2,827,076	25,800	Dril-Quip, Inc. #	1,116,624
63,900	Genesco, Inc. #*	2,653,767	18,300	Energy Transfer Partners, LP *	1,066,158
110,600	Gentex Corporation *	1,797,250	57,300	Frontier Oil Corporation *	1,870,272
51,100	Hearst-Argyle Television, Inc. *	1,389,409	84,400	Global Industries, Ltd. #	1,543,676
133,000	Imax Corporation #*	670,320	47,400	Input/Output, Inc. #*	653,172
53,600	Jackson Hewitt Tax Service, Inc. *	1,724,848	15,800	Lufkin Industries, Inc.	887,644
61,025	Joseph A. Bank Clothiers, Inc. #*	2,157,234	46,800	Oil States International, Inc. #*	1,501,812
28,600	Laureate Education, Inc. #	1,686,542	12,500	Penn Virginia Corporation	917,500
44,300	Life Time Fitness, Inc. #*	2,277,463	105,497	Petrohawk Energy
40,000	Meredith Corporation	2,295,600		Corporation #*	1,389,395
55,400	Modine Manufacturing Company *	1,268,660	36,300	Petroleum Development
77,300	New York & Company, Inc. #	1,220,567		Corporation #*	1,944,591
32,900	Oxford Industries, Inc.	1,626,576	60,854	Range Resources Corporation *	2,032,524
54,300	Pool Corporation *	1,943,940	36,700	Southwestern Energy Company #	1,503,966
103,600	Quiksilver, Inc. #*	1,201,760	37,900	Superior Energy Services, Inc. #	1,306,413
37,600	R.H. Donnelley Corporation #*	2,665,464	29,200	Teekay Shipping Corporation	1,580,012
66,100	RARE Hospitality		33,100	Tesco Corporation #	878,805

	International, Inc. #	1,988,949		Total Energy	23,843,438

71,400	Scientific Games Corporation #*	2,344,062
43,825	Shuffle Master, Inc. #*	799,806	Financials (15.8%)
68,100	Sonic Corporation #*	1,517,268	49,100	Acadia Realty Trust	1,280,037
51,200	Steiner Leisure, Ltd. #	2,302,976	38,850	Affiliated Managers Group, Inc. #*	4,209,396
48,700	Talbots, Inc. *	1,150,294	29,300	Alabama National
123,000	Texas Roadhouse, Inc. #*	1,752,750		BanCorporation *	2,074,733
36,700	Tractor Supply Company #*	1,890,050	51,750	Argonaut Group, Inc. #	1,674,630
63,400	WMS Industries, Inc. #*	2,487,816	87,100	Assured Guaranty, Ltd.	2,379,572
62,900	Wolverine World Wide, Inc.	1,797,053	51,850	BioMed Realty Trust, Inc.	1,363,655

	Total Consumer		26,018	BOK Financial Corporation *	1,288,672
	Discretionary	57,594,075	61,400	CastlePoint Holdings, Ltd. *	1,003,890

			81,900	Center Financial Corporation *	1,619,163
Consumer Staples (3.6%)			33,600	Delphi Financial Group, Inc.	1,351,728
121,200	Casey’s General Stores, Inc. *	3,031,212	42,500	Digital Realty Trust, Inc.	1,695,750
38,700	Central Garden & Pet Company #*	568,890	63,600	Dollar Financial Corporation #*	1,609,080
35,400	Dean Foods Company #	1,654,596	27,200	EastGroup Properties, Inc.	1,388,016
69,100	Elizabeth Arden, Inc. #*	1,507,762

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

13

Small Cap Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Financials — continued			41,700	Cytyc Corporation #	$1,426,557
41,400	Endurance Specialty		16,000	Dade Behring Holdings, Inc.	701,600
	Holdings, Ltd.	$1,479,636	114,800	Dexcom, Inc. #*	902,328
80,500	FelCor Lodging Trust, Inc.	2,090,585	87,400	Diversa Corporation #*	682,594
23,300	First Industrial Realty Trust, Inc. *	1,055,490	45,100	ev3, Inc. #*	888,470
62,500	First State Bancorporation *	1,409,375	71,600	Five Star Quality Care, Inc. #*	736,048
50,600	Glimcher Realty Trust *	1,367,212	39,600	HealthExtras, Inc. #	1,139,688
32,100	Greenhill & Company, Inc. *	1,970,619	31,100	Hologic, Inc. #*	1,792,604
58,950	HCC Insurance Holdings, Inc. *	1,815,660	21,600	Integra LifeSciences Holdings
34,400	Hilb, Rogal and Hobbs Company	1,687,320		Corporation #*	984,528
46,300	iShares Russell Microcap		35,500	inVentiv Health, Inc. #	1,359,295
	Index Fund *	2,722,903	40,600	Inverness Medical
47,456	Mercantile Bank Corporation *	1,541,371		Innovations, Inc. #*	1,777,468
53,700	Nationwide Health		31,400	Kindred Healthcare, Inc. #*	1,029,292
	Properties, Inc.	1,678,662	25,900	K-V Pharmaceutical Company #*	640,507
120,433	Nexity Financial Corporation #	1,409,066	36,900	Kyphon, Inc. #	1,665,666
62,300	Philadelphia Consolidated		33,900	LCA-Vision, Inc. *	1,396,341
	Holding Corporation #	2,740,577	41,600	LHC Group, Inc. #*	1,349,088
80,200	Platinum Underwriters		35,800	LifePoint Hospitals, Inc. #	1,368,276
	Holdings, Ltd.	2,572,816	61,400	NuVasive, Inc. #*	1,458,250
34,400	Portfolio Recovery		55,800	Omnicell, Inc. #*	1,167,336
	Associates, Inc. #*	1,535,960	24,800	Orthofix International NV #	1,266,040
33,700	Potlatch Corporation *	1,542,786	46,200	Owens & Minor, Inc. *	1,696,926
122,200	PowerShares Zacks Micro		36,600	Pediatrix Medical Group, Inc. #	2,088,396
	Cap Portfolio	2,224,040	58,500	PSS World Medical, Inc. #*	1,236,690
51,800	ProAssurance Corporation #	2,649,570	33,200	Psychiatric Solutions, Inc. #*	1,338,292
52,100	Senior Housing Property Trust *	1,245,190	13,000	Respironics, Inc. #	545,870
9,300	SL Green Realty Corporation	1,275,774	39,000	STERIS Corporation	1,035,840
21,200	Sovran Self Storage, Inc.	1,174,692	41,800	Symbion, Inc. #*	819,698
33,500	Tower Group, Inc. *	1,079,370	34,400	Syneron Medical, Ltd. #*	930,520
64,600	United Community Banks, Inc. *	2,118,234	47,000	Thoratec Corporation #*	982,300
56,100	U-Store-It Trust	1,128,732	53,100	Trizetto Group, Inc. #*	1,062,531
72,403	Washington Federal, Inc. *	1,698,574	28,900	Varian, Inc. #	1,683,714
31,600	Washington Real Estate		45,300	VCA Antech, Inc. #	1,644,843
	Investment Trust *	1,182,472	59,900	ViroPharma, Inc. #*	859,565
29,100	Westamerica Bancorporation *	1,401,747	19,800	Wellcare Health Plans, Inc. #*	1,687,950

	Total Financials	68,736,755	19,300	West Pharmaceutical

				Services, Inc. *	896,099

Health Care (10.8%)				Total Health Care	46,874,975

31,500	Affymetrix, Inc. #*	947,205
38,100	Allscripts Healthcare		Industrials (18.3%)
	Solutions, Inc. #*	1,021,461	75,800	AirTran Holdings, Inc. #*	778,466
44,100	American Medical Systems		64,600	American Commercial Lines, Inc. #*	2,031,670
	Holdings, Inc. #*	933,597	53,700	Baldor Electric Company	2,026,638
29,400	BioMarin Pharmaceutical, Inc. #*	507,444	34,400	BE Aerospace, Inc. #	1,090,480
9,500	Bio-Rad Laboratories, Inc. #	663,480	48,375	Beacon Roofing Supply, Inc. #*	782,708
25,400	Cubist Pharmaceuticals, Inc. #*	560,578	72,000	CLARCOR, Inc. *	2,289,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

14

Small Cap Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Industrials — continued			27,600	CACI International, Inc. #*	$1,293,336
30,400	Consolidated Graphics, Inc. #*	$2,251,120	154,000	CNET Networks, Inc. #*	1,341,340
79,700	Dayton Superior Corporation #	824,098	31,231	Cymer, Inc. #	1,297,648
64,700	DRS Technologies, Inc.	3,375,399	52,100	Cypress Semiconductor
25,800	Flowserve Corporation	1,475,502		Corporation #*	966,455
45,300	FTI Consulting, Inc. #	1,521,627	27,750	Diodes, Inc. #*	967,088
18,300	Gardner Denver, Inc. #	637,755	173,100	ECI Telecom, Ltd. #	1,419,420
49,300	GATX Corporation *	2,356,540	49,500	Emulex Corporation #	905,355
118,688	Genesee & Wyoming, Inc. #	3,158,288	116,500	Entrust, Inc. #*	469,495
37,900	Genlyte Group, Inc. #	2,673,845	47,579	Euronet Worldwide, Inc. #*	1,277,972
47,100	Houston Wire & Cable		49,500	Fairchild Semiconductor
	Company #	1,319,742		International, Inc. #	827,640
66,900	Hub Group, Inc. #*	1,939,431	60,026	FLIR Systems, Inc. #*	2,141,127
30,900	Huron Consulting Group, Inc. #*	1,879,956	51,500	Global Payments, Inc.	1,754,090
70,600	IDEX Corporation	3,592,128	39,300	Hyperion Solutions
47,800	Innerworkings, Inc. #	564,040		Corporation #	2,036,919
140,800	Interface, Inc.	2,251,392	102,600	Informatica Corporation #*	1,377,918
112,800	Interline Brands, Inc. #*	2,472,576	98,600	Insight Enterprises, Inc. #	1,772,828
46,800	Jacobs Engineering Group, Inc. #	2,183,220	74,000	Integrated Device
76,500	JB Hunt Transport Services, Inc.	2,007,360		Technology, Inc. #	1,141,080
100,800	JetBlue Airways Corporation #*	1,160,208	170,800	Ixia #*	1,588,440
86,800	Kforce, Inc. #	1,195,236	101,700	J2 Global Communication, Inc. #*	2,819,124
61,000	Kirby Corporation #	2,133,780	45,500	Kronos, Inc. #*	2,434,250
41,500	Landstar System, Inc.	1,902,360	134,000	Micrel, Inc. #*	1,476,680
48,300	Manitowoc Company, Inc.	3,068,499	31,385	MoneyGram International, Inc. *	871,248
76,100	McGrath Rentcorp *	2,410,087	173,500	MPS Group, Inc. #	2,455,025
63,000	Pall Corporation	2,394,000	85,000	Nanometrics, Inc. #*	569,500
46,000	Roper Industries, Inc. *	2,524,480	98,100	Packeteer, Inc. #*	1,218,402
69,700	SkyWest, Inc. *	1,870,051	105,700	Parametric Technology
83,800	Standard Parking Corporation #*	2,964,006		Corporation #*	2,017,813
74,900	Ultrapetrol Bahamas, Ltd. #	1,256,822	104,500	Photronics, Inc. #*	1,624,975
68,900	URS Corporation #	2,934,451	35,200	Polycom, Inc. #	1,173,216
22,800	Washington Group		187,300	Powerwave Technologies, Inc. #*	1,065,737
	International, Inc. #	1,514,376	68,500	Progress Software Corporation #	2,137,200
127,750	Waste Connections, Inc. #	3,824,835	73,400	QLogic Corporation #	1,247,800
55,300	Watson Wyatt Worldwide, Inc.	2,690,345	158,100	Sapient Corporation #*	1,084,566

	Total Industrials	79,327,117	56,100	ScanSource, Inc. #*	1,505,724

			92,600	Silicon Image, Inc. #	755,616
Information Technology (17.5%)			111,500	STATS ChipPAC, Ltd. ADR #	1,340,230
41,300	ADTRAN, Inc. *	1,005,655	40,000	Sybase, Inc. #	1,011,200
73,194	Avnet, Inc. #*	2,645,231	192,700	TIBCO Software, Inc. #	1,641,804
53,100	Avocent Corporation #	1,432,107	127,200	Trimble Navigation, Ltd. #*	3,414,048
79,200	Axcelis Technologies, Inc. #*	605,088	53,000	Varian Semiconductor
125,100	BEA Systems, Inc. #	1,449,909		Equipment Associates, Inc. #*	2,829,140
58,400	Benchmark Electronics, Inc. #	1,206,544	66,100	ViaSat, Inc. #	2,179,317
265,000	Brocade Communications #	2,522,800
35,600	Business Objects SA ADR #*	1,288,364

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

15

Small Cap Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Information Technology — continued			Telecommunications Services (1.2%)
107,400	webMethods, Inc. #*	$772,206	60,700	Eschelon Telecom, Inc. #	$1,754,230
151,400	Wind River Systems, Inc. #*	1,504,916	127,750	Iowa Telecommunications
57,900	Zebra Technologies			Services, Inc. *	2,555,000
	Corporation #*	2,235,519	39,900	Time Warner Telecom, Inc. #	828,723

	Total Information			Total Telecommunications
	Technology	76,119,105		Services	5,137,953

Materials (6.4%)			Utilities (2.8%)
59,000	Airgas, Inc.	2,486,850	39,800	AGL Resources, Inc.	1,700,256
80,800	Albemarle Corporation	3,340,272	42,400	Cleco Corporation	1,095,192
31,000	AptarGroup, Inc.	2,074,830	69,800	Piedmont Natural Gas
32,516	Bemis Company, Inc.	1,085,709		Company, Inc. *	1,841,324
24,643	Century Aluminum Company #	1,155,264	62,600	PNM Resources, Inc.	2,021,980
68,700	Commercial Metals Company *	2,153,745	28,600	UniSource Energy Corporation	1,073,930
31,600	Eagle Materials, Inc. *	1,410,308	73,500	Vectren Corporation *	2,102,100
35,700	Lubrizol Corporation	1,839,621	76,500	Westar Energy, Inc.	2,105,280

114,200	RPM International, Inc.	2,638,020		Total Utilities	11,940,062

23,400	RTI International Metals, Inc. #*	2,129,634

62,000	Silgan Holdings, Inc.	3,168,820		Total Common Stock
71,000	Steel Dynamics, Inc.	3,067,200		(cost $347,193,066)	412,828,129

16,700	Texas Industries, Inc. *	1,261,351

	Total Materials	27,811,624

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.3%)		Rate (+)	Date	Value

109,732,961	Thrivent Financial Securities Lending Trust		5.350%	N/A	$109,732,961

	Total Collateral Held for Securities Loaned
	(cost $109,732,961)				109,732,961

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

16

Small Cap Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (9.6%)	Rate (+)	Date	Value

$2,000,000	Bryant Park Funding, LLC	5.300%	4/12/2007	$1,996,467
3,000,000	Falcon Asset Securitization Corporation	5.270	4/13/2007	2,994,291
900,000	Federal National Mortgage Association	5.080	7/16/2007	886,665
5,935,000	Jupiter Securitization Company, LLC	5.420	4/2/2007	5,933,213
7,635,000	Paradigm Funding, LLC	5.420	4/2/2007	7,632,701
15,249,184	Thrivent Money Market Portfolio	5.050	N/A	15,249,184
2,000,000	UBS Finance Corporation	5.295	4/3/2007	1,999,118
5,000,000	Victory Receivables Corporation	5.320	4/4/2007	4,997,044

	Total Short-Term Investments (cost $41,688,429)			41,688,683

	Total Investments (cost $498,614,456) 130.1%			$564,249,773

	Other Assets and Liabilities, Net (30.1%)			(130,550,129)

	Total Net Assets 100.0%			$433,699,644

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificated for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$71,412,538
Gross unrealized depreciation	(5,777,221)

Net unrealized appreciation (depreciation)	$65,635,317
Cost for federal income tax purposes	$498,614,456

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

17

Small Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (99.2%)	Value	Shares	Common Stock (99.2%)	Value

Consumer Discretionary (15.0%)			20,000	JAKKS Pacific, Inc. #*	$478,000
9,600	4Kids Entertainment, Inc. #*	$181,632	17,630	Jo-Ann Stores, Inc. #*	480,418
35,175	Aaron Rents, Inc.	930,027	12,975	Joseph A. Bank Clothiers, Inc. #*	458,666
21,400	Arbitron, Inc. *	1,004,730	35,700	K2, Inc. #*	431,613
8,700	Arctic Cat, Inc. *	169,563	18,200	Kellwood Company *	533,806
10,600	Ashworth, Inc. #*	80,242	11,800	Keystone Automotive
13,200	Audiovox Corporation #*	194,436		Industries, Inc. #*	397,660
8,700	Bassett Furniture		19,200	K-Swiss, Inc. *	518,784
	Industries, Inc. *	128,064	12,400	Landry’s Restaurants, Inc. *	367,040
10,000	Blue Nile, Inc. #*	406,600	37,000	La-Z-Boy, Inc. *	458,060
18,900	Bright Horizons Family		10,400	Lenox Group, Inc. #*	68,432
	Solutions, Inc. #*	713,475	10,500	Libbey, Inc. *	147,210
20,750	Brown Shoe Company, Inc.	871,500	47,300	Live Nation, Inc. #	1,043,438
21,000	Building Materials Holding		32,700	LKQ Corporation #*	714,822
	Corporation *	380,310	8,800	M/I Homes, Inc. *	233,640
14,000	California Pizza Kitchen, Inc. #*	460,460	15,600	Marcus Corporation	362,856
22,800	Cato Corporation *	533,292	13,400	MarineMax, Inc. #*	310,612
24,025	CEC Entertainment, Inc. #	997,998	38,200	Men’s Wearhouse, Inc.	1,797,310
55,200	Champion Enterprises, Inc. #*	485,760	15,800	Meritage Homes Corporation #*	507,496
16,800	Children’s Place Retail		8,700	Midas, Inc. #*	187,659
	Stores, Inc. #	936,768	19,400	Monaco Coach Corporation *	309,042
26,825	Christopher & Banks		7,700	Monarch Casino &
	Corporation *	522,283		Resort, Inc. #*	200,200
50,300	CKE Restaurants, Inc. *	948,658	14,700	Movado Group, Inc. *	432,915
11,500	Coachmen Industries, Inc. *	121,095	19,900	Multimedia Games, Inc. #*	236,810
20,000	Coinstar, Inc. #	626,000	3,400	National Presto Industries, Inc. *	209,576
16,000	Cost Plus, Inc. #*	160,000	22,700	Nautilus Group, Inc. *	350,261
3,800	CPI Corporation	199,538	3,520	NVR, Inc. #*	2,340,800
24,200	Crocs, Inc. #	1,143,450	17,000	O’Charley’s, Inc. #	327,930
7,800	Deckers Outdoor Corporation #*	553,956	11,000	Oxford Industries, Inc.	543,840
33,200	Dress Barn, Inc. #*	690,892	18,400	P.F. Chang’s China Bistro, Inc. #*	770,592
13,500	Drew Industries, Inc. #*	387,180	22,900	Panera Bread Company #*	1,352,474
22,950	Ethan Allen Interiors, Inc. *	811,053	16,100	Papa John’s
30,200	Finish Line, Inc. *	380,520		International, Inc. #*	473,340
46,200	Fleetwood Enterprises, Inc. #*	365,442	10,000	Peet’s Coffee & Tea, Inc. #*	276,200
32,637	Fossil, Inc. #*	863,901	39,300	Pep Boys — Manny, Moe & Jack *	750,237
28,950	Fred’s, Inc. *	425,565	17,500	PetMed Express, Inc. #*	207,375
16,200	Genesco, Inc. #*	672,786	43,000	Pinnacle Entertainment, Inc. #*	1,250,010
17,500	Group 1 Automotive, Inc. *	695,975	25,600	Polaris Industries, Inc. *	1,228,288
21,200	Guitar Center, Inc. #*	956,544	36,212	Pool Corporation *	1,296,390
22,800	Gymboree Corporation #	913,596	6,500	Pre-Paid Legal Services, Inc. #*	325,715
16,500	Haverty Furniture		88,100	Quiksilver, Inc. #*	1,021,960
	Companies, Inc. *	231,000	55,800	Radio One, Inc. #	360,468
22,850	Hibbett Sports, Inc. #*	653,282	22,050	RARE Hospitality
31,875	Hot Topic, Inc. #*	353,812		International, Inc. #	663,484
11,500	IHOP Corporation *	674,475	15,200	RC2 Corporation #	613,928
24,600	Jack in the Box, Inc. #*	1,700,598

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

18

Small Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (99.2%)	Value	Shares	Common Stock (99.2%)	Value

Consumer Discretionary — continued			14,100	Great Atlantic & Pacific Tea
11,900	Red Robin Gourmet			Company, Inc. *	$467,838
	Burgers, Inc. #*	$461,958	28,400	Hain Celestial Group, Inc. #*	853,988
8,500	Russ Berrie and Company, Inc. #*	119,850	10,000	J & J Snack Foods Corporation *	394,900
12,600	Ruth’s Chris Steak House, Inc. #	256,536	22,300	Lance, Inc. *	451,352
36,050	Select Comfort Corporation #*	641,690	20,500	Longs Drug Stores Corporation	1,058,620
25,225	Shuffle Master, Inc. #*	460,356	11,500	Mannatech, Inc. *	184,690
19,900	Skechers USA, Inc. #*	668,043	9,600	Nash Finch Company *	330,816
5,100	Skyline Corporation	172,074	40,800	NBTY, Inc. #	2,164,032
21,800	Sonic Automotive, Inc. *	621,300	25,200	Performance Food Group
49,052	Sonic Corporation #*	1,092,879		Company #*	777,924
31,500	Stage Stores, Inc.	734,265	40,200	Playtex Products, Inc. #*	545,514
13,900	Stamps.com, Inc. #	199,743	19,300	Ralcorp Holdings, Inc. #	1,240,990
8,700	Standard Motor Products, Inc.	148,509	11,400	Sanderson Farms, Inc. *	422,484
46,700	Standard Pacific Corporation *	974,629	15,800	Spartan Stores, Inc.	423,242
20,517	Steak n Shake Company #	344,070	28,000	Spectrum Brands, Inc. #*	177,240
19,400	Stein Mart, Inc. *	316,608	22,500	TreeHouse Foods, Inc. #	685,575
26,300	Stride Rite Corporation *	404,757	30,800	United Natural Foods, Inc. #*	943,712
13,400	Sturm, Ruger &		6,600	USANA Health Sciences, Inc. #*	309,342
	Company, Inc. #*	180,230	12,470	WD-40 Company *	395,424

16,700	Superior Industries			Total Consumer Staples	18,996,335

	International, Inc. *	347,861
25,000	Tractor Supply Company #*	1,287,500	Energy (6.2%)
46,700	Triarc Companies, Inc. *	802,773	19,500	Atwood Oceanics, Inc. #*	1,144,455
21,500	Tuesday Morning Corporation *	319,060	16,900	Bristow Group, Inc. #*	616,005
23,100	Tween Brands, Inc. #*	825,132	34,800	Cabot Oil & Gas Corporation	2,342,736
10,300	UniFirst Corporation *	395,211	14,700	Carbo Ceramics, Inc. *	684,285
16,600	Universal Technical		17,400	Dril-Quip, Inc. #*	753,072
	Institute, Inc. #*	383,128	65,814	Helix Energy Solutions
7,000	Vertrue, Inc. #*	336,770		Group, Inc. #*	2,454,204
22,600	Winnebago Industries, Inc. *	760,038	16,700	Hornbeck Offshore
17,200	WMS Industries, Inc. #*	674,928		Services, Inc. #*	478,455
40,200	Wolverine World Wide, Inc.	1,148,514	13,100	Hydril Company #	1,260,744
35,300	Zale Corporation #*	931,214	50,800	Input/Output, Inc. #*	700,024

	Total Consumer		22,100	Lone Star Technologies, Inc. #	1,459,263
	Discretionary	64,575,441	10,700	Lufkin Industries, Inc. *	601,126

			58,500	Massey Energy Company *	1,403,415
Consumer Staples (4.4%)			40,000	Oceaneering
63,300	Alliance One			International, Inc. #*	1,684,800
	International, Inc. #	584,259	13,600	Penn Virginia Corporation	998,240
36,400	Casey’s General Stores, Inc. ‡	910,364	10,600	Petroleum Development
51,600	Central Garden & Pet Company #*	758,520		Corporation #*	567,842
13,400	Chattem, Inc. #*	789,796	15,350	SEACOR Holdings, Inc. #*	1,510,440
53,700	Corn Products International, Inc. *	1,911,183	45,300	St. Mary Land & Exploration
26,400	Delta & Pine Land Company	1,087,680		Company *	1,661,604
37,350	Flowers Foods, Inc. *	1,126,850	20,100	Stone Energy Corporation #	596,769
			21,500	Swift Energy Company #*	898,055

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

19

Small Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (99.2%)	Value	Shares	Common Stock (99.2%)	Value

Energy — continued			17,200	Franklin Bank Corporation #*	$307,364
52,150	TETRA Technologies, Inc. #*	$1,288,626	48,900	Fremont General Corporation *	338,877
33,400	Unit Corporation #	1,689,706	38,000	Glacier Bancorp, Inc. *	913,520
21,800	W-H Energy Services, Inc. #	1,018,932	29,900	Hanmi Financial Corporation *	569,894
20,500	World Fuel Services		26,100	Hilb, Rogal and Hobbs Company	1,280,205
	Corporation *	948,330	14,865	Independent Bank Corporation *	302,800

	Total Energy	26,761,128	14,000	Infinity Property & Casualty

				Corporation *	656,040
Financials (15.6%)			46,900	Inland Real Estate Corporation *	860,146
23,200	Acadia Realty Trust ‡	604,824	31,900	Investment Technology
13,200	Anchor BanCorp			Group, Inc. #*	1,250,480
	Wisconsin, Inc. *	374,220	13,700	Irwin Financial Corporation *	255,368
43,700	Bank Mutual Corporation	496,869	23,600	Kilroy Realty Corporation *	1,740,500
33,100	BankAtlantic Bancorp, Inc. *	362,776	38,500	LaBranche & Company, Inc. #*	314,160
23,100	BankUnited Financial		12,600	LandAmerica Financial
	Corporation *	489,951		Group, Inc. *	931,266
26,500	Boston Private Financial		50,600	Lexington Corporate
	Holdings, Inc. *	739,880		Properties Trust	1,069,178
44,500	Brookline Bancorp, Inc. *	563,815	15,100	LTC Properties, Inc. *	391,241
20,500	Cascade Bancorp *	531,770	20,300	MAF Bancorp, Inc.	839,202
21,400	Cash America		35,700	Medical Properties Trust, Inc. *	524,433
	International, Inc.	877,400	18,300	Mid-America Apartment
22,300	Central Pacific Financial			Communities, Inc.	1,029,558
	Corporation *	815,511	15,300	Nara Bancorp, Inc. *	267,903
32,718	Chittenden Corporation	987,756	47,800	National Retail Properties, Inc. *	1,156,282
33,300	Colonial Properties Trust	1,520,811	10,900	Parkway Properties, Inc. *	569,525
21,800	Community Bank System, Inc. *	456,056	41,400	Philadelphia Consolidated
23,900	Corus Bankshares, Inc. *	407,734		Holding Corporation #	1,821,186
31,265	Delphi Financial Group, Inc.	1,257,791	13,400	Piper Jaffray Companies #	829,996
19,975	Dime Community Bancshares *	264,269	11,600	Portfolio Recovery
14,165	Downey Financial Corporation *	914,209		Associates, Inc. #*	517,940
44,300	East West Bancorp, Inc. *	1,628,911	15,700	Presidential Life Corporation *	309,604
17,300	EastGroup Properties, Inc. *	882,819	13,400	PrivateBancorp, Inc. *	489,904
19,000	Entertainment Properties Trust	1,144,750	24,100	ProAssurance Corporation #*	1,232,715
17,400	Essex Property Trust, Inc. *	2,252,952	25,000	Prosperity Bancshares, Inc. *	868,500
19,950	Financial Federal Corporation *	525,084	23,264	Provident Bankshares
60,000	First BanCorp	795,600		Corporation *	764,455
19,800	First Cash Financial		11,700	PS Business Parks, Inc.	825,084
	Services, Inc. #*	441,144	19,300	Rewards Network, Inc. #*	102,290
45,500	First Commonwealth Financial		14,500	RLI Corporation	796,485
	Corporation *	534,625	10,400	Safety Insurance Group, Inc. *	417,248
23,200	First Financial Bancorp *	350,552	7,400	SCPIE Holdings, Inc. #*	167,980
9,400	First Indiana Corporation	205,390	41,100	Selective Insurance Group, Inc.	1,046,406
36,112	First Midwest Bancorp, Inc. *	1,327,116	53,700	Senior Housing Property Trust *	1,283,430
22,300	First Republic Bank	1,197,510	53,800	South Financial Group, Inc. *	1,329,936
11,900	FirstFed Financial Corporation #*	676,277	14,900	Sovran Self Storage, Inc.	825,609
28,200	Flagstar Bancorp, Inc. *	336,990	13,700	Sterling Bancorp *	247,970

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

20

Small Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (99.2%)	Value	Shares	Common Stock (99.2%)	Value

Financials — continued			15,900	Cyberonics, Inc. #*	$298,602
52,100	Sterling Bancshares, Inc. *	$582,478	9,300	Datascope Corporation *	336,567
36,815	Sterling Financial Corporation	1,148,260	31,700	Dendrite International, Inc. #	496,422
13,300	Stewart Information Services		17,300	Digene Corporation #*	733,693
	Corporation *	555,807	13,700	Dionex Corporation #*	933,107
37,700	Susquehanna Bancshares, Inc. *	874,263	16,900	DJO, Inc. #*	640,510
17,727	SWS Group, Inc. *	439,794	22,397	Enzo Biochem, Inc. #*	337,747
18,500	Tradestation Group, Inc. #	232,915	14,200	Genesis Healthcare
9,000	Triad Guaranty, Inc. #*	372,690		Corporation #	896,162
54,082	TrustCo Bank Corporation NY *	518,106	19,600	Gentiva Health Services, Inc. #	395,332
71,800	UCBH Holdings, Inc. *	1,336,916	16,000	Greatbatch Technologies, Inc. #*	408,000
42,000	Umpqua Holdings Corporation *	1,124,340	19,000	Haemonetics Corporation #*	888,250
26,400	United Bankshares, Inc. *	924,792	21,500	HealthExtras, Inc. #*	618,770
26,100	United Community Banks, Inc. *	855,819	25,200	Healthways, Inc. #*	1,178,100
15,300	United Fire & Casual Company *	537,489	38,400	Hologic, Inc. #*	2,213,376
47,800	Whitney Holding Corporation ‡	1,461,724	48,900	Hooper Holmes, Inc. #*	218,583
11,300	Wilshire Bancorp, Inc. *	185,320	10,500	ICU Medical, Inc. #*	411,600
18,100	Wintrust Financial Corporation *	807,441	22,400	IDEXX Laboratories, Inc. #*	1,962,912
12,612	World Acceptance Corporation #*	503,849	49,675	Immucor, Inc. #	1,461,935
26,700	Zenith National Insurance		14,300	Integra LifeSciences Holdings
	Corporation *	1,262,109		Corporation #*	651,794

	Total Financials	67,134,154	23,100	Invacare Corporation *	402,864

			21,700	inVentiv Health, Inc. #*	830,893
Health Care (12.2%)			8,800	Kendle International, Inc. #*	312,576
35,100	Allscripts Healthcare		8,600	Kensey Nash Corporation #*	262,300
	Solutions, Inc. #*	941,031	14,350	LCA-Vision, Inc. *	591,076
24,300	Alpharma, Inc. *	585,144	15,400	Matria Healthcare, Inc. #*	405,944
18,633	Amedisys, Inc. #*	604,279	30,600	Mentor Corporation *	1,407,600
51,900	American Medical Systems		15,600	Meridian Bioscience, Inc.	433,056
	Holdings, Inc. #*	1,098,723	19,700	Merit Medical Systems, Inc. #*	247,235
37,700	AMERIGROUP Corporation #	1,146,080	57,400	MGI Pharma, Inc. #*	1,289,778
25,000	AMN Healthcare		17,800	Noven Pharmaceuticals, Inc. #*	412,960
	Services, Inc. #*‡	565,500	24,300	Odyssey Healthcare, Inc. #	319,059
21,650	AmSurg Corporation #	530,208	19,100	Option Care, Inc. *	254,030
10,000	Analogic Corporation *	628,800	12,700	Osteotech, Inc. #	97,028
20,500	ArQule, Inc. #*	152,930	29,000	Owens & Minor, Inc. *	1,065,170
19,800	ArthroCare Corporation #*	713,592	13,100	Palomar Medical
17,000	BioLase Technology, Inc. #*	165,410		Technologies, Inc. #*	523,345
11,500	Biosite, Inc. #*	965,655	19,700	PAREXEL International
11,800	Bradley Pharmaceuticals, Inc. #*	226,442		Corporation #	708,609
19,400	Cambrex Corporation	477,240	35,000	Pediatrix Medical Group, Inc. #‡	1,997,100
31,300	Centene Corporation #*	656,987	13,300	Pharmnet Development Group #*	345,800
19,200	Chemed Corporation	940,032	16,300	PolyMedica Corporation *	689,979
20,250	CONMED Corporation #*	591,908	12,600	Possis Medical, Inc. #*	163,926
32,400	Cooper Companies, Inc. *	1,575,288	48,600	PSS World Medical, Inc. #	1,027,404
15,800	Cross Country Healthcare, Inc. #	288,034
16,250	CryoLife, Inc. #*	136,662

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

21

Small Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (99.2%)	Value	Shares	Common Stock (99.2%)	Value

Health Care — continued			19,550	Ceradyne, Inc. #*	$1,070,167
47,300	Regeneron		36,900	CLARCOR, Inc. *	1,173,420
	Pharmaceuticals, Inc. #*	$1,022,626	8,400	Consolidated Graphics, Inc. #	622,020
12,600	RehabCare Group, Inc. #	199,962	11,200	Cubic Corporation *	242,368
52,800	Respironics, Inc. #*	2,217,072	31,800	Curtiss-Wright Corporation *	1,225,572
33,500	Savient Pharmaceuticals, Inc. #*	402,670	11,900	EDO Corporation *	311,780
21,300	Sciele Pharma, Inc. #*	504,384	22,900	EGL, Inc. #*	907,527
40,200	Sierra Health Services, Inc. #*	1,655,034	22,900	EMCOR Group, Inc. #	1,350,642
32,300	Sunrise Senior Living, Inc. #*	1,276,496	15,400	EnPro Industries, Inc. #*	555,170
11,200	SurModics, Inc. #*	403,200	18,400	Esterline Technologies
24,100	Theragenics Corporation #*	150,866		Corporation #*	755,688
32,250	United Surgical Partners		21,900	Forward Air Corporation *	720,072
	International, Inc. #	993,622	26,500	Frontier Airlines
23,800	Viasys Healthcare, Inc. #*	808,962		Holdings, Inc. #*	159,265
50,300	ViroPharma, Inc. #*	721,805	15,500	G & K Services, Inc.	562,340
5,800	Vital Signs, Inc.	301,484	38,100	Gardner Denver, Inc. #*	1,327,785

	Total Health Care	52,517,322	40,300	GenCorp, Inc. #*	557,752

			18,930	Griffon Corporation #*	468,518
Industrials (17.5%)			19,850	Healthcare Services
16,500	A.O. Smith Corporation	630,630		Group, Inc. *	568,702
14,900	A.S.V., Inc. #*	227,374	42,448	Heartland Express, Inc. *	674,074
26,600	AAR Corporation #*	733,096	12,600	Heidrick & Struggles
31,500	ABM Industries, Inc. ‡	831,285		International, Inc. #	610,470
31,300	Acuity Brands, Inc. ‡	1,703,972	28,700	Hub Group, Inc. #	832,013
17,500	Administaff, Inc. *‡	616,000	38,800	IDEX Corporation	1,974,144
21,000	Albany International		19,700	Insituform Technologies, Inc. #*	409,563
	Corporation *	754,740	37,600	Interface, Inc.	601,224
7,000	Angelica Corporation *	192,780	18,600	John H. Harland Company *	952,878
20,500	Apogee Enterprises, Inc. *	410,820	17,500	Kaman Corporation	407,925
27,250	Applied Industrial		55,300	Kansas City Southern, Inc. #*	1,967,574
	Technologies, Inc. *	668,442	20,400	Kaydon Corporation *	868,224
8,800	Applied Signal		38,300	Kirby Corporation #*	1,339,734
	Technology, Inc. *	157,784	41,650	Knight Transportation, Inc. *	742,203
18,100	Arkansas Best Corporation *	643,455	36,500	Labor Ready, Inc. #*	693,135
21,800	Armor Holdings, Inc. #*	1,467,794	40,400	Landstar System, Inc.	1,851,936
13,600	Astec Industries, Inc. #	547,400	3,100	Lawson Products, Inc.	117,428
29,700	Baldor Electric Company	1,120,878	41,336	Lennox International, Inc.	1,475,695
28,800	Barnes Group, Inc. *	662,688	8,550	Lindsay Manufacturing
32,125	Belden CDT, Inc. *	1,721,579		Company *	271,804
21,100	Bowne & Company, Inc.	331,903	11,900	Lydall, Inc. #	189,091
38,900	Brady Corporation *	1,213,680	21,600	MagneTek, Inc. #*	108,864
35,600	Briggs & Stratton		44,800	Manitowoc Company, Inc.	2,846,151
	Corporation *	1,098,260	23,900	Mesa Air Group, Inc. #*	179,967
18,700	C&D Technologies, Inc. *	94,061	25,900	Mobile Mini, Inc. #*	693,602
7,700	Cascade Corporation	460,537	30,550	Moog, Inc. #*	1,272,408
9,500	CDI Corporation *	274,740	26,700	Mueller Industries, Inc.	803,670
12,000	Central Parking Corporation *	266,160	14,500	NCI Building Systems, Inc. #*	692,230

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

22

Small Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (99.2%)	Value	Shares	Common Stock (99.2%)	Value

Industrials — continued			8,300	Bankrate, Inc. #*	$292,492
20,150	Old Dominion Freight Line #*	$580,522	8,700	Bel Fuse, Inc. *	336,777
23,800	On Assignment, Inc. #	295,358	22,100	Bell Microproducts, Inc. #*	141,440
22,400	Regal-Beloit Corporation *	1,038,912	51,950	Benchmark Electronics, Inc. #	1,073,287
12,200	Robbins & Myers, Inc.	454,938	12,600	Black Box Corporation *	460,404
13,500	School Specialty, Inc. #*	487,485	30,200	Blackbaud, Inc.	737,484
58,200	Shaw Group, Inc. #	1,819,914	10,400	Blue Coat Systems, Inc. #*	381,992
26,500	Simpson Manufacturing		36,600	Brightpoint, Inc. #*	418,704
	Company, Inc. *	817,260	54,607	Brooks Automation, Inc. #*	936,510
46,400	SkyWest, Inc. *	1,244,912	17,300	Cabot Microelectronics
40,900	Spherion Corporation #*	360,738		Corporation #*	579,723
8,900	Standard Register Company *	112,585	22,200	CACI International, Inc. #*	1,040,292
9,100	Standex International		19,600	Captaris, Inc. #	113,484
	Corporation	259,441	14,800	Carreker Corporation #	118,696
25,100	Teledyne Technologies, Inc. #*	939,744	7,300	Catapult Communications
41,806	Tetra Tech, Inc. #*	796,822		Corporation #*	71,102
29,000	Toro Company	1,485,960	35,200	C-COR, Inc. #*	487,872
20,400	Tredegar Corporation *	464,916	28,300	Checkpoint Systems, Inc. #*	669,578
11,800	Triumph Group, Inc. *	653,012	39,000	CIBER, Inc. #*	306,930
21,400	United Stationers, Inc. #	1,282,288	32,200	Cognex Corporation *	697,774
13,700	Universal Forest Products, Inc. *	678,835	22,600	Coherent, Inc. #*	717,324
37,900	URS Corporation #*	1,614,161	16,500	Cohu, Inc. *	310,200
12,400	Valmont Industries, Inc. *	717,092	16,700	Comtech Telecommunications
15,300	Viad Corporation	590,580		Corporation #	646,791
14,300	Vicor Corporation	143,286	20,100	Concur Technologies, Inc. #*	350,946
9,300	Volt Information		25,900	CTS Corporation *	357,938
	Sciences, Inc. #*	243,567	26,900	Cymer, Inc. #	1,117,695
22,000	Wabash National Corporation *	339,240	23,000	Daktronics, Inc. *	631,120
49,300	Waste Connections, Inc. #*	1,476,042	18,300	Digi International, Inc. #*	232,410
17,650	Watsco, Inc. *	901,386	14,400	Diodes, Inc. #*	501,840
30,600	Watson Wyatt Worldwide, Inc.	1,488,690	23,800	Ditech Networks, Inc. #*	193,256
21,400	Watts Water Technologies, Inc. *	813,842	21,100	DSP Group, Inc. #	400,900
21,200	Woodward Governor Company	872,804	34,000	eFunds Corporation #*	906,440

	Total Industrials	74,959,185	21,100	Electro Scientific

				Industries, Inc. #*	405,964
Information Technology (17.1%)			41,800	Epicor Software Corporation #*	581,438
18,700	Actel Corporation #*	308,924	10,600	EPIQ Systems, Inc. #*	216,028
85,400	Adaptec, Inc. #*	330,498	26,300	Exar Corporation #‡	348,212
25,600	Advanced Energy Industries, Inc. #	538,624	27,250	FactSet Research Systems, Inc.	1,712,662
53,150	Aeroflex, Inc. #*	698,922	18,700	FEI Company #*	674,322
22,200	Agilysys, Inc.	498,834	47,300	FLIR Systems, Inc. #*	1,687,191
17,400	Altiris, Inc. #*	572,634	16,800	Gerber Scientific, Inc. #*	178,248
22,700	Anixter International, Inc. #*	1,496,838	18,100	Gevity HR, Inc. *	357,294
27,900	ANSYS, Inc. #*	1,416,483	36,300	Global Imaging Systems, Inc. #*	707,850
25,400	ATMI, Inc. #*	776,478	53,900	Harmonic, Inc. #*	529,298
29,613	Avid Technology, Inc. #*	1,032,901	18,800	Hutchinson Technology, Inc. #*	438,980
73,200	Axcelis Technologies, Inc. #*	559,248

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

23

Small Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (99.2%)	Value	Shares	Common Stock (99.2%)	Value

Information Technology — continued			12,600	Planar Systems, Inc. #*	$109,242
42,570	Hyperion Solutions		33,500	Plexus Corporation #	574,525
	Corporation #	$2,206,403	29,400	Progress Software Corporation #*	917,280
22,700	InfoSpace, Inc. #*	582,709	12,200	Quality Systems, Inc. *	488,000
34,875	Insight Enterprises, Inc. #*	627,052	18,800	Radiant Systems, Inc. #*	244,964
15,600	Inter-Tel, Inc. *	368,784	15,800	RadiSys Corporation #*	258,172
15,200	Intevac, Inc. #*	400,824	12,700	Rogers Corporation #*	563,245
18,500	Itron, Inc. #*	1,203,240	18,000	Rudolph Technologies, Inc. #*	313,920
35,300	J2 Global Communication, Inc. #*	978,516	18,600	ScanSource, Inc. #*	499,224
21,200	JDA Software Group, Inc. #*	318,636	46,600	Secure Computing Corporation #*	358,820
32,200	Keane, Inc. #*	437,276	117,700	Skyworks Solutions, Inc. #*	676,775
10,300	Keithley Instruments, Inc. *	157,487	18,800	Sonic Solutions, Inc. #*	265,080
22,400	Komag, Inc. #*	733,152	14,300	SPSS, Inc. #*	516,230
49,200	Kopin Corporation #*	166,296	16,300	Standard Microsystems
22,787	Kronos, Inc. #*	1,219,104		Corporation #	497,802
41,400	Kulicke and Soffa		8,300	StarTek, Inc. *	81,257
	Industries, Inc. #	382,950	10,000	Supertex, Inc. #*	332,100
16,200	Littelfuse, Inc. #*	657,720	21,400	Sykes Enterprises, Inc. #	390,336
13,500	LoJack Corporation #	256,230	33,550	Symmetricom, Inc. #*	278,465
19,600	Manhattan Associates, Inc. #	537,628	18,800	Synaptics, Inc. #*	480,904
13,300	ManTech International		52,550	Take-Two Interactive
	Corporation #	444,353		Software, Inc. #*	1,058,357
15,600	MapInfo Corporation #	314,028	22,650	TALX Corporation *	750,394
15,600	MAXIMUS, Inc.	537,888	29,400	Technitrol, Inc. *	769,986
16,200	Mercury Computer		47,337	THQ, Inc. #*	1,618,452
	Systems, Inc. #*	224,694	9,600	Tollgrade Communications, Inc. #	120,576
26,300	Methode Electronics, Inc. *	388,451	85,200	Trimble Navigation, Ltd. #	2,286,768
29,300	MICROS Systems, Inc. #	1,581,907	16,800	Ultratech, Inc. #*	228,648
54,400	Microsemi Corporation #*	1,132,064	47,800	United Online, Inc. *	670,634
20,400	MIVA, Inc. #*	78,336	39,550	Varian Semiconductor
26,700	MKS Instruments, Inc. #	681,384		Equipment Associates, Inc. #	2,111,179
13,200	MTS Systems Corporation	512,688	22,500	Veeco Instruments, Inc. #*	438,750
32,500	Napster, Inc. #*	134,550	17,700	ViaSat, Inc. #*	583,569
14,500	Neoware Systems, Inc. #*	146,015	31,700	WebEx Communications, Inc. #*	1,802,462
24,700	NETGEAR, Inc. #*	704,691	32,300	Websense, Inc. #*	742,577
18,300	Network Equipment		20,700	X-Rite, Inc. *	268,065

	Technologies, Inc. #	177,510		Total Information
21,600	Novatel Wireless, Inc. #*	346,464		Technology	73,576,557

14,550	Park Electrochemical
	Corporation *	394,596	Materials (5.9%)
29,900	Paxar Corporation #‡	858,130	17,600	A. Schulman, Inc. *	414,656
16,300	PC TEL, Inc. #*	165,771	9,000	A.M. Castle & Company *	264,240
19,000	Pericom Semiconductor		15,800	AMCOL International
	Corporation #	185,820		Corporation *	468,470
18,600	Phoenix Technologies, Ltd. #*	116,250	25,000	AptarGroup, Inc.	1,673,250
12,000	Photon Dynamics, Inc. #	151,320	17,500	Arch Chemicals, Inc.	546,350
30,200	Photronics, Inc. #*	469,610	14,500	Brush Engineered Materials, Inc. #*	702,815

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

24

Small Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (99.2%)	Value	Shares	Common Stock (99.2%)	Value

Materials — continued			Telecommunications Services (0.2%)
27,300	Buckeye Technologies, Inc. #*	$354,354	1	Citizens Communications
21,000	Caraustar Industries, Inc. #*	131,880		Company	$2
18,400	Carpenter Technology		14,500	CT Communications, Inc. *	349,450
	Corporation *	2,221,984	32,400	General Communication, Inc. #*	453,600

16,600	Century Aluminum Company #*	778,208		Total Telecommunications
33,400	Chaparral Steel Company	1,942,878		Services	803,052

14,500	Chesapeake Corporation *	218,950
29,700	Cleveland-Cliffs, Inc. *	1,901,097	Utilities (5.1%)
7,500	Deltic Timber Corporation *	359,700	22,133	ALLETE, Inc. *	1,031,840
24,700	Georgia Gulf Corporation *	400,387	12,450	American States
21,600	Gibraltar Industries, Inc. *	488,592		Water Company *	459,032
43,700	H.B. Fuller Company	1,191,699	64,000	Atmos Energy Corporation	2,001,920
30,500	Headwaters, Inc. #*	666,425	38,000	Avista Corporation	920,740
18,100	MacDermid, Inc.	631,147	8,500	Cascade Natural Gas
9,300	Material Sciences Corporation #	92,814		Corporation *	223,975
19,663	Myers Industries, Inc.	367,305	7,500	Central Vermont Public
10,800	Neenah Paper, Inc. *	429,192		Service Corporation	216,150
21,400	OM Group, Inc. #	956,152	9,900	CH Energy Group, Inc. *	482,031
30,300	OMNOVA Solutions, Inc. #	165,438	41,600	Cleco Corporation	1,074,528
6,600	Penford Corporation	132,924	33,300	El Paso Electric Company #	877,455
67,000	PolyOne Corporation #*	408,700	51,700	Energen Corporation	2,631,013
11,800	Pope & Talbot, Inc. #*	79,650	3,900	Green Mountain Power
7,300	Quaker Chemical Corporation *	173,813		Corporation	135,993
26,675	Quanex Corporation *	1,129,686	15,600	Laclede Group, Inc. *	484,848
24,800	Rock-Tenn Company	823,360	20,200	New Jersey Resources
16,500	RTI International Metals, Inc. #*	1,501,665		Corporation *	1,011,010
18,900	Ryerson, Inc. *	748,818	19,700	Northwest Natural Gas Company	899,699
11,300	Schweitzer-Mauduit		53,900	Piedmont Natural Gas
	International, Inc.	280,805		Company, Inc. *	1,421,882
8,200	Steel Technologies, Inc. *	242,556	21,100	South Jersey Industries, Inc. *	802,855
17,300	Texas Industries, Inc. *	1,306,669	77,832	Southern Union Company	2,365,314
29,800	Tronox, Inc. *	416,604	30,400	Southwest Gas Corporation *	1,181,648
32,300	Wausau-Mosinee Paper		76,500	UGI Corporation ‡	2,043,315
	Corporation	463,828	18,066	UIL Holdings Corporation	626,890

	Total Materials	25,077,061	25,600	UniSource Energy Corporation	961,280

				Total Utilities	21,853,418

				Total Common Stock
				(cost $273,284,007)	426,253,653

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

25

Small Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.6%)		Rate (+)	Date	Value

109,960,875	Thrivent Financial Securities Lending Trust		5.350%	N/A	$109,960,875

	Total Collateral Held for Securities Loaned
	(cost $109,960,875)				109,960,875

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (0.7%)		Rate (+)	Date	Value

$650,000	Federal National Mortgage Association ‡		5.080%	7/16/2007	$640,369
2,426,390	Thrivent Money Market Portfolio		5.050	N/A	2,426,390

	Total Short-Term Investments (cost $3,066,576)				3,066,759

	Total Investments (cost $386,311,458) 125.5%				$539,281,287

	Other Assets and Liabilities, Net (25.5%)				(109,561,053)

	Total Net Assets 100.0%				$429,720,234

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

Russell 2000 Index Futures	11	June 2007	$4,370,855	$4,444,000	$73,145

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At March 30, 2007, $640,369 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $11,801,785 of investments were earmarked as collateral to cover open financial futures contracts.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$176,744,342
Gross unrealized depreciation	(23,774,513)

Net unrealized appreciation (depreciation)	$152,969,829
Cost for federal income tax purposes	$386,311,458

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

26

Mid Cap Growth Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (95.8%)	Value	Shares	Common Stock (95.8%)	Value

Consumer Discretionary (14.5%)			71,300	Diamond Offshore
76,900	Chipotle Mexican Grill, Inc. #*	$4,775,490		Drilling, Inc.	$5,771,735
201,300	Circuit City Stores, Inc. *	3,730,089	36,500	GlobalSantaFe Corporation	2,251,320
55,100	Clear Channel Outdoor		25,900	National Oilwell Varco, Inc. #	2,014,761
	Holdings, Inc. #*	1,449,681	142,400	Peabody Energy Corporation	5,730,176
310,300	Coldwater Creek, Inc. #*	6,292,884	37,000	Range Resources Corporation *	1,235,800
200,500	Corinthian Colleges, Inc. #*	2,756,875	85,800	Southwestern Energy Company #*	3,516,084
42,700	Crocs, Inc. #*	2,017,575	84,000	Toreador Resources
136,100	DeVry, Inc.	3,994,535		Corporation #*	1,524,600
73,000	DreamWorks Animation		62,500	Ultra Petroleum Corporation #*	3,320,625
	SKG, Inc. #*	2,232,340	95,088	XTO Energy, Inc.	5,211,773

58,000	Federated Department			Total Energy	42,448,533

	Stores, Inc.	2,612,900
26,200	Focus Media Holding,		Financials (8.1%)
	Ltd. ADR #	2,055,652	36,950	Affiliated Managers
57,400	Harrah’s Entertainment, Inc.	4,847,430		Group, Inc. #*	4,003,532
118,200	Hilton Hotels Corporation	4,250,472	50,700	AllianceBernstein Holding, LP	4,486,950
126,100	Iconix Brand Group, Inc. #*	2,572,440	141,500	Annaly Mortgage
151,000	International Game Technology	6,097,380		Management, Inc. *	2,190,420
66,100	ITT Educational Services, Inc. #	5,386,489	102,100	Assurant, Inc. *	5,475,623
189,300	Leapfrog Enterprises, Inc. #*	2,025,510	6,700	Chicago Mercantile Exchange
24,500	Panera Bread Company #*	1,446,970		Holdings, Inc. *	3,567,482
230,000	Quiksilver, Inc. #*	2,668,000	221,100	E*TRADE Financial Corporation #	4,691,742
102,700	Scientific Games Corporation #*	3,371,641	80,800	East West Bancorp, Inc.	2,971,016
110,500	Shuffle Master, Inc. #*	2,016,625	65,200	Highland Distressed
198,900	Staples, Inc.	5,139,576		Opportunities, Inc. #*	936,924
24,800	Starwood Hotels & Resorts		91,400	Lazard, Ltd.	4,586,452
	Worldwide, Inc.	1,608,280	55,450	Legg Mason, Inc.	5,223,944
226,300	Texas Roadhouse, Inc. #*	3,224,775	58,000	Nasdaq Stock Market, Inc. #*	1,705,780
101,400	Tween Brands, Inc. #*	3,622,008	78,700	PartnerRe, Ltd. *	5,394,098
63,600	Under Armour, Inc. #*	3,262,680	86,200	Portfolio Recovery
178,000	Urban Outfitters, Inc. #*	4,718,780		Associates, Inc. #*	3,848,830
80,500	Volcom, Inc. #	2,765,980	74,600	T. Rowe Price Group, Inc.	3,520,374

189,400	XM Satellite Radio			Total Financials	52,603,167

	Holdings, Inc. #*	2,447,048

	Total Consumer		Health Care (19.7%)
	Discretionary	93,390,105	9,950	Accuray, Inc. #	221,288

			162,800	Advanced Medical
Consumer Staples (1.0%)				Optics, Inc. #*	6,056,160
157,300	Coca-Cola Enterprises, Inc. *	3,185,325	129,400	Affymetrix, Inc. #*	3,891,058
80,100	Whole Foods Market, Inc. *	3,592,485	24,200	Allergan, Inc. *	2,681,844

	Total Consumer Staples	6,777,810	127,700	Amylin Pharmaceuticals, Inc. #*	4,770,872

			37,400	Barr Pharmaceuticals, Inc. #	1,733,490
Energy (6.6%)			43,300	Biogen Idec, Inc. #	1,921,654
67,100	Baker Hughes, Inc.	4,437,323	187,400	BioMarin Pharmaceutical, Inc. #*	3,234,524
118,400	Cameron International		71,600	C.R. Bard, Inc.	5,692,916
	Corporation #	7,434,336	47,100	Cephalon, Inc. #*	3,353,991

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

27

Mid Cap Growth Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (95.8%)	Value	Shares	Common Stock (95.8%)	Value

Health Care — continued			66,000	Jacobs Engineering
53,800	Community Health			Group, Inc. #	$3,078,900
	Systems, Inc. #	$1,896,450	118,250	Joy Global, Inc.	5,072,925
44,400	Covance, Inc. #	2,634,696	23,300	Manitowoc Company, Inc.	1,480,249
79,350	Coventry Health Care, Inc. #	4,447,568	69,200	Monster Worldwide, Inc. #	3,278,004
150,600	Cubist Pharmaceuticals, Inc. #*	3,323,742	106,300	Precision Castparts Corporation	11,060,517
30,250	DaVita, Inc. #	1,612,930	54,200	Roper Industries, Inc.	2,974,496
114,100	Endo Pharmaceutical		103,800	Spirit Aerosystems
	Holdings, Inc. #	3,354,540		Holdings, Inc. #	3,306,030
40,400	Forest Laboratories, Inc. #	2,078,176	62,800	Stericycle, Inc. #*	5,118,200
86,000	Foxhollow Technologies, Inc. #*	1,796,540	60,900	Textron, Inc.	5,468,820
153,800	Gen-Probe, Inc. #	7,240,904	89,200	URS Corporation #	3,799,028
82,400	Genzyme Corporation #	4,945,648	77,600	US Airways Group, Inc. #	3,529,248
83,700	Hologic, Inc. #*	4,824,468	85,400	UTI Worldwide, Inc. *	2,099,132

61,400	Hospira, Inc. #	2,511,260		Total Industrials	76,989,294

51,700	Intuitive Surgical, Inc. #*~	6,285,169
110,000	Kyphon, Inc. #*	4,965,400	Information Technology (24.5%)
119,700	Mannkind Corporation #*	1,711,710	386,566	Activision, Inc. #	7,321,560
59,800	Manor Care, Inc. *	3,250,728	209,664	Adobe Systems, Inc. #	8,742,989
143,300	NuVasive, Inc. #*	3,403,375	63,300	Akamai Technologies, Inc. #*	3,159,936
58,400	Patterson Companies, Inc. #	2,072,616	39,300	Alliance Data Systems
131,800	PDL BioPharma, Inc. #*	2,860,060		Corporation #	2,421,666
133,100	Pharmaceutical Product		25,200	Amphenol Corporation	1,627,164
	Development, Inc.	4,484,139	124,600	aQuantive, Inc. #*	3,477,586
38,000	Psychiatric Solutions, Inc. #*	1,531,780	40,400	ATMI, Inc. #*	1,235,028
30,200	ResMed, Inc. #*	1,521,174	501,900	BEA Systems, Inc. #	5,817,021
161,000	St. Jude Medical, Inc. #	6,055,210	162,600	Broadcom Corporation #	5,214,582
160,200	Thermo Electron Corporation #	7,489,350	216,400	Cadence Design Systems, Inc. #*	4,557,384
34,200	Varian Medical Systems, Inc. #	1,630,998	45,200	China GrenTech Corporation,
125,800	VCA Antech, Inc. #	4,567,798		Ltd. ADR #*	504,884
43,400	Vertex Pharmaceuticals, Inc. #	1,216,936	120,300	CIENA Corporation #*	3,362,385

	Total Health Care	127,271,162	307,100	CNET Networks, Inc. #*	2,674,841

			91,700	Cogent, Inc. #*	1,233,365
Industrials (11.9%)			27,550	Cognizant Technology
94,500	American Reprographics			Solutions Corporation #	2,431,838
	Company #*	2,909,655	166,700	Corning, Inc. #	3,790,758
48,500	BE Aerospace, Inc. #	1,537,450	140,800	Cree, Inc. #*	2,317,568
47,800	C.H. Robinson Worldwide, Inc. *	2,282,450	262,900	Emulex Corporation #	4,808,441
38,300	Corporate Executive		85,400	F5 Networks, Inc. #*	5,694,472
	Board Company	2,909,268	76,800	FormFactor, Inc. #*	3,436,800
51,020	Expeditors International of		375,900	Integrated Device
	Washington, Inc. *	2,108,146		Technology, Inc. #	5,796,378
87,900	Flowserve Corporation	5,027,001	240,100	Intersil Corporation	6,360,249
87,300	Foster Wheeler, Ltd. #	5,097,447	54,800	Jabil Circuit, Inc. *	1,173,268
39,800	Huron Consulting Group, Inc. #	2,421,432	262,862	JDS Uniphase Corporation #*	4,003,388
40,300	ITT Corporation	2,430,896	69,840	KLA-Tencor Corporation *	3,723,869

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

28

Mid Cap Growth Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (95.8%)	Value	Shares	Common Stock (95.8%)	Value

Information Technology — continued			Materials (3.6%)
135,500	L-1 Identity Solutions, Inc. #*	$2,237,105	26,200	Air Products and
290,300	Marvell Technology			Chemicals, Inc.	$1,935,918
	Group, Ltd. #	4,879,943	24,400	Allegheny Technologies, Inc. *	2,603,236
63,800	Maxim Integrated		169,900	Bemis Company, Inc.	5,672,961
	Products, Inc.	1,875,720	67,400	Celanese Corporation	2,078,616
107,600	McAfee, Inc. #	3,129,008	42,800	Florida Rock Industries, Inc.	2,880,012
149,300	NAVTEQ Corporation #*	5,150,850	131,400	Praxair, Inc.	8,272,944

162,000	Network Appliance, Inc. #	5,916,240		Total Materials	23,443,687

196,400	Nuance Communications, Inc. #*	3,006,884
66,600	OpNext, Inc. #	985,014	Telecommunications Services (5.9%)
189,400	Opsware, Inc. #*	1,373,150	86,742	American Tower Corporation #*	3,378,601
429,300	Powerwave Technologies, Inc. #*	2,442,717	45,900	Cellcom Israel, Ltd. #	837,216
141,200	SanDisk Corporation #	6,184,560	762,521	Level 3 Communications, Inc. #*	4,651,378
136,100	STEC, Inc. #*	958,144	155,100	NeuStar, Inc. #*	4,411,044
159,700	Symantec Corporation #	2,762,810	106,900	NII Holdings, Inc. #*	7,929,842
90,300	Synopsys, Inc. #	2,368,569	173,400	Rogers Communications, Inc.	5,680,584
222,800	Tellabs, Inc. #	2,205,720	189,200	SBA Communications
66,100	THQ, Inc. #*	2,259,959		Corporation #*	5,590,860
150,600	VeriSign, Inc. #	3,783,072	274,800	Time Warner Telecom, Inc. #	5,707,596

111,800	VistaPrint, Ltd. #*	4,281,940		Total Telecommunications
257,000	Western Digital Corporation #	4,320,170		Services	38,187,121

129,400	Xilinx, Inc.	3,329,462

	Total Information			Total Common Stock
	Technology	158,338,457		(cost $555,493,716)	619,449,336

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.2%)		Rate (+)	Date	Value

162,468,913	Thrivent Financial Securities Lending Trust		5.350%	N/A	$162,468,913

		Total Collateral Held for Securities Loaned
		(cost $162,468,913)			162,468,913

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

29

Mid Cap Growth Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (3.2%)		Rate (+)	Date	Value

$6,820,000	BP Capital Markets plc		5.400%	4/2/2007	$6,817,954
13,732,603	Thrivent Money Market Portfolio		5.050	N/A	13,732,603

	Total Short-Term Investments (at amortized cost)				20,550,557

	Total Investments (cost $738,513,186) 124.2%				$802,468,806

	Other Assets and Liabilities, Net (24.2%)				(156,477,587)

	Total Net Assets 100.0%				$645,991,219

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)

Intuitive Surgical, Inc.	103	$120.00	April 2007	($75,087)	$13,364

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

ADR — American Depository Receipts, which are certificated for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$84,661,356
Gross unrealized depreciation	(20,705,736)

Net unrealized appreciation (depreciation)	$63,955,620
Cost for federal income tax purposes	$738,513,186

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

30

Mid Cap Growth Portfolio II
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value

Consumer Discretionary (14.7%)			6,900	Peabody Energy Corporation	$277,656
3,700	Chipotle Mexican Grill, Inc. #*	$229,770	1,800	Range Resources Corporation *	60,120
9,800	Circuit City Stores, Inc. *	181,594	4,100	Southwestern Energy Company #*	168,018
2,700	Clear Channel Outdoor		4,100	Toreador Resources Corporation #*	74,415
	Holdings, Inc. #*	71,037	3,000	Ultra Petroleum Corporation #*	159,390
15,000	Coldwater Creek, Inc. #*	304,200	4,633	XTO Energy, Inc.	253,935

9,700	Corinthian Colleges, Inc. #*	133,375		Total Energy	2,042,655

2,000	Crocs, Inc. #*	94,500
6,500	DeVry, Inc. *	190,775	Financials (8.2%)
3,500	DreamWorks Animation		1,790	Affiliated Managers Group, Inc. #*	193,946
	SKG, Inc. #*	107,030	2,400	AllianceBernstein Holding, LP *	212,400
2,800	Federated Department Stores, Inc. *	126,140	6,800	Annaly Mortgage
1,300	Focus Media Holding, Ltd. ADR #	101,998		Management, Inc. *	105,264
2,700	Harrah’s Entertainment, Inc.	228,015	4,900	Assurant, Inc. *	262,787
5,800	Hilton Hotels Corporation	208,568	300	Chicago Mercantile Exchange
6,100	Iconix Brand Group, Inc. #*	124,440		Holdings, Inc.	159,738
7,290	International Game Technology	294,370	10,800	E*TRADE Financial Corporation #*	229,176
3,200	ITT Educational Services, Inc. #*	260,768	3,900	East West Bancorp, Inc. *	143,403
9,100	Leapfrog Enterprises, Inc. #*	97,370	3,200	Highland Distressed
1,200	Panera Bread Company #*	70,872		Opportunities, Inc. #	45,984
11,100	Quiksilver, Inc. #*	128,760	4,400	Lazard, Ltd.	220,792
4,900	Scientific Games Corporation #*	160,867	2,695	Legg Mason, Inc.	253,896
5,400	Shuffle Master, Inc. #*	98,550	2,800	Nasdaq Stock Market, Inc. #*	82,348
9,700	Staples, Inc. *	250,648	3,800	PartnerRe, Ltd. *	260,452
1,200	Starwood Hotels & Resorts		4,200	Portfolio Recovery
	Worldwide, Inc.	77,820		Associates, Inc. #*	187,530
11,000	Texas Roadhouse, Inc. #*	156,750	3,600	T. Rowe Price Group, Inc.	169,884

4,900	Tween Brands, Inc. #	175,028		Total Financials	2,527,600

3,100	Under Armour, Inc. #*	159,030
8,500	Urban Outfitters, Inc. #*	225,335	Health Care (20.0%)
4,000	Volcom, Inc. #	137,440	500	Accuray, Inc. #*	11,120
9,200	XM Satellite Radio Holdings, Inc. #*	118,864	7,900	Advanced Medical Optics, Inc. #*	293,880

	Total Consumer		6,200	Affymetrix, Inc. #*	186,434
	Discretionary	4,513,914	1,200	Allergan, Inc.	132,984

			6,200	Amylin Pharmaceuticals, Inc. #*	231,632
Consumer Staples (1.1%)			1,800	Barr Pharmaceuticals, Inc. #	83,430
7,700	Coca-Cola Enterprises, Inc. *	155,925	2,100	Biogen Idec, Inc. #	93,198
3,800	Whole Foods Market, Inc. *	170,430	9,000	BioMarin Pharmaceutical, Inc. #*	155,340

	Total Consumer Staples	326,355	3,400	C.R. Bard, Inc. *	270,334

			2,300	Cephalon, Inc. #*	163,783
Energy (6.7%)			2,600	Community Health
3,200	Baker Hughes, Inc.	211,616		Systems, Inc. #*	91,650
5,700	Cameron International		2,200	Covance, Inc. #	130,548
	Corporation #	357,903	3,850	Coventry Health Care, Inc. #*	215,792
3,400	Diamond Offshore Drilling, Inc. *	275,230	7,400	Cubist Pharmaceuticals, Inc. #*	163,318
1,800	GlobalSantaFe Corporation *	111,024	1,450	DaVita, Inc. #	77,314
1,200	National Oilwell Varco, Inc. #	93,348

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

31

Mid Cap Growth Portfolio II
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value

Health Care — continued			3,100	Stericycle, Inc. #*	$252,650
5,600	Endo Pharmaceutical		2,900	Textron, Inc.	260,420
	Holdings, Inc. #	$164,640	4,300	URS Corporation #	183,137
1,900	Forest Laboratories, Inc. #*	97,736	3,700	US Airways Group, Inc. #	168,276
4,100	Foxhollow Technologies, Inc. #*	85,649	4,100	UTI Worldwide, Inc. *	100,778

7,400	Gen-Probe, Inc. #*	348,392		Total Industrials	3,705,080

3,940	Genzyme Corporation #	236,479
4,000	Hologic, Inc. #*	230,560	Information Technology (24.9%)
3,000	Hospira, Inc. #	122,700	18,666	Activision, Inc. #*	353,534
2,500	Intuitive Surgical, Inc. #*~	303,925	10,046	Adobe Systems, Inc. #	418,918
5,300	Kyphon, Inc. #*	239,242	3,000	Akamai Technologies, Inc. #*	149,760
5,800	Mannkind Corporation #*	82,940	1,920	Alliance Data Systems
2,900	Manor Care, Inc. *	157,644		Corporation #*	118,310
7,000	NuVasive, Inc. #*	166,250	1,180	Amphenol Corporation *	76,193
2,800	Patterson Companies, Inc. #	99,372	6,000	aQuantive, Inc. #*	167,460
6,500	PDL BioPharma, Inc. #*	141,050	1,900	ATMI, Inc. #	58,083
6,400	Pharmaceutical Product		24,300	BEA Systems, Inc. #	281,637
	Development, Inc.	215,616	7,700	Broadcom Corporation #	246,939
1,900	Psychiatric Solutions, Inc. #*	76,589	10,300	Cadence Design Systems, Inc. #*	216,918
1,400	ResMed, Inc. #*	70,518	2,100	China GrenTech Corporation,
7,700	St. Jude Medical, Inc. #	289,597		Ltd. ADR #*	23,457
7,660	Thermo Electron Corporation #	358,105	5,800	CIENA Corporation #*	162,110
1,700	Varian Medical Systems, Inc. #	81,073	14,700	CNET Networks, Inc. #*	128,037
6,000	VCA Antech, Inc. #	217,860	4,500	Cogent, Inc. #*	60,525
2,100	Vertex Pharmaceuticals, Inc. #	58,884	1,300	Cognizant Technology

	Total Health Care	6,145,578		Solutions Corporation #	114,751

			8,000	Corning, Inc. #*	181,920
Industrials (12.1%)			6,800	Cree, Inc. #*	111,928
4,500	American Reprographics		12,500	Emulex Corporation #*	228,625
	Company #*	138,555	4,100	F5 Networks, Inc. #	273,388
2,300	BE Aerospace, Inc. #	72,910	3,800	FormFactor, Inc. #*	170,050
2,400	C.H. Robinson Worldwide, Inc. *	114,600	18,200	Integrated Device
1,850	Corporate Executive Board			Technology, Inc. #	280,644
	Company *	140,526	11,600	Intersil Corporation	307,284
2,500	Expeditors International of		2,600	Jabil Circuit, Inc. *	55,666
	Washington, Inc.	103,300	12,587	JDS Uniphase Corporation #*	191,700
4,300	Flowserve Corporation	245,917	3,400	KLA-Tencor Corporation	181,288
4,200	Foster Wheeler, Ltd. #	245,238	6,700	L-1 Identity Solutions, Inc. #*	110,617
1,900	Huron Consulting Group, Inc. #	115,596	14,040	Marvell Technology Group, Ltd. #	236,012
1,900	ITT Corporation	114,608	3,100	Maxim Integrated Products, Inc. *	91,140
3,200	Jacobs Engineering Group, Inc. #	149,280	5,200	McAfee, Inc. #	151,216
5,650	Joy Global, Inc. *	242,385	7,300	NAVTEQ Corporation #*	251,850
1,100	Manitowoc Company, Inc.	69,883	7,800	Network Appliance, Inc. #	284,856
3,260	Monster Worldwide, Inc. #	154,426	9,600	Nuance Communications, Inc. #*	146,976
5,100	Precision Castparts Corporation	530,657	3,200	OpNext, Inc. #*	47,328
2,600	Roper Industries, Inc.	142,688	9,000	Opsware, Inc. #*	65,250
5,000	Spirit Aerosystems Holdings, Inc. # 159,250		21,100	Powerwave Technologies, Inc. #*	120,059

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

32

Mid Cap Growth Portfolio II
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value

Information Technology — continued			Telecommunications Services (6.0%)
6,800	SanDisk Corporation #*	$297,840	4,080	American Tower Corporation #*	$158,916
6,500	STEC, Inc. #*	45,760	2,250	Cellcom Israel, Ltd. #	41,040
7,800	Symantec Corporation #	134,940	36,597	Level 3 Communications, Inc. #*	223,242
4,300	Synopsys, Inc. #	112,789	7,500	NeuStar, Inc. #*	213,300
10,800	Tellabs, Inc. #	106,920	5,200	NII Holdings, Inc. #*	385,736
3,200	THQ, Inc. #*	109,408	8,400	Rogers Communications, Inc. *	275,184
7,200	VeriSign, Inc. #	180,864	9,000	SBA Communications
5,400	VistaPrint, Ltd. #*	206,820		Corporation #*	265,950
12,400	Western Digital Corporation #	208,444	13,200	Time Warner Telecom, Inc. #*	274,164

6,200	Xilinx, Inc. *	159,526		Total Telecommunications

	Total Information			Services	1,837,532

	Technology	7,627,740

				Total Common Stock
Materials (3.7%)				(cost $25,753,290)	29,857,643

1,300	Air Products and Chemicals, Inc.	96,057
1,200	Allegheny Technologies, Inc. *	128,028
8,100	Bemis Company, Inc.	270,459
3,200	Celanese Corporation	98,688
2,100	Florida Rock Industries, Inc.	141,309
6,300	Praxair, Inc.	396,648

	Total Materials	1,131,189

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.5%)		Rate (+)	Date	Value

7,827,403	Thrivent Financial Securities Lending Trust		5.350%	N/A	$7,827,403

	Total Collateral Held for Securities Loaned
	(cost $7,827,403)				7,827,403

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

33

Mid Cap Growth Portfolio II
Schedule of Investments as of March 30, 2007 (unaudited)
			Interest	Maturity
Shares	Short-Term Investments (1.7%)		Rate (+)	Date	Value

523,158	Thrivent Money Market Portfolio		5.050%	N/A	$523,158

	Total Short-Term Investments (at amortized cost)				523,158

	Total Investments (cost $34,103,851) 124.6%				$38,208,204

	Other Assets and Liabilities, Net (24.6%)				(7,538,588)

	Total Net Assets 100.0%				$30,669,616

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)

Intuitive Surgical, Inc.	6	$120.00	April 2007	($4,374)	$778

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$4,958,737
Gross unrealized depreciation	(854,384)

Net unrealized appreciation (depreciation)	$4,104,353
Cost for federal income tax purposes	$34,103,851

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

34

Partner Mid Cap Value Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (96.3%)	Value	Shares	Common Stock (96.3%)	Value

Consumer Discretionary (8.0%)			8,837	Everest Re Group, Ltd.	$849,854
12,799	Autoliv, Inc.	$730,951	10,668	First Horizon National
7,524	Boyd Gaming Corporation *	358,443		Corporation *	443,042
123,335	Charter Communications, Inc. #*	344,105	12,551	Highwoods Properties, Inc.	495,639
12,369	D.R. Horton, Inc.	272,118	4,134	Home Properties, Inc.	218,317
25,490	H&R Block, Inc. *	536,310	23,929	Hudson City Bancorp, Inc.	327,349
9,011	Johnson Controls, Inc.	852,621	9,096	iStar Financial, Inc.	425,966
17,397	Lennar Corporation	734,327	41,171	KeyCorp	1,542,677
34,039	Newell Rubbermaid, Inc.	1,058,273	4,797	Lazard, Ltd.	240,713
9,383	Ross Stores, Inc.	322,775	13,601	Liberty Property Trust *	662,641
9,373	Williams-Sonoma, Inc. *	332,367	4,971	Lincoln National Corporation	336,984

	Total Consumer		4,085	M&T Bank Corporation	473,166
	Discretionary	5,542,290	11,997	Mack-Cali Realty Corporation	571,417

			4,974	MGIC Investment Corporation *	293,068
Consumer Staples (5.0%)			15,138	Northern Trust Corporation	910,399
14,673	Clorox Company	934,523	9,962	PartnerRe, Ltd. *	682,795
5,125	Pepsi Bottling Group, Inc.	163,436	9,069	Pennsylvania Real Estate
4,530	Reynolds American, Inc. *	282,717		Investment Trust	402,029
15,310	Safeway, Inc.	560,958	6,310	PMI Group, Inc.	285,338
7,437	Smithfield Foods, Inc. #*	222,738	2,803	Radian Group, Inc.	153,829
33,678	SUPERVALU, Inc. *	1,315,799	5,382	RenaissanceRe Holdings, Ltd.	269,853

	Total Consumer Staples	3,480,171	2,992	Torchmark Corporation	196,245

			13,632	UnumProvident Corporation *	313,945
Energy (10.6%)			15,588	Webster Financial Corporation	748,380
6,211	BJ Services Company	173,287	10,242	Zions Bancorporation	865,654

22,332	EOG Resources, Inc.	1,593,165		Total Financials	18,616,342

68,325	Range Resources Corporation *	2,282,055
24,184	Ultra Petroleum Corporation #*	1,284,896	Health Care (5.3%)
6,800	W-H Energy Services, Inc. #	317,832	7,102	Charles River Laboratories
59,760	Williams Companies, Inc.	1,700,770		International, Inc. #	328,539

	Total Energy	7,352,005	9,876	Coventry Health Care, Inc. #	553,550

			13,295	Health Net, Inc. #	715,404
Financials (26.8%)			28,529	IMS Health, Inc.	846,170
17,537	Ambac Financial Group, Inc.	1,515,021	19,084	MedImmune, Inc. #*	694,467
15,584	Apartment Investment &		21,848	PerkinElmer, Inc.	529,159

	Management Company *	899,041		Total Health Care	3,667,289

6,833	Assurant, Inc. *	366,454
6,637	Bear Stearns Companies, Inc.	997,873	Industrials (7.4%)
15,614	Brandywine Realty Trust *	521,664	6,600	Alliant Techsystems, Inc. #*	580,272
14,011	CIT Group, Inc.	741,462	86,736	Allied Waste Industries, Inc. #	1,092,006
3,710	City National Corporation	273,056	8,029	American Standard
9,568	Commerce Bancshares, Inc. *	462,230		Companies, Inc.	425,698
5,260	Developers Diversified Realty		10,208	Avis Budget Group, Inc. #	278,883
	Corporation	330,854	6,446	Carlisle Companies, Inc. *	276,727
6,674	E*TRADE Financial Corporation #	141,622	17,290	Cooper Industries, Ltd.	777,877
8,052	Eaton Vance Corporation	286,973	6,120	Landstar System, Inc.	280,541
7,688	Equity Residential REIT	370,792	4,179	Norfolk Southern Corporation	211,457

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

35

Partner Mid Cap Value Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (96.3%)	Value	Shares	Common Stock (96.3%)	Value

Industrials — continued			Telecommunications Services (1.5%)
17,906	Republic Services, Inc.	$498,145	18,284	Embarq Corporation	$1,030,303

10,725	Rockwell Collins, Inc.	717,824		Total Telecommunications

	Total Industrials	5,139,430		Services	1,030,303

Information Technology (7.3%)			Utilities (15.9%)
73,617	Activision, Inc. #	1,394,306	10,582	AGL Resources, Inc.	452,063
17,346	Amphenol Corporation	1,120,031	9,520	American Electric Power
70,307	BearingPoint, Inc. #*	538,552		Company, Inc.	464,100
31,694	LSI Corporation #*	330,885	11,706	CMS Energy Corporation	208,367
50,267	Seagate Technology	1,171,221	2,216	Constellation Energy Group, Inc.	192,681
13,919	Tessera Technologies, Inc. #*	553,141	39,981	DPL, Inc. *	1,243,009

	Total Information		31,460	Edison International, Inc.	1,545,630
	Technology	5,108,136	22,119	Entergy Corporation	2,320,727

			9,685	FirstEnergy Corporation	641,534
Materials (8.5%)			11,897	Northeast Utilities
15,699	Agrium, Inc.	601,743		Service Company	389,865
6,745	Air Products and Chemicals, Inc.	498,388	31,560	PG&E Corporation	1,523,401
15,933	Airgas, Inc.	671,576	35,042	PPL Corporation	1,433,218
4,583	Albemarle Corporation	189,461	2,852	Sierra Pacific Resources #	49,568
21,987	Celanese Corporation	678,079	11,506	Wisconsin Energy Corporation	558,271

28,882	Chemtura Corporation	315,680		Total Utilities	11,022,434

31,548	Commercial Metals Company	989,030

22,266	MeadWestvaco Corporation	686,683		Total Common Stock
15,674	Packaging Corporation of			(cost $59,307,967)	66,836,232

	America *	382,446
8,677	Steel Dynamics, Inc.	374,846
4,940	United States Steel Corporation	489,900

	Total Materials	5,877,832

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

36

Partner Mid Cap Value Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (18.4%)	Rate (+)	Date	Value

12,752,670	Thrivent Financial Securities Lending Trust	5.350%	N/A	$12,752,670

	Total Collateral Held for Securities Loaned
	(cost $12,752,670)			12,752,670

		Interest	Maturity
Shares	Short-Term Investments (3.5%)	Rate (+)	Date	Value

2,402,373	Thrivent Money Market Portfolio	5.050%	N/A	$2,402,373

	Total Short-Term Investments (at amortized cost)			2,402,373

	Total Investments (cost $74,463,010) 118.2%			$81,991,275

	Other Assets and Liabilities, Net (18.2%)			(12,601,472)

	Total Net Assets 100.0%			$69,389,803

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$8,101,674
Gross unrealized depreciation	(573,409)

Net unrealized appreciation (depreciation)	$7,528,265
Cost for federal income tax purposes	$74,463,010

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

37

Thrivent Mid Cap Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (93.4%)	Value	Shares	Common Stock (93.4%)	Value

Consumer Discretionary (8.5%)			56,200	Eaton Vance Corporation	$2,002,968
31,500	Advance Auto Parts, Inc.	$1,214,325	40,400	Endurance Specialty Holdings, Ltd.	1,443,896
29,000	Darden Restaurants, Inc.	1,194,510	76,233	Fidelity National Financial, Inc. *	1,830,354
21,500	Gannett Company, Inc. *	1,210,235	47,200	General Growth Properties, Inc.	3,047,704
99,500	Goodyear Tire & Rubber		158,100	HCC Insurance Holdings, Inc. *	4,869,480
	Company #*	3,103,405	32,200	Leucadia National Corporation *	947,324
12,100	Harman International		173,000	New York Community
	Industries, Inc.	1,162,568		Bancorp, Inc. *	3,043,070
43,800	Marvel Entertainment, Inc. #	1,215,450	69,200	Old Republic International
257,300	Newell Rubbermaid, Inc.	7,999,457		Corporation	1,530,704
118,600	Royal Caribbean Cruises, Ltd. *	5,000,176	26,000	PartnerRe, Ltd. *	1,782,040
499,000	Service Corporation		46,200	Philadelphia Consolidated
	International	5,918,140		Holding Corporation #	2,032,338
170,800	Tupperware Corporation *	4,258,044	153,900	PMI Group, Inc.	6,959,358
49,000	Viacom, Inc. #	2,014,390	25,600	Protective Life Corporation	1,127,424

	Total Consumer		50,100	Rayonier, Inc. REIT	2,154,300
	Discretionary	34,290,700	19,000	SEI Investments Company	1,144,370

			138,900	U-Store-It Trust	2,794,668
Consumer Staples (8.0%)			67,400	W.R. Berkley Corporation	2,232,288
105,900	Avon Products, Inc.	3,945,834	40,000	Westamerica Bancorporation *	1,926,800
140,800	Clorox Company	8,967,552	37,700	Whitney Holding Corporation	1,152,866
273,000	Flowers Foods, Inc. *	8,236,410	18,700	Zions Bancorporation	1,580,524

72,600	Hershey Company *	3,968,316		Total Financials	68,369,235

81,800	Hormel Foods Corporation	3,042,142
127,000	Pepsi Bottling Group, Inc.	4,050,030	Health Care (11.1%)

	Total Consumer Staples	32,210,284	30,800	Aetna, Inc.	1,348,732

			44,900	Affymetrix, Inc. #*	1,350,143
Energy (0.7%)			77,400	Applera Corporation (Celera
12,400	Devon Energy Corporation	858,328		Group) #	1,099,080
33,500	Dresser-Rand Group, Inc. #	1,020,410	30,300	Beckman Coulter, Inc.	1,935,867
19,100	Newfield Exploration Company #	796,661	27,100	Cephalon, Inc. #*	1,929,791

	Total Energy	2,675,399	35,400	Coventry Health Care, Inc. #	1,984,170

			78,400	Cytyc Corporation #	2,682,064
Financials (17.0%)			48,706	Dade Behring Holdings, Inc.	2,135,758
47,900	A.G. Edwards, Inc.	3,313,722	21,100	DaVita, Inc. #	1,125,052
16,350	Affiliated Managers Group, Inc. #*	1,771,522	36,500	Hologic, Inc. #	2,103,860
45,400	American Capital Strategies, Ltd. *	2,011,674	47,300	Hospira, Inc. #	1,934,570
38,000	AmeriCredit Corporation #*	868,680	123,100	Human Genome Sciences, Inc. #*	1,307,322
35,000	Associated Banc-Corp	1,176,000	50,500	ImClone Systems, Inc. #*	2,058,885
36,800	Assurant, Inc. *	1,973,584	82,100	IMS Health, Inc.	2,435,086
19,800	Bear Stearns Companies, Inc.	2,976,930	16,300	Intuitive Surgical, Inc. #*	1,981,591
49,800	Brown & Brown, Inc. *	1,345,596	19,800	Invitrogen Corporation #*	1,260,270
14,300	City National Corporation	1,052,480	27,400	LifePoint Hospitals, Inc. #	1,047,228
85,300	Colonial BancGroup, Inc.	2,111,175	88,100	Lincare Holdings, Inc. #	3,228,865
28,400	Commerce Bancshares, Inc. *	1,372,004	30,300	Omnicare, Inc. *	1,205,031
38,600	Cullen/Frost Bankers, Inc.	2,019,938	33,900	Patterson Companies, Inc. #*	1,203,111
130,700	E*TRADE Financial Corporation #	2,773,454	32,500	ResMed, Inc. #*	1,637,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

38

Mid Cap Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (93.4%)	Value	Shares	Common Stock (93.4%)	Value

Health Care — continued			128,000	Juniper Networks, Inc. #	$2,519,040
21,900	Shire Pharmaceuticals Group		108,000	Marvell Technology Group, Ltd. #	1,815,480
	plc ADR *	$1,355,610	53,000	McAfee, Inc. #	1,541,240
70,600	St. Jude Medical, Inc. #	2,655,266	31,300	MEMC Electronic
22,900	Universal Health Services, Inc.	1,311,254		Materials, Inc. #	1,896,154
25,900	Varian Medical Systems, Inc. #*	1,235,171	26,200	NDS Group plc ADR #*	1,308,428
35,800	Vertex Pharmaceuticals, Inc. #	1,003,832	41,200	Paychex, Inc.	1,560,244

	Total Health Care	44,554,634	30,500	SanDisk Corporation #*	1,335,900

			54,900	Synopsys, Inc. #	1,440,027
Industrials (6.2%)			198,400	Tellabs, Inc. #	1,964,160
131,100	AMR Corporation #*	3,991,995	121,900	Teradyne, Inc. #	2,016,226
50,600	Cenveo, Inc. #	1,229,580	44,700	Varian Semiconductor
30,500	ChoicePoint, Inc. #	1,141,615		Equipment Associates, Inc. #*	2,386,086
21,300	Cintas Corporation	768,930	121,200	VeriSign, Inc. #	3,044,544
36,200	FTI Consulting, Inc. #	1,215,958	99,600	Vishay Intertechnology, Inc. #	1,392,408
45,600	JB Hunt Transport Services, Inc.	1,196,544	88,000	Western Digital Corporation #	1,479,280
16,400	Manpower, Inc.	1,209,828	142,200	Wind River Systems, Inc. #	1,413,468
537,200	Southwest Airlines Company *	7,896,840	119,300	Xilinx, Inc.	3,069,589

63,700	Stericycle, Inc. #*	5,191,550		Total Information
19,000	WESCO International, Inc. #	1,192,820		Technology	66,660,085

	Total Industrials	25,035,660

			Materials (16.3%)
Information Technology (16.6%)			28,800	Albemarle Corporation	1,190,592
97,200	ADC Telecommunications, Inc. #	1,627,128	174,100	Ball Corporation	7,982,485
15,700	Amphenol Corporation	1,013,749	247,200	Bemis Company, Inc.	8,254,008
56,800	Arrow Electronics, Inc. #	2,144,200	445,500	Crown Holdings, Inc. #	10,896,932
407,600	Brocade Communications #	3,880,352	15,200	Freeport-McMoRan Copper &
80,800	Cadence Design Systems, Inc. #	1,701,648		Gold, Inc.	1,006,088
14,300	CDW Corporation	878,449	170,200	Lubrizol Corporation	8,770,406
35,400	CIENA Corporation #*	989,430	46,100	Newmont Mining Corporation	1,935,739
313,600	Compuware Corporation #	2,976,064	368,100	Owens-Illinois, Inc. #	9,485,937
26,700	Diebold, Inc.	1,273,857	93,700	Pactiv Corporation #	3,161,438
115,500	Emulex Corporation #	2,112,495	42,000	Pan American Silver Corporation #	1,242,780
49,700	Fair Isaac Corporation	1,922,396	16,800	PPG Industries, Inc.	1,181,208
39,045	Fidelity National Information		78,600	Sealed Air Corporation *	2,483,760
	Services, Inc.	1,774,986	153,400	Silgan Holdings, Inc.	7,840,274

27,800	FormFactor, Inc. #*	1,244,050		Total Materials	65,431,647

126,800	Gartner Group, Inc. #	3,036,860
29,300	Harris Corporation	1,492,835	Telecommunications Services (1.4%)
150,800	Informatica Corporation #*	2,025,244	360,000	Cincinnati Bell, Inc. #	1,692,000
88,400	Integrated Device		53,200	NII Holdings, Inc. #*	3,946,376

	Technology, Inc. #	1,363,128		Total Telecommunications
51,400	International Rectifier			Services	5,638,376

	Corporation #*	1,963,994
115,400	Intersil Corporation	3,056,946

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

39

Mid Cap Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (93.4%)	Value	Shares	Common Stock (93.4%)		Value

Utilities (7.6%)			95,200	SCANA Corporation		$4,109,784
39,600	AGL Resources, Inc.	$1,691,712	51,000	Vectren Corporation *		1,458,600
26,600	Alliant Energy Corporation	1,192,212	63,200	WGL Holdings, Inc. *		2,021,136
404,500	CMS Energy Corporation	7,200,100	71,200	Wisconsin Energy Corporation		3,454,624

28,900	MDU Resources Group, Inc.	830,586		Total Utilities		30,625,978

41,400	Northeast Utilities

	Service Company	1,356,678		Total Common Stock
45,300	Pepco Holdings, Inc.	1,314,606		(cost $342,832,496)		375,491,998

146,600	PPL Corporation	5,995,940

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (16.9%)			Rate (+)	Date	Value

67,921,431	Thrivent Financial Securities Lending Trust			5.350%	N/A	$67,921,431

		Total Collateral Held for Securities Loaned
		(cost $67,921,431)				67,921,431

Shares or
Principal				Interest	Maturity
Amount	Short-Term Investments (5.1%)			Rate (+)	Date	Value

$5,245,000	BP Capital Markets plc			5.400%	4/2/2007	$5,243,426
3,000,000	Solitaire Funding, LLC			5.260	4/2/2007	2,999,123
12,381,185	Thrivent Money Market Portfolio			5.050	N/A	12,381,185

		Total Short-Term Investments (at amortized cost)				20,623,734

		Total Investments (cost $431,377,661) 115.4%				$464,037,163

		Other Assets and Liabilities, Net (15.4%)				(62,074,910)

		Total Net Assets 100.0%				$401,962,253

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$37,559,313
Gross unrealized depreciation	(4,899,811)

Net unrealized appreciation (depreciation)	$32,659,502
Cost for federal income tax purposes	$431,377,661

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

40

Mid Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Consumer Discretionary (14.3%)			6,390	Lee Enterprises, Inc.	$192,020
6,433	99 Cents Only Stores #*	$94,758	4,700	M.D.C. Holdings, Inc. *	225,929
14,500	Advance Auto Parts, Inc.	558,975	3,500	Media General, Inc. *	133,560
7,300	Aeropostale, Inc. #	293,679	4,660	Modine Manufacturing Company *	106,714
27,580	American Eagle Outfitters, Inc. ‡	827,124	7,470	Mohawk Industries, Inc. #*	612,914
7,900	American Greetings Corporation *	183,359	8,300	Netflix, Inc. #*	192,477
9,850	AnnTaylor Stores Corporation #	381,983	15,600	O’Reilly Automotive, Inc. #	516,360
10,300	Applebee’s International, Inc.	255,234	10,280	OSI Restaurant Partners, Inc. *	406,060
9,730	ArvinMeritor, Inc. *	177,572	9,500	Pacific Sunwear of California, Inc. #	197,885
1,580	Bandag, Inc. *	80,090	9,000	Payless ShoeSource, Inc. #*	298,800
6,970	Barnes & Noble, Inc.	274,966	18,700	PETsMART, Inc.	616,352
5,300	Beazer Homes USA, Inc. *	153,859	7,500	Phillips-Van Heusen Corporation	441,000
12,210	Belo Corporation	227,961	6,100	Regis Corporation *	246,257
3,630	Blyth, Inc.	76,629	9,600	Rent-A-Center, Inc. #	268,608
5,010	Bob Evans Farms, Inc.	185,120	19,260	Ross Stores, Inc.	662,544
8,100	Borders Group, Inc. *	165,402	8,100	Ruby Tuesday, Inc. *	231,660
7,960	BorgWarner, Inc.	600,343	5,900	Ryland Group, Inc. *	248,921
5,800	Boyd Gaming Corporation *	276,312	19,050	Saks, Inc.	397,002
16,855	Brinker International, Inc.	551,158	3,710	Scholastic Corporation #	115,381
8,460	Callaway Golf Company *	133,330	9,300	Scientific Games Corporation #*	305,319
13,000	Career Education Corporation #*	396,500	7,820	Sotheby’s Holdings, Inc. *	347,834
29,400	CarMax, Inc. #	721,476	2,000	Strayer Education, Inc.	250,000
5,090	Catalina Marketing Corporation	160,742	4,900	Thor Industries, Inc. *	193,011
3,500	CBRL Group, Inc. *	162,050	6,900	Timberland Company #	179,607
16,900	Charming Shoppes, Inc. #	218,855	17,400	Toll Brothers, Inc. #	476,412
10,700	Cheesecake Factory, Inc. #	285,155	8,400	Tupperware Corporation *	209,412
24,200	Chico’s FAS, Inc. #*	591,206	15,400	Urban Outfitters, Inc. #*	408,254
12,820	Claire’s Stores, Inc. *	411,778	6,680	Valassis Communications, Inc. #*	114,829
8,400	Coldwater Creek, Inc. #*	170,352	770	Washington Post Company	587,895
11,900	Corinthian Colleges, Inc. #*	163,625	9,770	Westwood One, Inc. *	67,120
8,120	DeVry, Inc.	238,322	15,380	Williams-Sonoma, Inc. *	545,375

5,200	Dick’s Sporting Goods, Inc. #*	302,952		Total Consumer
14,060	Dollar Tree Stores, Inc. #	537,654		Discretionary	23,347,685

4,000	Entercom Communications
	Corporation *	112,720	Consumer Staples (2.5%)
21,400	Foot Locker, Inc.	503,970	11,200	Alberto-Culver Company	256,256
6,740	Furniture Brands International, Inc. *	106,357	8,840	BJ’s Wholesale Club, Inc. #	299,057
20,800	GameStop Corporation #	677,456	9,010	Church & Dwight Company, Inc. *	453,654
19,720	Gentex Corporation *	320,450	7,750	Energizer Holdings, Inc. #	661,308
13,200	Hanesbrands, Inc. #	387,948	8,300	Hansen Natural Corporation #*	314,404
6,500	Harte-Hanks, Inc.	179,335	10,130	Hormel Foods Corporation	376,735
5,000	Hovnanian Enterprises, Inc. #*	125,800	7,776	J.M. Smucker Company *	414,616
5,070	International Speedway Corporation	262,119	3,240	Lancaster Colony Corporation	143,176
4,500	ITT Educational Services, Inc. #	366,705	8,510	PepsiAmericas, Inc.	189,943
6,100	John Wiley and Sons, Inc.	230,336	5,110	Ruddick Corporation *	153,709
7,130	Laureate Education, Inc. #	420,456	13,700	Smithfield Foods, Inc. #*	410,315

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

41

Mid Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Consumer Staples — continued			17,300	Eaton Vance Corporation	$616,572
3,742	Tootsie Roll Industries, Inc. *	$112,145	8,910	Everest Re Group, Ltd.	856,875
3,640	Universal Corporation	223,314	30,405	Fidelity National Financial, Inc. *	730,024

	Total Consumer Staples	4,008,632	13,300	First American Corporation *	674,576

			15,100	First Niagara Financial Group, Inc.	210,041
Energy (7.9%)			11,180	FirstMerit Corporation *	236,010
19,500	Arch Coal, Inc. *	598,455	7,160	Greater Bay Bancorp	192,532
15,460	Cameron International		7,070	Hanover Insurance Group, Inc.	326,068
	Corporation #	970,733	15,350	HCC Insurance Holdings, Inc. *	472,780
11,500	Cimarex Energy Company	425,730	7,900	Highwoods Properties, Inc.	311,971
16,500	Denbury Resources, Inc. #	491,535	6,060	Horace Mann Educators Corporation	124,533
7,400	Encore Acquisition Company #	179,006	12,900	Hospitality Properties Trust	603,720
9,300	FMC Technologies, Inc. #	648,768	9,900	IndyMac Bancorp, Inc. *	317,295
7,600	Forest Oil Corporation #*	253,612	9,040	Investors Financial Services
15,000	Frontier Oil Corporation	489,600		Corporation	525,676
17,560	Grant Prideco, Inc. #	875,190	14,400	Jefferies Group, Inc. *	416,880
14,320	Hanover Compressor Company #*	318,620	22,270	Leucadia National Corporation *	655,183
14,180	Helmerich & Payne, Inc.	430,221	12,500	Liberty Property Trust *	609,000
17,800	Newfield Exploration Company #	742,438	9,126	Longview Fibre Company	224,773
23,400	Noble Energy, Inc.	1,395,810	9,900	Macerich Company	914,364
4,100	Overseas Shipholding Group, Inc. *	256,660	9,300	Mack-Cali Realty Corporation	442,959
21,500	Patterson-UTI Energy, Inc.	482,460	5,000	Mercury General Corporation *	265,200
16,900	Pioneer Natural Resources Company	728,559	14,300	New Plan Excel Realty Trust, Inc. *	472,329
9,900	Plains Exploration &		38,711	New York Community
	Production Company #	446,886		Bancorp, Inc. *	680,926
8,100	Pogo Producing Company *	389,610	10,900	Nuveen Investments *	515,570
22,720	Pride International, Inc. #	683,872	8,330	Ohio Casualty Corporation	249,484
7,600	Quicksilver Resources, Inc. #*	302,252	31,750	Old Republic International
23,200	Southwestern Energy Company #	950,736		Corporation	702,310
11,000	Superior Energy Services, Inc. #	379,170	11,980	PMI Group, Inc.	541,736
7,900	Tidewater, Inc. *	462,782	1	PNC Financial Services Group, Inc.	54

	Total Energy	12,902,705	5,308	Potlatch Corporation *	242,991

			9,670	Protective Life Corporation	425,867
Financials (16.5%)			11,020	Radian Group, Inc.	604,778
10,420	A.G. Edwards, Inc.	720,856	12,725	Raymond James Financial, Inc.	378,696
13,600	AMB Property Corporation ‡	799,544	10,708	Rayonier, Inc. REIT	460,444
9,735	American Financial Group, Inc.	331,379	9,500	Regency Centers Corporation	793,725
16,090	AmeriCredit Corporation #*	367,817	8,670	SEI Investments Company	522,194
13,600	Arthur J. Gallagher & Company *	385,288	7,400	StanCorp Financial Group, Inc.	363,858
17,993	Associated Banc-Corp	604,565	4,830	SVB Financial Group #*	234,690
11,670	Astoria Financial Corporation	310,305	15,620	TCF Financial Corporation	411,743
7,000	Bank of Hawaii Corporation	371,210	18,600	UDR, Inc. *	569,532
15,800	Brown & Brown, Inc. *	426,916	5,600	Unitrin, Inc.	263,592
7,300	Cathay General Bancorp *	248,054	23,275	W.R. Berkley Corporation	770,868
5,620	City National Corporation	413,632	11,540	Waddell & Reed Financial, Inc.	269,113
21,100	Colonial BancGroup, Inc.	522,225	12,227	Washington Federal, Inc.	286,845
8,400	Cullen/Frost Bankers, Inc.	439,572	7,930	Webster Financial Corporation	380,719

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

42

Mid Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Financials — continued			7,400	Universal Health Services, Inc.	$423,724
10,500	Weingarten Realty Investors	$499,380	12,910	Valeant Pharmaceuticals
4,220	Westamerica Bancorporation *	203,277		International *	223,214
9,580	Wilmington Trust Corporation	403,989	4,200	Varian, Inc. #	244,692

	Total Financials	26,917,105	11,500	VCA Antech, Inc. #	417,565

			4,500	Ventana Medical Systems, Inc. #*	188,550
Health Care (10.8%)			17,420	Vertex Pharmaceuticals, Inc. #	488,457
8,206	Advanced Medical Optics, Inc. #*	305,263	4,600	Wellcare Health Plans, Inc. #	392,150

9,300	Affymetrix, Inc. #*	279,651		Total Health Care	17,655,312

5,970	Apria Healthcare Group, Inc. #*	192,532
8,530	Beckman Coulter, Inc.	544,982	Industrials (15.2%)
9,000	Cephalon, Inc. #*	640,890	12,460	Adesa, Inc. ‡	344,270
9,100	Cerner Corporation #*	495,495	12,530	AGCO Corporation #	463,234
9,300	Charles River Laboratories		12,500	AirTran Holdings, Inc. #*	128,375
	International, Inc. #	430,218	5,540	Alaska Air Group, Inc. #	211,074
12,900	Community Health Systems, Inc. #	454,725	6,060	Alexander & Baldwin, Inc.	305,666
8,710	Covance, Inc. #	516,851	4,500	Alliant Techsystems, Inc. #*	395,640
15,700	Cytyc Corporation #	537,097	14,570	AMETEK, Inc.	503,248
20,880	Dentsply International, Inc.	683,820	13,920	Avis Budget Group, Inc. #	380,294
7,920	Edwards Lifesciences Corporation #*	401,544	6,660	Brink’s Company	422,577
7,100	Gen-Probe, Inc. #	334,268	8,540	Carlisle Companies, Inc.	366,622
33,300	Health Management		10,486	ChoicePoint, Inc. #	392,491
	Associates, Inc. *	361,971	6,430	Con-way, Inc.	320,471
15,380	Health Net, Inc. #	827,598	9,700	Copart, Inc. #	271,697
12,200	Henry Schein, Inc. #	673,196	5,200	Corporate Executive
8,450	Hillenbrand Industries, Inc.	501,676		Board Company	394,992
5,100	Intuitive Surgical, Inc. #*	620,007	7,100	Crane Company	286,982
6,400	Invitrogen Corporation #	407,360	7,100	Deluxe Corporation *	238,063
7,800	LifePoint Hospitals, Inc. #	298,116	9,400	Donaldson Company, Inc.	339,340
12,020	Lincare Holdings, Inc. #	440,533	5,500	DRS Technologies, Inc.	286,935
4,400	Martek Biosciences Corporation #*	90,728	8,220	Dun & Bradstreet Corporation	749,664
7,600	Medicis Pharmaceutical		29,440	Expeditors International of
	Corporation *	234,232		Washington, Inc.	1,216,461
43,647	Millennium Pharmaceuticals, Inc. #	495,830	17,260	Fastenal Company *	604,963
16,720	Omnicare, Inc. *	664,954	6,700	Federal Signal Corporation	103,984
4,900	Par Pharmaceutical		7,730	Flowserve Corporation	442,079
	Companies, Inc. #*	123,088	7,220	GATX Corporation	345,116
15,860	PDL BioPharma, Inc. #*	344,162	9,100	Graco, Inc.	356,356
10,450	Perrigo Company	184,547	4,760	Granite Construction, Inc.	263,038
14,200	Pharmaceutical Product		11,700	Harsco Corporation	524,862
	Development, Inc.	478,398	8,890	Herman Miller, Inc.	297,726
7,400	Psychiatric Solutions, Inc. #	298,294	6,530	HNI Corporation *	299,923
10,500	ResMed, Inc. #*	528,885	8,230	Hubbell, Inc. *	397,015
15,150	Sepracor, Inc. #*	706,444	16,120	Jacobs Engineering Group, Inc. #	751,998
9,000	STERIS Corporation	239,040	14,240	JB Hunt Transport Services, Inc.	373,658
5,400	Techne Corporation #	308,340	24,475	JetBlue Airways Corporation #*	281,707
12,100	Triad Hospitals, Inc. #*	632,225	15,050	Joy Global, Inc.	645,645

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

43

Mid Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Industrials — continued			11,708	Broadridge Financial
3,120	Kelly Services, Inc.	$100,464		Solutions, LLC #	$230,648
5,370	Kennametal, Inc.	363,066	38,480	Cadence Design Systems, Inc. #‡	810,389
5,940	Korn/Ferry International #*	136,264	8,270	CDW Corporation	508,026
5,800	Lincoln Electric Holdings, Inc.	345,448	19,400	Ceridian Corporation #	675,896
11,670	Manpower, Inc.	860,896	11,980	CheckFree Corporation #*	444,338
4,200	Mine Safety Appliances Company *	176,652	8,150	CommScope, Inc. #*	349,635
7,400	MSC Industrial Direct		10,600	Cree, Inc. #*	174,476
	Company, Inc.	345,432	6,170	CSG Systems International, Inc. #	154,373
7,400	Navigant Consulting, Inc. #*	146,224	25,460	Cypress Semiconductor
4,590	Nordson Corporation	213,251		Corporation #*	472,283
10,100	Oshkosh Truck Corporation	535,300	9,030	Diebold, Inc.	430,821
13,660	Pentair, Inc. *	425,646	7,710	DST Systems, Inc. #*	579,792
18,780	Precision Castparts Corporation	1,954,063	5,570	Dycom Industries, Inc. #*	145,154
16,310	Quanta Services, Inc. #*	411,338	5,600	F5 Networks, Inc. #	373,408
23,100	Republic Services, Inc.	642,642	7,850	Fair Isaac Corporation	303,638
4,232	Rollins, Inc.	97,378	17,000	Fairchild Semiconductor
12,000	Roper Industries, Inc.	658,560		International, Inc. #	284,240
1,000	Sequa Corporation #*	119,770	7,100	Gartner Group, Inc. #	170,045
8,160	SPX Corporation *	572,832	9,400	Global Payments, Inc.	320,164
6,000	Stericycle, Inc. #	489,000	18,400	Harris Corporation ‡	937,480
7,360	Swift Transportation		4,910	Imation Corporation *	198,266
	Company, Inc. #	229,338	19,600	Ingram Micro, Inc. #	378,476
5,440	Teleflex, Inc.	370,301	26,950	Integrated Device
7,100	Thomas & Betts Corporation #	346,622		Technology, Inc. #	415,569
12,900	Timken Company	390,999	9,950	International Rectifier
10,995	Trinity Industries, Inc. *	460,910		Corporation #*	380,190
9,120	United Rentals, Inc. #*	250,800	18,600	Intersil Corporation	492,714
6,900	Werner Enterprises, Inc. *	125,373	10,560	Jack Henry & Associates, Inc.	253,968
7,800	YRC Worldwide, Inc. #*	313,716	11,480	KEMET Corporation #	87,822

	Total Industrials	24,788,451	19,600	Lam Research Corporation #	927,864

			15,850	Lattice Semiconductor
Information Technology (15.3%)				Corporation #	92,722
54,600	3Com Corporation #	213,486	7,140	Macrovision Corporation #	178,857
34,388	Activision, Inc. #	651,309	21,920	McAfee, Inc. #	637,434
9,390	Acxiom Corporation	200,852	23,100	MEMC Electronic Materials, Inc. #	1,399,398
8,580	ADTRAN, Inc.	208,923	11,670	Mentor Graphics Corporation #	190,688
2,900	Advent Software, Inc. #*	101,123	7,750	Micrel, Inc. #	85,405
9,100	Alliance Data Systems Corporation #	560,742	29,660	Microchip Technology, Inc.	1,053,820
12,200	Amphenol Corporation	787,754	11,500	MoneyGram International, Inc.	319,240
21,500	Andrew Corporation #	227,685	14,060	MPS Group, Inc. #	198,949
16,870	Arrow Electronics, Inc. #	636,842	7,875	National Instruments Corporation	206,561
59,020	Atmel Corporation #	296,871	5,690	Newport Corporation #*	93,145
17,620	Avnet, Inc. #	636,787	14,000	Palm, Inc. #*	253,820
7,080	Avocent Corporation #	190,948	15,600	Parametric Technology
16,600	BISYS Group, Inc. #	190,236		Corporation #	297,804

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

44

Mid Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Information Technology — continued			12,000	Steel Dynamics, Inc.	$518,400
12,420	Polycom, Inc. #	$413,959	14,060	Valspar Corporation	391,290
17,860	Powerwave Technologies, Inc. #*	101,623	9,600	Worthington Industries, Inc. *	197,568

26,540	RF Micro Devices, Inc. #*	165,344		Total Materials	9,756,232

10,090	Semtech Corporation #	136,013
7,600	Silicon Laboratories, Inc. #	227,392	Telecommunications Services (0.8%)
5,600	SRA International, Inc. #*	136,416	34,010	Cincinnati Bell, Inc. #	159,847
12,580	Sybase, Inc. #	318,022	8,900	NeuStar, Inc. #	253,116
19,880	Synopsys, Inc. #‡	521,452	14,320	Telephone and Data Systems, Inc.	853,758

7,580	Tech Data Corporation #	271,440		Total Telecommunications
5,220	Transaction Systems			Services	1,266,721

	Architects, Inc. #	169,076
18,952	TriQuint Semiconductor, Inc. #	94,760	Utilities (7.9%)
14,600	UTStarcom, Inc. #*	121,034	10,880	AGL Resources, Inc.	464,794
13,600	ValueClick, Inc. #	355,368	15,900	Alliant Energy Corporation ‡	712,638
25,420	Vishay Intertechnology, Inc. #	355,372	18,266	Aqua America, Inc. *	410,072
30,200	Western Digital Corporation #	507,662	51,580	Aquila, Inc. #‡	215,604
10,350	Wind River Systems, Inc. #	102,879	4,700	Black Hills Corporation *	172,819
9,400	Zebra Technologies Corporation #*	362,934	15,630	DPL, Inc. *	485,937

	Total Information		12,200	Duquesne Light Holdings, Inc. *	241,438
	Technology	24,928,659	21,950	Energy East Corporation	534,702

			16,700	Equitable Resources, Inc.	806,944
Materials (6.0%)			11,850	Great Plains Energy, Inc. *	384,532
10,790	Airgas, Inc.	454,798	11,380	Hawaiian Electric Industries, Inc. *	295,766
10,820	Albemarle Corporation	447,299	6,030	IDACORP, Inc. *	204,055
7,640	Bowater, Inc. *	181,985	24,925	MDU Resources Group, Inc.	716,344
8,790	Cabot Corporation	419,547	11,500	National Fuel Gas Company *	497,490
33,100	Chemtura Corporation	361,783	21,170	Northeast Utilities Service Company	693,741
16,200	Commercial Metals Company	507,870	14,840	NSTAR *	521,181
5,860	Cytec Industries, Inc.	329,566	12,590	OGE Energy Corporation	488,492
6,000	Ferro Corporation	129,660	15,200	ONEOK, Inc.	684,000
6,700	Florida Rock Industries, Inc.	450,843	26,443	Pepco Holdings, Inc.	767,376
5,300	FMC Corporation	399,779	10,475	PNM Resources, Inc.	338,342
6,280	Glatfelter Company	93,635	16,160	Puget Energy, Inc.	414,989
14,300	Louisiana-Pacific Corporation	286,858	16,130	SCANA Corporation	696,332
9,460	Lubrizol Corporation	487,474	30,400	Sierra Pacific Resources #	528,352
29,440	Lyondell Chemical Company	882,317	10,690	Vectren Corporation *	305,734
6,220	Martin Marietta Materials, Inc.	840,944	12,120	Westar Energy, Inc.	333,542
2,780	Minerals Technologies, Inc. *	172,805	6,910	WGL Holdings, Inc. *	220,982
10,100	Olin Corporation	171,094	16,170	Wisconsin Energy Corporation	784,568

11,400	Packaging Corporation of America *	278,160		Total Utilities	12,920,766

8,800	Reliance Steel &

	Aluminum Company	425,920		Total Common Stock
16,400	RPM International, Inc.	378,840		(cost $113,839,996)	158,492,268

6,000	Scotts Company *	264,180
6,430	Sensient Technologies Corporation	165,765
13,780	Sonoco Products Company	517,852

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

45

Mid Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.3%)		Rate (+)	Date	Value

39,512,303	Thrivent Financial Securities Lending Trust		5.350%	N/A	$39,512,303

	Total Collateral Held for Securities Loaned
	(cost $39,512,303)				39,512,303

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (2.5%)		Rate (+)	Date	Value

$300,000	Federal National Mortgage Association ‡		5.080%	7/16/2007	$295,555
3,721,237	Thrivent Money Market Portfolio		5.050	N/A	3,721,237

	Total Short-Term Investments (cost $4,016,707)				4,016,792

	Total Investments (cost $157,369,006) 124.0%				$202,021,363

	Other Assets and Liabilities, Net (24.0%)				(39,118,276)

	Total Net Assets 100.0%				$162,903,087

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 400 Index Mini-Futures	53	June 2007	$4,480,291	$4,535,740	$55,449

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At March 30, 2007, $295,555 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $4,807,047 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$48,771,418
Gross unrealized depreciation	(4,119,061)

Net unrealized appreciation (depreciation)	$44,652,357
Cost for federal income tax purposes	$157,369,006

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

46

Partner International Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value (^)	Shares	Common Stock (97.5%)	Value (^)

Australia (4.0%)			175,600	Lundin Mining Corporation #	$1,954,491
228,737	Australia & New Zealand		73,000	Metro, Inc.	2,307,926
	Banking Group, Ltd.	$5,489,114	212,400	Oilexco, Inc. #	1,574,832
121,364	BHP Billiton, Ltd.	2,939,888	91,300	Royal Bank of Canada #	4,547,207
100,335	Caltex Australia, Ltd.	1,930,379	39,500	Teck Cominco, Ltd.	2,753,881

325,333	Computershare, Ltd.	2,851,738		Total Canada	39,371,389

66,985	Macquarie Bank Limited	4,477,068
314,873	Paladin Resources, Ltd. #	2,457,762	Cayman Islands (0.2%)
189,063	QBE Insurance Group, Ltd.	4,815,592	575,000	Kingboard Chemical
21,369	Rio Tinto, Ltd. *	1,360,067		Holdings, Ltd.	2,414,522

432,914	Seek, Ltd.	2,517,585		Total Cayman Islands	2,414,522

150,834	Suncorp-Metway, Ltd.	2,532,740
684,100	Westpac Banking Corporation *	14,567,527	Denmark (0.3%)
238,667	Woolworths, Ltd.	5,241,269	41,883	Novo Nordisk AS	3,818,773

188,159	WorleyParsons, Ltd.	4,192,997		Total Denmark	3,818,773

171,437	Zinifex, Ltd. *	2,182,018

	Total Australia	57,555,744	Finland (0.5%)

			88,081	Elisa Oyj	2,552,219
Austria (0.7%)			47,585	Kesko Oyj *	2,548,022
224,770	Immofinanz Immobilien		107,033	Nokia Oyj	2,466,220

	Anlagen AG #	3,614,696		Total Finland	7,566,461

23,818	Raiffeisen International Bank
	Holding AG	3,377,743	France (7.1%)
46,543	Voestalpine AG	3,377,128	57,806	Air France — KLM	2,643,903

	Total Austria	10,369,567	491,800	Axa SA *	20,914,771

			57,121	BNP Paribas SA *	5,974,478
Belgium (0.7%)			157,700	Carrefour SA *	11,558,782
56,266	InBev NV	4,082,622	11,704	Compagnie Generale de
26,308	KBC Groep NV	3,276,098		Geophysique-Veritas #	2,463,472
17,064	Umicore	3,045,801	34,147	Groupe Danone	5,586,825

	Total Belgium	10,404,521	37,634	Kaufman & Broad SA	2,839,522

			18,489	Lafarge SA	2,904,939
Bermuda (0.2%)			31,587	Nexity	2,714,043
126,759	Jardine Matheson Holdings, Ltd.	2,678,836	1	Pernod Ricard SA	81

	Total Bermuda	2,678,836	50,205	Sanofi-Aventis *	4,368,472

			140,100	Schneider Electric SA *	17,857,136
Canada (2.7%)			26,491	Societe Generale *	4,580,459
80,500	AGF Management, Ltd.	2,395,128	119,563	Total SA *	8,352,624
53,800	Agrium, Inc. #	2,066,722	39,135	Vinci SA	6,102,362
75,200	Bank of Nova Scotia COM NPV #	3,464,606	61,976	Vivendi Universal SA	2,525,857

91,100	Canadian National Railway			Total France	101,387,726

	Company #	4,018,027
88,800	EnCana Corporation #	4,491,919
65,800	Fortis, Inc.	1,596,412
37,400	Husky Energy, Inc.	2,612,979
83,800	Imperial Oil, Ltd. #	3,106,661
45,100	Inmet Mining Corporation	2,480,598

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

47

Partner International Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value (^)	Shares	Common Stock (97.5%)	Value (^)

Germany (8.6%)			149,284	Geox SPA	$2,608,183
271,200	Adidas AG *	$14,802,354	135,325	Indesit Company SPA	2,884,903
15,661	Allianz AG	3,204,030	1,940,959	UniCredito Italiano SPA *	18,481,891

77,146	Bayer AG *	4,939,333		Total Italy	69,824,768

49,004	Bayerische Motoren Werke AG	2,890,889
144,363	Celesio AG	9,074,447	Japan (18.3%)
29,287	Deutsche Bank AG	3,943,526	189,000	Air Water, Inc.	2,316,002
23,988	Deutsche Boerse AG	5,497,270	68,800	Aisin Seiki Company, Ltd.	2,403,413
457,900	Deutsche Post AG-REG	13,823,124	5,739	Ardepro Company, Ltd.	2,051,184
52,635	E.ON AG	7,165,286	74,500	Asahi Pretec Corporation	1,861,858
18,335	Fresenius Medical Care AG		682,400	Bridgestone Corporation *	13,561,094
	& Company	2,671,509	123,600	Canon, Inc.	6,636,609
27,101	MAN AG	3,160,698	120,300	Casio Computer Company, Ltd. *	2,622,201
195,900	Metro AG *	13,877,811	243,000	Chiba Bank, Ltd.	2,135,714
2,604	Porsche AG	3,988,030	277,100	Daito Trust Construction
15,844	RWE AG	1,674,928		Company, Ltd. *	12,982,639
26,456	Salzgitter AG	3,874,949	59,600	Eisai Company, Ltd. *	2,856,223
25,959	SAP AG	1,157,013	970	Geo Corporation *	1,965,832
232,866	Siemens AG	24,939,494	92,100	Hitachi Construction
27,740	Wincor Nixdorf AG	2,604,151		Machinery Company, Ltd.	2,480,892

	Total Germany	123,288,842	58,600	Joint Corporation	2,213,418

			223,900	Komatsu, Ltd.	4,689,157
Greece (0.2%)			97,000	Kyocera Corporation *	9,113,009
67,394	Intralot SA Integrated		94,800	Makita Corporation	3,511,460
	Lottery Systems & Services	2,046,937	89,600	Matsuda Sangyo Company, Ltd.	2,251,971

	Total Greece	2,046,937	331,000	Meiji Dairies Corporation	2,593,711

			168,000	Mitsubishi Estate Company, Ltd.	5,494,277
Hong Kong (1.5%)			1,686	Mitsubishi UFJ Financial
319,400	Esprit Holdings, Ltd.	3,742,725		Group, Inc.	18,995,686
866,000	Hengan International Group		324,000	Mitsui Osk Lines, Ltd.	3,587,446
	Company, Ltd.	2,534,470	546	Mizuho Financial Group, Inc.	3,507,326
1,073,600	Swire Pacific, Ltd.	12,041,949	128,900	Mori Seiki Company, Ltd.	3,055,747
357,889	Vtech Holdings, Ltd.	2,575,189	655,800	Nikon Corporation *	13,764,061

	Total Hong Kong	20,894,333	14,200	Nintendo Company, Ltd.	4,120,297

			87,652	Nippon Seiki Company, Ltd.	2,044,636
Ireland (0.7%)			719,000	Nippon Steel Corporation *	5,048,926
91,065	Allied Irish Banks plc	2,699,531	377,500	Nippon Suisan Kaisha, Ltd.	2,461,889
179,067	Anglo Irish Bank Corporation plc 3,831,139		266,000	NSK, Ltd. *	2,529,004
111,304	Kingspan Group plc	2,950,240	462	NTT Data Corporation *	2,339,277

	Total Ireland	9,480,910	91,000	Olympus Corporation	3,103,941

			12,890	ORIX Corporation	3,344,496
Italy (4.9%)			113,000	Ricoh Company, Ltd.	2,535,815
49,271	Banca Italease SPA *	3,158,149	58,600	Shin-Etsu Chemical
79,416	Buzzi Unicem SPA	2,419,642		Company, Ltd.	3,565,423
384,679	Enel SPA	4,119,601	51,300	Sumco Corporation	2,123,784
596,830	Eni SPA	19,421,610	957,900	Sumitomo Corporation *	17,164,785
556,600	Finmeccanica SPA *	16,730,789

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

48

Partner International Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value (^)	Shares	Common Stock (97.5%)	Value (^)

Japan — continued			South Korea (1.6%)
829	Sumitomo Mitsui Financial		21,535	Korea Zinc Company, Ltd.	$2,286,313
	Group, Inc.	$7,505,349	40,155	KT&G Corporation	2,620,399
89,000	Sumitomo Realty & Development		176,000	LG Electronics, Inc.	11,968,812
	Co., Ltd.	3,361,548	10,973	Samsung Electronics Company, Ltd.	6,542,361

1,693,400	Sumitomo Trust and Banking			Total South Korea	23,417,885

	Company, Ltd. *	17,568,728
339,300	Takeda Pharmaceutical		Spain (5.0%)
	Company, Ltd. *	22,217,068	59,214	Actividades de Construccion y
57,500	Tocalo Company, Ltd.	1,589,377		Servicios SA *	3,616,840
403,800	Toyota Motor Corporation *	25,859,724	539,300	Banco Bilbao Vizcaya
142,600	Urban Corporation	2,085,818		Argentaria SA *	13,242,459
70,400	Yakult Honsha Company, Ltd.	1,797,024	134,851	Banco Santander Central
95,500	Yamaha Motor Company, Ltd.	2,667,363		Hispano SA	2,407,323

	Total Japan	261,685,202	62,104	Grupo Catalana Occidente SA	2,691,005

			186,600	Iberdrola SA *	8,839,122
Netherlands (4.5%)			77,545	Industria de Diseno Textil SA
338,400	ABN AMRO Holding NV	14,580,809		(Inditex)	4,843,279
52,580	Akzo Nobel NV	3,993,853	159,700	Repsol YPF SA *	5,381,246
18,838	Apothekers Cooperatie OPG U.A.	2,363,110	1,235,423	Telefonica SA	27,357,540
123,089	Arcelor Mittal	6,545,191	54,683	Union Fenosa SA	2,958,141

142,222	ASML Holding NV #	3,519,225		Total Spain	71,336,955

66,414	Furgo NV	3,372,555
62,337	Heineken NV	3,259,261	Sweden (2.0%)
489,798	ING Groep NV	20,721,478	59,500	Alfa Laval AB	3,078,390
31,905	Sligro Food Group NV	2,471,380	43,050	Modern Times Group AB	2,514,052
107,909	Wolters Kluwer NV	3,237,256	123,727	Peab AB	3,721,522

	Total Netherlands	64,064,118	78,100	Swedbank AB	2,737,503

			4,555,200	Telefonaktiebolaget LM Ericsson *	16,887,405

Norway (1.3%)				Total Sweden	28,938,872

96,350	Aker Kvaerner ASA	2,171,652
108,800	Cermaq ASA	2,036,162	Switzerland (8.0%)
394,600	Ementor ASA #	3,472,854	162,244	ABB, Ltd.	2,791,539
44,160	Orkla ASA	3,093,023	11,448	Actelion, Ltd. #	2,667,980
134,150	Petroleum Geo-Services ASA #	3,444,424	1,645	Geberit AG	2,543,862
173,000	Tandberg ASA #	3,576,779	15,100	Givaudan SA *	14,011,643

	Total Norway	17,794,894	94,457	Logitech International SA #	2,633,642

			62,753	Nestle SA *	24,452,498
Singapore	(3.5%)		196,005	Novartis AG	10,949,570
688,000	Keppel Land, Ltd.	4,283,902	32,075	Phonak Holding AG	2,462,495
3,714,000	MMI Holdings, Ltd.	4,072,377	51,338	Roche Holding AG	9,119,115
9,156,350	Singapore		73,721	Swatch Group AG	19,529,992
	Telecommunications, Ltd.	19,767,143	180,000	Swiss Reinsurance Company *	16,469,659
1,339,400	United Overseas Bank, Ltd.	18,515,095	51,159	UBS AG	3,050,583
809,000	United Overseas Land, Ltd.	2,717,284	12,546	Zurich Financial Services AG	3,627,850

	Total Singapore	49,355,801		Total Switzerland	114,310,428

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

49

Partner International Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.5%)	Value (^)	Shares	Common Stock (97.5%)	Value (^)

Taiwan (1.0%)			1,324,100	Lloyds TSB Group plc	$14,623,723
1,372,200	Taiwan Semiconductor		411,783	Man Group plc	4,501,902
	Manufacturing Company,		339,532	Marks and Spencer Group plc	4,521,748
	Ltd. ADR *	$14,751,150	290,000	Michael Page International plc	3,060,008

	Total Taiwan	14,751,150	357,261	National Grid plc	5,637,511

			948,500	Pearson plc	16,317,671
United Kingdom (20.0%)			134,799	Punch Taverns plc	3,310,002
142,853	Admiral Group plc	3,233,616	98,667	Reckitt Benckiser plc	5,145,071
241,176	Antofagasta Holdings plc	2,461,447	37,124	Rio Tinto plc	2,119,794
424,041	AstraZeneca plc	22,858,246	463,054	Royal Bank of Scotland
300,570	Barclays plc	4,261,742		Group plc	18,126,714
135,782	BG Group plc	1,958,552	139,569	Royal Dutch Shell plc	4,641,699
73,618	BHP Billiton plc	1,635,589	138,881	Royal Dutch Shell plc	4,620,157
230,326	BP Amoco plc	2,489,352	171,636	Scottish & Southern Energy plc	5,222,469
277,910	British Airways plc #	2,662,457	210,057	Tesco plc	1,838,226
132,658	British Land Company plc	4,001,197	553,160	Unilever plc	16,704,409
1,427,800	British Sky Broadcasting		142,377	United Busines Media plc	2,221,888
	Group plc	15,871,281	5,739,187	Vodafone Group plc	15,344,025
917,665	BT Group plc	5,491,725	488,670	William Morrison
584,434	Centricia plc	4,458,466		Supermarkets plc	2,969,233
80,896	Chemring Group plc	2,962,430	1,279,019	WPP Group plc	19,419,092
936,868	GlaxoSmithKline plc	25,858,810	78,444	Xstrata plc	4,028,459

354,272	HBOS plc	7,323,852		Total United Kingdom	286,205,261

228,845	Inchcape plc	2,571,872

495,110	International Power plc	3,869,593		Total Common Stock
122,034	Keller Group plc	2,216,039		(cost $1,169,483,482)	1,392,963,895

2,850,700	Kingfisher plc	15,645,194

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

50

Partner International Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (20.6%)	Rate (+)	Date	Value

294,084,811	Thrivent Financial Securities Lending Trust	5.350%	N/A	$294,084,811

	Total Collateral Held for Securities Loaned
	(cost $294,084,811)			294,084,811

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.0%)	Rate (+)	Date	Value

$3,000,000	Amsterdam Funding Corporation	5.350%	4/5/2007	$2,997,771
29,285,000	GOVCO, Inc.	5.400	4/2/2007	29,276,214
4,425,000	Paradigm Funding, LLC	5.420	4/2/2007	4,423,668
6,098,732	Thrivent Money Market Portfolio	5.050	N/A	6,098,732

	Total Short-Term Investments (at amortized cost)			42,796,385

	Total Investments (cost $1,506,364,678) 121.1%			$1,729,845,091

	Other Assets and Liabilities, Net (21.1%)			(301,597,959)

	Total Net Assets 100.0%			$1,428,247,132

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$232,502,086
Gross unrealized depreciation	(9,021,673)

Net unrealized appreciation (depreciation)	$223,480,413
Cost for federal income tax purposes	$1,506,364,678

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

51

Partner All Cap Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Consumer Discretionary (10.6%)			7,800	Ultra Petroleum Corporation #*	$414,414
7,100	Abercrombie & Fitch Company *	$537,328	18,900	Valero Energy Corporation	1,218,861

28,800	Applebee’s International, Inc.	713,664		Total Energy	10,168,984

9,200	Best Buy Company, Inc.	448,224
24,000	EchoStar Communications		Financials (20.5%)
	Corporation #	1,042,320	20,500	ACE, Ltd.	1,169,730
16,800	Federated Department Stores, Inc.	756,840	17,200	American Express Company	970,080
353	Gemstar-TV Guide		12,700	Aon Corporation	482,092
	International, Inc. #	1,479	59,000	Bank of America Corporation	3,010,180
11,500	J.C. Penney Company, Inc.		440	Berkshire Hathaway, Inc. #	1,601,600
	(Holding Company)	944,840	2,400	Chicago Mercantile Exchange
10,300	KB Home *	439,501		Holdings, Inc. *	1,277,904
6,155	Liberty Media Corporation –		25,800	Chubb Corporation	1,333,086
	Capital #	680,681	17,700	Citigroup, Inc.	908,718
31,200	News Corporation	721,344	9,700	Endurance Specialty Holdings, Ltd.	346,678
7,600	NIKE, Inc.	807,576	41,700	Federal National Mortgage
11,700	Penn National Gaming, Inc. #*	496,314		Association	2,275,986
16,400	PETsMART, Inc.	540,544	8,100	GFI Group, Inc. #*	550,557
34,300	Staples, Inc.	886,312	12,700	HCC Insurance Holdings, Inc.	391,160
51,300	Time Warner, Inc.	1,011,636	36,700	Hudson City Bancorp, Inc.	502,056
5,600	Wynn Resorts, Ltd. *	531,216	18,700	Merrill Lynch & Company, Inc.	1,527,229

	Total Consumer		7,000	PartnerRe, Ltd. *	479,780
	Discretionary	10,559,819	13,600	PNC Financial Services Group, Inc.	978,792

			16,400	Prudential Financial, Inc.	1,480,264
Consumer Staples (8.0%)			16,500	SLM Corporation	674,850
5,000	Altria Group, Inc.	439,050	9,600	Willis Group Holdings, Ltd. *	379,968

7,200	Bunge, Ltd. *	591,984		Total Financials	20,340,710

16,000	Corn Products International, Inc.	569,440
38,200	CVS/Caremark Corporation	1,304,148	Health Care (12.0%)
15,400	General Mills, Inc.	896,588	9,000	Advanced Magnetics, Inc. #*	542,430
16,600	Kimberly-Clark Corporation	1,136,934	52,914	Auxilium Pharmaceuticals, Inc. #*	776,778
51,300	Playtex Products, Inc. #	696,141	25,000	Baxter International, Inc.	1,316,750
36,000	Procter & Gamble Company	2,273,760	7,500	Biogen Idec, Inc. #	332,850

	Total Consumer Staples	7,908,045	10,750	Cardinal Health, Inc.	784,212

			27,100	Gilead Sciences, Inc. #	2,073,150
Energy (10.2%)			123,900	Inyx, Inc. #*	315,945
14,400	Cameron International		6,100	Johnson & Johnson	367,586
	Corporation #	904,176	11,750	Medco Health Solutions, Inc. #	852,228
13,700	EOG Resources, Inc.	977,358	5,500	Merck & Company, Inc.	242,935
24,000	Exxon Mobil Corporation	1,810,800	54,900	Panacos Pharmaceuticals, Inc. #*	254,187
9,400	GlobalSantaFe Corporation	579,792	8,600	Pfizer, Inc.	217,236
3,600	Holly Corporation	213,480	15,100	Pharmaceutical Product
30,100	Pioneer Natural			Development, Inc.	508,719
	Resources Company	1,297,611	44,200	Theravance, Inc. #*	1,303,900
9,300	Schlumberger, Ltd.	642,630	21,450	Thermo Electron Corporation #	1,002,788
15,400	Southwestern Energy Company #	631,092	19,300	UnitedHealth Group, Inc.	1,022,321

18,100	Transocean, Inc. #	1,478,770		Total Health Care	11,914,015

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

52

Partner All Cap Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Industrials (10.8%)			Materials (3.4%)
11,100	Boeing Company	$986,901	16,900	Monsanto Company	$928,824
7,100	Bucyrus International, Inc.	365,650	64,000	Mosaic Company #*	1,706,240
15,100	Deere & Company	1,640,464	11,000	Praxair, Inc.	692,560

3,200	Excel Maritime Carriers, Ltd. #	55,136		Total Materials	3,327,624

5,600	Fluor Corporation	502,432
9,300	General Dynamics Corporation	710,520	Telecommunications Services (3.8%)
36,500	General Electric Company	1,290,640	19,700	American Tower Corporation #	767,315
10,400	Jacobs Engineering Group, Inc. #	485,160	75,412	AT&T, Inc.	2,973,495

5,200	Manitowoc Company, Inc.	330,356		Total Telecommunications
12,500	Precision Castparts Corporation	1,300,625		Services	3,740,810

11,900	Raytheon Company	624,274
24,200	Shaw Group, Inc. #*	756,734	Utilities (3.1%)
5,100	Terex Corporation #	365,976	14,400	Constellation Energy
7,100	Textron, Inc.	637,580		Group, Inc.	1,252,080
26,100	UAP Holding Corporation *	674,685	12,500	ITC Holdings Corporation	541,125

	Total Industrials	10,727,133	15,900	Public Service Enterprise

				Group, Inc.	1,320,336

Information Technology (14.8%)				Total Utilities	3,113,541

15,400	Apple Computer, Inc. #	1,430,814

73,900	Cisco Systems, Inc. #	1,886,667		Total Common Stock
7,500	Diodes, Inc. #*	261,375		(cost $83,662,630)	96,440,150

19,000	FormFactor, Inc. #*	850,250
5,100	Google, Inc. #	2,336,616
70,800	Hewlett-Packard Company	2,841,912
27,800	Intuit, Inc. #	760,608
19,900	Microsoft Corporation	554,613
93,000	Oracle Corporation #	1,686,090
28,900	QUALCOMM, Inc.	1,232,874
26,500	Texas Instruments, Inc.	797,650

	Total Information
	Technology	14,639,469

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

53

Partner All Cap Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (7.7%)	Rate (+)	Date	Value

7,663,396	Thrivent Financial Securities Lending Trust	5.350%	N/A	$7,663,396

	Total Collateral Held for Securities Loaned
	(cost $7,663,396)			7,663,396

		Interest	Maturity
Shares	Short-Term Investments (2.8%)	Rate (+)	Date	Value

2,748,175	Thrivent Money Market Portfolio	5.050%	N/A	$2,748,175

	Total Short-Term Investments (at amortized cost)			2,748,175

	Total Investments (cost $94,074,201) 107.7%			$106,851,721

	Other Assets and Liabilities, Net (7.7%)			(7,639,983)

	Total Net Assets 100.0%			$99,211,738

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$13,781,240
Gross unrealized depreciation	(1,003,720)

Net unrealized appreciation (depreciation)	$12,777,520
Cost for federal income tax purposes	$94,074,201

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

54

Large Cap Growth Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.6%)	Value	Shares	Common Stock (97.6%)	Value

Consumer Discretionary (12.5%)			Energy (5.9%)
78,200	Aeropostale, Inc. #	$3,145,986	102,650	Cameron International
177,300	Best Buy Company, Inc.	8,638,056		Corporation #*	$6,445,394
29,700	Chico’s FAS, Inc. #*	725,571	107,600	Devon Energy Corporation	7,448,072
270,800	Coach, Inc. #	13,553,540	162,700	Diamond OffshoreDrilling, Inc. *	13,170,565
780,900	Comcast Corporation #	19,889,523	231,350	Exxon Mobil Corporation	17,455,358
196,200	D.R. Horton, Inc.	4,316,400	65,100	FMC Technologies, Inc. #*	4,541,376
182,900	Darden Restaurants, Inc.	7,533,651	144,300	GlobalSantaFe Corporation *	8,900,424
361,350	International Game Technology	14,591,313	158,000	Oceaneering International, Inc. #*	6,654,960
70,750	J.C. Penney Company, Inc.		22,900	Petroleo Brasileiro SA ADR	2,278,779
	(Holding Company)	5,812,820	206,150	Range Resources Corporation *	6,885,410
254,532	Kohl’s Corporation #	19,499,697	502,850	Schlumberger, Ltd. *	34,746,935
124,000	Las Vegas Sands Corporation #	10,739,640	80,300	Suncor Energy, Inc.	6,130,905
685,600	Lowe’s Companies, Inc.	21,589,544	135,000	Valero Energy Corporation	8,706,150
243,950	Marriott International, Inc.	11,943,792	245,283	XTO Energy, Inc.	13,443,961

196,700	McGraw-Hill Companies, Inc.	12,368,496		Total Energy	136,808,289

195,600	Melco PBL Entertainment
	Macau, Ltd. ADR #	3,156,984	Financials (12.3%)
641,900	News Corporation *	15,707,293	158,081	ACE, Ltd.	9,020,102
111,950	Royal Caribbean Cruises, Ltd. *	4,719,812	96,300	AFLAC, Inc.	4,531,878
1,371,250	Sirius Satellite Radio, Inc. #*	4,388,000	129,800	AllianceBernstein Holding, LP *	11,487,300
647,800	Staples, Inc.	16,739,152	400,450	American Express Company	22,585,380
550,350	Starbucks Corporation #	17,258,976	58,800	Bear Stearns Companies, Inc.	8,840,580
199,500	Starwood Hotels & Resorts		197,500	CB Richard Ellis Group, Inc. #	6,750,550
	Worldwide, Inc.	12,937,575	639,800	Charles Schwab Corporation	11,701,942
162,000	Talbots, Inc. *	3,826,440	40,400	Chicago Mercantile Exchange
382,300	Target Corporation	22,655,098		Holdings, Inc.	21,511,384
241,100	Viacom, Inc. #	9,911,621	303,400	Citigroup, Inc.	15,576,556
322,690	Walt Disney Company	11,110,217	76,850	Franklin Resources, Inc.	9,285,786
74,400	Wynn Resorts, Ltd. *	7,057,584	207,800	Goldman Sachs Group, Inc.	42,937,714
115,200	Yum! Brands, Inc.	6,653,952	269,700	Highland Distressed

	Total Consumer			Opportunities, Inc. #*	3,875,589
	Discretionary	290,470,733	115,800	International Securities

				Exchange Holdings, Inc. *	5,651,040
Consumer Staples (6.8%)			246,650	J.P. Morgan Chase & Company	11,932,927
305,050	Altria Group, Inc.	26,786,440	112,300	Lazard, Ltd. *	5,635,214
41,500	Andersons, Inc. *	1,842,600	136,850	Legg Mason, Inc.	12,892,638
171,400	Archer-Daniels-Midland Company 6,290,380		138,250	Lehman Brothers Holdings, Inc.	9,687,178
118,700	Campbell Soup Company *	4,623,365	155,300	Morgan Stanley	12,231,428
369,150	Colgate-Palmolive Company	24,655,528	151,100	Northern Trust Corporation	9,087,154
369,100	CVS/Caremark Corporation	12,601,074	75,400	Prudential Financial, Inc.	6,805,604
639,250	PepsiCo, Inc.	40,630,730	215,800	State Street Corporation	13,973,050
368,800	Walgreen Company	16,924,232	179,900	T. Rowe Price Group, Inc.	8,489,481
331,400	Wal-Mart Stores, Inc.	15,559,230	336,476	TD Ameritrade Holding
183,300	Whole Foods Market, Inc. *	8,221,005		Corporation #*	5,006,763

	Total Consumer Staples	158,134,584	260,850	UBS AG	15,502,316

				Total Financials	284,999,554

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

55

Large Cap Growth Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.6%)	Value	Shares	Common Stock (97.6%)	Value

Health Care (16.6%)			184,100	UAL Corporation #*	$7,027,097
186,250	Abbott Laboratories	$10,392,750	72,800	Union Pacific Corporation	7,392,840
151,200	Aetna, Inc.	6,621,048	387,250	United Technologies
115,800	Alcon, Inc.	15,264,756		Corporation	25,171,250
158,250	Allergan, Inc.	17,537,265	66,850	URS Corporation #	2,847,142

335,400	Amgen, Inc. #	18,742,152		Total Industrials	241,055,552

216,600	Amylin Pharmaceuticals, Inc. #*	8,092,176
245,700	Baxter International, Inc.	12,941,019	Information Technology (26.7%)
122,500	Becton, Dickinson and Company 9,419,025		320,028	Accenture, Ltd.	12,333,879
92,400	Cardinal Health, Inc.	6,740,580	624,700	Adobe Systems, Inc. #	26,049,990
239,950	Celgene Corporation #*	12,587,777	180,650	Akamai Technologies, Inc. #	9,018,048
73,400	Cephalon, Inc. #*	5,226,814	576,950	Apple Computer, Inc. #	53,604,424
63,550	CIGNA Corporation	9,066,043	206,000	aQuantive, Inc. #*	5,749,460
88,600	Express Scripts, Inc. #	7,151,792	585,357	BEA Systems, Inc. #	6,784,288
345,350	Genentech, Inc. #	28,360,142	379,100	Broadcom Corporation #	12,157,737
278,415	Genzyme Corporation #	16,710,468	2,440,150	Cisco Systems, Inc. #	62,297,030
471,000	Gilead Sciences, Inc. #	36,031,500	283,150	Citrix Systems, Inc. #*	9,069,294
81,150	Intuitive Surgical, Inc. #*	9,865,406	134,550	Cognizant Technology
340,450	Johnson & Johnson	20,515,517		Solutions Corporation #	11,876,728
111,750	Medco Health Solutions, Inc. #*	8,105,228	97,800	Cognos, Inc. #	3,852,342
319,150	Medtronic, Inc.	15,657,499	673,950	Corning, Inc. #	15,325,623
235,500	Merck & Company, Inc.	10,402,035	704,550	eBay, Inc. #	23,355,832
436,700	Schering-Plough Corporation *	11,140,217	402,070	Electronic Arts, Inc. #	20,248,245
185,100	St. Jude Medical, Inc. #	6,961,611	571,050	EMC Corporation #	7,909,042
267,650	Teva Pharmaceutical		450,200	Emulex Corporation #	8,234,158
	Industries, Ltd. ADR	10,018,140	51,700	F5 Networks, Inc. #*	3,447,356
287,800	Thermo Electron Corporation #	13,454,650	140,700	First Data Corporation	3,784,830
504,900	UnitedHealth Group, Inc.	26,744,553	154,102	Google, Inc. #	70,603,372
261,400	Wyeth	13,077,842	605,400	Hewlett-Packard Company	24,300,756
198,000	Zimmer Holdings, Inc. #*	16,911,180	177,900	Informatica Corporation #*	2,389,197

	Total Health Care	383,739,185	147,150	Infosys Technologies, Ltd. ADR *	7,394,288

			598,050	Intel Corporation	11,440,696
Industrials (10.4%)			234,800	Intersil Corporation	6,219,852
280,950	Boeing Company	24,979,264	408,800	Marvell Technology
176,050	Burlington Northern			Group, Ltd. #*	6,871,928
	Santa Fe Corporation	14,159,702	263,600	Maxim Integrated Products, Inc.	7,749,840
83,000	Caterpillar, Inc.	5,563,490	1,460,550	Microsoft Corporation	40,705,528
182,000	Cooper Industries, Ltd.	8,188,180	313,550	Network Appliance, Inc. #*	11,450,846
184,450	Danaher Corporation *	13,178,952	156,100	Nokia Oyj ADR	3,577,812
117,200	Deere & Company	12,732,608	198,200	NVIDIA Corporation #	5,704,196
149,100	FedEx Corporation	16,017,813	42,850	OpNext, Inc. #	633,752
136,150	Foster Wheeler, Ltd. #*	7,949,798	1,124,500	Oracle Corporation #	20,387,185
204,850	General Dynamics Corporation	15,650,540	1,021,900	QUALCOMM, Inc.	43,594,254
1,436,050	General Electric Company	50,778,728	48,700	Research in Motion, Ltd. #	6,647,063
111,750	Monster Worldwide, Inc. #	5,293,598	78,100	SAP AG ADR *	3,487,165
158,850	Precision Castparts Corporation	16,528,342	172,400	Sirf Technology Holdings, Inc. #*	4,785,824
144,800	Raytheon Company	7,596,208

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

56

Large Cap Growth Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.6%)	Value	Shares	Common Stock (97.6%)	Value

Information Technology — continued		Telecommunications Services (3.7%)
144,700	Telefonaktiebolaget LM		95,700	ALLTEL Corporation	$5,933,400
	Ericsson ADR	$5,366,923	470,350	America Movil SA de CV ADR	22,478,026
538,300	Texas Instruments, Inc.	16,202,830	405,400	American Tower Corporation #*	15,790,330
333,300	TIBCO Software, Inc. #	2,839,716	27,500	Aruba Networks, Inc. #*	403,425
150,350	Xilinx, Inc. *	3,868,506	428,000	AT&T, Inc.	16,876,040
549,250	Yahoo!, Inc. #	17,186,032	262,750	NII Holdings, Inc. #*	19,490,795

	Total Information		163,850	Tim Participacoes SA ADR #	5,321,848

	Technology	618,505,867		Total Telecommunications

				Services	86,293,864

Materials (2.7%)

182,300	Air Products and Chemicals, Inc. *	13,470,147		Total Common Stock
72,700	Allegheny Technologies, Inc.	7,756,363		(cost $1,989,359,309)	2,261,254,119

91,650	Cytec Industries, Inc.	5,154,396
161,900	Freeport-McMoRan Copper &
	Gold, Inc.	10,716,161
439,400	Monsanto Company	24,149,424

	Total Materials	61,246,491

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (8.1%)		Rate (+)	Date	Value

188,228,978	Thrivent Financial Securities Lending Trust		5.350%	N/A	$188,228,978

		Total Collateral Held for Securities Loaned
		(cost $188,228,978)			188,228,978

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

57

Large Cap Growth Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.5%)	Rate (+)	Date	Value

$4,000,000	Amsterdam Funding Corporation	5.350%	4/5/2007	$3,997,028
3,400,000	Cofco Capital Company	5.350	4/3/2007	3,398,484
8,405,965	Thrivent Money Market Portfolio	5.050	N/A	8,405,965
31,535,000	Toyota Motor Credit Corporation	5.400	4/2/2007	31,525,540
10,000,000	Victory Receivables Corporation	5.340	4/3/2007	9,995,550

	Total Short-Term Investments (at amortized cost)			57,322,567

	Total Investments (cost $2,234,910,854) 108.2%			$2,506,805,664

	Other Assets and Liabilities, Net (8.2%)			(190,668,110)

	Total Net Assets 100.0%			$2,316,137,554

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$348,739,863
Gross unrealized depreciation	(76,845,053)

Net unrealized appreciation (depreciation)	$271,894,810
Cost for federal income tax purposes	$2,234,910,854

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

58

Large Cap Growth Portfolio II
Schedule of Investments as of March 30, 2007 (unaudited)
Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Consumer Discretionary (12.6%)			Energy (6.0%)
1,200	Aeropostale, Inc. #	$48,276	1,500	Cameron International
2,655	Best Buy Company, Inc.	129,352		Corporation #	$94,185
400	Chico’s FAS, Inc. #*	9,772	1,550	Devon Energy Corporation	107,291
4,050	Coach, Inc. #	202,702	2,400	Diamond Offshore Drilling, Inc.	194,280
11,600	Comcast Corporation #	295,452	3,400	Exxon Mobil Corporation	256,530
2,900	D.R. Horton, Inc. *	63,800	1,000	FMC Technologies, Inc. #*	69,760
2,800	Darden Restaurants, Inc. *	115,332	2,200	GlobalSantaFe Corporation	135,696
5,400	International Game Technology	218,052	2,400	Oceaneering International, Inc. #*	101,088
1,100	J.C. Penney Company, Inc.		400	Petroleo Brasileiro SA ADR	39,804
	(Holding Company) *	90,376	3,100	Range Resources Corporation	103,540
3,805	Kohl’s Corporation #	291,501	7,500	Schlumberger, Ltd.	518,250
1,800	Las Vegas Sands Corporation #	155,898	1,200	Suncor Energy, Inc.	91,620
10,200	Lowe’s Companies, Inc.	321,198	2,000	Valero Energy Corporation	128,980
3,600	Marriott International, Inc.	176,256	3,666	XTO Energy, Inc.	200,933

2,900	McGraw-Hill Companies, Inc. *	182,352		Total Energy	2,041,957

2,950	Melco PBL Entertainment
	Macau, Ltd. ADR #	47,613	Financials (12.4%)
9,500	News Corporation *	232,465	2,385	ACE, Ltd.	136,088
1,700	Royal Caribbean Cruises, Ltd.	71,672	1,400	AFLAC, Inc.	65,884
20,600	Sirius Satellite Radio, Inc. #*	65,920	1,900	AllianceBernstein Holding, LP	168,150
9,830	Staples, Inc.	254,007	5,980	American Express Company	337,272
8,200	Starbucks Corporation #	257,152	900	Bear Stearns Companies, Inc.	135,315
3,010	Starwood Hotels & Resorts		2,900	CB Richard Ellis Group, Inc. #*	99,122
	Worldwide, Inc.	195,198	9,550	Charles Schwab Corporation	174,670
2,400	Talbots, Inc. *	56,688	600	Chicago Mercantile Exchange
5,670	Target Corporation	336,004		Holdings, Inc. *	319,476
3,600	Viacom, Inc. #	147,996	4,500	Citigroup, Inc.	231,030
4,910	Walt Disney Company	169,051	1,100	Franklin Resources, Inc.	132,913
1,100	Wynn Resorts, Ltd. *	104,346	3,100	Goldman Sachs Group, Inc.	640,553
1,700	Yum! Brands, Inc.	98,192	4,250	Highland Distressed

	Total Consumer			Opportunities, Inc. #*	61,072
	Discretionary	4,336,623	1,700	International Securities

				Exchange Holdings, Inc. *	82,960
Consumer Staples (6.8%)			3,700	J.P. Morgan Chase & Company	179,006
4,500	Altria Group, Inc.	395,145	1,650	Lazard, Ltd.	82,797
650	Andersons, Inc. *	28,860	2,050	Legg Mason, Inc.	193,130
2,600	Archer-Daniels-Midland Company	95,420	2,100	Lehman Brothers Holdings, Inc.	147,147
1,800	Campbell Soup Company	70,110	2,300	Morgan Stanley	181,148
5,450	Colgate-Palmolive Company	364,006	2,300	Northern Trust Corporation	138,322
5,500	CVS/Caremark Corporation	187,770	1,100	Prudential Financial, Inc.	99,286
9,520	PepsiCo, Inc.	605,091	3,250	State Street Corporation	210,438
5,500	Walgreen Company	252,395	2,700	T. Rowe Price Group, Inc.	127,413
4,900	Wal-Mart Stores, Inc.	230,055	5,049	TD Ameritrade Holding
2,700	Whole Foods Market, Inc. *	121,095		Corporation #*	75,129

	Total Consumer Staples	2,349,947	4,000	UBS AG	237,720

				Total Financials	4,256,041

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

59

Large Cap Growth Portfolio II
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Health Care (16.7%)			2,700	UAL Corporation #*	$103,059
2,800	Abbott Laboratories	$156,240	1,100	Union Pacific Corporation	111,705
2,250	Aetna, Inc.	98,528	5,750	United Technologies Corporation	373,750
1,700	Alcon, Inc.	224,094	950	URS Corporation #	40,460

2,400	Allergan, Inc.	265,968		Total Industrials	3,602,606

5,010	Amgen, Inc. #	279,959
3,200	Amylin Pharmaceuticals, Inc. #*	119,552	Information Technology (26.9%)
3,700	Baxter International, Inc.	194,879	4,772	Accenture, Ltd.	183,913
1,800	Becton, Dickinson and Company	138,402	9,200	Adobe Systems, Inc. #	383,640
1,400	Cardinal Health, Inc.	102,130	2,800	Akamai Technologies, Inc. #*	139,776
3,600	Celgene Corporation #*	188,856	8,600	Apple Computer, Inc. #	799,026
1,100	Cephalon, Inc. #*	78,331	3,100	aQuantive, Inc. #*	86,521
1,000	CIGNA Corporation	142,660	8,649	BEA Systems, Inc. #	100,242
1,300	Express Scripts, Inc. #	104,936	5,650	Broadcom Corporation #	181,196
5,150	Genentech, Inc. #	422,918	36,170	Cisco Systems, Inc. #	923,420
4,169	Genzyme Corporation #	250,223	4,250	Citrix Systems, Inc. #*	136,128
7,000	Gilead Sciences, Inc. #	535,500	2,050	Cognizant Technology
1,200	Intuitive Surgical, Inc. #*	145,884		Solutions Corporation #	180,954
4,930	Johnson & Johnson	297,082	1,500	Cognos, Inc. #	59,085
1,700	Medco Health Solutions, Inc. #*	123,301	9,980	Corning, Inc. #	226,945
4,770	Medtronic, Inc.	234,016	10,460	eBay, Inc. #	346,749
3,600	Merck & Company, Inc.	159,012	6,000	Electronic Arts, Inc. #	302,160
6,500	Schering-Plough Corporation	165,815	8,500	EMC Corporation #	117,725
2,800	St. Jude Medical, Inc. #	105,308	6,700	Emulex Corporation #	122,543
4,000	Teva Pharmaceutical		800	F5 Networks, Inc. #*	53,344
	Industries, Ltd. ADR	149,720	2,100	First Data Corporation	56,490
4,300	Thermo Electron Corporation #*	201,025	2,300	Google, Inc. #	1,053,767
7,500	UnitedHealth Group, Inc.	397,275	9,100	Hewlett-Packard Company	365,274
3,880	Wyeth	194,116	2,700	Informatica Corporation #*	36,261
2,900	Zimmer Holdings, Inc. #*	247,689	2,150	Infosys Technologies, Ltd. ADR *	108,038

	Total Health Care	5,723,419	8,900	Intel Corporation	170,257

			3,500	Intersil Corporation	92,715
Industrials (10.5%)			6,200	Marvell Technology Group, Ltd. #	104,222
4,200	Boeing Company	373,422	3,900	Maxim Integrated Products, Inc.	114,660
2,700	Burlington Northern Santa Fe		21,670	Microsoft Corporation	603,943
	Corporation	217,161	4,700	Network Appliance, Inc. #	171,644
1,100	Caterpillar, Inc.	73,733	2,300	Nokia Oyj ADR	52,716
2,800	Cooper Industries, Ltd.	125,972	3,000	NVIDIA Corporation #	86,340
2,770	Danaher Corporation *	197,916	750	OpNext, Inc. #	11,092
1,700	Deere & Company *	184,688	16,800	Oracle Corporation #	304,584
2,270	FedEx Corporation	243,866	15,250	QUALCOMM, Inc.	650,565
2,100	Foster Wheeler, Ltd. #	122,619	700	Research in Motion, Ltd. #	95,543
3,100	General Dynamics Corporation	236,840	1,200	SAP AG ADR *	53,580
21,260	General Electric Company	751,754	2,600	Sirf Technology Holdings, Inc. #*	72,176
1,700	Monster Worldwide, Inc. #	80,529	2,200	Telefonaktiebolaget LM
2,400	Precision Castparts Corporation	249,720		Ericsson ADR	81,598
2,200	Raytheon Company	115,412	8,000	Texas Instruments, Inc.	240,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

60

Large Cap Growth Portfolio II
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Information Technology — continued			Telecommunications Services (3.7%)
5,000	TIBCO Software, Inc. #	$42,600	1,400	ALLTEL Corporation	$86,800
2,300	Xilinx, Inc. *	59,179	7,000	America Movil SA de CV ADR	334,530
8,100	Yahoo!, Inc. #	253,449	6,000	American Tower Corporation #	233,700

	Total Information		450	Aruba Networks, Inc. #	6,602
	Technology	9,224,860	6,400	AT&T, Inc.	252,352

			3,950	NII Holdings, Inc. #*	293,011
Materials (2.7%)			2,400	Tim Participacoes SA ADR #	77,952

2,700	Air Products and Chemicals, Inc.	199,503		Total Telecommunications
1,100	Allegheny Technologies, Inc. *	117,359		Services	1,284,947

1,400	Cytec Industries, Inc.	78,736

2,450	Freeport-McMoRan Copper &			Total Common Stock
	Gold, Inc.	162,166		(cost $29,258,230)	33,740,900

6,600	Monsanto Company	362,736

	Total Materials	920,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

61

Large Cap Growth Portfolio II
Schedule of Investments as of March 30, 2007 (unaudited)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (9.1%)	Rate (+)	Date	Value

3,106,453	Thrivent Financial Securities Lending Trust	5.350%	N/A	$3,106,453

	Total Collateral Held for Securities Loaned
	(cost $3,106,453)			3,106,453

		Interest	Maturity
Shares	Short-Term Investments (1.9%)	Rate (+)	Date	Value

640,592	Thrivent Money Market Portfolio	5.050%	N/A	$640,592

	Total Short-Term Investments (at amortized cost)			640,592

	Total Investments (cost $33,005,275) 109.3%			$37,487,945

	Other Assets and Liabilities, Net (9.3%)			(3,184,798)

	Total Net Assets 100.0%			$34,303,147

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificated for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$5,184,397
Gross unrealized depreciation	(701,727)

Net unrealized appreciation (depreciation)	$4,482,670
Cost for federal income tax purposes	$33,005,275

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

62

Partner Growth Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Consumer Discretionary (12.9%)			15,300	Exxon Mobil Corporation	$1,154,385
31,700	Amazon.com, Inc. #*	$1,261,343	8,900	Murphy Oil Corporation	475,260
10,400	Bed Bath & Beyond, Inc. #	417,768	33,300	Schlumberger, Ltd.	2,301,030
5,700	Carnival Corporation	267,102	20,526	Total SA *	1,433,938

15,900	Clear Channel			Total Energy	7,209,357

	Communications, Inc. *	557,136
6,200	Coach, Inc. #	310,310	Financials (18.6%)
3,000	EchoStar Communications		28,600	American Express Company	1,613,040
	Corporation #	130,290	30,100	American International
22,900	Grupo Televisia SA ADR	682,420		Group, Inc.	2,023,322
8,100	Harman International		46,618	Anglo Irish Bank Corporation plc	997,392
	Industries, Inc.	778,248	47,400	Charles Schwab Corporation	866,946
9,700	Home Depot, Inc.	356,378	900	Chicago Mercantile Exchange
16,100	International Game Technology	650,118		Holdings, Inc.	479,214
21,100	Kohl’s Corporation #	1,616,471	25,200	Citigroup, Inc.	1,293,768
16,400	Lennar Corporation	692,244	25,600	Countrywide Financial
8,906	Liberty Media Corporation —			Corporation	861,184
	Capital #	984,915	52,800	E*TRADE Financial Corporation # 1,120,416
26,033	Liberty Media Corporation —		14,178	Erste Bank der oesterreichischen
	Interactive #	620,106		Sparkassen AG	1,104,293
20,900	Lowe’s Companies, Inc.	658,141	10,200	Franklin Resources, Inc.	1,232,466
13,500	Marriott International, Inc.	660,960	3,800	Goldman Sachs Group, Inc.	785,194
4,700	MGM MIRAGE #	326,744	8,200	Legg Mason, Inc.	772,522
2,800	NIKE, Inc.	297,528	12,300	Morgan Stanley	968,748
24,800	PETsMART, Inc.	817,408	13,500	Northern Trust Corporation	811,890
26,500	Target Corporation	1,570,390	13,600	Prudential Financial, Inc.	1,227,536
20,900	Viacom, Inc. #	859,199	16,800	SLM Corporation	687,120
4,500	Wynn Resorts, Ltd. *	426,870	22,000	State Street Corporation	1,424,500

	Total Consumer		39,000	UBS AG	2,325,548
	Discretionary	14,942,089	100,100	UniCredito Italiano SPA	953,156

				Total Financials	21,548,255

Consumer Staples (7.3%)
71,537	CVS/Caremark Corporation	2,442,273	Health Care (16.2%)
8,097	InBev NV	587,513	18,400	Aetna, Inc.	805,736
15,800	PepsiCo, Inc.	1,004,248	25,800	Amgen, Inc. #	1,441,704
17,237	Procter & Gamble Company	1,088,689	10,600	Celgene Corporation #	556,076
11,300	Reckitt Benckiser plc	589,248	9,300	Eli Lilly and Company	499,503
12,000	SYSCO Corporation	405,960	16,200	Genentech, Inc. #	1,330,344
12,100	Walgreen Company	555,269	16,500	Gilead Sciences, Inc. #	1,262,250
10,000	Wal-Mart de Mexico ADR	428,007	7,500	Humana, Inc. #	435,150
22,100	Wal-Mart Stores, Inc.	1,037,595	20,600	Medco Health Solutions, Inc. #	1,494,118
7,700	Whole Foods Market, Inc. *	345,345	30,400	Medtronic, Inc.	1,491,424

	Total Consumer Staples	8,484,147	25,954	Novartis AG	1,449,887

			6,455	Roche Holding AG *	1,146,595
Energy (6.2%)			9,100	Sepracor, Inc. #*	424,333
17,000	Baker Hughes, Inc.	1,124,210	6,700	St. Jude Medical, Inc. #	251,987
10,100	EOG Resources, Inc.	720,534	12,400	Stryker Corporation	822,368

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

63

Partner Growth Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Health Care — continued			44,200	EMC Corporation #	$612,170
42,500	UnitedHealth Group, Inc.	$2,251,225	4,900	Google, Inc. #	2,244,984
24,400	WellPoint, Inc. #	1,978,840	39,600	Hon Hai Precision Industry
14,400	Wyeth	720,432		Company, Ltd.	535,709
4,700	Zimmer Holdings, Inc. #	401,427	22,500	Intel Corporation	430,425

	Total Health Care	18,763,399	14,600	Intuit, Inc. #	399,456

			41,800	Juniper Networks, Inc. #*	822,624
Industrials (9.8%)			65,400	Marvell Technology Group, Ltd. #	1,099,374
24,000	Danaher Corporation	1,714,800	28,900	Maxim Integrated Products, Inc.	849,660
4,200	Deere & Company	456,288	80,975	Microsoft Corporation	2,256,773
18,200	Expeditors International of		18,200	QUALCOMM, Inc.	776,412
	Washington, Inc.	752,024	334	Samsung Electronics Company, Ltd.	199,139
9,000	Fastenal Company *	315,450	245,100	Telefonaktiebolaget LM Ericsson *	908,655
6,000	General Dynamics Corporation	458,400	33,200	Xilinx, Inc. *	854,236
133,500	General Electric Company	4,720,560	19,800	Yahoo!, Inc. #	619,542

10,400	Joy Global, Inc.	446,160		Total Information
90,800	Southwest Airlines Company	1,334,760		Technology	25,393,793

35,400	Tyco International, Ltd.	1,116,870

	Total Industrials	11,315,312	Materials (1.4%)

			36,287	BHP Billiton, Ltd. *	879,006
Information Technology (21.9%)			12,700	Monsanto Company	697,992

53,300	Accenture, Ltd.	2,054,182		Total Materials	1,576,998

17,000	Adobe Systems, Inc. #	708,900
30,600	Amdocs, Ltd. #	1,116,288	Telecommunications Services (4.3%)
22,800	Analog Devices, Inc.	786,372	31,900	America Movil SA de CV ADR	1,524,501
8,000	Apple Computer, Inc. #	743,280	19,600	American Tower Corporation #	763,420
25,000	Applied Materials, Inc.	458,000	35,000	Crown Castle International
30,200	ASML Holding NV ADR #*	747,450		Corporation #	1,124,550
20,500	Autodesk, Inc. #	770,800	48,000	Rogers Communications, Inc.	1,572,480

28,700	Automatic Data Processing, Inc.	1,389,080		Total Telecommunications
60,300	Cisco Systems, Inc. #	1,539,459		Services	4,984,951

33,700	Corning, Inc. #	766,338

16,000	Dell, Inc. #	371,360		Total Common Stock
31,100	eBay, Inc. #	1,030,965		(cost $88,973,689)	114,218,301

6,000	Electronic Arts, Inc. #	302,160

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

64

Partner Growth Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (8.0%)	Rate (+)	Date	Value

9,287,140	Thrivent Financial Securities Lending Trust	5.350%	N/A	$9,287,140

	Total Collateral Held for Securities Loaned
	(cost $9,287,140)			9,287,140

		Interest	Maturity
Shares	Short-Term Investments (1.5%)	Rate (+)	Date	Value

1,762,785	Thrivent Money Market Portfolio	5.050%	N/A	$1,762,784

	Total Short-Term Investments (at amortized cost)			1,762,784

	Total Investments (cost $100,023,613) 108.1%			$125,268,225

	Other Assets and Liabilities, Net (8.1%)			(9,427,139)

	Total Net Assets 100.0%			$115,841,086

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificated for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$26,533,336
Gross unrealized depreciation	(1,288,724)

Net unrealized appreciation (depreciation)	$25,244,612
Cost for federal income tax purposes	$100,023,613

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

65

Large Cap Value Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.8%)	Value	Shares	Common Stock (97.8%)	Value

Consumer Discretionary (9.6%)			376,000	Exxon Mobil Corporation	$28,369,201
34,400	BorgWarner, Inc.	$2,594,448	147,600	Occidental Petroleum
65,150	CBS Corporation	1,992,938		Corporation	7,278,156
324,150	Comcast Corporation #	8,411,692	140,500	Schlumberger, Ltd.	9,708,550
52,300	Darden Restaurants, Inc.	2,154,237	162,200	Total SA ADR	11,318,316

52,800	Federated Department			Total Energy	83,226,704

	Stores, Inc.	2,378,640
33,700	Gannett Company, Inc.	1,896,973	Financials (27.6%)
62,400	J.C. Penney Company, Inc.		44,900	ACE, Ltd.	2,561,994
	(Holding Company)	5,126,784	172,700	Allstate Corporation	10,372,362
94,560	Liberty Media Corporation –		248,100	American International
	Capital #	10,457,390		Group, Inc.	16,677,282
101,500	Liberty Media Corporation –		354,950	Bank of America Corporation	18,109,549
	Interactive #	2,417,730	103,000	Chubb Corporation	5,322,010
87,500	Mattel, Inc.	2,412,375	414,245	Citigroup, Inc.	21,267,338
91,900	McDonald’s Corporation	4,140,095	56,200	City National Corporation *	4,136,320
353,200	News Corporation	8,165,984	75,600	Countrywide Financial
20,500	NIKE, Inc.	2,178,330		Corporation	2,543,184
73,400	Office Depot, Inc. #	2,579,276	20,800	Everest Re Group, Ltd.	2,000,336
65,300	Sherwin-Williams Company	4,312,412	102,875	Federal Home Loan Mortgage
34,700	Target Corporation	2,056,322		Corporation	6,120,034
272,200	Time Warner, Inc.	5,367,784	68,900	Federal National Mortgage
146,900	TJX Companies, Inc.	3,960,424		Association	3,760,562
158,200	Visteon Corporation #	1,351,028	26,000	Goldman Sachs Group, Inc.	5,372,380
154,600	Walt Disney Company	5,322,878	25,915	Hartford Financial Services

	Total Consumer			Group, Inc.	2,476,956
	Discretionary	79,277,740	520,452	J.P. Morgan Chase & Company	25,179,468

			39,100	Lehman Brothers Holdings, Inc.	2,739,737
Consumer Staples (8.4%)			137,600	Mellon Financial Corporation	5,936,064
214,500	Altria Group, Inc.	18,835,245	139,900	Merrill Lynch & Company, Inc.	11,425,633
97,200	Anheuser-Busch Companies, Inc.	4,904,712	118,100	Morgan Stanley	9,301,556
249,700	ConAgra Foods, Inc.	6,220,027	37,000	PMI Group, Inc.	1,673,140
26,100	Diageo plc ADR	2,112,795	86,800	PNC Financial Services
149,400	Estee Lauder Companies, Inc. *	7,298,190		Group, Inc.	6,246,996
131,200	General Mills, Inc.	7,638,464	157,700	Principal Financial Group, Inc.	9,441,499
87,745	Kimberly-Clark Corporation	6,009,655	47,500	Prudential Financial, Inc.	4,287,350
147,700	Kroger Company	4,172,525	20,700	Simon Property Group, Inc.	2,302,875
60,100	Safeway, Inc.	2,202,064	187,700	State Street Corporation	12,153,575
75,900	Unilever NV	2,217,798	169,200	Travelers Companies, Inc.	8,759,484
35,000	UST, Inc. *	2,029,300	139,100	U.S. Bancorp	4,864,327
126,100	Wal-Mart Stores, Inc.	5,920,395	170,933	Wachovia Corporation	9,409,862

	Total Consumer Staples	69,561,170	107,313	Washington Mutual, Inc.	4,333,299

			259,790	Wells Fargo & Company	8,944,570

Energy (10.1%)				Total Financials	227,719,742

94,440	Apache Corporation	6,676,908
143,366	Chevron Corporation	10,603,349
135,658	ConocoPhillips	9,272,224

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

66

Large Cap Value Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.8%)	Value	Shares	Common Stock (97.8%)	Value

Health Care (9.2%)			121,000	International Business
199,000	Abbott Laboratories	$11,104,200		Machines Corporation	$11,405,460
48,900	Aetna, Inc.	2,141,331	206,200	Microsoft Corporation	5,746,794
104,000	Baxter International, Inc.	5,477,680	157,700	Molex, Inc.	4,447,140
83,325	Johnson & Johnson	5,021,164	104,700	Motorola, Inc.	1,850,049
129,000	McKesson Corporation	7,551,660	103,990	Nokia Oyj ADR	2,383,451
91,400	Merck & Company, Inc.	4,037,138	140,000	Oracle Corporation #	2,538,200
49,000	Novartis AG ADR	2,676,870	92,700	Symantec Corporation #	1,603,710
738,000	Pfizer, Inc.	18,641,880	193,000	Tellabs, Inc. #	1,910,700

235,100	Sanofi-Aventis ADR	10,229,201		Total Information
38,000	UnitedHealth Group, Inc.	2,012,860		Technology	64,980,946

26,100	WellPoint, Inc. #	2,116,710
92,700	Wyeth	4,637,781	Materials (4.2%)

	Total Health Care	75,648,475	136,495	Alcoa, Inc.	4,627,180

			75,900	Dow Chemical Company	3,480,774
Industrials (12.2%)			172,000	E.I. du Pont de Nemours
44,000	Armstrong World			and Company	8,501,960
	Industries, Inc. #*	2,237,400	86,540	International Paper Company	3,150,056
60,300	Avery Dennison Corporation *	3,874,878	278,900	MeadWestvaco Corporation	8,601,276
108,700	CSX Corporation	4,353,435	67,400	Praxair, Inc.	4,243,504
43,900	Deere & Company	4,769,296	39,500	Rohm and Haas Company	2,042,940

121,600	Emerson Electric Company	5,239,744		Total Materials	34,647,690

164,400	Flowserve Corporation	9,402,036
25,600	General Dynamics Corporation	1,955,840	Telecommunications Services (5.9%)
375,600	General Electric Company	13,281,216	32,700	ALLTEL Corporation	2,027,400
138,700	Honeywell International, Inc.	6,388,522	552,323	AT&T, Inc.	21,778,096
107,400	Lockheed Martin Corporation	10,419,948	271,302	Sprint Nextel Corporation	5,143,886
29,700	Northrop Grumman Corporation	2,204,334	216,800	Time Warner Telecom, Inc. #	4,502,936
78,700	Parker-Hannifin Corporation	6,792,597	405,255	Verizon Communications, Inc.	15,367,270

165,300	Republic Services, Inc.	4,598,646		Total Telecommunications
292,200	Steelcase, Inc. *	5,811,858		Services	48,819,588

129,800	Tyco International, Ltd.	4,095,190
26,500	Union Pacific Corporation	2,691,075	Utilities (2.7%)
96,200	United Technologies Corporation	6,253,000	58,000	Entergy Corporation	6,085,360
177,500	Waste Management, Inc.	6,107,775	137,200	Exelon Corporation	9,427,012

	Total Industrials	100,476,790	102,300	FirstEnergy Corporation *	6,776,352

				Total Utilities	22,288,724

Information Technology (7.9%)

157,200	Accenture, Ltd.	6,058,488		Total Common Stock
361,500	AMIS Holdings, Inc. #	3,958,425		(cost $687,414,230)	806,647,569

90,440	Applied Materials, Inc.	1,656,861
98,900	Cisco Systems, Inc. #	2,524,917
75,900	Dell, Inc. #	1,761,639
207,400	Hewlett-Packard Company	8,325,036
95,350	Hyperion Solutions Corporation #	4,941,990
202,200	Intel Corporation	3,868,086

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

67

Large Cap Value Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (2.2%)	Rate (+)	Date	Value

18,428,535	Thrivent Financial Securities Lending Trust	5.350%	N/A	$18,428,535

	Total Collateral Held for Securities Loaned
	(cost $18,428,535)			18,428,535

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.1%)	Rate (+)	Date	Value

$5,845,000	Paradigm Funding, LLC	5.420%	4/2/2007	$5,843,240
11,105,340	Thrivent Money Market Portfolio	5.050	N/A	11,105,340

	Total Short-Term Investments (at amortized cost)			16,948,580

	Total Investments (cost $722,791,345) 102.1%			$842,024,684

	Other Assets and Liabilities, Net (2.1%)			(17,169,436)

	Total Net Assets 100.0%			$824,855,248

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificated for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$126,687,626
Gross unrealized depreciation	(7,454,287)

Net unrealized appreciation (depreciation)	$119,233,339
Cost for federal income tax purposes	$722,791,345

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

68

Large Cap Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (93.3%)	Value	Shares	Common Stock (93.3%)	Value

Consumer Discretionary (9.2%)			131,800	Walgreen Company	$6,048,302
53,900	AnnTaylor Stores Corporation #	$2,090,242	131,200	Wal-Mart Stores, Inc.	6,159,840

13,800	Best Buy Company, Inc.	672,336		Total Consumer Staples	84,312,717

25,600	Carnival Corporation	1,199,616
253,400	Comcast Corporation #	6,454,098	Energy (9.7%)
53,200	Darden Restaurants, Inc.	2,191,308	28,600	Apache Corporation	2,022,020
124,500	Dollar General Corporation	2,633,175	60,800	BJ Services Company	1,696,320
27,400	Family Dollar Stores, Inc.	811,588	15,300	Cameron International
65,300	Genuine Parts Company	3,199,700		Corporation #	960,687
130,900	Home Depot, Inc.	4,809,266	42,100	Chesapeake Energy Corporation *	1,300,048
32,600	Johnson Controls, Inc.	3,084,612	157,519	Chevron Corporation ‡	11,650,105
55,300	Kohl’s Corporation #	4,236,533	138,730	ConocoPhillips	9,482,196
95,000	Lowe’s Companies, Inc.	2,991,550	15,400	Diamond Offshore Drilling, Inc. *	1,246,630
114,600	McDonald’s Corporation	5,162,730	422,600	Exxon Mobil Corporation	31,885,170
56,600	McGraw-Hill Companies, Inc.	3,559,008	18,200	National Oilwell Varco, Inc. #	1,415,778
27,200	Newell Rubbermaid, Inc.	845,648	31,100	Noble Energy, Inc.	1,855,115
242,000	News Corporation	5,595,040	93,500	Occidental Petroleum
24,200	NIKE, Inc.	2,571,492		Corporation	4,610,485
36,800	Nordstrom, Inc.	1,948,192	95,000	Schlumberger, Ltd.	6,564,500
58,800	Office Depot, Inc. #	2,066,232	25,000	Total SA ADR	1,744,500
29,100	Omnicom Group, Inc.	2,979,258	20,600	Transocean, Inc. #	1,683,020
29,500	Stanley Works	1,633,120	61,400	Weatherford International, Ltd. #	2,769,140
159,550	Staples, Inc.	4,122,772	63,700	XTO Energy, Inc.	3,491,397

28,200	Starwood Hotels & Resorts			Total Energy	84,377,111

	Worldwide, Inc.	1,828,770
57,900	Target Corporation	3,431,154	Financials (19.7%)
180,600	Time Warner, Inc.	3,561,432	12,200	Ambac Financial Group, Inc.	1,053,958
199,900	Walt Disney Company	6,882,557	47,700	American Capital Strategies, Ltd. *	2,113,587

	Total Consumer		78,500	American Express Company	4,427,400
	Discretionary	80,561,429	189,700	American International

				Group, Inc.	12,751,634
Consumer Staples (9.7%)			40,020	Ameriprise Financial, Inc.	2,286,743
143,200	Altria Group, Inc. ‡	12,574,392	30,600	Aon Corporation	1,161,576
26,000	Anheuser-Busch Companies, Inc.	1,311,960	288,200	Bank of America Corporation ‡	14,703,964
91,900	Archer-Daniels-Midland		40,200	Bank of New York Company, Inc.	1,630,110
	Company	3,372,730	4,800	Bear Stearns Companies, Inc.	721,680
157,700	Coca-Cola Company	7,569,600	25,000	Chubb Corporation	1,291,750
74,400	Colgate-Palmolive Company	4,969,176	81,400	CIT Group, Inc.	4,307,688
132,598	CVS/Caremark Corporation	4,526,896	291,600	Citigroup, Inc.	14,970,744
23,100	Diageo plc ADR	1,869,945	48,100	Federal Home Loan Mortgage
62,100	General Mills, Inc.	3,615,462		Corporation	2,861,469
14,700	Kimberly-Clark Corporation	1,006,803	64,600	Federal National Mortgage
109,400	Kroger Company	3,090,550		Association	3,525,868
148,800	PepsiCo, Inc.	9,457,728	18,900	Franklin Resources, Inc.	2,283,687
204,900	Procter & Gamble Company	12,941,484	22,800	Goldman Sachs Group, Inc.	4,711,164
26,500	Reynolds American, Inc. *	1,653,865
113,100	Safeway, Inc.	4,143,984

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

69

Large Cap Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (93.3%)	Value	Shares	Common Stock (93.3%)	Value

Financials — continued			21,000	St. Jude Medical, Inc. #	$789,810
53,600	Hartford Financial Services		19,100	Stryker Corporation	1,266,712
	Group, Inc.	$5,123,088	87,700	UnitedHealth Group, Inc.	4,645,469
296,196	J.P. Morgan Chase & Company	14,329,962	65,200	WellPoint, Inc. #	5,287,720
67,800	KeyCorp	2,540,466	54,200	Wyeth	2,711,626

67,300	Lehman Brothers Holdings, Inc.	4,715,711		Total Health Care	94,704,958

64,400	Lincoln National Corporation	4,365,676
41,400	Loews Corporation	1,880,802	Industrials (10.2%)
66,800	Marshall & Ilsley Corporation	3,093,508	30,300	3M Company	2,315,829
35,300	MBIA, Inc.	2,311,797	47,100	Boeing Company	4,187,661
67,600	Mellon Financial Corporation	2,916,264	48,700	Burlington Northern Santa Fe
31,200	Merrill Lynch & Company, Inc.	2,548,104		Corporation	3,916,941
79,400	MetLife, Inc.	5,014,110	58,700	Caterpillar, Inc.	3,934,661
97,900	Morgan Stanley	7,710,604	84,400	Cooper Industries, Ltd.	3,797,156
42,500	PNC Financial Services		8,200	Deere & Company	890,848
	Group, Inc.	3,058,725	56,300	Dover Corporation	2,748,003
44,800	Principal Financial Group, Inc.	2,682,176	77,300	Emerson Electric Company	3,330,857
31,700	ProLogis Trust	2,058,281	21,100	FedEx Corporation	2,266,773
67,402	Prudential Financial, Inc.	6,083,705	44,100	General Dynamics Corporation	3,369,240
23,900	Simon Property Group, Inc.	2,658,875	667,400	General Electric Company	23,599,264
46,700	Travelers Companies, Inc.	2,417,659	47,300	Goodrich Corporation	2,435,004
111,500	U.S. Bancorp	3,899,155	61,700	Honeywell International, Inc.	2,841,902
46,000	W.R. Berkley Corporation	1,523,520	62,200	Ingersoll-Rand Company	2,697,614
115,976	Wachovia Corporation	6,384,479	31,900	Lockheed Martin Corporation	3,094,938
275,900	Wells Fargo & Company	9,499,237	34,200	Manpower, Inc.	2,522,934

	Total Financials	171,618,926	27,700	Parker-Hannifin Corporation	2,390,787

			14,300	Precision Castparts Corporation	1,487,915
Health Care (10.9%)			40,000	Raytheon Company	2,098,400
142,900	Abbott Laboratories	7,973,820	12,100	Textron, Inc.	1,086,580
68,300	AmerisourceBergen Corporation	3,602,825	18,600	Union Pacific Corporation	1,888,830
63,200	Amgen, Inc. #	3,531,616	40,900	United Parcel Service, Inc.	2,867,090
80,500	Baxter International, Inc.	4,239,935	106,400	United Technologies Corporation	6,916,000
24,800	Cardinal Health, Inc.	1,809,160	35,900	WESCO International, Inc. #	2,253,802

52,800	Forest Laboratories, Inc. #	2,716,032		Total Industrials	88,939,029

47,000	Gilead Sciences, Inc. #	3,595,500
26,400	GlaxoSmithKline plc ADR	1,458,864	Information Technology (14.5%)
31,500	Henry Schein, Inc. #*	1,738,170	59,800	Accenture, Ltd.	2,304,692
203,300	Johnson & Johnson	12,250,858	88,600	Adobe Systems, Inc. #	3,694,620
11,900	Laboratory Corporation of		41,500	Alliance Data Systems
	America Holdings #*	864,297		Corporation #*	2,557,230
80,800	McKesson Corporation	4,730,032	63,500	Amdocs, Ltd. #	2,316,480
78,100	Medco Health Solutions, Inc. #	5,664,593	48,600	Apple Computer, Inc. #	4,515,426
92,300	Medtronic, Inc.	4,528,238	146,000	Applied Materials, Inc.	2,674,720
126,600	Merck & Company, Inc.	5,591,922	47,800	Arrow Electronics, Inc. #	1,804,450
26,800	Novartis AG ADR	1,464,084	23,900	Broadcom Corporation #	766,473
422,800	Pfizer, Inc.	10,679,928	102,200	Brocade Communications #	972,944
139,700	Schering-Plough Corporation	3,563,747	454,700	Cisco Systems, Inc. #	11,608,491

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

70

Large Cap Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (93.3%)	Value	Shares	Common Stock (93.3%)	Value

Information Technology — continued			Materials (3.1%)
65,500	Citrix Systems, Inc. #	$2,097,965	56,600	Air Products and
116,900	Corning, Inc. #	2,658,306		Chemicals, Inc. ‡	$4,182,174
59,200	Dell, Inc. #	1,374,032	37,700	Ball Corporation	1,728,545
14,400	Google, Inc. #	6,597,504	63,600	Dow Chemical Company	2,916,696
46,100	Harris Corporation	2,348,795	95,800	E.I. du Pont de Nemours
234,000	Hewlett-Packard Company	9,392,760		and Company	4,735,394
56,100	Integrated Device		19,500	Nucor Corporation	1,270,035
	Technology, Inc. #	865,062	21,900	PPG Industries, Inc.	1,539,789
433,900	Intel Corporation	8,300,507	52,500	Praxair, Inc.	3,305,400
95,600	International Business		54,200	Rohm and Haas Company	2,803,224
	Machines Corporation	9,011,256	52,100	Sigma-Aldrich Corporation	2,163,192
39,400	International Rectifier		38,900	Temple-Inland, Inc.	2,323,886

	Corporation #	1,505,474		Total Materials	26,968,335

65,900	Intersil Corporation	1,745,691
19,700	MEMC Electronic Materials, Inc. #	1,193,426	Telecommunications Services (3.3%)
577,300	Microsoft Corporation	16,089,351	24,500	ALLTEL Corporation	1,519,000
91,200	Molex, Inc.	2,571,840	500,315	AT&T, Inc. ‡	19,727,420
116,500	Motorola, Inc.	2,058,555	197,600	Verizon Communications, Inc.	7,492,992

46,400	NCR Corporation #	2,216,528		Total Telecommunications
56,100	Network Appliance, Inc. #	2,048,772		Services	28,739,412

165,900	Oracle Corporation #	3,007,767
66,000	Paychex, Inc.	2,499,420	Utilities (3.0%)
138,300	QUALCOMM, Inc.	5,899,878	70,600	American Electric Power
180,900	Texas Instruments, Inc.	5,445,090		Company, Inc.	3,441,750
86,940	Western Digital Corporation #	1,461,461	63,300	FirstEnergy Corporation	4,192,992
73,000	Yahoo!, Inc. #	2,284,170	65,100	FPL Group, Inc.	3,982,167

	Total Information		31,200	ONEOK, Inc.	1,404,000
	Technology	125,889,136	62,000	PG&E Corporation *	2,992,740

			72,100	PPL Corporation	2,948,890
			51,400	Sempra Energy	3,135,914
			63,200	TXU Corporation	4,051,120

				Total Utilities	26,149,573

				Total Common Stock
				(cost $691,865,293)	812,260,626

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

71

Large Cap Stock Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (1.0%)	Rate (+)	Date	Value

8,387,656	Thrivent Financial Securities Lending Trust	5.350%	N/A	$8,387,656

	Total Collateral Held for Securities Loaned
	(cost $8,387,656)			8,387,656

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.5%)	Rate (+)	Date	Value

$5,500,000	Amsterdam Funding Corporation	5.350%	4/5/2007	$5,495,913
3,000,000	Falcon Asset Securitization Corporation	5.270	4/13/2007	2,994,291
2,180,000	Federal National Mortgage Association ‡	5.080	7/16/2007	2,147,699
3,000,000	Regency Markets No. 1, LLC	5.250	4/16/2007	2,993,000
21,360,000	Three Pillars Funding Corporation	5.420	4/2/2007	21,353,568
16,355,013	Thrivent Money Market Portfolio	5.050	N/A	16,355,013
5,000,000	UBS Finance Corporation	5.295	4/3/2007	4,997,794

	Total Short-Term Investments (cost $56,336,663)			56,337,278

	Total Investments (cost $756,589,612) 100.8%			$876,985,560

	Other Assets and Liabilities, Net (0.8%)			(7,137,172)

	Total Net Assets 100.0%			$869,848,388

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Index Futures	86	June 2007	$30,539,763	$30,770,800	$231,037

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At March 30, 2007, $2,147,699 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $38,285,056 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$128,707,044
Gross unrealized depreciation	(8,311,096)

Net unrealized appreciation (depreciation)	$120,395,948
Cost for federal income tax purposes	$756,589,612

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

72

Large Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Consumer Discretionary (10.3%)			25,100	Interpublic Group of
4,800	Abercrombie & Fitch Company	$363,264		Companies, Inc. #	$308,981
16,600	Amazon.com, Inc. #*	660,514	12,000	J.C. Penney Company, Inc.
7,600	Apollo Group, Inc. #	333,640		(Holding Company)	985,920
8,100	AutoNation, Inc. #	172,044	10,500	Johnson Controls, Inc.	993,510
2,700	AutoZone, Inc. #	345,978	5,900	Jones Apparel Group, Inc.	181,307
15,100	Bed Bath & Beyond, Inc. #	606,567	4,200	KB Home *	179,214
21,625	Best Buy Company, Inc.	1,053,570	17,500	Kohl’s Corporation #	1,340,675
5,900	Big Lots, Inc. #*	184,552	9,600	Leggett & Platt, Inc.	217,632
3,700	Black & Decker Corporation	301,994	7,300	Lennar Corporation	308,133
4,900	Brunswick Corporation *	156,065	18,304	Limited Brands, Inc.	477,002
23,700	Carnival Corporation	1,110,582	5,700	Liz Claiborne, Inc.	244,245
39,472	CBS Corporation	1,207,448	81,600	Lowe’s Companies, Inc.	2,569,584
6,500	Centex Corporation	271,570	17,600	Marriott International, Inc.	861,696
7,700	Circuit City Stores, Inc.	142,681	21,050	Mattel, Inc.	580,348
26,600	Clear Channel		64,500	McDonald’s Corporation	2,905,725
	Communications, Inc. *	932,064	19,000	McGraw-Hill Companies, Inc.	1,194,720
19,800	Coach, Inc. #	990,990	2,100	Meredith Corporation	120,519
166,716	Comcast Corporation #	4,326,268	7,800	New York Times Company *	183,378
14,600	D.R. Horton, Inc.	321,200	14,973	Newell Rubbermaid, Inc.	465,511
7,850	Darden Restaurants, Inc.	323,342	125,700	News Corporation	2,906,184
3,300	Dillard’s, Inc. *	108,009	10,100	NIKE, Inc.	1,073,226
41,500	DIRECTV Group, Inc. #	957,405	12,200	Nordstrom, Inc.	645,868
16,715	Dollar General Corporation	353,522	14,800	Office Depot, Inc. #	520,072
3,700	Dow Jones & Company, Inc. *	127,539	4,200	OfficeMax, Inc.	221,508
4,500	E.W. Scripps Company *	201,060	8,900	Omnicom Group, Inc.	911,182
15,400	Eastman Kodak Company *	347,424	3,300	Polo Ralph Lauren Corporation	290,895
8,200	Family Dollar Stores, Inc.	242,884	11,300	Pulte Homes, Inc.	298,998
28,068	Federated Department Stores, Inc.	1,264,463	7,400	RadioShack Corporation	200,022
101,400	Ford Motor Company *	800,046	4,532	Sears Holdings Corporation #	816,485
8,200	Fortune Brands, Inc.	646,324	6,000	Sherwin-Williams Company	396,240
12,600	Gannett Company, Inc.	709,254	3,300	Snap-On, Inc.	158,730
28,162	Gap, Inc.	484,668	4,500	Stanley Works	249,120
30,300	General Motors Corporation *	928,392	38,375	Staples, Inc.	991,610
9,200	Genuine Parts Company	450,800	40,200	Starbucks Corporation #	1,260,672
9,600	Goodyear Tire & Rubber		11,500	Starwood Hotels & Resorts
	Company #*	299,424		Worldwide, Inc.	745,775
17,200	H&R Block, Inc.	361,888	46,000	Target Corporation	2,725,960
13,800	Harley-Davidson, Inc.	810,750	7,200	Tiffany & Company	327,456
3,500	Harman International		204,550	Time Warner, Inc.	4,033,726
	Industries, Inc.	336,280	24,300	TJX Companies, Inc.	655,128
9,900	Harrah’s Entertainment, Inc.	836,055	9,600	Tribune Company *	308,256
8,650	Hasbro, Inc.	247,563	5,000	VF Corporation	413,100
20,800	Hilton Hotels Corporation	747,968	37,072	Viacom, Inc. #	1,524,030
109,400	Home Depot, Inc.	4,019,356	109,747	Walt Disney Company	3,778,589
11,600	IAC InterActiveCorp #	437,436	4,700	Wendy’s International, Inc.	147,110
18,100	International Game Technology	730,878	4,358	Whirlpool Corporation *	370,021

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

73

Large Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Consumer Discretionary — continued			Energy (9.9%)
10,072	Wyndham Worldwide		24,772	Anadarko Petroleum Corporation	$1,064,701
	Corporation #	$343,959	17,720	Apache Corporation	1,252,804
14,040	Yum! Brands, Inc.	810,950	17,100	Baker Hughes, Inc.	1,130,823

	Total Consumer		15,700	BJ Services Company	438,030
	Discretionary	71,496,693	21,900	Chesapeake Energy Corporation *	676,272

			115,596	Chevron Corporation	8,549,480
Consumer Staples (9.4%)			88,049	ConocoPhillips	6,018,149
112,500	Altria Group, Inc.	9,878,625	9,700	CONSOL Energy, Inc.	379,561
40,800	Anheuser-Busch Companies, Inc.	2,058,768	23,800	Devon Energy Corporation	1,647,436
34,968	Archer-Daniels-Midland Company	1,283,326	37,418	El Paso Corporation	541,438
23,600	Avon Products, Inc.	879,336	8,100	ENSCO International, Inc.	440,640
4,400	Brown-Forman Corporation	288,464	13,000	EOG Resources, Inc.	927,420
11,800	Campbell Soup Company	459,610	305,208	Exxon Mobil Corporation	23,027,943
8,200	Clorox Company	522,258	53,500	Halliburton Company	1,698,090
107,900	Coca-Cola Company	5,179,200	14,400	Hess Corporation	798,768
15,000	Coca-Cola Enterprises, Inc.	303,750	5,800	Kinder Morgan, Inc.	617,410
27,500	Colgate-Palmolive Company	1,836,725	18,534	Marathon Oil Corporation	1,831,715
27,000	ConAgra Foods, Inc.	672,570	10,000	Murphy Oil Corporation	534,000
11,400	Constellation Brands, Inc. #	241,452	15,000	Nabors Industries, Ltd. #	445,050
24,200	Costco Wholesale Corporation	1,302,928	9,400	National Oilwell Varco, Inc. #	731,226
82,544	CVS/Caremark Corporation	2,818,052	7,200	Noble Corporation	566,496
7,000	Dean Foods Company #	327,180	44,900	Occidental Petroleum
6,300	Estee Lauder Companies, Inc. *	307,755		Corporation	2,214,019
18,600	General Mills, Inc.	1,082,892	14,100	Peabody Energy Corporation	567,384
17,500	H.J. Heinz Company	824,600	6,100	Rowan Companies, Inc.	198,067
9,300	Hershey Company	508,338	63,100	Schlumberger, Ltd.	4,360,210
13,500	Kellogg Company	694,305	10,700	Smith International, Inc.	514,135
24,392	Kimberly-Clark Corporation	1,670,608	33,604	Spectra Energy Corporation	882,777
37,900	Kroger Company	1,070,675	6,500	Sunoco, Inc.	457,860
7,000	McCormick & Company, Inc.	269,640	15,611	Transocean, Inc. #	1,275,419
2,600	Molson Coors Brewing Company	246,012	32,300	Valero Energy Corporation	2,083,027
7,100	Pepsi Bottling Group, Inc.	226,419	18,100	Weatherford International, Ltd. #	816,310
87,770	PepsiCo, Inc.	5,578,661	32,000	Williams Companies, Inc.	910,720
169,160	Procter & Gamble Company	10,684,146	19,700	XTO Energy, Inc.	1,079,757

9,200	Reynolds American, Inc. *	574,172		Total Energy	68,677,137

23,600	Safeway, Inc.	864,704
39,300	Sara Lee Corporation	664,956	Financials (21.2%)
11,081	SUPERVALU, Inc.	432,935	17,500	ACE, Ltd.	998,550
33,000	SYSCO Corporation	1,116,390	26,400	AFLAC, Inc. ‡	1,242,384
13,500	Tyson Foods, Inc.	262,035	33,082	Allstate Corporation ‡	1,986,905
8,700	UST, Inc. *	504,426	5,500	Ambac Financial Group, Inc.	475,145
53,600	Walgreen Company	2,459,704	63,900	American Express Company	3,603,960
131,800	Wal-Mart Stores, Inc.	6,188,010	139,440	American International
7,500	Whole Foods Market, Inc.	336,375		Group, Inc.	9,373,157
11,775	William Wrigley Jr. Company	599,701	12,800	Ameriprise Financial, Inc.	731,392

	Total Consumer Staples	65,219,703	15,925	Aon Corporation	604,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

74

Large Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Financials — continued			12,200	Kimco Realty Corporation	$594,628
5,400	Apartment Investment &		7,000	Legg Mason, Inc.	659,470
	Management Company	$311,526	28,200	Lehman Brothers Holdings, Inc.	1,975,974
11,900	Archstone-Smith Trust	645,932	14,894	Lincoln National Corporation	1,009,671
4,400	Avalonbay Communities, Inc.	572,000	24,100	Loews Corporation	1,094,863
239,718	Bank of America Corporation	12,230,412	4,300	M&T Bank Corporation	498,069
40,500	Bank of New York Company, Inc.	1,642,275	29,600	Marsh & McLennan
29,100	BB&T Corporation	1,193,682		Companies, Inc.	866,984
6,331	Bear Stearns Companies, Inc.	951,866	13,800	Marshall & Ilsley Corporation	639,078
6,500	Boston Properties, Inc.	763,100	7,250	MBIA, Inc.	474,802
21,973	Capital One Financial Corporation	1,658,083	22,400	Mellon Financial Corporation	966,336
10,100	CB Richard Ellis Group, Inc. #	345,218	47,400	Merrill Lynch & Company, Inc.	3,871,158
55,025	Charles Schwab Corporation	1,006,407	40,300	MetLife, Inc.	2,544,945
1,900	Chicago Mercantile Exchange		4,500	MGIC Investment Corporation *	265,140
	Holdings, Inc.	1,011,674	12,500	Moody’s Corporation	775,750
22,000	Chubb Corporation	1,136,740	57,050	Morgan Stanley	4,493,258
9,338	Cincinnati Financial Corporation	395,931	31,800	National City Corporation	1,184,550
10,300	CIT Group, Inc.	545,076	10,300	Northern Trust Corporation	619,442
262,739	Citigroup, Inc.	13,489,020	9,600	Plum Creek Timber Company, Inc.	378,432
8,550	Comerica, Inc.	505,476	18,500	PNC Financial Services
10,100	Commerce Bancorp, Inc. *	337,138		Group, Inc.	1,331,439
7,000	Compass Bancshares, Inc.	481,600	14,400	Principal Financial Group, Inc.	862,128
31,600	Countrywide Financial		39,900	Progressive Corporation	870,618
	Corporation	1,063,024	13,700	ProLogis Trust	889,541
6,800	Developers Diversified Realty		25,100	Prudential Financial, Inc.	2,265,526
	Corporation	427,720	6,600	Public Storage, Inc.	624,822
22,900	E*TRADE Financial Corporation #	485,938	11,590	Realogy Corporation #	343,180
15,700	Equity Residential REIT	757,211	39,177	Regions Financial Corporation	1,385,690
37,100	Federal Home Loan Mortgage		5,700	SAFECO Corporation	378,651
	Corporation	2,207,079	11,800	Simon Property Group, Inc.	1,312,750
51,800	Federal National Mortgage		22,000	SLM Corporation	899,800
	Association	2,827,244	19,410	Sovereign Bancorp, Inc.	493,790
4,800	Federated Investors, Inc.	176,256	17,800	State Street Corporation	1,152,550
29,894	Fifth Third Bancorp *	1,156,599	19,000	SunTrust Banks, Inc.	1,577,760
6,900	First Horizon National		17,600	Synovus Financial Corporation	569,184
	Corporation *	286,557	14,168	T. Rowe Price Group, Inc.	668,588
8,900	Franklin Resources, Inc.	1,075,387	5,300	Torchmark Corporation	347,627
23,700	Genworth Financial, Inc.	828,078	36,181	Travelers Companies, Inc.	1,873,090
22,000	Goldman Sachs Group, Inc.	4,545,860	94,885	U.S. Bancorp	3,318,128
17,100	Hartford Financial Services		18,424	UnumProvident Corporation *	424,305
	Group, Inc.	1,634,418	7,000	Vornado Realty Trust	835,380
28,000	Host Marriott Corporation	736,680	102,093	Wachovia Corporation	5,620,220
26,600	Hudson City Bancorp, Inc.	363,888	47,653	Washington Mutual, Inc.	1,924,232
12,671	Huntington Bancshares, Inc.	276,861	181,100	Wells Fargo & Company	6,235,273
186,193	J.P. Morgan Chase & Company	9,008,017	9,900	XL Capital, Ltd.	692,604
10,200	Janus Capital Group, Inc.	213,282	5,900	Zions Bancorporation	498,668

21,300	KeyCorp	798,111		Total Financials	147,415,466

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

75

Large Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Health Care (11.6%)			15,900	Stryker Corporation	$1,054,488
82,700	Abbott Laboratories ‡	$4,614,660	25,300	Tenet Healthcare Corporation #*	162,679
27,596	Aetna, Inc.	1,208,429	22,500	Thermo Electron Corporation #	1,051,875
8,200	Allergan, Inc.	908,724	72,600	UnitedHealth Group, Inc.	3,845,622
10,100	AmerisourceBergen Corporation	532,775	6,800	Varian Medical Systems, Inc. #	324,292
62,540	Amgen, Inc. #	3,494,735	5,400	Waters Corporation #	313,200
9,900	Applera Corporation (Applied		5,500	Watson Pharmaceuticals, Inc. #	145,365
	Biosystems Group)	292,743	32,800	WellPoint, Inc. #	2,660,080
5,900	Barr Pharmaceuticals, Inc. #	273,465	72,100	Wyeth	3,607,163
3,100	Bausch & Lomb, Inc.	158,596	12,650	Zimmer Holdings, Inc. #	1,080,436

34,800	Baxter International, Inc.	1,832,916		Total Health Care	80,987,762

13,100	Becton, Dickinson and Company	1,007,259
18,300	Biogen Idec, Inc. #	812,154	Industrials (10.7%)
13,050	Biomet, Inc.	554,494	39,300	3M Company	3,003,699
63,450	Boston Scientific Corporation #	922,563	13,700	Allied Waste Industries, Inc. #	172,483
108,200	Bristol-Myers Squibb Company	3,003,632	9,400	American Standard
5,700	C.R. Bard, Inc.	453,207		Companies, Inc.	498,388
21,375	Cardinal Health, Inc.	1,559,306	5,000	Avery Dennison Corporation	321,300
20,200	Celgene Corporation #	1,059,692	42,260	Boeing Company	3,757,337
5,200	CIGNA Corporation	741,832	19,192	Burlington Northern Santa Fe
8,500	Coventry Health Care, Inc. #	476,425		Corporation	1,543,613
52,800	Eli Lilly and Company	2,835,888	9,200	C.H. Robinson Worldwide, Inc.	439,300
7,200	Express Scripts, Inc. #	581,184	34,600	Caterpillar, Inc.	2,319,238
17,000	Forest Laboratories, Inc. #	874,480	7,300	Cintas Corporation	263,530
14,100	Genzyme Corporation #	846,282	9,800	Cooper Industries, Ltd.	440,902
24,900	Gilead Sciences, Inc. #	1,904,850	23,400	CSX Corporation	937,170
8,280	Hospira, Inc. #	338,652	2,700	Cummins, Inc.	390,744
8,900	Humana, Inc. #	516,378	12,800	Danaher Corporation	914,560
10,500	IMS Health, Inc.	311,430	12,100	Deere & Company	1,314,544
155,140	Johnson & Johnson	9,348,736	11,000	Dover Corporation	536,910
13,000	King Pharmaceuticals, Inc. #	255,710	7,900	Eaton Corporation	660,124
6,600	Laboratory Corporation of		42,700	Emerson Electric Company	1,839,943
	America Holdings #*	479,358	6,700	Equifax, Inc.	244,215
4,100	Manor Care, Inc.	222,876	16,460	FedEx Corporation	1,768,298
15,742	McKesson Corporation	921,537	4,800	Fluor Corporation *	430,656
15,343	Medco Health Solutions, Inc. #	1,112,828	21,700	General Dynamics Corporation	1,657,880
12,700	MedImmune, Inc. #	462,153	551,200	General Electric Company ‡	19,490,432
61,700	Medtronic, Inc.	3,027,002	6,900	Goodrich Corporation	355,212
116,100	Merck & Company, Inc.	5,128,137	42,875	Honeywell International, Inc.	1,974,822
3,000	Millipore Corporation #*	217,410	22,100	Illinois Tool Works, Inc.	1,140,360
13,200	Mylan Laboratories, Inc.	279,048	16,500	Ingersoll-Rand Company	715,605
7,400	Patterson Companies, Inc. #	262,626	9,800	ITT Corporation	591,136
6,600	PerkinElmer, Inc.	159,852	6,700	L-3 Communications
379,853	Pfizer, Inc.	9,595,087		Holdings, Inc.	586,049
8,600	Quest Diagnostics, Inc.	428,882	19,000	Lockheed Martin Corporation	1,843,380
79,700	Schering-Plough Corporation	2,033,147	20,900	Masco Corporation	572,660
18,384	St. Jude Medical, Inc. #	691,422	6,800	Monster Worldwide, Inc. #	322,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

76

Large Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Industrials — continued			7,400	Convergys Corporation #	$188,034
21,200	Norfolk Southern Corporation	$1,072,720	84,100	Corning, Inc. #	1,912,434
18,698	Northrop Grumman Corporation	1,387,766	121,700	Dell, Inc. #	2,824,657
13,225	PACCAR, Inc.	970,715	60,900	eBay, Inc. #	2,018,835
6,600	Pall Corporation	250,800	16,600	Electronic Arts, Inc. #	835,976
6,250	Parker-Hannifin Corporation	539,438	27,500	Electronic Data Systems
11,900	Pitney Bowes, Inc.	540,141		Corporation	761,200
11,800	R.R. Donnelley & Sons Company	431,762	112,986	EMC Corporation #	1,564,856
23,900	Raytheon Company	1,253,794	8,800	Fidelity National Information
9,100	Robert Half International, Inc.	336,791		Services, Inc.	400,048
8,900	Rockwell Automation, Inc.	532,843	40,280	First Data Corporation	1,083,532
9,200	Rockwell Collins, Inc.	615,756	9,200	Fiserv, Inc. #	488,152
3,400	Ryder System, Inc.	167,756	11,600	Google, Inc. #	5,314,656
42,200	Southwest Airlines Company	620,340	143,486	Hewlett-Packard Company	5,759,528
5,600	Terex Corporation #	401,856	309,100	Intel Corporation	5,913,083
6,800	Textron, Inc.	610,640	80,700	International Business
105,907	Tyco International, Ltd.	3,341,366		Machines Corporation	7,606,782
14,500	Union Pacific Corporation	1,472,475	18,300	Intuit, Inc. #	500,688
57,100	United Parcel Service, Inc.	4,002,710	10,000	Jabil Circuit, Inc.	214,100
53,300	United Technologies Corporation	3,464,500	11,262	JDS Uniphase Corporation #*	171,520
3,900	W.W. Grainger, Inc.	301,236	30,500	Juniper Networks, Inc. #	600,240
28,499	Waste Management, Inc.	980,651	10,700	KLA-Tencor Corporation	570,524

	Total Industrials	74,342,662	5,100	Lexmark International, Inc. #*	298,146

			16,100	Linear Technology Corporation	508,599
Information Technology (14.6%)			41,700	LSI Corporation #*	435,348
6,485	ADC Telecommunications, Inc. #	108,559	17,200	Maxim Integrated Products, Inc.	505,680
31,500	Adobe Systems, Inc. #‡	1,313,550	40,400	Micron Technology, Inc. #	488,032
29,700	Advanced Micro Devices, Inc. #*	387,882	461,900	Microsoft Corporation	12,873,153
5,500	Affiliated Computer Services, Inc. #	323,840	7,800	Molex, Inc.	219,960
21,615	Agilent Technologies, Inc. #	728,209	128,090	Motorola, Inc.	2,263,350
19,200	Altera Corporation #	383,808	15,200	National Semiconductor
17,800	Analog Devices, Inc.	613,922		Corporation	366,928
46,200	Apple Computer, Inc. #	4,292,442	9,500	NCR Corporation #	453,815
74,800	Applied Materials, Inc.	1,370,336	19,800	Network Appliance, Inc. #	723,096
12,400	Autodesk, Inc. #	466,240	18,100	Novell, Inc. #	130,682
29,500	Automatic Data Processing, Inc.	1,427,800	6,900	Novellus Systems, Inc. #	220,938
24,276	Avaya, Inc. #	286,700	19,000	NVIDIA Corporation #	546,820
10,900	BMC Software, Inc. #	335,611	213,837	Oracle Corporation #	3,876,865
25,200	Broadcom Corporation #	808,164	18,100	Paychex, Inc.	685,447
22,012	CA, Inc.	570,331	11,400	PMC-Sierra, Inc. #*	79,914
4,757	CIENA Corporation #*	132,958	8,700	QLogic Corporation #	147,900
323,800	Cisco Systems, Inc. #	8,266,614	88,800	QUALCOMM, Inc.	3,788,208
9,600	Citrix Systems, Inc. #	307,488	7,249	Sabre Holdings Corporation	237,405
7,700	Cognizant Technology		12,100	SanDisk Corporation #	529,980
	Solutions Corporation #	679,679	28,500	Sanmina-SCI Corporation #	103,170
9,300	Computer Sciences Corporation #	484,809	48,500	Solectron Corporation #	152,775
17,400	Compuware Corporation #	165,126	193,000	Sun Microsystems, Inc. #	1,159,930

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

77

Large Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Information Technology — continued			5,000	Vulcan Materials Company	$582,400
49,524	Symantec Corporation #	$856,765	11,300	Weyerhaeuser Company	844,562

4,400	Tektronix, Inc.	123,904		Total Materials	20,970,294

23,400	Tellabs, Inc. #	231,660
10,200	Teradyne, Inc. #	168,708	Telecommunications Services (3.6%)
77,300	Texas Instruments, Inc.	2,326,730	19,300	ALLTEL Corporation	1,196,600
18,600	Unisys Corporation #	156,798	334,739	AT&T, Inc. ‡	13,198,759
13,100	VeriSign, Inc. #	329,072	6,000	CenturyTel, Inc.	271,140
41,380	Western Union Company	908,291	18,200	Citizens Communications
50,800	Xerox Corporation #	858,012		Company	272,090
17,700	Xilinx, Inc.	455,421	8,101	Embarq Corporation	456,491
65,400	Yahoo!, Inc. #	2,046,366	84,072	Qwest Communications

	Total Information			International, Inc. #*	755,807
	Technology	101,440,781	155,520	Sprint Nextel Corporation	2,948,659

			155,996	Verizon Communications, Inc.	5,915,368
Materials (3.0%)			25,607	Windstream Corporation	376,167

11,700	Air Products and Chemicals, Inc.	864,513		Total Telecommunications
46,564	Alcoa, Inc.	1,578,520		Services	25,391,081

5,369	Allegheny Technologies, Inc.	572,819
3,000	Ashland, Inc.	196,800	Utilities (3.6%)
5,600	Ball Corporation	256,760	35,600	AES Corporation #	766,112
5,800	Bemis Company, Inc.	193,662	8,900	Allegheny Energy, Inc. #	437,346
51,393	Dow Chemical Company	2,356,883	11,100	Ameren Corporation	558,330
49,511	E.I. du Pont de Nemours		21,360	American Electric Power
	and Company	2,447,329		Company, Inc.	1,041,300
4,600	Eastman Chemical Company	291,318	17,173	CenterPoint Energy, Inc.	308,084
9,600	Ecolab, Inc.	412,800	12,000	CMS Energy Corporation	213,600
19,997	Freeport-McMoRan Copper &		13,900	Consolidated Edison, Inc.	709,734
	Gold, Inc.	1,323,588	9,600	Constellation Energy
6,400	Hercules, Inc. #	125,056		Group, Inc.	834,720
4,200	International Flavors &		18,647	Dominion Resources, Inc.	1,655,294
	Fragrances, Inc.	198,324	9,500	DTE Energy Company	455,050
24,171	International Paper Company	879,824	67,308	Duke Energy Corporation	1,365,679
9,981	MeadWestvaco Corporation	307,814	20,204	Dynegy, Inc. #	187,089
29,078	Monsanto Company	1,598,127	17,500	Edison International, Inc.	859,775
24,148	Newmont Mining Corporation	1,013,975	10,700	Entergy Corporation	1,122,644
16,100	Nucor Corporation	1,048,593	35,924	Exelon Corporation	2,468,338
7,200	Pactiv Corporation #	242,928	17,200	FirstEnergy Corporation	1,139,328
8,800	PPG Industries, Inc.	618,728	21,700	FPL Group, Inc.	1,327,389
17,100	Praxair, Inc.	1,076,616	4,215	Integrys Energy Group, Inc. *	233,975
7,813	Rohm and Haas Company	404,088	9,500	KeySpan Corporation	390,925
8,552	Sealed Air Corporation	270,243	2,600	Nicor, Inc. *	125,892
7,100	Sigma-Aldrich Corporation	294,792	14,709	NiSource, Inc.	359,488
5,600	Temple-Inland, Inc.	334,544	18,900	PG&E Corporation	912,303
6,400	United States Steel Corporation	634,688	5,400	Pinnacle West Capital Corporation	260,550
			20,700	PPL Corporation	846,630

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

78

Large Cap Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (97.9%)	Value		Shares	Common Stock (97.9%)		Value

Utilities — continued				11,300	TECO Energy, Inc.		$194,473
13,820	Progress Energy, Inc.	$697,081		24,534	TXU Corporation		1,572,629
13,500	Public Service Enterprise			21,905	Xcel Energy, Inc. *		540,834

	Group, Inc.	1,121,040			Total Utilities		25,468,322

4,800	Questar Corporation	428,208

14,175	Sempra Energy	864,817			Total Common Stock
40,100	Southern Company	1,469,665			(cost $519,454,159)		681,409,901

					Interest	Maturity
Shares	Collateral Held for Securities Loaned (1.9%)				Rate (+)	Date	Value

13,177,616	Thrivent Financial Securities Lending Trust				5.350%	N/A	$13,177,616

		Total Collateral Held for Securities Loaned
		(cost $13,177,616)					13,177,616

Shares or
Principal					Interest	Maturity
Amount	Short-Term Investments (0.5%)				Rate (+)	Date	Value

$1,100,000	Federal National Mortgage Association ‡				5.080%	7/16/2007	$1,083,701
2,211,964	Thrivent Money Market Portfolio				5.050	N/A	2,211,964

		Total Short-Term Investments (cost $3,295,355)					3,295,665

		Total Investments (cost $535,927,130) 100.3%					$697,883,182

		Other Assets and Liabilities, Net (0.3%)					(2,017,347)

		Total Net Assets 100.0%					$695,865,835

			Number of		Notional
			Contracts	Expiration	Principal		Unrealized
Futures			Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Index Futures			40	June 2007	$14,278,825	$14,312,000	$33,175

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At March 30, 2007, $1,083,701 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $18,330,288 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$218,946,871
Gross unrealized depreciation	(56,990,819)

Net unrealized appreciation (depreciation)	$161,956,052
Cost for federal income tax purposes	$535,927,130

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

79

Real Estate Securities Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (98.2%)	Value	Shares	Common Stock (98.2%)	Value

Consumer Discretionary (2.9%)			5,000	Healthcare Realty Trust, Inc. *	$186,500
93,500	Hilton Hotels Corporation *	$3,362,260	60,000	Highwoods Properties, Inc.	2,369,400
109,400	Starwood Hotels & Resorts		35,000	Home Properties, Inc.	1,848,350
	Worldwide, Inc.	7,094,590	23,000	Hospitality Properties Trust *	1,076,400

	Total Consumer		560,856	Host Marriott Corporation *	14,756,121
	Discretionary	10,456,850	15,000	Inland Real Estate Corporation *	275,100

			38,000	iStar Financial, Inc. *	1,779,540
Financials (95.3%)			31,500	Kilroy Realty Corporation	2,323,125
51,700	Alexandria Real Estate		239,528	Kimco Realty Corporation	11,674,595
	Equities, Inc. *	5,189,129	25,000	Land Securities Group plc	1,056,469
110,000	AMB Property Corporation	6,466,900	52,138	LaSalle Hotel Properties	2,417,118
74,000	Apartment Investment &		57,200	Liberty Property Trust *	2,786,784
	Management Company	4,269,060	87,000	Macerich Company	8,035,320
228,607	Archstone-Smith Trust	12,408,788	56,500	Mack-Cali Realty Corporation	2,691,095
100,000	Avalonbay Communities, Inc.	13,000,000	47,200	Maguire Properties, Inc.	1,678,432
61,500	BioMed Realty Trust, Inc.	1,617,450	30,000	Medical Properties Trust, Inc. *	440,700
135,000	Boston Properties, Inc.	15,849,000	16,000	Mitsubishi Estate Company, Ltd.	523,264
104,300	Brandywine Realty Trust	3,484,663	40,000	Mitsui Fudosan Company, Ltd.	1,169,334
55,700	BRE Properties, Inc. *	3,517,455	70,000	Nationwide Health
35,000	British Land Company plc	1,055,661		Properties, Inc. *	2,188,200
177,900	Brookfield Properties Corporation	7,169,370	35,000	New Plan Excel Realty
72,600	Camden Property Trust	5,104,506		Trust, Inc. *	1,156,050
50,000	CBL & Associates		32,700	Post Properties, Inc. *	1,495,371
	Properties, Inc. *	2,242,000	285,000	ProLogis Trust	18,505,050
89,200	Corporate Office		138,460	Public Storage, Inc.	13,108,008
	Properties Trust *	4,074,656	101,800	Regency Centers Corporation	8,505,390
116,200	Developers Diversified		54,000	Senior Housing Property Trust *	1,290,600
	Realty Corporation *	7,308,980	250,000	Simon Property Group, Inc.	27,812,502
30,000	DiamondRock		83,694	SL Green Realty Corporation	11,481,074
	Hospitality Company	570,000	251,087	SPDR DJ Wilshire
40,600	Digital Realty Trust, Inc.	1,619,940		International Real Estate ETF	16,948,372
61,600	Douglas Emmett, Inc.	1,572,648	31,600	Strategic Hotel Capital, Inc. *	722,692
75,000	Duke Realty Corporation *	3,260,250	54,000	Sun Hung Kai Properties, Ltd.	624,052
28,000	EastGroup Properties, Inc.	1,428,840	60,000	Sunstone Hotel Investors, Inc.	1,635,600
9,600	Entertainment Properties Trust	578,400	20,000	Tanger Factory Outlet
32,500	Equity Lifestyle Properties, Inc.	1,755,325		Centers, Inc. *	807,800
275,000	Equity Residential REIT	13,263,250	57,100	Taubman Centers, Inc.	3,311,229
41,400	Essex Property Trust, Inc. *	5,360,472	150,000	UDR, Inc. *	4,593,000
57,400	Extra Space Storage, Inc. *	1,087,156	45,000	U-Store-It Trust	905,400
70,500	Federal Realty Investment Trust	6,388,710	110,000	Ventas, Inc.	4,634,300
35,000	Forest City Enterprises *	2,316,300	135,100	Vornado Realty Trust	16,122,834
219,800	General Growth		45,000	Weingarten Realty Investors *	2,140,200
	Properties, Inc. *	14,192,486	100,000	Westfield Group	1,661,761

95,000	GPT Group	379,377		Total Financials	347,523,673

77,300	Health Care Property

	Investors, Inc.	2,785,119		Total Common Stock
33,500	Health Care REIT, Inc.	1,470,650		(cost $247,325,709)	357,980,523

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

80

Real Estate Securities Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (11.1%)	Rate (+)	Date	Value

40,445,016	Thrivent Financial Securities Lending Trust	5.350%	N/A	$40,445,016

	Total Collateral Held for Securities Loaned
	(cost $40,445,016)			40,445,016

		Interest	Maturity
Shares	Short-Term Investments (1.5%)	Rate (+)	Date	Value

5,627,788	Thrivent Money Market Portfolio	5.050%	N/A	$5,627,788

	Total Short-Term Investments (at amortized cost)			5,627,788

	Total Investments (cost $293,398,513) 110.8%			$404,053,327

	Other Assets and Liabilities, Net (10.8%)			(39,261,119)

	Total Net Assets 100.0%			$364,792,208

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$111,075,697
Gross unrealized depreciation	(420,883)

Net unrealized appreciation (depreciation)	$110,654,814
Cost for federal income tax purposes	$293,398,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

81

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (63.6%)	Value	Shares	Common Stock (63.6%)	Value

Consumer Discretionary (6.7%)			9,000	International Game Technology	$363,420
2,400	Abercrombie & Fitch Company	$181,632	12,500	Interpublic Group of
8,300	Amazon.com, Inc. #*	330,257		Companies, Inc. #*	153,875
3,700	Apollo Group, Inc. #	162,430	6,000	J.C. Penney Company, Inc.
4,100	AutoNation, Inc. #	87,084		(Holding Company)	492,960
1,400	AutoZone, Inc. #	179,396	5,200	Johnson Controls, Inc.	492,024
7,600	Bed Bath & Beyond, Inc. #	305,292	3,000	Jones Apparel Group, Inc.	92,190
10,875	Best Buy Company, Inc.	529,830	2,100	KB Home *	89,607
2,900	Big Lots, Inc. #*	90,712	8,800	Kohl’s Corporation #±	674,168
1,800	Black & Decker Corporation	146,916	4,900	Leggett & Platt, Inc. *	111,083
2,500	Brunswick Corporation	79,625	3,700	Lennar Corporation	156,177
11,900	Carnival Corporation	557,634	9,162	Limited Brands, Inc.	238,762
19,762	CBS Corporation	604,520	2,800	Liz Claiborne, Inc.	119,980
3,200	Centex Corporation *	133,696	40,800	Lowe’s Companies, Inc.	1,284,792
3,800	Circuit City Stores, Inc.	70,414	8,900	Marriott International, Inc.	435,744
13,300	Clear Channel		10,525	Mattel, Inc.	290,174
	Communications, Inc. *	466,032	32,300	McDonald’s Corporation	1,455,115
9,900	Coach, Inc. #±	495,495	9,500	McGraw-Hill Companies, Inc.	597,360
83,465	Comcast Corporation #	2,165,917	1,100	Meredith Corporation	63,129
7,300	D.R. Horton, Inc. ±	160,600	4,000	New York Times Company *	94,040
3,900	Darden Restaurants, Inc.	160,641	7,526	Newell Rubbermaid, Inc.	233,983
1,700	Dillard’s, Inc. *	55,641	63,000	News Corporation	1,456,560
20,800	DIRECTV Group, Inc. #	479,856	5,000	NIKE, Inc.	531,300
8,322	Dollar General Corporation	176,010	6,100	Nordstrom, Inc.	322,934
1,900	Dow Jones & Company, Inc. *	65,493	7,400	Office Depot, Inc. #	260,036
2,300	E.W. Scripps Company *	102,764	2,000	OfficeMax, Inc.	105,480
7,700	Eastman Kodak Company *	173,712	4,400	Omnicom Group, Inc.	450,472
4,100	Family Dollar Stores, Inc.	121,442	1,700	Polo Ralph Lauren Corporation	149,855
14,100	Federated Department		5,700	Pulte Homes, Inc. *	150,822
	Stores, Inc.	635,205	3,700	RadioShack Corporation *	100,011
50,800	Ford Motor Company *	400,812	2,280	Sears Holdings Corporation #*	410,765
4,100	Fortune Brands, Inc.	323,162	3,000	Sherwin-Williams Company	198,120
6,400	Gannett Company, Inc.	360,256	1,600	Snap-On, Inc.	76,960
14,100	Gap, Inc.	242,661	2,300	Stanley Works *	127,328
15,100	General Motors Corporation *	462,664	19,300	Staples, Inc. ‡	498,712
4,700	Genuine Parts Company	230,300	20,200	Starbucks Corporation #‡	633,472
4,800	Goodyear Tire & Rubber		5,700	Starwood Hotels & Resorts
	Company #*	149,712		Worldwide, Inc.	369,645
8,700	H&R Block, Inc. *	183,048	23,000	Target Corporation	1,362,980
7,000	Harley-Davidson, Inc.	411,250	3,600	Tiffany & Company	163,728
1,800	Harman International		102,450	Time Warner, Inc.	2,020,314
	Industries, Inc.	172,944	12,200	TJX Companies, Inc.	328,912
5,000	Harrah’s Entertainment, Inc.	422,250	4,800	Tribune Company *	154,128
4,400	Hasbro, Inc. ±	125,928	2,500	VF Corporation	206,550
10,400	Hilton Hotels Corporation	373,984	18,662	Viacom, Inc. #	767,195
54,800	Home Depot, Inc.	2,013,352	54,987	Walt Disney Company ±	1,893,202
5,900	IAC InterActiveCorp #*	222,489	2,400	Wendy’s International, Inc. *	75,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

82

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (63.6%)	Value	Shares	Common Stock (63.6%)	Value

Consumer Discretionary — continued			3,800	Whole Foods Market, Inc. *	$170,430
2,059	Whirlpool Corporation *	$174,813	5,925	William Wrigley Jr. Company	301,760

5,032	Wyndham Worldwide			Total Consumer Staples	32,682,587

	Corporation #	171,843
7,160	Yum! Brands, Inc.	413,562	Energy (6.4%)

	Total Consumer		12,436	Anadarko Petroleum Corporation	534,499
	Discretionary	35,826,460	8,868	Apache Corporation	626,968

			8,520	Baker Hughes, Inc.	563,428
Consumer Staples (6.1%)			7,800	BJ Services Company	217,620
56,300	Altria Group, Inc. ±	4,943,703	11,100	Chesapeake Energy Corporation *	342,768
20,500	Anheuser-Busch Companies, Inc. ±	1,034,430	57,874	Chevron Corporation ±	4,280,361
17,541	Archer-Daniels-Midland Company	643,755	44,082	ConocoPhillips	3,013,005
11,800	Avon Products, Inc. ±	439,668	4,900	CONSOL Energy, Inc.	191,737
2,300	Brown-Forman Corporation *	150,788	11,900	Devon Energy Corporation ±	823,718
5,900	Campbell Soup Company	229,805	18,786	El Paso Corporation	271,833
4,200	Clorox Company	267,498	4,000	ENSCO International, Inc.	217,600
54,100	Coca-Cola Company ±	2,596,800	6,500	EOG Resources, Inc.	463,710
7,600	Coca-Cola Enterprises, Inc.	153,900	152,872	Exxon Mobil Corporation ±	11,534,192
13,700	Colgate-Palmolive Company	915,023	26,800	Halliburton Company	850,632
13,600	ConAgra Foods, Inc.	338,776	7,200	Hess Corporation	399,384
5,700	Constellation Brands, Inc. #	120,726	3,000	Kinder Morgan, Inc.	319,350
12,200	Costco Wholesale Corporation	656,848	9,261	Marathon Oil Corporation	915,265
41,405	CVS/Caremark Corporation	1,413,567	5,100	Murphy Oil Corporation	272,340
3,500	Dean Foods Company #*	163,590	7,400	Nabors Industries, Ltd. #	219,558
3,200	Estee Lauder Companies, Inc. *	156,320	4,700	National Oilwell Varco, Inc. #	365,613
9,200	General Mills, Inc.	535,624	3,600	Noble Corporation	283,248
8,750	H.J. Heinz Company	412,300	22,500	Occidental Petroleum Corporation	1,109,475
4,700	Hershey Company *	256,902	7,100	Peabody Energy Corporation	285,704
6,900	Kellogg Company	354,867	3,100	Rowan Companies, Inc.	100,657
12,180	Kimberly-Clark Corporation	834,208	31,600	Schlumberger, Ltd. ‡	2,183,560
19,100	Kroger Company	539,575	5,400	Smith International, Inc. *	259,470
3,500	McCormick & Company, Inc.	134,820	16,821	Spectra Energy Corporation	441,888
1,300	Molson Coors Brewing Company	123,006	3,300	Sunoco, Inc.	232,452
3,600	Pepsi Bottling Group, Inc.	114,804	7,836	Transocean, Inc. #	640,201
43,920	PepsiCo, Inc.	2,791,555	16,200	Valero Energy Corporation	1,044,738
84,692	Procter & Gamble Company	5,349,147	9,000	Weatherford International, Ltd. #	405,900
4,600	Reynolds American, Inc. *	287,086	16,000	Williams Companies, Inc.	455,360
11,800	Safeway, Inc. ‡	432,352	9,800	XTO Energy, Inc.	537,138

19,700	Sara Lee Corporation ‡	333,324		Total Energy	34,403,372

5,569	SUPERVALU, Inc. *	217,581
16,500	SYSCO Corporation	558,195	Financials (13.7%)
6,800	Tyson Foods, Inc. *	131,988	8,700	ACE, Ltd.	496,422
4,300	UST, Inc. *	249,314	13,200	AFLAC, Inc. ±	621,192
26,800	Walgreen Company	1,229,852	16,696	Allstate Corporation ±	1,002,762
66,000	Wal-Mart Stores, Inc. ±	3,098,700	2,950	Ambac Financial Group, Inc.	254,850
			32,000	American Express Company	1,804,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

83

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (63.6%)	Value	Shares	Common Stock (63.6%)	Value

Financials — continued			93,198	J.P. Morgan Chase & Company	$4,508,919
69,802	American International		5,100	Janus Capital Group, Inc. *	106,641
	Group, Inc. ±	$4,692,090	10,700	KeyCorp	400,929
6,440	Ameriprise Financial, Inc.	367,982	6,200	Kimco Realty Corporation	302,188
7,950	Aon Corporation ±	301,782	3,600	Legg Mason, Inc.	339,156
2,700	Apartment Investment &		14,100	Lehman Brothers Holdings, Inc.	987,987
	Management Company	155,763	7,411	Lincoln National Corporation	502,401
6,000	Archstone-Smith Trust	325,680	12,200	Loews Corporation	554,246
2,200	Avalonbay Communities, Inc.	286,000	2,200	M&T Bank Corporation	254,826
120,107	Bank of America Corporation ±	6,127,859	14,800	Marsh & McLennan
20,400	Bank of New York Company, Inc.	827,220		Companies, Inc.	433,492
14,500	BB&T Corporation	594,790	7,000	Marshall & Ilsley Corporation *	324,170
3,178	Bear Stearns Companies, Inc.	477,812	3,700	MBIA, Inc.	242,313
3,100	Boston Properties, Inc.	363,940	11,100	Mellon Financial Corporation	478,854
10,965	Capital One Financial Corporation	827,419	23,700	Merrill Lynch & Company, Inc.	1,935,579
5,000	CB Richard Ellis Group, Inc. #	170,900	20,300	MetLife, Inc.	1,281,945
27,525	Charles Schwab Corporation	503,432	2,400	MGIC Investment Corporation *	141,408
900	Chicago Mercantile Exchange		6,200	Moody’s Corporation	384,772
	Holdings, Inc.	479,214	28,590	Morgan Stanley	2,251,748
10,900	Chubb Corporation ±	563,203	16,000	National City Corporation	596,000
4,751	Cincinnati Financial Corporation	201,442	5,100	Northern Trust Corporation ±	306,714
5,100	CIT Group, Inc. ±	269,892	4,900	Plum Creek Timber Company, Inc.	193,158
131,589	Citigroup, Inc.	6,755,779	9,200	PNC Financial Services
4,400	Comerica, Inc.	260,128		Group, Inc.	662,121
5,100	Commerce Bancorp, Inc. *	170,238	7,100	Principal Financial Group, Inc.	425,077
3,600	Compass Bancshares, Inc.	247,680	19,900	Progressive Corporation	434,218
15,798	Countrywide Financial Corporation	531,445	6,800	ProLogis Trust	441,524
3,400	Developers Diversified Realty		12,500	Prudential Financial, Inc.	1,128,250
	Corporation	213,860	3,300	Public Storage, Inc.	312,411
11,400	E*TRADE Financial Corporation #	241,908	5,790	Realogy Corporation #*	171,442
7,800	Equity Residential REIT	376,194	19,600	Regions Financial Corporation	693,252
18,600	Federal Home Loan Mortgage		2,900	SAFECO Corporation	192,647
	Corporation	1,106,514	5,900	Simon Property Group, Inc.	656,375
26,000	Federal National Mortgage		11,000	SLM Corporation	449,900
	Association	1,419,080	9,880	Sovereign Bancorp, Inc. *	251,347
2,400	Federated Investors, Inc.	88,128	8,900	State Street Corporation	576,275
14,916	Fifth Third Bancorp *	577,100	9,500	SunTrust Banks, Inc.	788,880
3,400	First Horizon National		8,850	Synovus Financial Corporation	286,209
	Corporation *	141,202	7,100	T. Rowe Price Group, Inc.	335,049
4,400	Franklin Resources, Inc.	531,652	2,700	Torchmark Corporation	177,093
11,800	Genworth Financial, Inc.	412,292	18,125	Travelers Companies, Inc.	938,331
11,000	Goldman Sachs Group, Inc.	2,272,930	47,521	U.S. Bancorp ±	1,661,809
8,600	Hartford Financial Services		9,258	UnumProvident Corporation	213,212
	Group, Inc.	821,988	3,500	Vornado Realty Trust	417,690
14,200	Host Marriott Corporation	373,602	51,123	Wachovia Corporation	2,814,321
13,300	Hudson City Bancorp, Inc.	181,944	23,781	Washington Mutual, Inc.	960,277
6,516	Huntington Bancshares, Inc. *	142,375	90,720	Wells Fargo & Company	3,123,490

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

84

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (63.6%)	Value	Shares	Common Stock (63.6%)	Value

Financials — continued			3,400	PerkinElmer, Inc.	$82,348
4,800	XL Capital, Ltd.	$335,808	190,251	Pfizer, Inc.	4,805,740
3,000	Zions Bancorporation	253,560	4,300	Quest Diagnostics, Inc.	214,441

	Total Financials	73,810,499	39,900	Schering-Plough Corporation ‡	1,017,849

			9,180	St. Jude Medical, Inc. #	345,260
Health Care (7.5%)			8,000	Stryker Corporation	530,560
41,400	Abbott Laboratories ±	2,310,120	12,650	Tenet Healthcare Corporation #*	81,340
13,956	Aetna, Inc.	611,133	11,200	Thermo Electron Corporation #	523,600
4,100	Allergan, Inc.	454,362	36,300	UnitedHealth Group, Inc.	1,922,811
5,000	AmerisourceBergen Corporation	263,750	3,400	Varian Medical Systems, Inc. #	162,146
31,352	Amgen, Inc. #	1,751,950	2,800	Waters Corporation #	162,400
4,900	Applera Corporation (Applied		2,800	Watson Pharmaceuticals, Inc. #	74,004
	Biosystems Group)	144,893	16,500	WellPoint, Inc. #	1,338,150
2,800	Barr Pharmaceuticals, Inc. #	129,780	36,100	Wyeth	1,806,083
1,600	Bausch & Lomb, Inc. *	81,856	6,290	Zimmer Holdings, Inc. #	537,229

17,500	Baxter International, Inc.	921,725		Total Health Care	40,570,682

6,500	Becton, Dickinson and Company	499,785
9,130	Biogen Idec, Inc. #	405,189	Industrials (6.9%)
6,550	Biomet, Inc.	278,310	19,700	3M Company	1,505,671
31,750	Boston Scientific Corporation #	461,645	6,900	Allied Waste Industries, Inc. #	86,871
54,200	Bristol-Myers Squibb Company	1,504,592	4,600	American Standard
2,700	C.R. Bard, Inc.	214,677		Companies, Inc.	243,892
10,775	Cardinal Health, Inc. ±	786,036	2,500	Avery Dennison Corporation	160,650
10,100	Celgene Corporation #	529,846	21,128	Boeing Company ±	1,878,490
2,700	CIGNA Corporation	385,182	9,692	Burlington Northern Santa Fe
4,250	Coventry Health Care, Inc. #	238,212		Corporation	779,528
26,400	Eli Lilly and Company	1,417,944	4,600	C.H. Robinson Worldwide, Inc.	219,650
3,600	Express Scripts, Inc. #±	290,592	17,300	Caterpillar, Inc.	1,159,619
8,500	Forest Laboratories, Inc. #	437,240	3,700	Cintas Corporation	133,570
7,100	Genzyme Corporation #	426,142	5,100	Cooper Industries, Ltd.	229,449
12,400	Gilead Sciences, Inc. #	948,600	11,700	CSX Corporation	468,585
4,230	Hospira, Inc. #	173,007	1,400	Cummins, Inc.	202,608
4,500	Humana, Inc. #	261,090	6,400	Danaher Corporation	457,280
5,200	IMS Health, Inc.	154,232	6,000	Deere & Company	651,840
77,706	Johnson & Johnson	4,682,564	5,500	Dover Corporation	268,455
6,533	King Pharmaceuticals, Inc. #	128,504	3,900	Eaton Corporation	325,884
3,300	Laboratory Corporation of		21,400	Emerson Electric Company	922,126
	America Holdings #	239,679	3,400	Equifax, Inc. ±	123,930
2,100	Manor Care, Inc.	114,156	8,240	FedEx Corporation	885,223
7,880	McKesson Corporation	461,295	2,300	Fluor Corporation *	206,356
7,755	Medco Health Solutions, Inc. #	562,470	10,800	General Dynamics Corporation	825,120
6,300	MedImmune, Inc. #*	229,257	276,100	General Electric Company ‡	9,762,896
30,900	Medtronic, Inc.	1,515,954	3,400	Goodrich Corporation	175,032
58,100	Merck & Company, Inc.	2,566,277	21,437	Honeywell International, Inc.	987,388
1,600	Millipore Corporation #*	115,952	11,200	Illinois Tool Works, Inc.	577,920
6,500	Mylan Laboratories, Inc.	137,410	8,200	Ingersoll-Rand Company	355,634
3,700	Patterson Companies, Inc. #	131,313	5,000	ITT Corporation	301,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

85

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (63.6%)	Value	Shares	Common Stock (63.6%)	Value

Industrials — continued			4,800	Citrix Systems, Inc. #	$153,744
3,400	L-3 Communications		3,800	Cognizant Technology
	Holdings, Inc.	$297,398		Solutions Corporation #	335,426
9,600	Lockheed Martin Corporation	931,392	4,600	Computer Sciences Corporation #	239,798
10,500	Masco Corporation	287,700	8,800	Compuware Corporation #	83,512
3,500	Monster Worldwide, Inc. #	165,795	3,700	Convergys Corporation #	94,017
10,700	Norfolk Southern Corporation	541,420	42,100	Corning, Inc. #	957,354
9,306	Northrop Grumman Corporation	690,691	61,000	Dell, Inc. #±	1,415,810
6,600	PACCAR, Inc.	484,440	30,500	eBay, Inc. #	1,011,075
3,400	Pall Corporation	129,200	8,300	Electronic Arts, Inc. #±	417,988
3,200	Parker-Hannifin Corporation	276,192	13,800	Electronic Data Systems
6,100	Pitney Bowes, Inc.	276,879		Corporation	381,984
5,900	R.R. Donnelley & Sons Company	215,881	56,524	EMC Corporation #	782,857
11,900	Raytheon Company	624,274	4,300	Fidelity National Information
4,500	Robert Half International, Inc.	166,545		Services, Inc.	195,478
4,500	Rockwell Automation, Inc.	269,415	20,162	First Data Corporation	542,358
4,500	Rockwell Collins, Inc.	301,185	4,650	Fiserv, Inc. #	246,729
1,800	Ryder System, Inc.	88,812	5,800	Google, Inc. #	2,657,328
21,080	Southwest Airlines Company	309,876	71,861	Hewlett-Packard Company	2,884,501
2,800	Terex Corporation #	200,928	154,800	Intel Corporation	2,961,324
3,400	Textron, Inc.	305,320	40,400	International Business
53,163	Tyco International, Ltd.	1,677,293		Machines Corporation	3,808,104
7,300	Union Pacific Corporation	741,315	9,100	Intuit, Inc. #	248,976
28,700	United Parcel Service, Inc.	2,011,870	5,000	Jabil Circuit, Inc. *	107,050
26,800	United Technologies Corporation	1,742,000	5,600	JDS Uniphase Corporation #*	85,288
2,000	W.W. Grainger, Inc.	154,480	15,200	Juniper Networks, Inc. #	299,136
14,230	Waste Management, Inc.	489,654	5,300	KLA-Tencor Corporation *	282,596

	Total Industrials	37,275,222	2,600	Lexmark International, Inc. #*	151,996

			8,000	Linear Technology Corporation	252,720
Information Technology (9.5%)			21,200	LSI Corporation #*	221,328
3,128	ADC Telecommunications, Inc. #	52,363	8,600	Maxim Integrated Products, Inc.	252,840
15,800	Adobe Systems, Inc. #±	658,860	20,200	Micron Technology, Inc. #	244,016
14,900	Advanced Micro Devices, Inc. #*	194,594	231,400	Microsoft Corporation ±	6,449,118
2,700	Affiliated Computer Services, Inc. #	158,976	3,850	Molex, Inc.	108,570
10,863	Agilent Technologies, Inc. #	365,974	64,121	Motorola, Inc.	1,133,018
9,600	Altera Corporation #	191,904	7,700	National Semiconductor
8,900	Analog Devices, Inc.	306,961		Corporation	185,878
23,100	Apple Computer, Inc. #	2,146,221	4,800	NCR Corporation #	229,296
37,500	Applied Materials, Inc.	687,000	9,900	Network Appliance, Inc. #	361,548
6,200	Autodesk, Inc. #±	233,120	9,100	Novell, Inc. #	65,702
14,700	Automatic Data Processing, Inc.	711,480	3,300	Novellus Systems, Inc. #*	105,666
12,139	Avaya, Inc. #	143,362	9,600	NVIDIA Corporation #	276,288
5,400	BMC Software, Inc. #±	166,266	107,159	Oracle Corporation #	1,942,793
12,650	Broadcom Corporation #	405,686	9,150	Paychex, Inc.	346,510
11,075	CA, Inc. *	286,953	5,700	PMC-Sierra, Inc. #*	39,957
2,314	CIENA Corporation #*	64,676	4,400	QLogic Corporation #	74,800
162,200	Cisco Systems, Inc. #±	4,140,966	44,400	QUALCOMM, Inc.	1,894,104

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

86

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (63.6%)	Value	Shares	Common Stock (63.6%)	Value

Information Technology — continued			3,600	Sigma-Aldrich Corporation	$149,472
3,685	Sabre Holdings Corporation	$120,684	2,800	Temple-Inland, Inc.	167,272
6,100	SanDisk Corporation #*	267,180	3,200	United States Steel Corporation	317,344
14,300	Sanmina-SCI Corporation #‡	51,766	2,600	Vulcan Materials Company *	302,848
24,400	Solectron Corporation #	76,860	5,600	Weyerhaeuser Company	418,544

96,700	Sun Microsystems, Inc. #	581,167		Total Materials	10,556,784

24,772	Symantec Corporation #	428,556
2,200	Tektronix, Inc.	61,952	Telecommunications Services (2.4%)
11,800	Tellabs, Inc. #	116,820	9,600	ALLTEL Corporation	595,200
5,100	Teradyne, Inc. #	84,354	167,679	AT&T, Inc. ±	6,611,583
38,700	Texas Instruments, Inc.	1,164,870	3,050	CenturyTel, Inc.	137,830
9,300	Unisys Corporation #	78,399	9,200	Citizens Communications
6,500	VeriSign, Inc. #	163,280		Company *	137,540
20,662	Western Union Company	453,531	3,998	Embarq Corporation	225,313
25,400	Xerox Corporation #	429,006	42,118	Qwest Communications
8,900	Xilinx, Inc.	228,997		International, Inc. #*	378,641
32,700	Yahoo!, Inc. #	1,023,183	77,869	Sprint Nextel Corporation ‡	1,476,396

	Total Information		78,070	Verizon Communications, Inc.	2,960,414
	Technology	50,774,548	12,717	Windstream Corporation	186,813

				Total Telecommunications
Materials (2.0%)				Services	12,709,730

5,900	Air Products and Chemicals, Inc.	435,951
23,264	Alcoa, Inc.	788,650	Utilities (2.4%)
2,681	Allegheny Technologies, Inc.	286,036	17,800	AES Corporation #	383,056
1,500	Ashland, Inc.	98,400	4,500	Allegheny Energy, Inc. #	221,130
2,900	Ball Corporation ±	132,965	5,700	Ameren Corporation	286,710
3,000	Bemis Company, Inc.	100,170	10,640	American Electric Power
25,677	Dow Chemical Company ±	1,177,547		Company, Inc.	518,700
24,819	E.I. du Pont de Nemours		8,624	CenterPoint Energy, Inc. *	154,715
	and Company	1,226,803	6,100	CMS Energy Corporation	108,580
2,400	Eastman Chemical Company	151,992	7,000	Consolidated Edison, Inc.	357,420
4,900	Ecolab, Inc.	210,700	4,800	Constellation Energy Group, Inc.	417,360
10,245	Freeport-McMoRan Copper &		9,415	Dominion Resources, Inc.	835,770
	Gold, Inc.	678,103	4,900	DTE Energy Company	234,710
3,300	Hercules, Inc. #±	64,482	33,742	Duke Energy Corporation	684,625
2,200	International Flavors &		10,209	Dynegy, Inc. #	94,535
	Fragrances, Inc.	103,884	8,700	Edison International, Inc.	427,431
12,121	International Paper Company	441,204	5,300	Entergy Corporation ±	556,076
4,980	MeadWestvaco Corporation	153,583	17,974	Exelon Corporation ±	1,234,994
14,566	Monsanto Company	800,547	8,600	FirstEnergy Corporation	569,664
12,017	Newmont Mining Corporation	504,594	10,900	FPL Group, Inc.	666,753
8,000	Nucor Corporation	521,040	2,107	Integrys Energy Group, Inc. *	116,960
3,600	Pactiv Corporation #	121,464	4,800	KeySpan Corporation	197,520
4,500	PPG Industries, Inc.	316,395	1,300	Nicor, Inc. *	62,946
8,700	Praxair, Inc.	547,752	7,434	NiSource, Inc.	181,687
3,911	Rohm and Haas Company	202,277	9,400	PG&E Corporation	453,738
4,328	Sealed Air Corporation	136,765	2,800	Pinnacle West Capital Corporation	135,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

87

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (63.6%)	Value	Shares	Common Stock (63.6%)		Value

Utilities — continued			5,700	TECO Energy, Inc.		$98,097
10,300	PPL Corporation	$421,270	12,240	TXU Corporation		784,584
6,991	Progress Energy, Inc.	352,626	11,010	Xcel Energy, Inc. *		271,837

6,800	Public Service Enterprise			Total Utilities		12,776,413

	Group, Inc.	564,672

2,400	Questar Corporation	214,104		Total Common Stock
7,087	Sempra Energy	432,378		(cost $247,020,120)		341,386,297

20,100	Southern Company *	736,665

Principal				Interest	Maturity
Amount	Long-Term Fixed Income (41.1%)			Rate	Date	Value

Asset-Backed Securities (6.8%)
$2,000,000	Americredit Automobile Receivables Trust ±†			5.400%	4/6/2007	$1,999,990
2,000,000	Bear Stearns Asset-Backed Securities, Inc. †			5.560	4/25/2007	2,000,764
1,118,459	Bear Stearns Mortgage Funding Trust †			5.460	4/25/2007	1,117,955
537,825	California Infrastructure PG&E Company			6.480	12/26/2009	541,076
556,699	Countrywide Asset-Backed Certificates †			5.400	4/25/2007	556,663
2,000,000	Countrywide Asset-Backed Certificates			5.549	4/25/2036	1,994,940
750,000	Countrywide Home Loans Asset-Backed Securities			6.085	6/25/2021	760,538
2,000,000	Credit Based Asset Servicing and Securitization, LLC †			5.430	4/25/2007	1,998,910
1,000,000	Credit Based Asset Servicing and Securitization, LLC			5.501	12/25/2036	997,670
2,500,000	DaimlerChrysler Master Owner Trust †			5.370	4/15/2007	2,500,760
73,289	FBR Securitization Trust, LLC †			5.440	4/25/2007	73,282
517,272	First Franklin Mortgage Loan Asset-Backed Certificates †			5.420	4/25/2007	517,315
1,000,000	First Franklin Mortgage Loan Asset-Backed Certificates †			5.430	4/25/2007	999,787
933,151	First Horizon ABS Trust †			5.450	4/25/2007	932,390
1,520,734	First Horizon ABS Trust †			5.480	4/25/2007	1,519,508
1,500,000	Ford Credit Floor Plan Master Owner Trust †			5.500	4/15/2007	1,501,092
294,913	Fremont Home Loan Trust †			5.480	4/25/2007	294,935
2,000,000	GE Dealer Floorplan Master Note Trust †			5.360	4/20/2007	2,000,826
1,500,000	GMAC Mortgage Corporation Loan Trust †			5.390	4/25/2007	1,498,364
2,500,000	GMAC Mortgage Corporation Loan Trust ±†			5.410	4/25/2007	2,499,505
1,370,426	IndyMac Seconds Asset-Backed Trust †			5.490	4/25/2007	1,369,336
245,756	Massachusetts RRB Special Purpose Trust			3.780	9/15/2010	242,921
725,939	Master Asset-Backed Securities Trust †			5.400	4/25/2007	726,048
1,626,841	National Collegiate Student Loan Trust †			5.380	4/25/2007	1,627,934
220,994	Option One Mortgage Loan Trust †			5.480	4/25/2007	221,026
239,428	Popular ABS Mortgage Pass-Through Trust †			5.430	4/25/2007	239,431
675,381	Popular ABS Mortgage Pass-Through Trust †			5.450	4/25/2007	675,508
640,312	Residential Asset Securities Corporation †			5.400	4/25/2007	640,394
78,789	Residential Asset Securities Corporation †			5.430	4/25/2007	78,782
764,541	SLM Student Loan Trust †			5.370	4/25/2007	764,769
321,224	Specialty Underwriting and Residential Finance Trust †			5.440	4/25/2007	321,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

88

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.1%)	Rate	Date	Value

Asset-Backed Securities — continued
$2,000,000	Textron Financial Floorplan Master Note Trust †	5.440%	4/13/2007	$2,003,078
1,500,000	Wachovia Asset Securitization, Inc. †	5.460	4/25/2007	1,500,000

	Total Asset-Backed Securities			36,716,747

Basic Materials (0.2%)
250,000	Alcan, Inc.	5.000	6/1/2015	239,791
225,000	Alcan, Inc.	6.125	12/15/2033	218,786
550,000	Weyerhaeuser Company	6.750	3/15/2012	577,734

	Total Basic Materials			1,036,311

Capital Goods (0.4%)
350,000	Boeing Capital Corporation *	6.100	3/1/2011	363,259
225,000	Caterpillar, Inc.	4.500	6/15/2009	222,361
800,000	General Electric Company	5.000	2/1/2013	793,941
300,000	John Deere Capital Corporation	7.000	3/15/2012	324,259
225,000	Northrop Grumman Corporation	7.125	2/15/2011	240,620
225,000	United Technologies Corporation	6.050	6/1/2036	230,546

	Total Capital Goods			2,174,986

Commercial Mortgage-Backed Securities (5.1%)
1,000,000	Banc of America Commercial Mortgage, Inc.	5.118	7/11/2043	997,946
2,500,000	Bear Stearns Commercial Mortgage Securities, Inc. §	5.470	3/15/2022	2,500,000
400,000	Bear Stearns Commercial Mortgage Securities, Inc.	3.869	2/11/2041	391,198
1,985,731	Chase Mortgage Finance Corporation	4.579	2/25/2037	1,954,608
1,115,552	Citigroup Commercial Mortgage Trust †	5.390	4/15/2007	1,115,560
293,523	Commercial Mortgage Pass-Through Certificates †	5.420	4/15/2007	293,525
2,000,000	Commercial Mortgage Pass-Through Certificates †	5.450	4/15/2007	1,999,988
500,000	Credit Suisse First Boston Mortgage Securities Corporation	4.829	11/15/2037	485,111
2,000,000	Crown Castle International Corporation	5.245	11/15/2036	2,004,518
200,000	General Electric Commercial Mortgage Corporation	4.641	9/10/2013	195,498
1,500,000	GMAC Commercial Mortgage Securities, Inc.	4.547	12/10/2041	1,463,643
1,000,000	Greenwich Capital Commercial Funding Corporation	5.317	6/10/2036	1,003,255
400,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	4.654	1/12/2037	390,693
1,500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	5.336	5/15/2047	1,490,620
1,960,585	J.P. Morgan Mortgage Trust	5.012	7/25/2035	1,949,084
1,000,000	LB-UBS Commercial Mortgage Trust	3.086	5/15/2027	977,354
1,555,804	Merrill Lynch Mortgage Investors, Inc.	4.877	6/25/2035	1,548,907
1,572,857	Nationslink Funding Corporation	6.316	1/20/2031	1,591,329
1,828,938	Thornburg Mortgage Securities Trust †	5.410	4/25/2007	1,824,843
938,750	Thornburg Mortgage Securities Trust †	5.430	4/25/2007	938,052
935,391	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	908,446
1,499,240	Zuni Mortgage Loan Trust †	5.450	4/25/2007	1,497,719

	Total Commercial Mortgage-Backed Securities			27,521,897

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

89

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.1%)	Rate	Date	Value

Communications Services (1.4%)
$225,000	British Telecom plc	8.625%	12/15/2010	$251,158
225,000	British Telecom plc	9.125	12/15/2030	308,928
450,000	Cingular Wireless, Inc.	6.500	12/15/2011	474,079
200,000	Comcast Corporation	5.500	3/15/2011	202,188
500,000	Cox Communications, Inc.	7.750	11/1/2010	540,372
115,000	Cox Communications, Inc.	6.450	12/1/2036	115,747
225,000	Deutsche Telekom International Finance BV	8.000	6/15/2010	243,904
400,000	Deutsche Telekom International Finance BV	5.250	7/22/2013	394,702
225,000	France Telecom SA	7.750	3/1/2011	245,133
450,000	New Cingular Wireless Services, Inc. ±	7.875	3/1/2011	492,398
500,000	News America, Inc. *	4.750	3/15/2010	495,250
225,000	News America, Inc.	6.400	12/15/2035	223,802
500,000	SBC Communications, Inc.	5.875	2/1/2012	513,147
600,000	Sprint Capital Corporation	7.625	1/30/2011	645,077
450,000	Sprint Capital Corporation	6.900	5/1/2019	466,013
550,000	Telecom Italia Capital SA	5.250	11/15/2013	533,248
425,000	Tele-Communications, Inc. (TCI Group)	7.875	8/1/2013	475,914
1,000,000	Verizon Global Funding Corporation	7.250	12/1/2010	1,068,120

	Total Communications Services			7,689,180

Consumer Cyclical (0.5%)
650,000	AOL Time Warner, Inc. ±	6.875	5/1/2012	692,652
500,000	DaimlerChrysler North American Holdings Corporation	6.500	11/15/2013	526,584
500,000	Johnson Controls, Inc.	7.125	7/15/2017	549,078
450,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	541,661
500,000	Walt Disney Company *	5.625	9/15/2016	510,820

	Total Consumer Cyclical			2,820,795

Consumer Non-Cyclical (0.8%)
225,000	Boston Scientific Corporation	7.000	11/15/2035	218,228
800,000	Bunge Limited Finance Corporation	5.350	4/15/2014	771,278
425,000	Coca-Cola HBC Finance BV	5.125	9/17/2013	419,641
482,000	General Mills, Inc.	6.000	2/15/2012	498,557
250,000	GlaxoSmithKline Capital, Inc.	5.375	4/15/2034	240,860
500,000	Kraft Foods, Inc.	6.250	6/1/2012	519,552
500,000	Kroger Company	4.950	1/15/2015	471,556
500,000	WellPoint, Inc.	5.000	12/15/2014	485,184
450,000	Wyeth	6.000	2/15/2036	447,515

	Total Consumer Non-Cyclical			4,072,371

Energy (0.3%)
500,000	Burlington Resources, Inc.	6.500	12/1/2011	528,869
800,000	Conoco Funding Company	6.350	10/15/2011	840,312
250,000	PennzEnergy Company	10.125	11/15/2009	276,844

	Total Energy			1,646,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

90

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.1%)	Rate	Date	Value

Financials (3.1%)
$450,000	Allstate Corporation ±	5.000%	8/15/2014	$439,823
250,000	Associates Corporation of North America ±	6.250	11/1/2008	254,255
225,000	BAC Capital Trust XI	6.625	5/23/2036	238,081
675,000	Bank of America Corporation *	4.750	8/15/2013	655,516
1,350,000	Bank One Corporation ±	5.900	11/15/2011	1,387,329
700,000	BB&T Corporation	6.500	8/1/2011	734,992
900,000	BNP Paribas SA	5.186	6/29/2015	861,863
900,000	Capital One Financial Corporation	5.250	2/21/2017	858,678
650,000	CIT Group, Inc.	4.750	12/15/2010	639,987
650,000	Credit Suisse First Boston USA, Inc. *	3.875	1/15/2009	637,221
675,000	Goldman Sachs Group, Inc.	6.600	1/15/2012	712,557
425,000	Household Finance Corporation	4.750	5/15/2009	421,344
500,000	HSBC Finance Corporation	5.000	6/30/2015	481,160
650,000	Lehman Brothers Holdings, Inc.	3.950	11/10/2009	632,993
450,000	Merrill Lynch & Company, Inc.	5.000	2/3/2014	439,157
350,000	MetLife, Inc. *	5.000	6/15/2015	339,801
1,100,000	Morgan Stanley Dean Witter & Company	6.750	4/15/2011	1,163,442
1,500,000	Preferred Term Securities XXIII, Ltd. †	5.550	6/22/2007	1,499,766
425,000	ProLogis Trust	5.500	3/1/2013	429,311
500,000	Prudential Financial, Inc.	4.750	6/13/2015	476,122
225,000	Prudential Financial, Inc.	5.700	12/14/2036	215,372
400,000	Residential Capital Corporation	6.500	4/17/2013	396,202
450,000	Student Loan Marketing Corporation	4.000	1/15/2010	437,949
450,000	Union Planters Corporation	4.375	12/1/2010	440,331
425,000	Wachovia Bank NA *	4.875	2/1/2015	409,855
500,000	Washington Mutual Bank FA	5.500	1/15/2013	498,976
900,000	Wells Fargo & Company	4.200	1/15/2010	880,515

	Total Financials			16,582,598

Foreign (1.6%)
1,500,000	Canadian Government *	5.250	11/5/2008	1,509,396
300,000	Codelco, Inc. ±	6.375	11/30/2012	315,571
625,000	European Investment Bank	3.000	6/16/2008	610,459
450,000	Export-Import Bank of Korea	4.125	2/10/2009	441,639
1,200,000	Inter-American Development Bank	5.375	11/18/2008	1,209,136
1,000,000	Ontario Electricity Financial Corporation	7.450	3/31/2013	1,126,548
425,000	Pemex Project Funding Master Trust	9.125	10/13/2010	475,788
250,000	Petro-Canada, Ltd.	8.600	1/15/2010	276,006
500,000	Province of Newfoundland	8.650	10/22/2022	668,158
600,000	Province of Quebec	4.875	5/5/2014	593,081
750,000	Republic of Italy *	4.375	6/15/2013	723,298
900,000	United Mexican States *	5.625	1/15/2017	907,200

	Total Foreign			8,856,280

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

91

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.1%)	Rate	Date	Value

Mortgage-Backed Securities (11.8%)
$9,845	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500%	4/1/2009	$9,904
12,074	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.500	8/1/2010	12,321
3,614	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	11/1/2010	3,685
48,785	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	2/1/2011	49,744
35,236	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	5/1/2012	35,746
4,590	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	8.000	6/1/2012	4,787
11,399	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	8/1/2012	11,751
26,426	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	11/1/2012	27,061
15,732	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	8/1/2013	16,118
86,068	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	2/1/2014	87,655
131,825	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	5.500	4/1/2014	132,618
139,788	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	4/1/2014	142,390
56,424	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	6/1/2014	57,843
49,931	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.500	9/1/2014	51,691
1,369,857	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	5.500	12/1/2017	1,376,085
22,710	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	4/1/2024	23,301
58,771	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	9.000	11/1/2024	63,686
2,975	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	9.000	4/1/2025	3,222
4,825	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	9/1/2025	5,018
5,795	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.500	9/1/2025	6,221
19,076	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	1/1/2026	20,141
4,502	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	5/1/2026	4,626
11,896	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2026	12,374

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

92

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.1%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$26,321	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000%	7/1/2026	$26,738
1,372	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	7/1/2026	1,439
1,425	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	8/1/2026	1,494
9,834	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	11/1/2026	10,376
4,948	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	1/1/2027	5,189
12,165	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	2/1/2027	12,549
13,012	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	2/1/2027	13,534
19,915	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	3/1/2027	21,012
9,344	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	4/1/2027	9,798
4,825	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2027	5,019
23,504	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	6/1/2027	24,796
8,762	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.500	7/1/2027	9,418
10,506	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	9/1/2027	10,928
14,715	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	10/1/2027	15,523
13,643	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	11/1/2027	14,305
6,390	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	12/1/2027	6,591
14,071	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	12/1/2027	14,754
46,024	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	3/1/2028	47,885
52,117	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	6/1/2028	53,758
21,843	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	10/1/2028	22,727
65,864	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	11/1/2028	67,938
5,434	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	1/1/2029	5,605
97,238	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	3/1/2029	98,739

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

93

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.1%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$52,836	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500%	4/1/2029	$54,468
88,958	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	5/1/2029	90,332
84,265	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2029	87,689
36,700	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	7/1/2029	37,833
59,319	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	8/1/2029	61,152
15,166	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	9/1/2029	15,783
22,889	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	10/1/2029	23,819
10,100	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	11/1/2029	10,583
9,508	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	1/1/2030	9,895
64,721	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	1/1/2030	67,700
13,756	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	8/1/2030	14,480
69,649	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	3/1/2031	70,639
251,503	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	6/1/2031	255,078
200,594	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	1/1/2032	203,446
818,982	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	10/1/2032	829,825
7,000,000	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through §	5.000	4/1/2037	6,763,750
4,050,000	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through §	6.000	4/1/2037	4,081,639
5,511	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	9.000	4/1/2010	5,803
4,127	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.000	2/1/2011	4,193
8,580	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	8.000	5/1/2011	8,867
11,854	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.000	6/1/2011	12,225
5,191	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.500	7/1/2011	5,308
5,028	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.500	7/1/2011	5,139

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

94

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.1%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$38,062	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.500%	5/1/2012	$38,988
13,879	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.500	7/1/2012	14,217
36,355	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.000	10/1/2012	37,502
6,548	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.000	12/1/2012	6,754
25,448	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.500	6/1/2013	26,079
75,285	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.000	11/1/2013	76,695
122,763	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	5.500	12/1/2013	123,560
43,315	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.000	12/1/2013	44,067
28,470	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.500	4/1/2015	29,341
13,950,000	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through §	5.000	4/1/2022	13,753,835
8,923	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	10.500	8/1/2020	9,933
6,244	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	9.500	4/1/2025	6,900
1,498	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	9/1/2025	1,572
5,863	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.500	11/1/2025	6,302
3,587	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	1/1/2026	3,743
16,151	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	2/1/2026	16,601
6,499	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	3/1/2026	6,769
9,664	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	4/1/2026	9,933
1,660	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.500	5/1/2026	1,785
4,549	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	7/1/2026	4,772
24,185	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	8/1/2026	25,372
2,251	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	8/1/2026	2,386
10,788	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	11/1/2026	11,236

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

95

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.1%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$4,257	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000%	11/1/2026	$4,512
1,519	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	12/1/2026	1,593
2,273	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	2/1/2027	2,385
8,891	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	3/1/2027	9,260
9,568	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	5/1/2027	10,036
15,585	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2027	16,081
10,657	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	7/1/2027	11,103
5,071	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	7/1/2027	5,378
13,332	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	8/1/2027	13,984
51,364	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	9/1/2027	54,474
13,982	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	10/1/2027	14,566
39,430	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	12/1/2027	41,358
7,120	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	12/1/2027	7,551
19,985	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	2/1/2028	20,620
14,167	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	2/1/2028	14,759
147,025	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2028	151,696
36,018	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	8/1/2028	37,539
84,151	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	11/1/2028	86,825
3,148	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	11/1/2028	3,281
139,278	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	12/1/2028	141,402
48,174	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	12/1/2028	50,209
53,664	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	3/1/2029	54,454
77,286	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	6/1/2029	79,696

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

96

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.1%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$100,565	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000%	7/1/2029	$102,044
29,939	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2029	30,873
88,316	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	8/1/2029	92,576
105,004	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	11/1/2029	106,548
87,322	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	11/1/2029	91,010
28,169	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.500	4/1/2030	30,304
12,516	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	8/1/2030	13,099
156,501	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2031	161,201
72,340	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	10/1/2031	74,512
84,617	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	12/1/2031	87,158
106,874	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	5/1/2032	109,879
594,480	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2032	611,197
29,400,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through §	5.500	4/1/2037	29,087,614
3,019	Government National Mortgage Association
	15-Yr. Pass Through	6.500	5/15/2009	3,055
15,530	Government National Mortgage Association
	15-Yr. Pass Through	6.000	4/15/2011	15,788
3,708	Government National Mortgage Association
	15-Yr. Pass Through	6.500	6/15/2011	3,796
8,107	Government National Mortgage Association
	15-Yr. Pass Through	7.500	7/15/2011	8,342
21,134	Government National Mortgage Association
	15-Yr. Pass Through	7.000	4/15/2012	21,843
121,696	Government National Mortgage Association
	15-Yr. Pass Through	6.000	7/15/2014	123,941
4,269	Government National Mortgage Association
	30-Yr. Pass Through	9.500	12/15/2024	4,706
13,729	Government National Mortgage Association
	30-Yr. Pass Through	9.500	1/15/2025	15,152
36,203	Government National Mortgage Association
	30-Yr. Pass Through	9.000	3/15/2025	39,223
2,998	Government National Mortgage Association
	30-Yr. Pass Through	7.500	8/15/2025	3,133

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

97

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.1%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$38,487	Government National Mortgage Association
	30-Yr. Pass Through	7.000%	1/15/2026	$40,277
4,670	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2026	4,801
26,507	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2026	27,740
7,004	Government National Mortgage Association
	30-Yr. Pass Through	8.000	4/15/2026	7,434
25,533	Government National Mortgage Association
	30-Yr. Pass Through	6.000	5/15/2026	25,972
23,039	Government National Mortgage Association
	30-Yr. Pass Through	7.000	5/15/2026	24,111
8,223	Government National Mortgage Association
	30-Yr. Pass Through	7.500	5/15/2026	8,593
37,780	Government National Mortgage Association
	30-Yr. Pass Through	7.000	6/15/2026	39,537
7,590	Government National Mortgage Association
	30-Yr. Pass Through	8.500	6/15/2026	8,155
3,358	Government National Mortgage Association
	30-Yr. Pass Through	8.500	7/15/2026	3,608
24,407	Government National Mortgage Association
	30-Yr. Pass Through	8.000	9/15/2026	25,907
9,715	Government National Mortgage Association
	30-Yr. Pass Through	7.500	10/15/2026	10,152
7,641	Government National Mortgage Association
	30-Yr. Pass Through	8.000	11/15/2026	8,110
3,164	Government National Mortgage Association
	30-Yr. Pass Through	8.500	11/15/2026	3,400
5,100	Government National Mortgage Association
	30-Yr. Pass Through	9.000	12/15/2026	5,529
2,648	Government National Mortgage Association
	30-Yr. Pass Through	7.500	1/15/2027	2,767
34,246	Government National Mortgage Association
	30-Yr. Pass Through	7.500	4/15/2027	35,785
9,471	Government National Mortgage Association
	30-Yr. Pass Through	8.000	6/20/2027	10,014
3,897	Government National Mortgage Association
	30-Yr. Pass Through	8.000	8/15/2027	4,136
95,050	Government National Mortgage Association
	30-Yr. Pass Through	6.500	10/15/2027	97,887
39,596	Government National Mortgage Association
	30-Yr. Pass Through	7.000	10/15/2027	41,438
43,660	Government National Mortgage Association
	30-Yr. Pass Through	7.000	11/15/2027	45,693
15,227	Government National Mortgage Association
	30-Yr. Pass Through	6.500	7/15/2028	15,681

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

98

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.1%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$109,749	Government National Mortgage Association
	30-Yr. Pass Through	7.000%	7/15/2028	$114,808
17,839	Government National Mortgage Association
	30-Yr. Pass Through	7.500	7/15/2028	18,637
121,368	Government National Mortgage Association
	30-Yr. Pass Through	6.500	9/15/2028	124,989
102,945	Government National Mortgage Association
	30-Yr. Pass Through	6.000	12/15/2028	104,691
86,798	Government National Mortgage Association
	30-Yr. Pass Through	6.500	1/15/2029	89,383
243,365	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2029	250,611
56,280	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2029	57,956
36,837	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2029	38,538
167,985	Government National Mortgage Association
	30-Yr. Pass Through	6.000	6/15/2029	170,785
65,832	Government National Mortgage Association
	30-Yr. Pass Through	7.000	6/15/2029	68,872
10,038	Government National Mortgage Association
	30-Yr. Pass Through	7.500	8/15/2029	10,484
24,728	Government National Mortgage Association
	30-Yr. Pass Through	8.000	5/15/2030	26,240
56,398	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	58,976
111,432	Government National Mortgage Association
	30-Yr. Pass Through	6.500	2/15/2032	114,545

	Total Mortgage-Backed Securities			63,052,089

Technology (0.1%)
500,000	International Business Machines Corporation *	7.500	6/15/2013	562,100

	Total Technology			562,100

Transportation (0.3%)
425,000	CSX Corporation	5.500	8/1/2013	422,047
450,000	FedEx Corporation	3.500	4/1/2009	435,952
500,000	Union Pacific Corporation	6.500	4/15/2012	524,129

	Total Transportation			1,382,128

U.S. Government (8.1%)
1,000,000	Federal Home Loan Bank	2.750	3/14/2008	978,638
1,000,000	Federal Home Loan Bank	5.925	4/9/2008	1,008,564
2,000,000	Federal Home Loan Bank	4.100	6/13/2008	1,979,262
2,000,000	Federal Home Loan Bank	4.500	10/14/2008	1,988,072
2,500,000	Federal Home Loan Bank	4.625	11/21/2008	2,489,135

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

99

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.1%)	Rate	Date	Value

U.S. Government — continued
$1,000,000	Federal Home Loan Bank	3.750%	8/18/2009	$975,993
3,000,000	Federal Home Loan Mortgage Corporation	5.750	4/15/2008	3,021,558
1,000,000	Federal National Mortgage Association	5.250	1/15/2009	1,005,872
1,300,000	Federal National Mortgage Association *	5.000	2/13/2017	1,297,404
1,500,000	Federal National Mortgage Association	5.625	4/17/2028	1,547,732
1,000,000	Federal National Mortgage Association	7.125	1/15/2030	1,241,519
1,000,000	Resolution Funding Corporation	8.625	1/15/2021	1,336,329
5,400,000	U.S. Treasury Bonds *	7.250	5/15/2016	6,424,947
925,000	U.S. Treasury Bonds *	8.875	2/15/2019	1,263,926
650,000	U.S. Treasury Bonds	7.875	2/15/2021	844,390
600,000	U.S. Treasury Bonds *	8.000	11/15/2021	792,937
400,000	U.S. Treasury Bonds *	7.250	8/15/2022	500,281
250,000	U.S. Treasury Bonds *	7.625	11/15/2022	323,555
625,000	U.S. Treasury Bonds *	7.125	2/15/2023	775,928
750,000	U.S. Treasury Bonds *	6.250	8/15/2023	861,035
1,100,000	U.S. Treasury Bonds *‡	7.500	11/15/2024	1,431,632
500,000	U.S. Treasury Bonds *	6.875	8/15/2025	616,640
1,275,000	U.S. Treasury Bonds *	5.250	11/15/2028	1,330,582
1,450,000	U.S. Treasury Bonds *	6.125	8/15/2029	1,686,418
1,000,000	U.S. Treasury Notes *	3.375	2/15/2008	986,680
3,700,000	U.S. Treasury Notes *	6.000	8/15/2009	3,815,481
750,000	U.S. Treasury Notes *	4.750	5/15/2014	756,767
1,700,000	U.S. Treasury Notes *	4.500	2/15/2016	1,682,735
275,000	U.S. Treasury Notes *	4.625	2/15/2017	274,441

	Total U.S. Government			43,238,453

Utilities (0.6%)
225,000	Commonwealth Edison Company	5.900	3/15/2036	208,831
450,000	Duke Capital Corporation	7.500	10/1/2009	473,452
450,000	FirstEnergy Corporation	6.450	11/15/2011	471,672
425,000	Oncor Electric Delivery Company	6.375	1/15/2015	442,239
225,000	Oneok Partners, LP	6.650	10/1/2036	231,173
300,000	Progress Energy, Inc.	7.000	10/30/2031	332,044
700,000	Public Service Company of Colorado	7.875	10/1/2012	788,137
225,000	Southern California Edison Company	5.000	1/15/2014	220,928
225,000	Xcel Energy, Inc.	6.500	7/1/2036	236,514

	Total Utilities			3,404,990

	Total Long-Term Fixed Income (cost $218,671,726)			220,756,950

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (7.7%)	Rate (+)	Date	Value

41,095,629	Thrivent Financial Securities Lending Trust	5.350%	N/A	$41,095,629

	Total Collateral Held for Securities Loaned
	(cost $41,095,629)			41,095,629

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

100

Balanced Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (5.5%)		Rate (+)	Date	Value

$2,050,000	Corporate Receivables Corporation Funding, LLC		5.300%	4/16/2007	$2,045,171
500,000	Federal National Mortgage Association ‡		5.080	7/16/2007	492,592
4,648,000	Golden Funding Corporation		5.280	4/17/2007	4,636,411
1,625,000	Regency Markets No. 1, LLC		5.350	4/13/2007	1,621,861
8,640,000	Three Pillars Funding Corporation		5.420	4/2/2007	8,637,398
12,230,029	Thrivent Money Market Portfolio		5.050	N/A	12,230,029

	Total Short-Term Investments (cost $29,663,321)				29,663,462

	Total Investments (cost $536,450,796) 117.9%				$632,902,338

	Other Assets and Liabilities, Net (17.9%)				(96,003,654)

	Total Net Assets 100.0%				$536,898,684

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Index Futures	28	June 2007	$9,922,640	$10,018,400	$95,760

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

‡ At March 30, 2007, $1,143,334 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $16,083,042 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$128,938,270
Gross unrealized depreciation	(32,486,728)

Net unrealized appreciation (depreciation)	$96,451,542
Cost for federal income tax purposes	$536,450,796

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

101

High Yield Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (94.3%)	Rate	Date	Value

Basic Materials (11.5%)
$2,180,000	AK Steel Corporation ‡	7.750%	6/15/2012	$2,215,425
2,130,000	Aleris International, Inc. ‡	9.000	12/15/2014	2,247,150
2,740,000	Aleris International, Inc. ±	10.000	12/15/2016	2,863,300
1,740,000	Appleton Papers, Inc.	8.125	6/15/2011	1,787,850
3,800,000	Arch Western Finance, LLC ‡	6.750	7/1/2013	3,738,250
2,580,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	2,930,674
2,250,000	Buckeye Technologies, Inc.	8.000	10/15/2010	2,238,750
3,810,000	Chaparral Steel Company	10.000	7/15/2013	4,248,150
3,810,000	Crystal US Holdings 3, LLC/Crystal US
	Sub 3 Corporation *>	Zero Coupon	10/1/2009	3,530,117
3,550,000	Domtar, Inc. *	7.125	8/1/2015	3,532,250
3,270,000	Drummond Company, Inc.	7.375	2/15/2016	3,139,200
2,475,000	Equistar Chemicals, LP	10.625	5/1/2011	2,611,125
4,270,000	FMG Finance, Pty. Ltd. *	10.625	9/1/2016	4,910,500
4,300,000	Freeport-McMoRan Copper & Gold, Inc.	8.375	4/1/2017	4,649,375
1,140,000	General Cable Corporation	7.125	4/1/2017	1,147,125
2,150,000	Georgia-Pacific Corporation	8.125	5/15/2011	2,257,500
1,070,000	Georgia-Pacific Corporation	7.000	1/15/2015	1,075,350
2,660,000	Georgia-Pacific Corporation	7.125	1/15/2017	2,666,650
5,280,000	Graphic Packaging International Corporation *	9.500	8/15/2013	5,616,600
4,250,000	Griffin Coal Mining Company, Pty. Ltd.	9.500	12/1/2016	4,483,750
3,490,000	Huntsman International, LLC	7.875	11/13/2014	3,607,788
1,920,000	Jefferson Smurfit Corporation *	8.250	10/1/2012	1,920,000
3,520,000	Lyondell Chemical Company *	10.500	6/1/2013	3,854,400
4,020,000	Lyondell Chemical Company	8.250	9/15/2016	4,301,400
1,130,000	MacDermid, Inc. §	9.500	4/15/2017	1,158,250
2,270,000	Mosaic Global Holdings, Inc., Convertible	7.375	12/1/2014	2,366,475
2,850,000	PNA Group, Inc.	10.750	9/1/2016	3,063,750
1,140,000	PNA Intermediate Holdings Corporation †	12.360	5/15/2007	1,168,500
2,078,000	Rockwood Specialties, Inc.	10.625	5/15/2011	2,192,290
3,800,000	Ryerson, Inc.	8.250	12/15/2011	3,838,000
2,700,000	Smurfit-Stone Container Enterprises, Inc.	8.000	3/15/2017	2,639,250
1,970,000	Southern Copper Corporation	7.500	7/27/2035	2,123,420
4,210,000	Terra Capital, Inc.	7.000	2/1/2017	4,188,950

	Total Basic Materials			98,311,564

Capital Goods (9.0%)
3,180,000	Ahern Rentals, Inc. ‡	9.250	8/15/2013	3,319,126
4,830,000	Allied Waste North America, Inc. *±	7.875	4/15/2013	5,011,125
1,910,000	Ashtead Capital, Inc. ±	9.000	8/15/2016	2,034,150
3,280,000	Ball Corporation *	6.625	3/15/2018	3,259,500
3,220,000	Berry Plastics Holding Corporation	8.875	9/15/2014	3,292,450
1,000,000	Browning-Ferris Industries, Inc. *	9.250	5/1/2021	1,085,000
1,000,000	Browning-Ferris Industries, Inc.	7.400	9/15/2035	960,000
2,370,000	Case New Holland, Inc.	9.250	8/1/2011	2,488,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

102

High Yield Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (94.3%)	Rate	Date	Value

Capital Goods — continued
$2,630,000	Case New Holland, Inc. *	7.125%	3/1/2014	$2,735,200
2,710,000	Crown Americas, Inc.	7.625	11/15/2013	2,787,912
2,710,000	Crown Americas, Inc.	7.750	11/15/2015	2,818,400
3,400,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	3,553,000
2,850,000	Fastentech, Inc.	11.500	5/1/2011	3,024,562
2,470,000	Graham Packaging Company, Inc. *	9.875	10/15/2014	2,519,400
1,090,000	K&F Acquisition, Inc. ±	7.750	11/15/2014	1,158,125
1,150,000	Legrand SA	8.500	2/15/2025	1,351,250
1,335,000	Mueller Group, Inc.	10.000	5/1/2012	1,441,800
3,224,000	Mueller Holdings, Inc. >	Zero Coupon	4/15/2009	2,933,840
2,340,000	Norcraft Companies, LP/Norcraft
	Finance Corporation	9.000	11/1/2011	2,410,200
2,342,000	Owens-Brockway Glass Container, Inc.	8.875	2/15/2009	2,388,840
1,630,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	1,699,275
3,150,000	Owens-Illinois, Inc. *	7.500	5/15/2010	3,197,250
4,550,000	Plastipak Holdings, Inc.	8.500	12/15/2015	4,823,000
3,700,000	RBS Global, Inc./Rexnord Corporation	9.500	8/1/2014	3,848,000
1,110,000	RBS Global, Inc./Rexnord Corporation *	11.750	8/1/2016	1,191,862
2,140,000	Rental Services Corporation	9.500	12/1/2014	2,279,100
1,840,000	TransDigm, Inc.	7.750	7/15/2014	1,899,800
3,000,000	United Rentals North America, Inc.	6.500	2/15/2012	2,992,500
4,180,000	United Rentals North America, Inc. *	7.000	2/15/2014	4,169,550

	Total Capital Goods			76,672,717

Communications Services (18.8%)
448,000	American Cellular Corporation	10.000	8/1/2011	474,320
3,960,000	American Tower Corporation *	7.125	10/15/2012	4,078,800
2,300,000	American Towers, Inc. ±	7.250	12/1/2011	2,369,000
1,710,000	Block Communications, Inc.	8.250	12/15/2015	1,735,650
2,410,700	CCH I, LLC	11.000	10/1/2015	2,501,101
2,900,000	CCH II LLC/ CCH II Capital Corporation *	10.250	10/1/2013	3,168,250
3,270,000	Centennial Communications Corporation *	8.125	2/1/2014	3,376,275
3,060,000	Charter Communications Holdings, LLC	8.750	11/15/2013	3,167,100
4,345,000	Citizens Communications Company *	9.250	5/15/2011	4,844,675
2,690,000	Cricket Communications, Inc.	9.375	11/1/2014	2,851,400
1,660,000	Dex Media West, LLC/Dex Media West
	Finance Company	9.875	8/15/2013	1,811,475
4,360,000	Dobson Cellular Systems	9.875	11/1/2012	4,752,400
3,220,000	Idearc, Inc.	8.000	11/15/2016	3,312,575
2,280,000	Intelsat Bermuda, Inc. †	8.872	7/15/2007	2,325,600
1,640,000	Intelsat Bermuda, Inc.	9.250	6/15/2016	1,816,300
9,380,000	Intelsat Bermuda, Inc.	11.250	6/15/2016	10,646,301
4,320,000	Intelsat Intermediate, Inc. >	Zero Coupon	2/1/2010	3,585,600
3,250,000	Intelsat Subsidiary Holding Company, Ltd.	8.625	1/15/2015	3,477,500
1,050,000	Kabel Deutschland GmbH *	10.625	7/1/2014	1,170,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

103

High Yield Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (94.3%)	Rate	Date	Value

Communications Services — continued
$2,170,000	Lamar Media Corporation	6.625%	8/15/2015	$2,115,750
5,330,000	Level 3 Financing, Inc. *	9.250	11/1/2014	5,476,575
2,270,000	Level 3 Financing, Inc.	8.750	2/15/2017	2,287,025
2,680,000	MetroPCS Wireless, Inc.	9.250	11/1/2014	2,834,100
5,445,000	Morris Publishing Group, LLC	7.000	8/1/2013	5,199,975
5,330,000	NTL Cable plc	9.125	8/15/2016	5,623,150
3,260,000	PRIMEDIA, Inc. †	10.735	5/15/2007	3,374,100
4,880,000	Qwest Communications International, Inc.	7.250	2/15/2011	4,995,900
1,630,000	Qwest Communications International, Inc.	7.500	2/15/2014	1,678,900
1,110,000	Qwest Corporation †	8.605	6/15/2007	1,209,900
8,820,000	Qwest Corporation	7.875	9/1/2011	9,371,250
1,650,000	Qwest Corporation	7.625	6/15/2015	1,761,375
11,900,000	R.H. Donnelley Corporation	6.875	1/15/2013	11,572,750
3,270,000	R.H. Donnelley Corporation	8.875	1/15/2016	3,474,375
4,540,000	Readers Digest Association, Inc.	9.000	2/15/2017	4,369,750
3,820,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	4,139,925
2,180,000	Rural Cellular Corporation *	9.750	1/15/2010	2,245,400
2,180,000	Rural Cellular Corporation *	9.875	2/1/2010	2,299,900
4,300,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	4,601,000
4,540,000	Umbrella Acquisition *	9.750	3/15/2015	4,522,975
4,970,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	5,355,175
5,360,000	Videotron Ltee	6.875	1/15/2014	5,413,600
600,000	Windstream Corporation	8.125	8/1/2013	649,500
1,720,000	Windstream Corporation	8.625	8/1/2016	1,881,250
2,100,000	Windstream Corporation	7.000	3/15/2019	2,100,000

	Total Communications Services			160,018,672

Consumer Cyclical (21.5%)
1,980,000	Allied Security Escrow Corporation ±	11.375	7/15/2011	2,019,600
4,730,000	American Casino & Entertainment Properties, LLC ‡	7.850	2/1/2012	4,919,200
4,350,000	Beazer Homes USA, Inc. *	8.625	5/15/2011	4,252,125
2,950,000	Beazer Homes USA, Inc. *	8.125	6/15/2016	2,773,000
6,250,000	Bon-Ton Stores, Inc. *	10.250	3/15/2014	6,710,938
1,310,000	Boyd Gaming Corporation	7.125	2/1/2016	1,283,800
3,380,000	Buffalo Thunder Development Authority	9.375	12/15/2014	3,447,600
3,240,000	Buffets, Inc.	12.500	11/1/2014	3,369,600
3,390,000	Buhrmann U.S., Inc.	7.875	3/1/2015	3,390,000
5,810,000	Burlington Coat Factory Warehouse Corporation *	11.125	4/15/2014	5,926,200
3,590,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125	3/1/2012	3,760,525
2,130,000	Dollarama Group, LP †	11.120	6/15/2007	2,151,300
6,230,000	Dollarama Group, LP *	8.875	8/15/2012	6,494,775
4,050,000	Ford Motor Credit Company *†	9.810	4/16/2007	4,293,782
1,350,000	Ford Motor Credit Company	9.750	9/15/2010	1,422,012
2,680,000	Ford Motor Credit Company *	7.000	10/1/2013	2,491,293

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

104

High Yield Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (94.3%)	Rate	Date	Value

Consumer Cyclical — continued
$5,350,000	Ford Motor Credit Company	8.000%	12/15/2016	$5,148,000
5,020,000	Gaylord Entertainment Company	6.750	11/15/2014	4,888,225
7,660,000	General Motors Corporation *	8.250	7/15/2023	6,894,000
5,960,000	Group 1 Automotive, Inc. *	8.250	8/15/2013	6,183,500
3,730,000	Hanesbrands, Inc. †	8.735	6/15/2007	3,799,938
4,200,000	Harrah’s Operating Company, Inc. *	6.500	6/1/2016	3,720,948
3,210,000	Jean Coutu Group (PJC), Inc. *	7.625	8/1/2012	3,402,854
5,360,000	K. Hovnanian Enterprises, Inc. *	7.500	5/15/2016	4,998,200
3,940,000	KB Home	6.250	6/15/2015	3,531,225
3,880,000	Majestic Star Casino, LLC	9.500	10/15/2010	4,069,150
8,190,000	MGM MIRAGE *	5.875	2/27/2014	7,616,700
4,550,000	Mohegan Tribal Gaming Authority	6.375	7/15/2009	4,527,250
3,180,000	NCL Corporation	10.625	7/15/2014	3,148,200
3,220,000	NCO Group, Inc. †	10.230	5/15/2007	3,228,050
1,655,000	Norcraft Holdings, LP/Norcraft
	Capital Corporation *>	Zero Coupon	9/1/2008	1,489,500
2,800,000	Perry Ellis International, Inc.	8.875	9/15/2013	2,870,000
3,600,000	Pokagon Gaming Authority	10.375	6/15/2014	3,969,000
4,730,000	Poster Financial Group, Inc.	8.750	12/1/2011	4,919,200
5,240,000	Rite Aid Corporation *	8.625	3/1/2015	4,964,900
2,650,000	Sally Holdings, LLC *	10.500	11/15/2016	2,722,875
3,550,000	Seminole Hard Rock Entertainment †	7.848	6/15/2007	3,621,000
2,100,000	Service Corporation International §	6.750	4/1/2015	2,097,375
3,210,000	Six Flags, Inc. *	9.625	6/1/2014	3,017,400
6,940,000	Station Casinos, Inc.	6.875	3/1/2016	6,358,775
6,510,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	6,916,875
2,960,000	Turning Stone Resort Casino Enterprise	9.125	9/15/2014	3,041,400
2,130,000	United Auto Group, Inc.	7.750	12/15/2016	2,151,300
4,315,000	Universal City Florida Holding Company I/II *†	10.110	5/1/2007	4,449,844
3,810,000	Warnaco, Inc.	8.875	6/15/2013	4,043,362
3,848,000	WMG Holdings Corporation >	Zero Coupon	12/15/2009	2,943,720

	Total Consumer Cyclical			183,438,516

Consumer Non-Cyclical (8.1%)
2,370,000	Coventry Health Care, Inc.	6.125	1/15/2015	2,399,390
2,170,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	2,132,025
2,170,000	Elan Finance plc/Elan Finance Corporation †	9.360	5/15/2007	2,207,975
3,140,000	HCA, Inc.	6.750	7/15/2013	2,896,650
5,870,000	HCA, Inc.	9.250	11/15/2016	6,332,262
4,350,000	IASIS Healthcare, LLC (IASIS Capital Corporation)	8.750	6/15/2014	4,502,250
3,730,000	Jarden Corporation	7.500	5/1/2017	3,767,300
5,310,000	Jostens Holding Corporation *>	Zero Coupon	12/1/2008	4,911,750
3,950,000	Michael Foods, Inc.	8.000	11/15/2013	4,009,250
2,720,000	Smithfield Foods, Inc.	8.000	10/15/2009	2,835,600
2,715,000	Stater Brothers Holdings, Inc. *	8.125	6/15/2012	2,796,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

105

High Yield Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (94.3%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$3,410,000	Sun Healthcare Group, Inc. §	9.125%	4/15/2015	$3,495,250
2,680,000	Supervalu, Inc.	7.500	11/15/2014	2,793,900
4,610,000	Triad Hospitals, Inc.	7.000	5/15/2012	4,782,875
2,680,000	Triad Hospitals, Inc.	7.000	11/15/2013	2,797,250
4,080,000	US Oncology Holdings, Inc. †	10.580	9/17/2007	4,161,600
2,230,000	US Oncology, Inc.	9.000	8/15/2012	2,380,525
3,810,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	3,857,625
4,340,000	Ventas Realty, LP/Ventas Capital Corporation *	6.500	6/1/2016	4,443,075
1,508,000	Warner Chilcott Corporation	8.750	2/1/2015	1,572,090

	Total Consumer Non-Cyclical			69,075,092

Energy (4.5%)
3,230,000	CHC Helicopter Corporation	7.375	5/1/2014	3,141,175
1,980,000	Chesapeake Energy Corporation *	6.375	6/15/2015	1,970,100
3,470,000	Chesapeake Energy Corporation ±	6.250	1/15/2018	3,426,625
1,140,000	Compagnie Generale de Geophysique-Veritas	7.750	5/15/2017	1,188,450
3,805,000	Denbury Resources, Inc. *	7.500	12/15/2015	3,843,050
2,690,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	2,545,412
1,755,000	Magnum Hunter Resources, Inc.	9.600	3/15/2012	1,838,362
4,525,000	Ocean Rig Norway AS	8.375	7/1/2013	4,796,500
4,270,000	OPTI Canada, Inc.	8.250	12/15/2014	4,440,800
3,140,000	PetroHawk Energy Corporation *	9.125	7/15/2013	3,344,100
2,950,000	Pioneer Natural Resources Company	5.875	7/15/2016	2,744,910
1,140,000	Pioneer Natural Resources Company *	6.650	3/15/2017	1,127,723
3,800,000	Western Oil Sands, Inc. *	8.375	5/1/2012	4,246,500

	Total Energy			38,653,707

Financials (3.5%)
2,150,000	ACE Cash Express, Inc. ‡	10.250	10/1/2014	2,214,500
2,470,000	FTI Consulting, Inc. *	7.625	6/15/2013	2,562,625
10,410,000	General Motors Acceptance Corporation	6.875	9/15/2011	10,420,087
1,700,000	Goldman Sachs Group, Inc., Convertible	1.000	3/7/2012	1,680,450
1,700,000	Goldman Sachs Group, Inc., Convertible	1.000	3/28/2014	1,640,109
1,700,000	Lehman Brothers Holdings, Inc., Convertible	1.000	3/29/2014	1,685,550
6,600,000	Leucadia National Corporation	7.125	3/15/2017	6,558,750
1,700,000	Morgan Stanley Dean Witter & Company, Convertible ¿	20.250	8/27/2007	1,641,860
1,610,000	Wells Fargo & Company, Convertible *†	5.110	5/1/2007	1,606,039

	Total Financials			30,009,970

Technology (4.8%)
3,250,000	Avago Technologies Finance Pte †	10.860	6/1/2007	3,404,375
2,100,000	Avago Technologies Finance Pte	10.125	12/1/2013	2,273,250
1,725,000	Electronic Data Systems Corporation, Convertible *	3.875	7/15/2023	1,815,562
3,440,000	Freescale Semiconductor, Inc. *	8.875	12/15/2014	3,444,300
2,220,000	Intel Corporation, Convertible	2.950	12/15/2035	1,920,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

106

High Yield Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (94.3%)	Rate	Date	Value

Technology — continued
$2,290,000	Nortel Networks, Ltd. †	9.610%	4/16/2007	$2,450,300
1,600,000	NXP BV/NXP Funding, LLC †	8.110	4/15/2007	1,646,000
4,780,000	NXP BV/NXP Funding, LLC *	9.500	10/15/2015	4,935,350
6,900,000	Seagate Technology HDD Holdings	6.800	10/1/2016	6,934,500
2,180,000	SunGard Data Systems, Inc. *	10.250	8/15/2015	2,378,925
1,502,157	UGS Capital Corporation II †	10.348	6/1/2007	1,528,445
5,070,000	UGS Corporation	10.000	6/1/2012	5,545,312
2,730,000	Unisys Corporation *	6.875	3/15/2010	2,730,000

	Total Technology			41,006,619

Transportation (3.5%)
2,270,000	Continental Airlines, Inc. §	7.339	4/19/2014	2,292,700
3,359,836	Continental Airlines, Inc.	7.875	7/2/2018	3,494,229
2,670,000	Delta Air Lines, Inc. =	7.920	11/18/2010	2,730,075
2,220,000	Hertz Corporation	8.875	1/1/2014	2,392,050
3,700,000	Hertz Corporation *	10.500	1/1/2016	4,218,000
1,287,000	H-Lines Finance Holding Corporation >	Zero Coupon	4/1/2008	1,222,650
2,443,000	Horizon Lines, LLC	9.000	11/1/2012	2,565,150
3,220,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	3,256,225
3,730,000	Navios Maritime Holdings, Inc. *	9.500	12/15/2014	3,883,862
3,500,000	Windsor Petroleum Transport Corporation >	7.840	1/15/2021	3,804,171

	Total Transportation			29,859,112

Utilities (9.1%)
1,700,000	AES Corporation ‡	8.875	2/15/2011	1,827,500
4,340,000	AES Corporation ‡	8.750	5/15/2013	4,622,100
2,950,000	Colorado Interstate Gas Company ‡	6.800	11/15/2015	3,137,275
1,820,000	Consumers Energy Company	6.300	2/1/2012	1,838,200
2,870,000	Copano Energy, LLC	8.125	3/1/2016	2,970,450
2,720,000	Dynegy Holdings, Inc.	6.875	4/1/2011	2,726,800
2,690,000	Dynegy Holdings, Inc.	8.375	5/1/2016	2,797,600
2,230,000	Edison Mission Energy	7.500	6/15/2013	2,302,475
2,480,000	Edison Mission Energy	7.750	6/15/2016	2,585,400
4,250,000	El Paso Production Holding Company	7.750	6/1/2013	4,441,250
2,350,000	Midwest Generation, LLC	8.750	5/1/2034	2,549,750
1,910,000	Mirant North America, LLC	7.375	12/31/2013	1,957,750
4,460,000	Mission Energy Holding Company	13.500	7/15/2008	4,861,400
8,460,000	NRG Energy, Inc.	7.375	2/1/2016	8,692,650
2,250,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	2,349,720

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

107

High Yield Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (94.3%)	Rate	Date	Value

Utilities — continued
$2,725,000	Reliant Energy Resources Corporation	6.750%	12/15/2014	$2,878,281
3,790,000	SemGroup, LP	8.750	11/15/2015	3,846,850
4,190,000	Southern Natural Gas Company	7.350	2/15/2031	4,634,161
2,383,000	Southern Star Central Corporation	6.750	3/1/2016	2,383,000
7,990,000	Williams Companies, Inc. *>	8.125	3/15/2012	8,689,125
2,470,000	Williams Companies, Inc.	8.750	3/15/2032	2,846,675
2,400,000	Williams Partners, LP	7.250	2/1/2017	2,538,000

	Total Utilities			77,476,412

	Total Long-Term Fixed Income (cost $781,264,140)			804,522,381

Shares	Preferred Stock (0.9%)			Value

105,000	Chevy Chase Preferred Capital Corporation, Convertible #*			$5,674,200
5,040	NRG Energy, Inc., Convertible #			1,638,252

	Total Preferred Stock (cost $6,516,250)			7,312,452

Shares	Common Stock (<0.1%)			Value

30	Pliant Corporation # ^			$0
121,520	TVMAX Holdings, Inc. #			12,152
6,932	XO Communications, Inc., Stock Warrants #			1,733
6,932	XO Communications, Inc., Stock Warrants #			3,605
9,243	XO Communications, Inc., Stock Warrants #			8,319
4,621	XO Holdings, Inc., Stock Warrants #*			23,706
80,000	ZSC Specialty Chemical plc, Preferred Stock Warrants # ^ƒ			0
80,000	ZSC Specialty Chemical plc, Stock Warrants # ^ƒ			0

	Total Common Stock (cost $6,566,208)			49,515

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (16.6%)	Rate (+)	Date	Value

141,363,287	Thrivent Financial Securities Lending Trust	5.350%	N/A	$141,363,287

	Total Collateral Held for Securities Loaned
	(cost $141,363,287)			141,363,287

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

108

High Yield Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (3.0%)		Rate (+)	Date	Value

$600,000	Federal National Mortgage Association		5.085%	7/16/2007	$591,110
9,140,524	Thrivent Money Market Portfolio		5.050	N/A	9,140,524
15,435,000	Toyota Motor Credit Corporation		5.400	4/2/2007	15,430,370

	Total Short-Term Investments (at amortized cost)				25,162,004

	Total Investments (cost $960,871,711) 114.8%				$978,409,639

	Other Assets and Liabilities, Net (14.8%)				(126,331,721)

	Total Net Assets 100.0%				$852,077,918

				Notional
		Buy/Sell	Termination	Principal	Unrealized
Swaps		Protection	Date	Amount	Gain/(Loss)

Dow Jones CDX North America High Yield Index
Series 7 at 3.25%		Buy	December 2011	($14,300,000)	($14,002)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued basis.

‡ At March 30, 2007, $16,428,763 and $8,909,800 of investments were earmarked as collateral to cover swap contracts and an unfunded loan commitment, respectively.

ƒ Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of March 30, 2007.

	Acquisition
Security	Date	Cost

ZSC Specialty Chemical plc, Preferred Warrants	6/24/1999	$47,568
ZSC Specialty Chemical plc, Stock Warrants	6/24/1999	111,712

= In bankruptcy.

¿ These securities are Equity-Linked Structured Securities.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$28,499,120
Gross unrealized depreciation	(10,961,192)

Net unrealized appreciation (depreciation)	$17,537,928
Cost for federal income tax purposes	$960,871,711

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

109

Diversified Income Plus Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (44.6%)	Value	Shares	Common Stock (44.6%)	Value

Consumer Discretionary (3.2%)			14,200	Citigroup, Inc.	$729,028
4,100	Bandag, Inc. *	$207,829	5,700	Colonial Properties Trust	260,319
100	Courier Corporation	3,907	6,900	Comerica, Inc.	407,928
400	Family Dollar Stores, Inc.	11,848	10,700	Commerce Group, Inc. *	321,428
11,200	Genuine Parts Company	548,800	7,300	Community Bank System, Inc.	152,716
2,400	Haverty Furniture		3,900	Community Banks, Inc. *	93,093
	Companies, Inc.	33,600	30,200	Corus Bankshares, Inc. *	515,212
18,800	La-Z-Boy, Inc. *	232,744	3,200	Developers Diversified
13,200	Leggett & Platt, Inc.	299,244		Realty Corporation	201,280
19,600	McDonald’s Corporation	882,980	2,900	DiamondRock
6,000	Polaris Industries, Inc. *	287,880		Hospitality Company	55,100
25,800	ServiceMaster Company	397,062	1,600	Digital Realty Trust, Inc.	63,840
9,500	Stanley Works	525,920	2,700	Douglas Emmett, Inc.	68,931
6,300	Talbots, Inc. *	148,806	5,800	Duke Realty Corporation	252,126
8,500	VF Corporation	702,270	11,300	Eagle Hospitality Properties

	Total Consumer			Trust, Inc.	125,995
	Discretionary	4,282,890	2,300	Entertainment Properties Trust	138,575

			900	Equity One, Inc.	23,850
Consumer Staples (1.7%)			6,500	Equity Residential REIT	313,495
10,200	Altria Group, Inc. ±	895,662	3,600	Extra Space Storage, Inc. *	68,184
100	Clorox Company	6,369	123,400	F.N.B. Corporation *	2,079,290
9,800	Kimberly-Clark Corporation	671,202	7,400	Feldman Mall Properties, Inc.	89,836
1,900	Lancaster Colony Corporation *	83,961	37,794	Fiduciary/Claymore MLP
9,000	Universal Corporation	552,150		Opportunity Fund	919,528

	Total Consumer Staples	2,209,344	17,200	Fifth Third Bancorp	665,468

			10,500	First Bancorp	224,490
Energy (1.0%)			3,000	First Busey Corporation	64,290
9,500	Chevron Corporation	702,620	108,100	First Commonwealth Financial
16,700	Kayne Anderson MLP			Corporation *	1,270,175
	Investment Company *	588,174	10,900	First Indiana Corporation	238,165

	Total Energy	1,290,794	6,900	First Industrial Realty Trust, Inc. *	312,570

			96,900	FirstMerit Corporation *	2,045,559
Financials (27.2%)			8,900	Franklin Street
32,600	American Financial Realty Trust *	328,608		Properties Corporation	170,702
5,400	Apartment Investment &		4,700	General Growth Properties, Inc.	303,479
	Management Company	311,526	3,900	Getty Realty Corporation	112,086
3,000	Archstone-Smith Trust	162,840	9,800	Glimcher Realty Trust *	264,796
43,600	Arthur J. Gallagher & Company *	1,235,188	21,525	Harleysville National Corporation *	383,576
22,900	Ashford Hospitality Trust	273,426	8,600	Health Care Property
400	Avalonbay Communities, Inc.	52,000		Investors, Inc.	309,858
29,100	Bank of America Corporation ±	1,484,682	7,100	Health Care REIT, Inc.	311,690
6,400	BB&T Corporation	262,528	13,000	Healthcare Realty Trust, Inc. *	484,900
700	Boston Properties, Inc.	82,180	800	Highland Hospitality Corporation	14,240
4,000	Brandywine Realty Trust	133,640	2,400	Highwoods Properties, Inc.	94,776
100	Camden Property Trust	7,031	1,700	Home Properties, Inc.	89,777
29	Capital One Financial Corporation	2,188	12,900	Hospitality Properties Trust	603,720
1,100	CBL & Associates Properties, Inc. *	49,324	14,500	Host Marriott Corporation *	381,495

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

110

Diversified Income Plus Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (44.6%)	Value	Shares	Common Stock (44.6%)	Value

Financials — continued			1,100	Valley National Bancorp	$27,775
33,800	HRPT Properties Trust *	$415,740	2,900	Ventas, Inc.	122,177
2,200	Inland Real Estate Corporation	40,348	4,400	Vornado Realty Trust	525,096
7,100	iStar Financial, Inc.	332,493	34,800	Washington Mutual, Inc.	1,405,224
2,222	Kimco Realty Corporation	108,300	900	Washington Real Estate
18,900	Lexington Corporate			Investment Trust *	33,678
	Properties Trust *	399,357	100	Weingarten Realty Investors	4,756
5,800	Liberty Property Trust	282,576	25,100	Wells Fargo & Company	864,193
300	Macerich Company	27,708	2,600	WesBanco, Inc.	80,262

3,800	Mack-Cali Realty Corporation	180,994		Total Financials	35,946,881

1,100	Maguire Properties, Inc.	39,116
17,700	Medical Properties Trust, Inc.	260,013	Health Care (1.4%)
5,700	Mercury General Corporation	302,328	14,500	Merck & Company, Inc.	640,465
35,800	Municipal Mortgage &		5,700	Meridian Bioscience, Inc. *	158,232
	Equity, LLC	1,020,300	40,000	Pfizer, Inc.	1,010,400

16,000	National City Corporation	596,000		Total Health Care	1,809,097

52,900	National penn Bancshares, Inc. *	999,810
6,400	National Retail Properties, Inc.	154,816	Industrials (2.2%)
7,500	Nationwide Health Properties, Inc.	234,450	2,300	A.O. Smith Corporation	87,906
3,500	New Plan Excel Realty Trust, Inc. *	115,605	4,700	ABM Industries, Inc.	124,033
2,500	Nuveen Investments	118,250	4,500	Avery Dennison Corporation	289,170
56,900	Old National Bancorp *	1,034,442	2,100	Badger Meter, Inc. *	55,755
11,900	Omega Financial Corporation	339,269	6,100	Brady Corporation	190,320
24,500	Omega Healthcare Investors, Inc.	420,175	18,600	Briggs & Stratton Corporation *	573,810
3,800	Park National Corporation *	359,024	8,500	Gorman-Rupp Company	272,255
4,000	Pennsylvania Real Estate		12,600	Masco Corporation	345,240
	Investment Trust	177,320	7,500	McGrath Rentcorp	237,525
2,900	ProLogis Trust	188,297	700	NACCO Industries, Inc.	96,187
156	Public Storage, Inc.	14,769	10,800	Pitney Bowes, Inc.	490,212
2,300	Rayonier, Inc. REIT	98,900	3,100	Tennant Company	97,619

9,300	Realty Income Corporation	262,260		Total Industrials	2,860,032

24,829	Regions Financial Corporation	878,202
7,800	Senior Housing Property Trust	186,420	Information Technology (<0.1%)
4,900	Simon Property Group, Inc.	545,125	1,800	Linear Technology Corporation *	56,862

8,900	Sky Financial Group, Inc.	239,054		Total Information
335	SL Green Realty Corporation	45,955		Technology	56,862

25,500	Spirit Finance Corporation *	379,950
24,400	Sterling Bancorp	441,640	Materials (1.7%)
500	Strategic Hotel Capital, Inc.	11,435	1,900	Albemarle Corporation	78,546
9,900	Sun Communities, Inc.	307,098	4,300	Bemis Company, Inc.	143,577
19,100	Susquehanna Bancshares, Inc.	442,929	6,200	PPG Industries, Inc.	435,922
12,163	Tortoise Energy		38,500	RPM International, Inc.	889,350
	Infrastructure Corporation	470,708	18,300	Sonoco Products Company	687,714

17,300	U.S. Bancorp	604,981		Total Materials	2,235,109

3,800	UDR, Inc. *	116,356
4,000	U-Store-It Trust *	80,480

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

111

Diversified Income Plus Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares	Common Stock (44.6%)	Value	Shares	Preferred Stock (1.0%)		Value

Telecommunications Services (0.8%)			Consumer Cyclical (0.2%)
28,500	AT&T, Inc. ±	$1,123,755	210	Morgan Stanley, Convertible #¿		$210,246

	Total Telecommunications			Total Consumer Cyclical		210,246

	Services	1,123,755

			Energy (0.1%)
Utilities (5.4%)			7,500	Goldman Sachs Group, Inc.,
49,500	Atmos Energy Corporation	1,548,360		Convertible #¿		218,550

10,700	Black Hills Corporation	393,439		Total Energy		218,550

100	California Water Service Group	3,832
21,600	Consolidated Edison, Inc. ±	1,102,896	Financials (0.6%)
9,672	Integrys Energy Group, Inc.	536,893	8,505	Simon Property Group, Inc.,
7,000	MGE Energy, Inc.	248,220		Convertible #		752,692

15,000	Otter Tail Corporation	513,600		Total Financials		752,692

4,500	Pinnacle West Capital Corporation	217,125
21,100	Progress Energy, Inc. *	1,064,284	Utilities (0.1%)
37,500	Vectren Corporation *	1,072,500	520	NRG Energy, Inc., Convertible #		169,026

13,100	WGL Holdings, Inc.	418,938		Total Utilities		169,026

	Total Utilities	7,120,087

				Total Preferred Stock

	Total Common Stock			(cost $1,208,122)		1,350,514

	(cost $56,939,539)	58,934,851

Principal				Interest	Maturity
Amount	Long-Term Fixed Income (46.1%)			Rate	Date	Value

Asset-Backed Securities (1.6%)
$2,030,000	Dow Jones CDX			8.375%	12/29/2011	$2,103,486

		Total Asset-Backed Securities				2,103,486

Basic Materials (3.1%)
100,000	AK Steel Corporation ±			7.750	6/15/2012	101,625
110,000	Aleris International, Inc.			9.000	12/15/2014	116,050
80,000	Aleris International, Inc.			10.000	12/15/2016	83,600
90,000	Appleton Papers, Inc.			8.125	6/15/2011	92,475
160,000	Arch Western Finance, LLC			6.750	7/1/2013	157,400
101,000	BCP Caylux Holdings Luxembourg SCA			9.625	6/15/2014	114,728
90,000	Buckeye Technologies, Inc.			8.000	10/15/2010	89,550
150,000	Chaparral Steel Company			10.000	7/15/2013	167,250
160,000	Crystal US Holdings 3, LLC/Crystal US
	Sub 3 Corporation >			Zero Coupon	10/1/2009	148,246
130,000	Domtar, Inc. ‡			7.125	8/1/2015	129,350
130,000	Drummond Company, Inc.			7.375	2/15/2016	124,800
100,000	Equistar Chemicals, LP			10.625	5/1/2011	105,500
230,000	FMG Finance, Pty. Ltd. *			10.625	9/1/2016	264,500
290,000	Freeport-McMoRan Copper & Gold, Inc.			8.375	4/1/2017	313,562
90,000	Georgia-Pacific Corporation			8.125	5/15/2011	94,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

112

Diversified Income Plus Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (46.1%)	Rate	Date	Value

Basic Materials — continued
$60,000	Georgia-Pacific Corporation	7.000%	1/15/2015	$60,300
140,000	Georgia-Pacific Corporation	7.125	1/15/2017	140,350
210,000	Graphic Packaging International Corporation	9.500	8/15/2013	223,388
240,000	Griffin Coal Mining Company, Pty. Ltd.	9.500	12/1/2016	253,200
170,000	Huntsman International, LLC	7.875	11/13/2014	175,738
80,000	Jefferson Smurfit Corporation	8.250	10/1/2012	80,000
140,000	Lyondell Chemical Company	10.500	6/1/2013	153,300
190,000	Lyondell Chemical Company	8.250	9/15/2016	203,300
320,000	Mosaic Global Holdings, Inc., Convertible	7.375	12/1/2014	333,600
150,000	Ryerson, Inc.	8.250	12/15/2011	151,500
250,000	Terra Capital, Inc.	7.000	2/1/2017	248,750

	Total Basic Materials			4,126,562

Capital Goods (3.7%)
60,000	Ahern Rentals, Inc. ‡	9.250	8/15/2013	62,625
120,000	Ahern Rentals, Inc.	9.250	8/15/2013	125,250
440,000	Allied Waste North America, Inc. ‡	7.875	4/15/2013	456,500
70,000	Ashtead Capital, Inc.	9.000	8/15/2016	74,550
130,000	Ball Corporation	6.625	3/15/2018	129,188
150,000	Berry Plastics Holding Corporation ±	8.875	9/15/2014	153,375
110,000	Browning-Ferris Industries, Inc.	9.250	5/1/2021	119,350
110,000	Browning-Ferris Industries, Inc.	7.400	9/15/2035	105,600
140,000	Case New Holland, Inc.	9.250	8/1/2011	147,000
160,000	Case New Holland, Inc.	7.125	3/1/2014	166,400
100,000	Crown Americas, Inc.	7.625	11/15/2013	102,875
100,000	Crown Americas, Inc.	7.750	11/15/2015	104,000
480,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	501,600
390,000	Fastentech, Inc.	11.500	5/1/2011	413,888
64,000	Invensys plc *	9.875	3/15/2011	68,880
40,000	K&F Acquisition, Inc.	7.750	11/15/2014	42,500
860,000	L-3 Communications Corporation	5.875	1/15/2015	835,275
100,000	Legrand SA	8.500	2/15/2025	117,500
38,000	Mueller Group, Inc.	10.000	5/1/2012	41,040
104,000	Mueller Holdings, Inc. >	Zero Coupon	4/15/2009	94,640
70,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	72,975
210,000	Owens-Illinois, Inc.	7.500	5/15/2010	213,150
190,000	Plastipak Holdings, Inc.	8.500	12/15/2015	201,400
110,000	Rental Services Corporation	9.500	12/1/2014	117,150
110,000	TransDigm, Inc.	7.750	7/15/2014	113,575
90,000	United Rentals North America, Inc.	6.500	2/15/2012	89,775
270,000	United Rentals North America, Inc.	7.000	2/15/2014	269,325

	Total Capital Goods			4,939,386

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

113

Diversified Income Plus Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (46.1%)	Rate	Date	Value

Commercial Mortgage-Backed Securities (1.5%)
$2,000,000	Deutsche Alt-A Securities, Inc. †	5.784%	4/25/2007	$2,000,000

	Total Commercial Mortgage-Backed Securities			2,000,000

Communications Services (5.8%)
18,000	American Cellular Corporation	10.000	8/1/2011	19,058
460,000	American Tower Corporation ‡	7.125	10/15/2012	473,800
270,000	American Towers, Inc. ‡	7.250	12/1/2011	278,100
338	CCH I, LLC	11.000	10/1/2015	350
120,000	Centennial Communications Corporation	8.125	2/1/2014	123,900
175,000	Citizens Communications Company	9.250	5/15/2011	195,125
430,000	Citizens Communications Company	6.250	1/15/2013	426,775
70,000	Dex Media West, LLC/Dex Media West
	Finance Company	9.875	8/15/2013	76,388
170,000	Dobson Cellular Systems	9.875	11/1/2012	185,300
860,000	Echostar DBS Corporation	6.625	10/1/2014	865,375
150,000	Idearc, Inc.	8.000	11/15/2016	154,312
60,000	Intelsat Bermuda, Inc.	9.250	6/15/2016	66,450
410,000	Intelsat Intermediate, Inc. >	Zero Coupon	2/1/2010	340,300
150,000	Intelsat Subsidiary Holding Company, Ltd.	8.625	1/15/2015	160,500
60,000	Kabel Deutschland GmbH *	10.625	7/1/2014	66,900
90,000	Lamar Media Corporation	6.625	8/15/2015	87,750
325,000	Morris Publishing Group, LLC	7.000	8/1/2013	310,375
280,000	NTL Cable plc	9.125	8/15/2016	295,400
135,000	PRIMEDIA, Inc. †	10.735	5/15/2007	139,725
200,000	Qwest Communications International, Inc.	7.250	2/15/2011	204,750
60,000	Qwest Communications International, Inc.	7.500	2/15/2014	61,800
30,000	Qwest Corporation †	8.605	6/15/2007	32,700
470,000	Qwest Corporation	7.875	9/1/2011	499,375
50,000	Qwest Corporation	7.625	6/15/2015	53,375
510,000	R.H. Donnelley Corporation	6.875	1/15/2013	495,975
110,000	R.H. Donnelley Corporation	8.875	1/15/2016	116,875
575,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	623,156
80,000	Rural Cellular Corporation	9.750	1/15/2010	82,400
85,000	Rural Cellular Corporation	9.875	2/1/2010	89,675
200,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	214,000
140,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	150,850
690,000	Videotron Ltee	6.875	1/15/2014	696,900
130,000	Windstream Corporation	7.000	3/15/2019	130,000

	Total Communications Services			7,717,714

Consumer Cyclical (6.9%)
180,000	American Casino & Entertainment Properties, LLC ‡	7.850	2/1/2012	187,200
330,000	Beazer Homes USA, Inc. *	8.625	5/15/2011	322,575
140,000	Beazer Homes USA, Inc.	8.125	6/15/2016	131,600
90,000	Boyd Gaming Corporation	7.125	2/1/2016	88,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

114

Diversified Income Plus Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (46.1%)	Rate	Date	Value

Consumer Cyclical — continued
$360,000	Buhrmann U.S., Inc.	7.875%	3/1/2015	$360,000
180,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125	3/1/2012	188,550
430,000	Corrections Corporation of America	6.250	3/15/2013	430,000
110,000	Dollarama Group, LP †	11.120	6/15/2007	111,100
260,000	Dollarama Group, LP	8.875	8/15/2012	271,050
160,000	Ford Motor Credit Company †	9.810	4/16/2007	169,631
70,000	Ford Motor Credit Company	9.750	9/15/2010	73,734
130,000	Ford Motor Credit Company	7.000	10/1/2013	120,846
260,000	Ford Motor Credit Company	8.000	12/15/2016	250,183
220,000	Gaylord Entertainment Company	6.750	11/15/2014	214,225
460,000	Group 1 Automotive, Inc.	8.250	8/15/2013	477,250
200,000	Group 1 Automotive, Inc., Convertible >	2.250	6/15/2016	173,500
190,000	Hanesbrands, Inc. †	8.735	6/15/2007	193,562
260,000	Harrah’s Operating Company, Inc. *	6.500	6/1/2016	230,344
860,000	Host Marriott, LP	6.375	3/15/2015	853,550
160,000	Jean Coutu Group (PJC), Inc.	7.625	8/1/2012	169,613
190,000	K. Hovnanian Enterprises, Inc. *	7.500	5/15/2016	177,175
550,000	KB Home	6.250	6/15/2015	492,938
180,000	Majestic Star Casino, LLC	9.500	10/15/2010	188,775
520,000	MGM MIRAGE	5.875	2/27/2014	483,600
210,000	Pokagon Gaming Authority	10.375	6/15/2014	231,525
190,000	Poster Financial Group, Inc.	8.750	12/1/2011	197,600
650,000	Royal Caribbean Cruises, Ltd.	7.250	6/15/2016	667,432
220,000	Seminole Hard Rock Entertainment †	7.848	6/15/2007	224,400
130,000	Service Corporation International §	6.750	4/1/2015	129,838
330,000	Station Casinos, Inc.	6.875	3/1/2016	302,362
260,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	276,250
130,000	Turning Stone Resort Casino Enterprise	9.125	9/15/2014	133,575
110,000	United Auto Group, Inc.	7.750	12/15/2016	111,100
180,000	Universal City Florida Holding Company I/II †	10.110	5/1/2007	185,625
150,000	Warnaco, Inc.	8.875	6/15/2013	159,188
235,000	WMG Holdings Corporation >	Zero Coupon	12/15/2009	179,775

	Total Consumer Cyclical			9,157,871

Consumer Non-Cyclical (3.8%)
430,000	Constellation Brands, Inc.	7.250	9/1/2016	435,375
140,000	Coventry Health Care, Inc.	6.125	1/15/2015	141,736
90,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	88,425
90,000	Elan Finance plc/Elan Finance Corporation †	9.360	5/15/2007	91,575
190,000	Genzyme Corporation, Convertible	1.250	12/1/2023	195,225
300,000	HCA, Inc.	9.250	11/15/2016	323,625
170,000	IASIS Healthcare, LLC (IASIS Capital Corporation) *	8.750	6/15/2014	175,950
190,000	Jarden Corporation	7.500	5/1/2017	191,900
200,000	Medtronic, Inc., Convertible	1.500	4/15/2011	204,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

115

Diversified Income Plus Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (46.1%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$160,000	Michael Foods, Inc.	8.000%	11/15/2013	$162,400
195,000	Millipore Corporation, Convertible	3.750	6/1/2026	209,138
230,000	Omnicare, Inc., Convertible	3.250	12/15/2035	201,538
430,000	Reynolds America, Inc.	7.625	6/1/2016	457,447
110,000	Smithfield Foods, Inc. *	8.000	10/15/2009	114,675
320,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	329,600
560,000	Supervalu, Inc.	7.500	11/15/2014	583,800
210,000	Teva Pharmaceutical Finance Company, Convertible	1.750	2/1/2026	204,225
190,000	Triad Hospitals, Inc.	7.000	5/15/2012	197,125
130,000	Triad Hospitals, Inc.	7.000	11/15/2013	135,688
160,000	US Oncology Holdings, Inc. †	10.580	9/17/2007	163,200
90,000	US Oncology, Inc.	9.000	8/15/2012	96,075
170,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	174,038
180,000	Wyeth, Convertible †	4.877	7/15/2007	191,916

	Total Consumer Non-Cyclical			5,069,176

Energy (1.7%)
160,000	CHC Helicopter Corporation	7.375	5/1/2014	155,600
510,000	Chesapeake Energy Corporation	6.375	6/15/2015	507,450
140,000	Chesapeake Energy Corporation	6.250	1/15/2018	138,250
155,000	Denbury Resources, Inc.	7.500	12/15/2015	156,550
130,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	123,012
460,000	Ocean Rig Norway AS	8.375	7/1/2013	487,600
220,000	OPTI Canada, Inc.	8.250	12/15/2014	228,800
200,000	PetroHawk Energy Corporation	9.125	7/15/2013	213,000
60,000	Pioneer Natural Resources Company	5.875	7/15/2016	55,829
150,000	Western Oil Sands, Inc.	8.375	5/1/2012	167,625

	Total Energy			2,233,716

Financials (7.0%)
244,000	Archstone-Smith Operating Trust, Convertible ‡	4.000	7/15/2036	254,370
200,000	AXA SA	6.463	12/14/2018	195,701
168,000	Brandywine Realty Trust, Convertible	3.875	10/15/2026	169,680
200,000	BRE Properties, Inc., Convertible	4.125	8/15/2026	212,750
210,000	Capital One Capital III	7.686	8/15/2036	225,314
210,000	Capital One Capital IV	6.745	2/17/2037	201,194
235,000	Developers Diversified Realty Corporation, Convertible	3.500	8/15/2011	251,156
243,000	Duke Realty, LP, Convertible	3.750	12/1/2011	249,986
290,000	ERP Operating, LP, Convertible	3.850	8/15/2026	293,335
105,000	First Industrial, LP, Convertible	4.625	9/15/2011	109,725
134,000	Forest City Enterprises, Inc., Convertible	3.625	10/15/2011	154,100
300,000	FTI Consulting, Inc.	7.625	6/15/2013	311,250
670,000	General Motors Acceptance Corporation	6.875	9/15/2011	670,649
220,000	Goldman Sachs Group, Inc. Convertible	1.000	3/7/2012	217,470
840,000	J.P. Morgan Chase Capital XX	6.550	9/29/2036	834,429

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

116

Diversified Income Plus Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (46.1%)	Rate	Date	Value

Financials — continued
$580,000	Leucadia National Corporation	7.125%	3/15/2017	$576,375
630,000	Lincoln National Corporation >	7.000	5/17/2016	660,179
220,000	Morgan Stanley Dean Witter &
	Company, Convertible ¿	20.250	8/27/2007	212,476
84,000	National Retail Properties, Inc., Convertible	3.950	9/15/2026	89,670
210,000	ProLogis Trust	5.625	11/15/2016	211,589
420,000	Rabobank Capital Funding Trust	5.254	10/21/2016	404,840
420,000	RBS Capital Trust I	5.512	9/30/2014	413,232
400,000	Residential Capital Corporation	6.500	4/17/2013	396,202
420,000	Swiss RE Capital I, LP	6.854	5/25/2016	433,887
420,000	Wachovia Capital Trust III	5.800	3/15/2011	425,009
695,000	Washington Mutual Preferred Funding	6.665	12/15/2016	682,075
50,000	Washington Real Estate
	Investment Trust, Convertible	3.875	9/15/2026	49,312
380,000	Wells Fargo & Company, Convertible †	5.110	5/1/2007	379,065

	Total Financials			9,285,020

Mortgage-Backed Securities (3.1%)
4,000,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through §	6.000	4/1/2037	4,028,750

	Total Mortgage-Backed Securities			4,028,750

Technology (1.6%)
130,000	Avago Technologies Finance Pte †	10.860	6/1/2007	136,175
130,000	Avago Technologies Finance Pte	10.125	12/1/2013	140,725
275,000	Electronic Data Systems Corporation, Convertible	3.875	7/15/2023	289,438
190,000	Freescale Semiconductor, Inc.	8.875	12/15/2014	190,238
303,000	Intel Corporation, Convertible	2.950	12/15/2035	262,095
80,000	NXP BV/NXP Funding, LLC †	8.110	4/15/2007	82,300
250,000	NXP BV/NXP Funding, LLC	9.500	10/15/2015	258,125
370,000	Seagate Technology HDD Holdings	6.800	10/1/2016	371,850
200,000	UGS Corporation	10.000	6/1/2012	218,750
110,000	Unisys Corporation	6.875	3/15/2010	110,000

	Total Technology			2,059,696

Transportation (0.9%)
217,023	Continental Airlines, Inc.	7.875	7/2/2018	225,704
140,000	Delta Air Lines, Inc. =	7.920	11/18/2010	143,150
60,000	Hertz Corporation	8.875	1/1/2014	64,650
100,000	Hertz Corporation	10.500	1/1/2016	114,000
150,000	H-Lines Finance Holding Corporation >	Zero Coupon	4/1/2008	142,500
150,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	151,688
371,288	Piper Jaffray Equipment Trust Securities	6.750	4/1/2011	369,431

	Total Transportation			1,211,123

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

117

Diversified Income Plus Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (46.1%)	Rate	Date	Value

Utilities (5.4%)
$70,000	AES Corporation ‡	8.875%	2/15/2011	$75,250
170,000	AES Corporation ‡	8.750	5/15/2013	181,050
350,000	Colorado Interstate Gas Company	6.800	11/15/2015	372,219
70,000	Consumers Energy Company	6.300	2/1/2012	70,700
210,000	Copano Energy, LLC	8.125	3/1/2016	217,350
110,000	Dynegy Holdings, Inc.	6.875	4/1/2011	110,275
120,000	Dynegy Holdings, Inc.	8.375	5/1/2016	124,800
120,000	Edison Mission Energy	7.500	6/15/2013	123,900
130,000	Edison Mission Energy	7.750	6/15/2016	135,525
210,000	El Paso Production Holding Company	7.750	6/1/2013	219,450
620,000	Enterprise Products Operating, LP >	8.375	8/1/2016	678,459
95,000	Midwest Generation, LLC	8.750	5/1/2034	103,075
70,000	Mirant North America, LLC	7.375	12/31/2013	71,750
150,000	Mission Energy Holding Company	13.500	7/15/2008	163,500
540,000	NRG Energy, Inc.	7.375	2/1/2016	554,850
110,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	114,875
150,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	6.250	9/15/2015	149,993
105,000	Reliant Energy Resources Corporation	6.750	12/15/2014	110,906
860,000	Sabine Pass LNG LP	7.500	11/30/2016	866,450
360,000	SemGroup, LP	8.750	11/15/2015	365,400
160,000	Southern Natural Gas Company	7.350	2/15/2031	176,961
110,000	Southern Star Central Corporation	6.750	3/1/2016	110,000
1,100,000	TXU Energy Company, LLC †	5.850	6/18/2007	1,099,911
430,000	Williams Companies, Inc.	8.125	3/15/2012	467,625
290,000	Williams Companies, Inc.	8.750	3/15/2032	334,225
120,000	Williams Partners, LP	7.250	2/1/2017	126,900

	Total Utilities			7,125,399

	Total Long-Term Fixed Income (cost $60,587,885)			61,057,899

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.6%)	Rate (+)	Date	Value

6,016,634	Thrivent Financial Securities Lending Trust	5.350%	N/A	$6,016,634

	Total Collateral Held for Securities Loaned
	(cost $6,016,634)			6,016,634

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

118

Diversified Income Plus Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (9.9%)		Rate (+)	Date	Value

$585,000	Federal National Mortgage Association		5.000%	4/2/2007	$584,837
200,000	Federal National Mortgage Association ‡		5.080	7/16/2007	197,037
5,380,000	GOVCO, Inc.		5.400	4/2/2007	5,378,386
1,500,000	Paradigm Funding, LLC		5.350	4/12/2007	1,497,325
5,395,329	Thrivent Money Market Portfolio		5.050	N/A	5,395,329

	Total Short-Term Investments (cost $13,052,857)				13,052,913

	Total Investments (cost $137,805,037) 106.2%				$140,412,811

	Other Assets and Liabilities, Net (6.2%)				(8,241,388)

	Total Net Assets 100.0%				$132,171,423

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

REIT Future	3	June 2007	$99,928	$100,530	$602
S&P 500 Index Mini-Futures	5	June 2007	$358,776	$357,800	($976)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

‡ At March 30, 2007, $378,087 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts and an unfunded loan commitment. In addition, $1,269,195 and $643,700 of investments were earmarked as collateral to cover open financial futures contracts and an unfunded loan commitment, respectively.

= In bankruptcy.

¿ These securities are Equity-Linked Structured Securities.

Definitions:

REIT — Real Estate Investment Trust Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$4,371,129
Gross unrealized depreciation	(1,763,355)

Net unrealized appreciation (depreciation)	$2,607,774
Cost for federal income tax purposes	$137,805,037

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

119

Income Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.2%)	Rate	Date	Value

Asset-Backed Securities (8.8%)
$5,219,474	Bear Stearns Mortgage Funding Trust †~	5.460%	4/25/2007	$5,217,125
10,000,000	Chase Funding Issuance Trust ±†	5.310	4/15/2007	10,006,040
45,696	Countrywide Asset-Backed Certificates	3.903	1/25/2031	45,527
5,000,000	Credit Based Asset Servicing and Securitization, LLC ±†	5.430	4/25/2007	4,997,275
10,000,000	DaimlerChrysler Master Owner Trust ±†	5.370	4/15/2007	10,003,040
4,500,000	First Franklin Mortgage Loan Asset-Backed Certificates ±†	5.410	4/25/2007	4,498,484
8,500,000	Ford Credit Floor Plan Master Owner Trust †‡	5.500	4/15/2007	8,506,188
2,074,558	GE Commercial Loan Trust †	5.420	4/19/2007	2,074,496
10,000,000	GE Dealer Floorplan Master Note Trust ±†	5.360	4/20/2007	10,004,130
11,500,000	GMAC Mortgage Corporation Loan Trust †‡	5.390	4/25/2007	11,487,454
10,000,000	GMAC Mortgage Corporation Loan Trust ±†	5.410	4/25/2007	9,998,020
1,484,414	GMAC Mortgage Corporation Loan Trust †	5.420	4/25/2007	1,484,493
2,740,852	IndyMac Seconds Asset-Backed Trust †	5.490	4/25/2007	2,738,673
220,994	Option One Mortgage Loan Trust †	5.480	4/25/2007	221,026
766,170	Popular ABS Mortgage Pass-Through Trust †	5.430	4/25/2007	766,180
3,052,719	Popular ABS Mortgage Pass-Through Trust †	5.450	4/25/2007	3,053,296
2,569,741	Residential Asset Mortgage Products, Inc. †	5.430	4/25/2007	2,570,001
13,000,000	Washington Mutual Master Note Trust †	5.350	4/15/2007	13,000,000

	Total Asset-Backed Securities			100,671,448

Basic Materials (2.7%)
4,710,000	Alcan, Inc. ±	5.000	6/1/2015	4,517,662
4,500,000	BHP Billiton Finance, Ltd. ±	5.400	3/29/2017	4,465,755
1,800,000	Crystal US Holdings 3, LLC/Crystal US
	Sub 3 Corporation >	Zero Coupon	10/1/2009	1,671,750
1,500,000	Freeport-McMoRan Copper & Gold, Inc. †	8.564	10/1/2007	1,576,875
7,300,000	Glencore Funding, LLC ±	6.000	4/15/2014	7,235,694
4,400,000	Lubrizol Corporation	5.500	10/1/2014	4,306,236
3,000,000	Lyondell Chemical Company ±	8.000	9/15/2014	3,142,500
3,500,000	Precision Castparts Corporation *	5.600	12/15/2013	3,518,526

	Total Basic Materials			30,434,998

Capital Goods (1.9%)
2,400,000	CRH America, Inc. ‡	6.000	9/30/2016	2,432,882
3,429,000	Goodrich Corporation ±	6.800	7/1/2036	3,694,974
1,805,000	Lockheed Martin Corporation *	6.150	9/1/2036	1,872,686
5,250,000	Oakmont Asset Trust	4.514	12/22/2008	5,149,504
1,800,000	Owens Corning, Inc.	7.000	12/1/2036	1,795,185
2,935,000	Sealed Air Corporation	6.875	7/15/2033	2,925,734
4,106,830	Systems 2001 Asset Trust, LLC ±	6.664	9/15/2013	4,328,722

	Total Capital Goods			22,199,687

Commercial Mortgage-Backed Securities (14.9%)
4,562,791	Banc of America Commercial Mortgage, Inc. ‡	4.037	11/10/2039	4,476,860
3,000,000	Banc of America Commercial Mortgage, Inc. ‡	5.118	7/11/2043	2,993,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

120

Income Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.2%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$10,194,395	Banc of America Mortgage Securities, Inc.	4.804%	9/25/2035	$10,100,759
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc. §	5.470	3/15/2022	3,000,000
2,788,881	Citigroup Commercial Mortgage Trust †~	5.390	4/15/2007	2,788,900
5,000,000	Citigroup Mortgage Loan Trust, Inc. ±	5.536	3/25/2036	4,983,115
1,174,090	Commercial Mortgage Pass-Through Certificates †~	5.420	4/15/2007	1,174,100
2,000,000	Commercial Mortgage Pass-Through Certificates †	5.450	4/15/2007	1,999,988
10,000,000	Crown Castle International Corporation ‡	5.245	11/15/2036	10,022,590
5,000,000	Deutsche Alt-A Securities, Inc. †	5.784	4/25/2007	5,000,000
9,000,000	Greenwich Capital Commercial Funding Corporation	5.914	7/10/2038	9,394,056
4,786,434	HomeBanc Mortgage Trust	6.015	4/25/2037	4,854,694
5,500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	4.302	1/15/2038	5,332,080
9,988,683	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	5.284	5/15/2047	10,025,381
10,000,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	5.336	5/15/2047	9,937,470
9,802,924	J.P. Morgan Mortgage Trust	5.012	7/25/2035	9,745,420
5,461,945	Lehman Brothers “CALSTRS” Mortgage Trust ±~	3.988	11/20/2012	5,413,355
7,779,020	Merrill Lynch Mortgage Investors, Inc.	4.877	6/25/2035	7,744,536
6,000,000	Merrill Lynch Mortgage Trust	4.747	5/12/2043	5,772,552
8,625,000	Merrill Lynch Mortgage Trust	5.264	1/12/2044	8,603,325
7,315,751	Thornburg Mortgage Securities Trust †	5.410	4/25/2007	7,299,371
7,700,000	Wachovia Bank Commercial Mortgage Trust	4.390	2/15/2036	7,468,376
6,936,828	Wachovia Mortgage Loan Trust, LLC	5.574	5/20/2036	6,989,992
9,000,000	Washington Mutual Alternative Loan Trust †	5.764	4/25/2007	9,000,000
3,741,565	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	3,633,785
1,947,422	Washington Mutual Mortgage Pass-Through Certificates †	5.610	4/25/2007	1,950,206
3,662,628	Washington Mutual Mortgage Pass-Through Certificates	4.836	9/25/2035	3,618,947
6,746,578	Zuni Mortgage Loan Trust †	5.450	4/25/2007	6,739,737

	Total Commercial Mortgage-Backed Securities			170,063,433

Communications Services (7.4%)
1,400,000	AT&T Corporation ±	8.000	11/15/2031	1,730,102
6,000,000	British Telecom plc ±‡	8.625	12/15/2010	6,697,554
1,325,000	British Telecom plc ~	9.125	12/15/2030	1,819,242
1,700,000	Comcast Corporation ‡	5.900	3/15/2016	1,729,463
5,400,000	Comcast Corporation ‡	5.875	2/15/2018	5,414,596
6,000,000	Cox Communications, Inc.	4.625	6/1/2013	5,740,410
1,330,000	Cox Communications, Inc. ±	5.450	12/15/2014	1,313,817
1,800,000	Embarq Corporation ~	7.082	6/1/2016	1,835,181
5,000,000	Intelsat Intermediate, Inc. >	Zero Coupon	2/1/2010	4,150,000
3,850,000	New Cingular Wireless Services, Inc. ‡~	8.125	5/1/2012	4,333,849
1,350,000	New Cingular Wireless Services, Inc. ±	8.750	3/1/2031	1,741,423
2,140,000	News America, Inc.	6.400	12/15/2035	2,128,604
5,115,000	Nextel Communications, Inc.	7.375	8/1/2015	5,290,439
2,750,000	Nextel Partners, Inc.	8.125	7/1/2011	2,872,449

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

121

Income Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.2%)	Rate	Date	Value

Communications Services — continued
$4,800,000	Qwest Corporation	8.875%	3/15/2012	$5,304,000
4,815,000	Rogers Cable, Inc.	5.500	3/15/2014	4,688,606
3,555,000	Rogers Cable, Inc.	6.750	3/15/2015	3,679,425
510,000	Rogers Cable, Inc. *	8.750	5/1/2032	629,850
3,000,000	Rogers Wireless Communications, Inc.	6.375	3/1/2014	3,075,000
2,205,000	Sprint Nextel Corporation	6.000	12/1/2016	2,169,954
3,000,000	Telecom Italia Capital SA	5.250	11/15/2013	2,908,626
2,750,000	Telecom Italia Capital SA	5.250	10/1/2015	2,609,052
1,850,000	Time Warner Entertainment Company, LP	8.375	3/15/2023	2,186,826
4,555,000	Verizon Communications, Inc.	5.550	2/15/2016	4,557,815
1,835,000	Verizon Communications, Inc.	5.500	4/1/2017	1,821,091
3,600,000	Vodafone Group plc	5.625	2/27/2017	3,568,835

	Total Communications Services			83,996,209

Consumer Cyclical (4.0%)
5,000,000	DaimlerChrysler North American Holdings Corporation ‡	5.750	9/8/2011	5,079,660
2,300,000	Federated Retail Holdings, Inc. ~	5.350	3/15/2012	2,293,979
2,645,000	Federated Retail Holdings, Inc. ~	5.900	12/1/2016	2,635,134
3,150,000	Ford Motor Credit Company ±	6.625	6/16/2008	3,140,062
2,100,000	Ford Motor Credit Company	8.000	12/15/2016	2,020,710
975,000	General Motors Corporation *	8.250	7/15/2023	877,500
3,435,000	JC Penney & Company, Inc.	7.950	4/1/2017	3,899,704
3,000,000	Marriott International, Inc. ±	7.000	1/15/2008	3,027,762
4,200,000	May Department Stores Company	4.800	7/15/2009	4,158,092
4,100,000	Nissan Motor Acceptance Corporation	5.625	3/14/2011	4,125,387
3,000,000	Royal Caribbean Cruises, Ltd. *	7.250	6/15/2016	3,080,454
1,815,000	Time Warner, Inc.	6.500	11/15/2036	1,809,862
2,180,000	Viacom, Inc.	5.750	4/30/2011	2,209,918
3,025,000	Wal-Mart Stores, Inc. §	5.875	4/5/2027	3,032,166
2,445,000	Walt Disney Company ~	5.625	9/15/2016	2,497,910
1,200,000	Yum! Brands, Inc. *±	6.250	4/15/2016	1,233,274

	Total Consumer Cyclical			45,121,574

Consumer Non-Cyclical (3.2%)
5,600,000	Abbott Laboratories ±	5.600	5/15/2011	5,710,706
1,200,000	AmerisourceBergen Corporation	5.625	9/15/2012	1,202,519
3,000,000	AmerisourceBergen Corporation ±	5.875	9/15/2015	2,981,184
3,325,000	Baxter International, Inc. ‡	5.900	9/1/2016	3,431,334
6,000,000	Bunge Limited Finance Corporation ±‡	5.350	4/15/2014	5,784,582
3,000,000	Laboratory Corporation of America Holdings	5.625	12/15/2015	2,966,259
2,070,000	Procter & Gamble Company	5.550	3/5/2037	2,013,973
4,200,000	Triad Hospitals, Inc. ±	7.000	5/15/2012	4,357,500
6,750,000	Wyeth ±~	6.950	3/15/2011	7,176,472
1,425,000	Wyeth	5.950	4/1/2037	1,403,413

	Total Consumer Non-Cyclical			37,027,942

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

122

Income Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.2%)	Rate	Date	Value

Energy (3.5%)
$6,700,000	Canadian Natural Resources, Ltd.	5.700%	5/15/2017	$6,669,026
1,550,000	Consolidated Natural Gas Company ~	5.000	12/1/2014	1,499,158
4,800,000	Enterprise Products Operating, LP ±	5.600	10/15/2014	4,789,037
2,700,000	Magellan Midstream Partners, LP	6.450	6/1/2014	2,812,798
2,500,000	Premcor Refining Group, Inc.	6.125	5/1/2011	2,579,518
2,800,000	Premcor Refining Group, Inc.	6.750	5/1/2014	2,916,981
5,150,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II	5.298	9/30/2020	4,966,300
1,650,000	Southern California Gas Company	5.750	11/15/2035	1,633,652
3,000,000	Southern Natural Gas Company	5.900	4/1/2017	2,999,979
3,600,000	Southern Star Central Corporation	6.750	3/1/2016	3,600,000
3,000,000	Transcontinental Gas Pipe Corporation	8.875	7/15/2012	3,412,500
900,000	Transcontinental Gas Pipe Corporation	6.400	4/15/2016	928,125

	Total Energy			38,807,074

Financials (20.6%)
2,400,000	Ace INA Holdings, Inc. ±	6.700	5/15/2036	2,547,134
2,875,000	American International Group, Inc. ~	6.250	3/15/2037	2,798,295
3,100,000	Archstone-Smith Operating Trust ±	5.625	8/15/2014	3,129,692
3,900,000	AXA SA ±	6.463	12/14/2018	3,816,177
1,030,000	BAC Capital Trust XI ±	6.625	5/23/2036	1,089,882
3,800,000	BAC Capital Trust XIV ±	5.630	3/15/2012	3,801,645
3,350,000	BNP Paribas SA ±	5.186	6/29/2015	3,208,047
1,115,000	Capital One Capital III ‡	7.686	8/15/2036	1,196,308
2,460,000	Capital One Financial Corporation ±	5.250	2/21/2017	2,347,054
3,000,000	Corestates Capital Trust I ±	8.000	12/15/2026	3,118,962
1,800,000	Coventry Health Care, Inc. ~	5.875	1/15/2012	1,828,694
1,500,000	Coventry Health Care, Inc. ~	6.125	1/15/2015	1,518,602
1,500,000	Coventry Health Care, Inc.	5.950	3/15/2017	1,491,944
6,000,000	Credit Suisse USA, Inc. ±	5.250	3/2/2011	6,029,148
4,200,000	Endurance Specialty Holdings, Ltd. ‡	6.150	10/15/2015	4,193,641
2,500,000	ERP Operating, LP ±~	5.125	3/15/2016	2,438,145
2,375,000	General Electric Capital Corporation ‡	5.720	8/22/2011	2,393,440
5,000,000	General Electric Capital Corporation ±	4.375	3/3/2012	4,847,625
12,470,000	General Motors Acceptance Corporation ±‡	6.875	9/15/2011	12,482,083
7,200,000	General Motors Acceptance Corporation, LLC ±	6.000	12/15/2011	6,983,352
5,500,000	Goldman Sachs Group, Inc. ‡	5.125	1/15/2015	5,355,460
4,000,000	HSBC Capital Funding, LP/Jersey Channel Islands ±	9.547	6/30/2010	4,497,784
1,220,000	HSBC Holdings plc ±	6.500	5/2/2036	1,289,429
3,250,000	International Lease Finance Corporation *	5.750	6/15/2011	3,330,051
5,185,000	iStar Financial, Inc. *	5.850	3/15/2017	5,123,210
4,410,000	J.P. Morgan Chase Bank NA	5.875	6/13/2016	4,530,195
2,840,000	Liberty Property, LP	5.500	12/15/2016	2,820,228
5,980,000	Lincoln National Corporation	7.000	5/17/2016	6,266,460
2,750,000	Marsh & McLennan Companies, Inc. ±	5.750	9/15/2015	2,731,768
2,370,000	Merrill Lynch & Company, Inc.	6.050	5/16/2016	2,431,331
1,350,000	Merrill Lynch & Company, Inc. *	6.110	1/29/2037	1,308,778

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

123

Income Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.2%)	Rate	Date	Value

Financials — continued
$6,730,000	Mitsubishi UFG Capital Finance, Ltd.	6.346%	7/25/2016	$6,874,439
3,000,000	Monumental Global Funding II ±	4.625	3/15/2010	2,961,441
2,400,000	Morgan Stanley	3.875	1/15/2009	2,351,357
3,630,000	Morgan Stanley *	6.250	8/9/2026	3,726,623
7,000,000	Preferred Term Securities XXIII, Ltd. †	5.550	6/22/2007	6,998,906
2,670,000	ProLogis *	5.500	4/1/2012	2,696,484
2,600,000	ProLogis	5.625	11/15/2015	2,620,899
3,000,000	Protective Life Secured Trust *	4.850	8/16/2010	2,994,282
2,500,000	Prudential Financial, Inc. *	4.750	6/13/2015	2,380,608
1,095,000	Prudential Financial, Inc. *	5.900	3/17/2036	1,087,440
1,120,000	Prudential Financial, Inc.	5.700	12/14/2036	1,072,073
3,750,000	RBS Capital Trust I	5.512	9/30/2014	3,689,569
5,040,000	Residential Capital Corporation †	6.460	4/17/2007	5,021,261
3,300,000	Residential Capital Corporation *†	7.190	4/17/2007	3,271,194
7,775,000	Residential Capital Corporation	6.000	2/22/2011	7,669,408
6,800,000	Residential Capital Corporation	6.500	4/17/2013	6,735,441
6,000,000	Resona Bank, Ltd.	5.850	4/15/2016	5,970,672
3,500,000	Simon Property Group, LP	4.600	6/15/2010	3,440,640
2,100,000	Simon Property Group, LP	5.375	6/1/2011	2,113,041
2,280,000	Simon Property Group, LP	5.750	12/1/2015	2,310,821
6,300,000	SLM Corporation	5.400	10/25/2011	6,351,383
3,660,000	SMFG Preferred Capital GBP 1, Ltd.	6.078	1/25/2017	3,667,100
4,200,000	Swiss RE Capital I, LP *	6.854	5/25/2016	4,338,869
3,000,000	Travelers Property Casualty Corporation	5.000	3/15/2013	2,951,271
3,825,000	Wachovia Bank NA	4.875	2/1/2015	3,688,692
3,585,000	Wachovia Capital Trust III	5.800	3/15/2011	3,627,755
3,650,000	Wachovia Corporation *	5.300	10/15/2011	3,671,013
3,440,000	Washington Mutual Bank FA *	5.125	1/15/2015	3,300,116
1,340,000	Washington Mutual Preferred Funding *	6.665	12/15/2016	1,315,080
6,000,000	WellPoint, Inc.	5.000	12/15/2014	5,822,214
4,600,000	Willis North America, Inc.	6.200	3/28/2017	4,610,102
5,500,000	XL Capital, Ltd.	6.500	4/15/2017	5,334,516

	Total Financials			235,609,274

Foreign (0.5%)
4,800,000	Pemex Finance, Ltd. ±	9.030	2/15/2011	5,143,968

	Total Foreign			5,143,968

Mortgage-Backed Securities (16.6%)
131,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	4/1/2037	130,102,808
59,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.000	4/1/2037	59,424,092

	Total Mortgage-Backed Securities			189,526,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

124

Income Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.2%)	Rate	Date	Value

Transportation (3.2%)
$3,303,571	Continental Airlines, Inc. ~	7.875%	7/2/2018	$3,435,713
2,100,000	Continental Airlines, Inc. §	5.983	4/19/2022	2,100,000
2,000,000	FedEx Corporation ±	3.500	4/1/2009	1,937,564
3,729,029	FedEx Corporation ~	6.845	1/15/2019	4,014,896
3,439,051	FedEx Corporation ~	6.720	1/15/2022	3,703,066
2,750,000	Hertz Corporation	8.875	1/1/2014	2,963,125
13,430,000	Northwest Airlines, Inc. =	6.841	4/1/2011	13,446,788
5,012,382	Piper Jaffray Equipment Trust Securities	6.750	4/1/2011	4,987,321

	Total Transportation			36,588,473

U.S. Government (11.8%)
5,000,000	Federal Home Loan Bank *	5.625	6/13/2016	5,142,940
22,500,000	Federal National Mortgage Association ~	5.300	2/22/2011	22,440,578
24,300,000	U.S. Treasury Bonds *	6.250	8/15/2023	27,897,542
8,700,000	U.S. Treasury Bonds	6.125	8/15/2029	10,118,509
7,000,000	U.S. Treasury Notes *	4.000	4/15/2010	6,892,816
3,150,000	U.S. Treasury Notes *	4.625	2/29/2012	3,161,690
32,208,900	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	31,896,860
38,000,000	U.S. Treasury Principal Strips *‡	Zero Coupon	11/15/2022	17,516,936
12,750,000	U.S. Treasury Strips	Zero Coupon	2/15/2013	9,796,628

	Total U.S. Government			134,864,499

Utilities (6.1%)
3,000,000	Baltimore Gas & Electric Company ±	5.900	10/1/2016	3,043,497
2,500,000	Carolina Power & Light, Inc. ±‡	5.150	4/1/2015	2,455,085
2,730,000	Cincinnati Gas & Electric Company ±	5.700	9/15/2012	2,777,248
3,950,000	Cleveland Electric Illuminating Company ±	7.430	11/1/2009	4,148,061
1,775,000	Cleveland Electric Illuminating Company	5.700	4/1/2017	1,764,323
2,930,000	Commonwealth Edison Company	5.400	12/15/2011	2,859,961
2,500,000	DTE Energy Company	6.375	4/15/2033	2,565,588
1,500,000	Exelon Corporation ±	6.750	5/1/2011	1,562,600
3,500,000	Exelon Corporation ±	4.900	6/15/2015	3,270,474
1,800,000	Florida Power & Light Company	6.200	6/1/2036	1,908,166
3,000,000	ITC Holdings Corporation	5.875	9/30/2016	3,016,215
2,300,000	MidAmerican Energy Holdings Company	3.500	5/15/2008	2,256,953
2,400,000	MidAmerican Energy Holdings Company	6.125	4/1/2036	2,394,811
6,450,000	NiSource Finance Corporation	7.875	11/15/2010	6,990,729
2,000,000	NRG Energy, Inc.	7.250	2/1/2014	2,050,000
1,500,000	NRG Energy, Inc.	7.375	2/1/2016	1,541,250
1,550,000	Ohio Edison Company	6.875	7/15/2036	1,681,215
1,959,395	Power Contract Financing, LLC ±	6.256	2/1/2010	1,977,833
3,426,070	Power Receivables Finance, LLC ±	6.290	1/1/2012	3,461,324
1,075,000	Progress Energy, Inc.	7.000	10/30/2031	1,189,823
4,800,000	PSEG Power, LLC	5.000	4/1/2014	4,629,854
2,270,000	PSI Energy, Inc.	5.000	9/15/2013	2,209,014
2,770,000	Southwestern Public Service Company	6.000	10/1/2036	2,739,389

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

125

Income Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (105.2%)	Rate	Date	Value

Utilities — continued
$4,600,000	TXU Energy Company, LLC †	5.850%	6/18/2007	$4,599,627
2,580,000	Virginia Electric & Power Company	6.000	1/15/2036	2,572,350

	Total Utilities			69,665,390

	Total Long-Term Fixed Income (cost $1,192,471,583)			1,199,720,869

			Expiration
Contracts	Options Purchased (<0.1%)	Price	Date	Value

620	Call on U.S. Treasury Bond Futures	$109	4/20/2007	$106,562

	Total Options Purchased (cost $234,050)			106,562

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (9.1%)	Rate (+)	Date	Value

104,368,265	Thrivent Financial Securities Lending Trust	5.35%	N/A	$104,368,265

	Total Collateral Held for Securities Loaned
	(cost $104,368,265)			104,368,265

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (11.0%)	Rate (+)	Date	Value

$6,300,000	Amsterdam Funding Corporation ±	5.280%	4/5/2007	$6,295,380
3,112,000	Falcon Asset Securitization Corporation	5.270	4/13/2007	3,106,078
9,060,000	Greyhawk Funding, LLC	5.300	4/17/2007	9,037,325
11,000,000	Jupiter Securitization Company, LLC	5.300	4/12/2007	10,980,567
8,000,000	Kitty Hawk Funding Corporation	5.280	4/20/2007	7,976,533
10,000,000	Louis Dreyfus Corporation	5.260	4/10/2007	9,985,389
5,000,000	Nieuw Amsterdam Receivables Corporation	5.280	4/20/2007	4,985,333
8,210,000	Park Avenue Receivables Corporation	5.270	4/13/2007	8,194,376
3,145,000	Regency Markets No. 1, LLC	5.250	4/16/2007	3,137,662
16,506,277	Thrivent Money Market Portfolio	5.050	N/A	16,506,277
22,870,000	Toyota Motor Credit Corporation	5.400	4/2/2007	22,863,139
6,000,000	UBS Finance Corporation	5.295	4/3/2007	5,997,352
10,000,000	UBS Finance Corporation	5.270	4/9/2007	9,986,825
7,000,000	Victory Receivables Corporation	5.340	4/3/2007	6,996,885

	Total Short-Term Investments (at amortized cost)			126,049,121

	Total Investments (cost $1,423,123,019) 125.3%			$1,430,244,817

	Other Assets and Liabilities, Net (25.3%)			(288,952,890)

	Total Net Assets 100.0%			$1,141,291,927

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

126

Income Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	(280)	June 2007	($29,582,896)	($29,623,126)	($40,230)
10-Yr. U.S. Treasury Bond Futures	(340)	June 2007	($36,809,277)	($36,762,500)	$46,777

				Notional
		Buy/Sell	Termination	Principal	Unrealized
Swaps		Protection	Date	Amount	Gain/(Loss)

Dow Jones CDX North America High Yield Index
Series 7 at 3.25%		Buy	December 2011	($9,000,000)	$62,947

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rat eand next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

‡ At March 30, 2007, $1,797,791 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $74,398,487 and $10,022,590 of investments were earmarked as collateral to cover open financial futures and swap contracts, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

= In bankruptcy.

Definitions:

TIPS — Treasury Inflation Protected Security

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$12,538,222
Gross unrealized depreciation	(5,416,424)

Net unrealized appreciation (depreciation)	$7,121,798
Cost for federal income tax purposes	$1,432,123,019

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

127

Bond Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.1%)	Rate	Date	Value

Asset-Backed Securities (18.5%)
$2,000,000	Americredit Automobile Receivables Trust ±†	5.400%	4/6/2007	$1,999,990
2,000,000	Bear Stearns Asset-Backed Securities, Inc. ±†	5.560	4/25/2007	2,000,764
1,118,459	Bear Stearns Mortgage Funding Trust †	5.460	4/25/2007	1,117,955
556,699	Countrywide Asset-Backed Certificates ±†	5.400	4/25/2007	556,663
2,500,000	Countrywide Asset-Backed Certificates	5.549	4/25/2036	2,493,675
750,000	Countrywide Home Loans Asset-Backed Securities	6.085	6/25/2021	760,538
2,500,000	Credit Based Asset Servicing and Securitization, LLC ±†	5.430	4/25/2007	2,498,638
1,250,000	Credit Based Asset Servicing and Securitization, LLC ±	5.501	12/25/2036	1,247,088
2,500,000	DaimlerChrysler Master Owner Trust ±†	5.370	4/15/2007	2,500,760
73,289	FBR Securitization Trust, LLC †	5.440	4/25/2007	73,282
517,272	First Franklin Mortgage Loan Asset-Backed Certificates †	5.420	4/25/2007	517,315
1,500,000	First Franklin Mortgage Loan Asset-Backed Certificates †	5.430	4/25/2007	1,499,680
2,332,877	First Horizon ABS Trust †	5.450	4/25/2007	2,330,975
1,900,917	First Horizon ABS Trust ±†	5.480	4/25/2007	1,899,385
1,500,000	Ford Credit Floor Plan Master Owner Trust †	5.500	4/15/2007	1,501,092
294,913	Fremont Home Loan Trust †	5.480	4/25/2007	294,935
2,000,000	GE Dealer Floorplan Master Note Trust ±†	5.360	4/20/2007	2,000,826
3,000,000	GMAC Mortgage Corporation Loan Trust ±†	5.390	4/25/2007	2,996,727
2,500,000	GMAC Mortgage Corporation Loan Trust ±†	5.410	4/25/2007	2,499,505
49,846	Green Tree Financial Corporation ±	6.330	11/1/2029	50,805
1,827,235	IndyMac Seconds Asset-Backed Trust †	5.490	4/25/2007	1,825,782
491,511	Massachusetts RRB Special Purpose Trust ±	3.780	9/15/2010	485,842
725,939	Master Asset-Backed Securities Trust †	5.400	4/25/2007	726,048
1,626,841	National Collegiate Student Loan Trust †	5.380	4/25/2007	1,627,934
220,994	Option One Mortgage Loan Trust †	5.480	4/25/2007	221,026
239,428	Popular ABS Mortgage Pass-Through Trust †	5.430	4/25/2007	239,431
675,380	Popular ABS Mortgage Pass-Through Trust †	5.450	4/25/2007	675,508
640,312	Residential Asset Securities Corporation †	5.400	4/25/2007	640,394
78,789	Residential Asset Securities Corporation †	5.430	4/25/2007	78,782
764,541	SLM Student Loan Trust †	5.370	4/25/2007	764,769
321,224	Specialty Underwriting and Residential Finance Trust †	5.440	4/25/2007	321,250
2,000,000	Textron Financial Floorplan Master Note Trust ±†	5.440	4/13/2007	2,003,078
2,000,000	Wachovia Asset Securitization, Inc. †	5.460	4/25/2007	2,000,000

	Total Asset-Backed Securities			42,450,442

Basic Materials (0.5%)
500,000	Alcan, Inc. ±	5.200	1/15/2014	491,066
275,000	Alcan, Inc.	6.125	12/15/2033	267,405
27,000	Dow Chemical Company	7.375	11/1/2029	30,050
300,000	Potash Corporation of Saskatchewan, Inc. ±	7.750	5/31/2011	327,423

	Total Basic Materials			1,115,944

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

128

Bond Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.1%)	Rate	Date	Value

Capital Goods (1.3%)
$975,000	Boeing Capital Corporation ±	6.100%	3/1/2011	$1,011,935
275,000	Caterpillar, Inc. ±	4.500	6/15/2009	271,774
800,000	General Electric Company ±	5.000	2/1/2013	793,941
350,000	John Deere Capital Corporation ±	7.000	3/15/2012	378,302
27,000	Lockheed Martin Corporation	6.150	9/1/2036	28,012
200,000	Northrop Grumman Corporation ±	7.125	2/15/2011	213,884
275,000	United Technologies Corporation	6.050	6/1/2036	281,778

	Total Capital Goods			2,979,626

Commercial Mortgage-Backed Securities (14.7%)
700,000	Banc of America Commercial Mortgage, Inc. ±	5.118	7/11/2043	698,562
400,000	Bear Stearns Commercial Mortgage Securities, Inc. ±	3.869	2/11/2041	391,198
2,500,000	Bear Stearns Commercial Mortgage Securities, Inc. §	5.470	3/15/2022	2,500,000
2,482,163	Chase Mortgage Finance Corporation	4.579	2/25/2037	2,443,260
1,394,440	Citigroup Commercial Mortgage Trust †	5.390	4/15/2007	1,394,450
293,523	Commercial Mortgage Pass-Through Certificates ±†	5.420	4/15/2007	293,525
2,500,000	Commercial Mortgage Pass-Through Certificates ±†	5.450	4/15/2007	2,499,985
1,353,413	Credit Suisse First Boston Mortgage Securities Corporation ±	3.861	3/15/2036	1,330,385
500,000	Credit Suisse First Boston Mortgage Securities Corporation	4.829	11/15/2037	485,111
2,000,000	Crown Castle International Corporation ±	5.245	11/15/2036	2,004,518
800,000	General Electric Commercial Mortgage Corporation ±	4.641	9/10/2013	781,990
500,000	GMAC Commercial Mortgage Securities, Inc.	4.547	12/10/2041	487,881
1,000,000	Greenwich Capital Commercial Funding Corporation ±	5.317	6/10/2036	1,003,255
1,000,000	GS Mortgage Securities Corporation	5.560	11/10/2039	1,013,890
500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ±	4.654	1/12/2037	488,366
1,500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ±	5.336	5/15/2047	1,490,620
2,450,731	J.P. Morgan Mortgage Trust	5.012	7/25/2035	2,436,355
1,000,000	LB-UBS Commercial Mortgage Trust ±	3.086	5/15/2027	977,354
700,000	LB-UBS Commercial Mortgage Trust	4.786	10/15/2029	679,578
750,000	LB-UBS Commercial Mortgage Trust	4.553	7/15/2030	738,877
1,944,755	Merrill Lynch Mortgage Investors, Inc.	4.877	6/25/2035	1,936,134
372,519	Nationslink Funding Corporation ±	6.316	1/20/2031	376,894
1,828,938	Thornburg Mortgage Securities Trust †	5.410	4/25/2007	1,824,843
2,346,876	Thornburg Mortgage Securities Trust †	5.430	4/25/2007	2,345,130
1,636,934	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	1,589,781
1,499,240	Zuni Mortgage Loan Trust †	5.450	4/25/2007	1,497,719

	Total Commercial Mortgage-Backed Securities			33,709,661

Communications Services (3.0%)
27,000	BellSouth Corporation	6.875	10/15/2031	28,642
200,000	British Telecom plc ±	8.625	12/15/2010	223,252
302,000	British Telecom plc	9.125	12/15/2030	414,650
400,000	Cingular Wireless, Inc. ±	6.500	12/15/2011	421,404
225,000	Comcast Corporation ±	5.500	3/15/2011	227,461

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

129

Bond Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.1%)	Rate	Date	Value

Communications Services — continued
$500,000	Cox Communications, Inc. ±	7.750%	11/1/2010	$540,372
135,000	Cox Communications, Inc.	6.450	12/1/2036	135,877
200,000	Deutsche Telekom International Finance BV	8.000	6/15/2010	216,803
500,000	Deutsche Telekom International Finance BV *	5.250	7/22/2013	493,377
200,000	France Telecom SA ±	7.750	3/1/2011	217,896
700,000	New Cingular Wireless Services, Inc. ±	7.875	3/1/2011	765,952
275,000	News America, Inc.	6.400	12/15/2035	273,536
400,000	SBC Communications, Inc. ±	5.875	2/1/2012	410,518
700,000	Sprint Capital Corporation ±	7.625	1/30/2011	752,590
550,000	Sprint Capital Corporation ±	6.900	5/1/2019	569,571
800,000	Telecom Italia Capital SA ±	5.250	10/1/2015	758,997
425,000	Tele-Communications, Inc. (TCI Group) ±	7.875	8/1/2013	475,914
27,000	Verizon Global Funding Corporation	7.750	12/1/2030	31,295

	Total Communications Services			6,958,107

Consumer Cyclical (0.9%)
850,000	AOL Time Warner, Inc. ±	6.875	5/1/2012	905,775
27,000	AOL Time Warner, Inc.	7.625	4/15/2031	30,343
27,000	DaimlerChrysler North American Holdings Corporation	8.500	1/18/2031	33,720
27,000	Target Corporation	7.000	7/15/2031	30,793
527,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	634,346
500,000	Walt Disney Company ±	5.625	9/15/2016	510,820

	Total Consumer Cyclical			2,145,797

Consumer Non-Cyclical (2.2%)
275,000	Boston Scientific Corporation	7.000	11/15/2035	266,723
600,000	Bunge Limited Finance Corporation	5.350	4/15/2014	578,458
475,000	Coca-Cola HBC Finance BV ±	5.125	9/17/2013	469,011
400,000	Genentech, Inc. ±	4.400	7/15/2010	392,439
482,000	General Mills, Inc. ±	6.000	2/15/2012	498,557
300,000	GlaxoSmithKline Capital, Inc. ±	5.375	4/15/2034	289,032
27,000	Kellogg Company	7.450	4/1/2031	31,676
250,000	Kimberly-Clark Corporation ±	6.375	1/1/2028	265,312
650,000	Kraft Foods, Inc. ±	6.250	6/1/2012	675,418
27,000	Kraft Foods, Inc.	6.500	11/1/2031	27,499
500,000	Kroger Company ±	4.950	1/15/2015	471,556
475,000	Safeway, Inc. ±	4.125	11/1/2008	467,145
550,000	Wyeth *	6.000	2/15/2036	546,963

	Total Consumer Non-Cyclical			4,979,789

Energy (1.7%)
500,000	Anadarko Finance Company ±	6.750	5/1/2011	525,113
27,000	Anadarko Finance Company	7.500	5/1/2031	29,804
500,000	Burlington Resources, Inc. ±	6.500	12/1/2011	528,869
1,000,000	Conoco Funding Company ±	6.350	10/15/2011	1,050,390
27,000	Conoco, Inc.	6.950	4/15/2029	30,614

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

130

Bond Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.1%)	Rate	Date	Value

Energy — continued
$500,000	Consolidated Natural Gas Company ±	6.850%	4/15/2011	$528,359
27,000	Devon Financing Corporation, ULC *	7.875	9/30/2031	32,005
475,000	Duke Capital Corporation ±	7.500	10/1/2009	499,755
275,000	Oneok Partners, LP	6.650	10/1/2036	282,545
500,000	Valero Energy Corporation ±	4.750	6/15/2013	478,674

	Total Energy			3,986,128

Financials (9.9%)
27,000	Abbey National plc	7.950	10/26/2029	33,968
500,000	AIG SunAmerica Global Financing VI ±	6.300	5/10/2011	521,952
500,000	Allstate Corporation ±	5.000	8/15/2014	488,692
250,000	Associates Corporation of North America ±	6.250	11/1/2008	254,255
27,000	AXA SA	8.600	12/15/2030	34,423
275,000	BAC Capital Trust XI	6.625	5/23/2036	290,988
650,000	Bank of America Corporation ±	4.750	8/15/2013	631,238
1,800,000	Bank One Corporation ±	5.900	11/15/2011	1,849,772
600,000	BB&T Corporation ±	6.500	8/1/2011	629,993
1,100,000	BNP Paribas SA ±	5.186	6/29/2015	1,053,389
1,100,000	Capital One Financial Corporation ±	5.250	2/21/2017	1,049,496
725,000	CIT Group, Inc. ±	4.750	12/15/2010	713,832
590,000	Citigroup, Inc. ±	5.000	9/15/2014	575,993
250,000	Citigroup, Inc. ±	4.700	5/29/2015	239,419
725,000	Credit Suisse First Boston USA, Inc. ±	3.875	1/15/2009	710,746
950,000	Goldman Sachs Group, Inc. ±	6.600	1/15/2012	1,002,858
500,000	Household Finance Corporation ±	4.750	5/15/2009	495,699
650,000	Household Finance Corporation ±	6.375	11/27/2012	682,170
350,000	HSBC Finance Corporation ±	5.000	6/30/2015	336,812
850,000	International Lease Finance Corporation ±	5.875	5/1/2013	877,922
775,000	Lehman Brothers Holdings, Inc. ±	3.950	11/10/2009	754,722
800,000	Marsh & McLennan Companies, Inc. ±	5.750	9/15/2015	794,696
475,000	Merrill Lynch & Company, Inc. ±	5.000	2/3/2014	463,555
500,000	MetLife, Inc. ±	5.000	6/15/2015	485,430
1,250,000	Morgan Stanley Dean Witter & Company ±	6.750	4/15/2011	1,322,094
1,500,000	Preferred Term Securities XXIII, Ltd. †	5.550	6/22/2007	1,499,766
500,000	ProLogis Trust ±	5.500	3/1/2013	505,072
275,000	Prudential Financial, Inc.	5.700	12/14/2036	263,232
500,000	Residential Capital Corporation	6.500	4/17/2013	495,253
500,000	Student Loan Marketing Corporation ±	4.000	1/15/2010	486,610
550,000	Union Planters Corporation ±	4.375	12/1/2010	538,183
500,000	Wachovia Bank NA ±	4.875	2/1/2015	482,182
500,000	Washington Mutual Bank FA	5.500	1/15/2013	498,976
500,000	WellPoint, Inc. ±	5.000	12/15/2014	485,184
1,100,000	Wells Fargo & Company ±	4.200	1/15/2010	1,076,185

	Total Financials			22,624,757

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

131

Bond Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.1%)	Rate	Date	Value

Foreign (3.1%)
$250,000	African Development Bank ±	6.875%	10/15/2015	$275,834
350,000	Canadian Government ±	5.250	11/5/2008	352,192
300,000	Codelco, Inc. ±	6.375	11/30/2012	315,571
800,000	European Investment Bank ±	3.000	6/16/2008	781,388
550,000	Export-Import Bank of Korea ±	4.125	2/10/2009	539,782
27,000	Hydro-Quebec	8.400	1/15/2022	35,104
350,000	Inter-American Development Bank	5.375	11/18/2008	352,665
425,000	Pemex Project Funding Master Trust ±	9.125	10/13/2010	475,788
250,000	Province of Nova Scotia ±	7.250	7/27/2013	279,394
400,000	Province of Quebec *	4.875	5/5/2014	395,388
400,000	Province of Quebec *	7.500	7/15/2023	486,687
600,000	Republic of Italy ±	6.000	2/22/2011	622,658
200,000	Republic of Italy	4.375	6/15/2013	192,879
1,000,000	Republic of Italy ±	5.375	6/15/2033	978,462
1,100,000	United Mexican States ±	5.625	1/15/2017	1,108,800

	Total Foreign			7,192,592

Mortgage-Backed Securities (35.3%)
8,954	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.500	12/1/2009	9,087
11,678	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	1/1/2011	11,908
8,516	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	10/1/2012	8,720
9,362	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	1/1/2013	9,592
12,590	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	9/1/2013	12,826
33,097	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	5.500	3/1/2014	33,296
41,532	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	4/1/2014	42,310
12,079	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	10/1/2014	12,468
23,167	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	3/1/2016	23,746
36,367	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	6/1/2016	37,021
49,549	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	9/1/2016	50,440
399,909	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	6/1/2017	412,364
684,928	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	5.500	12/1/2017	688,043
12,808	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	4/1/2024	13,140

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

132

Bond Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.1%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$9,602	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000%	5/1/2024	$9,980
1,417	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	8/1/2025	1,486
16,480	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.500	11/1/2025	17,692
2,945	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	1/1/2026	3,109
678	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	6/1/2026	706
5,590	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	4/1/2027	5,814
6,149	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	7/1/2027	6,449
9,428	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	8/1/2027	9,806
5,735	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	10/1/2027	6,013
7,429	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2028	7,729
34,341	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	8/1/2028	34,882
11,141	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	10/1/2028	11,492
15,216	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	2/1/2029	15,695
27,389	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	3/1/2029	27,812
11,286	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	7/1/2029	11,745
22,237	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	10/1/2029	23,300
12,314	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	11/1/2029	12,902
23,020	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	5/1/2031	23,702
85,511	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	6/1/2031	86,727
37,881	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	6/1/2031	41,429
80,355	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	7/1/2031	81,498
19,982	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	9/1/2031	20,758
55,605	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	10/1/2031	57,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

133

Bond Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.1%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$432,295	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000%	1/1/2032	$438,439
40,119	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2032	41,629
438,101	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	7/1/2032	450,302
298,947	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	10/1/2032	307,272
571,447	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	11/1/2032	579,013
10,000,000	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through §	5.000	4/1/2037	9,662,500
14,700,000	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through §	6.000	4/1/2037	14,814,836
4,823	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	4/1/2011	4,900
1,452	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.500	7/1/2011	1,494
5,556	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	8.000	7/1/2012	5,778
8,871	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	12/1/2012	9,087
23,391	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	6/1/2013	23,972
32,869	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	12/1/2013	33,485
16,100,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through §	5.000	4/1/2022	15,873,602
8,923	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	10.500	8/1/2020	9,933
7,798	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	12/1/2024	8,246
10,797	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	10/1/2025	11,266
38,074	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	11/1/2025	39,079
3,583	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.500	12/1/2025	3,851
9,268	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	1/1/2026	9,724
10,328	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	5/1/2026	10,615
6,176	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	9/1/2026	6,547
5,477	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	2/1/2027	5,746

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

134

Bond Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.1%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$3,934	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000%	3/1/2027	$4,097
16,863	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	8/1/2027	17,399
2,143	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	11/1/2027	2,248
14,815	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	9.000	11/1/2027	16,122
4,451	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	1/1/2028	4,637
85,653	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	2/1/2028	89,842
13,730	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	5/1/2028	13,939
6,994	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	9/1/2028	7,216
19,798	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	10/1/2028	20,634
54,418	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	11/1/2028	57,087
98,666	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	12/1/2028	100,171
11,117	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	12/1/2028	11,586
16,340	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	2/1/2029	16,860
57,052	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	3/1/2029	57,922
23,960	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	3/1/2029	24,972
69,817	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	4/1/2029	71,994
12,546	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	8/1/2029	12,937
17,663	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	8/1/2029	18,515
28,484	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	10/1/2029	29,687
12,901	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	12/1/2029	13,523
10,376	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	4/1/2030	10,959
7,592	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	12/1/2030	7,946
150,361	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	5/1/2031	152,399

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

135

Bond Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.1%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$231,393	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500%	4/1/2032	$237,899
213,748	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	5/1/2032	219,758
120,256	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	5/1/2032	125,316
712,236	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2032	732,264
329,719	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	8/1/2032	338,991
33,900,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	4/1/2037	33,539,801
7,442	Government National Mortgage Association
	15-Yr. Pass Through	6.500	6/15/2009	7,529
29,232	Government National Mortgage Association
	15-Yr. Pass Through	7.000	9/15/2013	30,209
6,054	Government National Mortgage Association
	30-Yr. Pass Through	7.500	3/15/2023	6,318
9,994	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2024	10,449
4,478	Government National Mortgage Association
	30-Yr. Pass Through	9.000	9/15/2024	4,848
6,845	Government National Mortgage Association
	30-Yr. Pass Through	8.000	6/15/2025	7,261
2,041	Government National Mortgage Association
	30-Yr. Pass Through	8.000	9/15/2026	2,167
24,646	Government National Mortgage Association
	30-Yr. Pass Through	7.500	3/15/2027	25,754
8,680	Government National Mortgage Association
	30-Yr. Pass Through	7.500	10/15/2027	9,071
27,955	Government National Mortgage Association
	30-Yr. Pass Through	7.000	11/15/2027	29,256
17,147	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2028	17,938
16,800	Government National Mortgage Association
	30-Yr. Pass Through	6.500	7/15/2028	17,301
17,828	Government National Mortgage Association
	30-Yr. Pass Through	7.000	8/15/2028	18,649
52,560	Government National Mortgage Association
	30-Yr. Pass Through	7.500	11/15/2028	54,910
12,659	Government National Mortgage Association
	30-Yr. Pass Through	6.500	12/15/2028	13,037
63,177	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2029	65,057
24,257	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2029	24,979

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

136

Bond Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.1%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$14,894	Government National Mortgage Association
	30-Yr. Pass Through	8.000%	10/15/2030	$15,805
19,205	Government National Mortgage Association
	30-Yr. Pass Through	7.500	1/15/2031	20,049
8,965	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2031	9,375
41,143	Government National Mortgage Association
	30-Yr. Pass Through	6.500	6/15/2031	42,331
30,368	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	31,756
422,102	Government National Mortgage Association
	30-Yr. Pass Through	6.500	1/15/2032	433,894
54,677	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2032	56,205

	Total Mortgage-Backed Securities			81,145,124

Technology (0.2%)
500,000	International Business Machines Corporation ±	4.250	9/15/2009	491,530

	Total Technology			491,530

Transportation (0.7%)
500,000	CSX Corporation ±	5.500	8/1/2013	496,526
475,000	FedEx Corporation ±	3.500	4/1/2009	460,171
500,000	Union Pacific Corporation ±	7.000	2/1/2016	532,338

	Total Transportation			1,489,035

U.S. Government (26.6%)
2,000,000	Federal Home Loan Bank ±	3.375	2/15/2008	1,970,230
500,000	Federal Home Loan Bank	2.750	3/14/2008	489,319
700,000	Federal Home Loan Bank ±	5.925	4/9/2008	705,995
3,000,000	Federal Home Loan Bank	4.100	6/13/2008	2,968,893
500,000	Federal Home Loan Bank	4.500	10/14/2008	497,018
1,500,000	Federal Home Loan Bank	4.625	11/21/2008	1,493,481
3,000,000	Federal Home Loan Bank *	4.875	2/9/2010	3,004,695
500,000	Federal Home Loan Bank *	4.500	11/15/2012	490,848
850,000	Federal Home Loan Bank	4.500	9/16/2013	831,174
1,000,000	Federal Home Loan Bank *	5.625	6/13/2016	1,028,588
1,050,000	Federal Home Loan Mortgage Corporation	6.000	6/15/2011	1,095,645
1,000,000	Federal Home Loan Mortgage Corporation	5.125	7/15/2012	1,013,460
1,600,000	Federal National Mortgage Association	5.250	1/15/2009	1,609,395
2,000,000	Federal National Mortgage Association	6.125	3/15/2012	2,110,194
1,700,000	Federal National Mortgage Association *	5.000	2/13/2017	1,696,605
500,000	Federal National Mortgage Association	5.960	9/11/2028	543,003
100,000	Federal National Mortgage Association	6.250	5/15/2029	112,686
200,000	Resolution Funding Corporation	8.125	10/15/2019	254,939
250,000	Tennessee Valley Authority ±	6.000	3/15/2013	263,781

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

137

Bond Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.1%)	Rate	Date	Value

U.S. Government — continued
$4,200,000	U.S. Treasury Bonds *	7.250%	5/15/2016	$4,997,181
400,000	U.S. Treasury Bonds *	8.875	2/15/2019	546,562
290,000	U.S. Treasury Bonds *	7.625	11/15/2022	375,324
1,000,000	U.S. Treasury Bonds *	6.250	8/15/2023	1,148,047
260,000	U.S. Treasury Bonds *	7.500	11/15/2024	338,386
350,000	U.S. Treasury Bonds *	6.875	8/15/2025	431,648
8,675,000	U.S. Treasury Bonds *	5.250	11/15/2028	9,053,178
2,000,000	U.S. Treasury Notes *	5.500	5/15/2009	2,036,484
11,500,000	U.S. Treasury Notes *	6.000	8/15/2009	11,858,926
2,945,000	U.S. Treasury Notes *	5.000	2/15/2011	2,995,501
500,000	U.S. Treasury Notes *	4.375	8/15/2012	496,856
4,375,000	U.S. Treasury Notes *	4.500	2/15/2016	4,330,568
400,000	U.S. Treasury Notes *	4.625	2/15/2017	399,188

	Total U.S. Government			61,187,798

Utilities (1.5%)
400,000	CenterPoint Energy Houston Electric, LLC ±	5.600	7/1/2023	378,699
275,000	Commonwealth Edison Company	5.900	3/15/2036	255,237
475,000	FirstEnergy Corporation ±	6.450	11/15/2011	497,876
27,000	FirstEnergy Corporation	7.375	11/15/2031	30,674
27,000	National Rural Utilities Cooperative Finance	8.000	3/1/2032	34,388
475,000	Oncor Electric Delivery Company ±	6.375	1/15/2015	494,267
400,000	Progress Energy, Inc. ±	7.000	10/30/2031	442,725
600,000	Public Service Company of Colorado	7.875	10/1/2012	675,546
225,000	Southern California Edison Company ±	5.000	1/15/2014	220,928
275,000	Xcel Energy, Inc.	6.500	7/1/2036	289,073

	Total Utilities			3,319,413

	Total Long-Term Fixed Income (cost $274,835,357)			275,775,743

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (20.1%)	Rate (+)	Date	Value

46,062,035	Thrivent Financial Securities Lending Trust	5.350%	N/A	$46,062,035

	Total Collateral Held for Securities Loaned
	(cost $46,062,035)			46,062,035

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

138

Bond Index Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (12.5%)	Rate (+)	Date	Value

$3,710,000	Amsterdam Funding Corporation ±	5.290%	4/5/2007	$3,707,274
2,225,000	Golden Funding Corporation ±	5.280	4/17/2007	2,219,452
2,365,000	Paradigm Funding, LLC	5.420	4/2/2007	2,364,288
3,000,000	Paradigm Funding, LLC	5.350	4/12/2007	2,994,650
5,000,000	Park Avenue Receivables Corporation	5.280	4/9/2007	4,993,400
3,000,000	Solitaire Funding, LLC	5.260	4/2/2007	2,999,123
9,487,599	Thrivent Money Market Portfolio	5.050	N/A	9,487,599

	Total Short-Term Investments (at amortized cost)			28,765,786

	Total Investments (cost $349,663,178) 152.7%			$350,603,564

	Other Assets and Liabilities, Net (52.7%)			(120,962,129)

	Total Net Assets 100.0%			$229,641,435

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$2,855,467
Gross unrealized depreciation	(1,915,081)

Net unrealized appreciation (depreciation)	$940,386
Cost for federal income tax purposes	$349,663,178

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

139

Limited Maturity Bond Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.4%)	Rate	Date	Value

Asset-Backed Securities (24.1%)
$3,000,000	Americredit Automobile Receivables Trust †‡	5.400%	4/6/2007	$2,999,985
3,000,000	Americredit Automobile Receivables Trust ±‡	3.430	7/6/2011	2,936,733
3,000,000	Bear Stearns Asset-Backed Securities, Inc. †‡	5.560	4/25/2007	3,001,146
658,378	Capital Auto Receivables Asset Trust	3.350	2/15/2008	657,346
2,081,672	Caterpillar Financial Asset Trust ±	3.900	2/25/2009	2,070,627
4,000,000	Chase Manhattan Auto Owner Trust ‡	4.840	7/15/2009	3,991,936
2,763,975	CIT Equipment Collateral ‡	4.420	5/20/2009	2,750,092
26,112	Countrywide Asset-Backed Certificates	3.903	1/25/2031	26,015
5,000,000	Countrywide Asset-Backed Certificates ‡	5.549	4/25/2036	4,987,350
5,000,000	Countrywide Asset-Backed Certificates ‡	5.683	10/25/2036	5,005,960
4,500,000	Countrywide Home Loans Asset-Backed Securities ‡	6.085	6/25/2021	4,563,225
1,189,286	CPS Auto Trust ~	4.520	3/15/2010	1,185,196
5,000,000	Credit Based Asset Servicing and Securitization, LLC ±	5.501	12/25/2036	4,988,350
7,000,000	DaimlerChrysler Auto Trust	5.330	8/8/2010	7,016,415
3,000,000	DaimlerChrysler Master Owner Trust †‡	5.370	4/15/2007	3,000,912
6,000,000	Drive Auto Receivables Trust ~	5.300	7/15/2011	6,014,280
495,892	First Franklin Mortgage Loan Asset-Backed Certificates	5.500	3/25/2036	495,472
516,098	Fremont Home Loan Trust †	5.480	4/25/2007	516,136
3,457,596	GE Commercial Loan Trust †	5.420	4/19/2007	3,457,493
3,000,000	GE Dealer Floorplan Master Note Trust †	5.360	4/20/2007	3,001,239
3,195,000	GE Equipment Small Ticket, LLC	4.380	7/22/2009	3,175,801
7,000,000	GMAC Mortgage Corporation Loan Trust †	5.390	4/25/2007	6,992,363
3,000,000	GMAC Mortgage Corporation Loan Trust ±†	5.410	4/25/2007	2,999,406
4,082,140	GMAC Mortgage Corporation Loan Trust †	5.420	4/25/2007	4,082,356
5,500,000	GMAC Mortgage Corporation Loan Trust	5.750	10/25/2036	5,510,131
982,622	Goldman Sachs Asset Management Products Trust ^	5.500	4/25/2036	962,970
3,500,000	Harley Davidson Motorcycle Trust	5.240	1/15/2012	3,508,519
2,879,899	Harley Davidson Motorcycle Trust	3.200	5/15/2012	2,814,528
1,117,519	Honda Auto Receivables Owner Trust	2.910	10/20/2008	1,109,294
1,515,042	Honda Auto Receivables Owner Trust	2.790	3/16/2009	1,507,823
1,018,762	Honda Auto Receivables Owner Trust	2.960	4/20/2009	1,011,307
2,567,312	Household Automotive Trust	5.400	6/17/2009	2,567,784
6,500,000	Household Home Equity Loan Trust	5.320	3/20/2036	6,499,558
3,500,000	Household Home Equity Loan Trust	5.660	3/20/2036	3,509,222
16,120	Hyundai Auto Receivables Trust	3.880	6/16/2008	16,109
1,529,109	John Deere Owner Trust ~	3.980	6/15/2009	1,519,704
329,028	Long Beach Asset Holdings Corporation	5.780	5/25/2046	325,326
1,270,757	Long Beach Asset Holdings Corporation	5.877	6/25/2046	1,251,695
7,000,000	Mortgage Equity Conversion Asset Trust †	5.380	4/25/2007	6,995,625
7,000,000	Mortgage Equity Conversion Asset Trust †	5.400	4/25/2007	6,995,625
251,238	Navistar Financial Corporation	4.090	7/15/2008	251,105
1,749,913	Nissan Auto Lease Trust	3.180	6/15/2010	1,739,571
3,000,000	Nissan Auto Receivables Owner Trust	4.740	9/15/2009	2,987,670
1,363,489	Nomura Asset Acceptance Corporation †	5.460	4/25/2007	1,362,785
1,928,611	PG&E Energy Recovery Funding, LLC	3.870	6/25/2011	1,901,399

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

140

Limited Maturity Bond Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.4%)	Rate	Date	Value

Asset-Backed Securities — continued
$1,190,670	Popular ABS Mortgage Pass-Through Trust	4.000%	12/25/2034	$1,182,056
4,665,000	Renaissance Home Equity Loan Trust	5.608	5/25/2036	4,664,188
1,737,036	Residential Asset Securities Corporation	5.010	4/25/2033	1,702,373
7,000,000	Santander Drive Auto Receivables Trust §	5.050	9/15/2011	6,995,660
1,146,811	SLM Student Loan Trust †	5.370	4/25/2007	1,147,153
3,000,000	Textron Financial Floorplan Master Note Trust †	5.440	4/13/2007	3,004,617
4,000,000	USAA Auto Owner Trust	4.830	4/15/2010	3,988,732
2,500,000	Wachovia Asset Securitization, Inc. †	5.460	4/25/2007	2,500,000
6,000,000	Wachovia Auto Loan Owner Trust	5.230	8/22/2011	6,015,264
9,000,000	Washington Mutual Master Note Trust †	5.350	4/15/2007	9,000,000

	Total Asset-Backed Securities			174,463,627

Basic Materials (1.0%)
1,400,000	BHP Billiton Finance, Ltd. ±	5.125	3/29/2012	1,396,039
1,800,000	Equistar Chemicals, LP ~	10.125	9/1/2008	1,894,500
2,400,000	Lubrizol Corporation	4.625	10/1/2009	2,370,960
1,500,000	Monsanto Company	4.000	5/15/2008	1,478,988

	Total Basic Materials			7,140,487

Capital Goods (1.9%)
3,400,000	Goodrich Corporation	7.500	4/15/2008	3,468,170
2,500,000	John Deere Capital Corporation ±	4.400	7/15/2009	2,461,018
2,500,000	Oakmont Asset Trust	4.514	12/22/2008	2,452,145
2,050,000	Raytheon Company	6.750	8/15/2007	2,058,772
3,500,000	Tyco International Group SA Participation Certificate Trust	4.436	6/15/2007	3,492,192

	Total Capital Goods			13,932,297

Commercial Mortgage-Backed Securities (22.7%)
5,318,675	American Home Mortgage Assets †‡	5.934	4/25/2007	5,331,972
1,400,000	Banc of America Commercial Mortgage, Inc. ‡	5.001	9/10/2010	1,394,487
1,268,617	Banc of America Commercial Mortgage, Inc. ±	4.037	11/10/2039	1,244,725
2,973,365	Banc of America Mortgage Securities, Inc. ±‡	4.804	9/25/2035	2,946,055
3,616,931	Bear Stearns Adjustable Rate Mortgage Trust >~	4.625	8/25/2010	3,554,810
1,300,000	Bear Stearns Commercial Mortgage Securities, Inc. ±~	3.869	2/11/2041	1,271,392
4,000,000	Bear Stearns Commercial Mortgage Securities, Inc. §	5.470	3/15/2022	4,000,000
4,964,326	Chase Mortgage Finance Corporation ±	4.579	2/25/2037	4,886,520
1,115,552	Citigroup Commercial Mortgage Trust †	5.390	4/15/2007	1,115,560
1,123,641	Citigroup Mortgage Loan Trust, Inc.	4.922	8/25/2035	1,115,465
5,000,000	Citigroup Mortgage Loan Trust, Inc. ‡	5.536	3/25/2036	4,983,115
352,227	Commercial Mortgage Pass-Through Certificates †	5.420	4/15/2007	352,230
4,609,780	Countrywide Home Loans, Inc. ‡	5.373	3/20/2036	4,618,418
4,725,850	Countrywide Home Loans, Inc. ~	5.889	9/20/2036	4,780,576
6,500,000	Crown Castle International Corporation ‡	5.245	11/15/2036	6,514,684
7,000,000	Deutsche Alt-A Securities, Inc. †	5.784	4/25/2007	7,000,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

141

Limited Maturity Bond Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.4%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$4,754,369	Federal Home Loan Mortgage Corporation
	Multifamily Structured Pass Through	5.487%	4/25/2010	$4,757,630
2,938,745	General Electric Commercial Mortgage Corporation	4.591	7/10/2045	2,906,004
3,329,693	HomeBanc Mortgage Trust	6.015	4/25/2037	3,377,178
2,626,937	Impac CMB Trust †	5.580	4/25/2007	2,630,202
1,816,466	Impac CMB Trust †	5.640	4/25/2007	1,819,009
4,215,583	J.P. Morgan Alternative Loan Trust	5.796	3/25/2036	4,263,101
2,429,218	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	2.790	1/12/2039	2,350,489
7,000,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	5.198	12/15/2044	7,011,732
5,881,754	J.P. Morgan Mortgage Trust	5.012	7/25/2035	5,847,252
1,000,000	LB-UBS Commercial Mortgage Trust	3.323	3/15/2027	982,194
2,834,936	LB-UBS Commercial Mortgage Trust	4.741	9/15/2040	2,817,008
819,292	Lehman Brothers “CALSTRS” Mortgage Trust	3.988	11/20/2012	812,004
4,278,461	Merrill Lynch Mortgage Investors, Inc.	4.877	6/25/2035	4,259,495
1,250,000	Merrill Lynch Mortgage Trust	4.099	11/15/2010	1,239,904
3,064,232	Residential Accredit Loans, Inc.	5.616	9/25/2035	3,083,485
3,285,626	Thornburg Mortgage Securities Trust †	5.430	4/25/2007	3,283,182
5,730,000	Wachovia Bank Commercial Mortgage Trust	3.958	12/15/2035	5,619,910
4,204,138	Wachovia Mortgage Loan Trust, LLC	5.574	5/20/2036	4,236,359
7,000,000	Washington Mutual Alternative Loan Trust †	5.764	4/25/2007	7,000,000
5,852,991	Washington Mutual Alternative Loan Trust †	5.934	4/25/2007	5,857,107
3,835,104	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	3,724,630
2,782,031	Washington Mutual Mortgage Pass-Through Certificates †	5.610	4/25/2007	2,786,009
6,329,983	Washington Mutual Mortgage Pass-Through Certificates †	5.894	4/25/2007	6,331,466
2,563,839	Washington Mutual Mortgage Pass-Through Certificates	4.836	9/25/2035	2,533,263
6,343,579	Washington Mutual, Inc. †	5.754	4/25/2007	6,333,667
5,752,688	Washington Mutual, Inc. †	5.834	4/25/2007	5,747,969
5,000,000	Wells Fargo Mortgage Backed Securities Trust	3.539	9/25/2034	4,853,230
1,103,024	Wells Fargo Mortgage Backed Securities Trust	4.950	3/25/2036	1,095,084
1,896,758	Wells Fargo Mortgage Backed Securities Trust	5.095	3/25/2036	1,896,959

	Total Commercial Mortgage-Backed Securities			164,565,531

Communications Services (6.1%)
2,800,000	Ameritech Capital Funding Corporation ±	6.250	5/18/2009	2,838,816
3,300,000	CenturyTel, Inc. ±‡	4.628	5/15/2007	3,298,935
3,100,000	Comcast Cable Communications, Inc. ‡	6.200	11/15/2008	3,146,801
2,100,000	Comcast Cable Communications, LLC ±	6.875	6/15/2009	2,174,224
1,760,000	Cox Communications, Inc. ‡	7.875	8/15/2009	1,864,507
1,400,000	Cox Communications, Inc. ±	4.625	1/15/2010	1,381,068
2,750,000	Gannett Company, Inc.	5.500	4/1/2007	2,748,872
2,450,000	GTE Corporation ±	7.510	4/1/2009	2,553,500
1,954,000	News America Holdings, Inc.	7.375	10/17/2008	2,010,877
2,500,000	Nextel Partners, Inc. ±	8.125	7/1/2011	2,611,318
1,000,000	Qwest Corporation	5.625	11/15/2008	1,000,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

142

Limited Maturity Bond Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.4%)	Rate	Date	Value

Communications Services — continued
$2,620,000	Rogers Cable, Inc.	7.875%	5/1/2012	$2,849,250
2,500,000	SBC Communications, Inc. ±	4.125	9/15/2009	2,443,735
2,400,000	Sprint Capital Corporation *	6.125	11/15/2008	2,430,518
2,400,000	Telecom Italia Capital SA	4.000	11/15/2008	2,352,665
1,000,000	Telefonos de Mexico SA de CV	4.500	11/19/2008	987,675
2,500,000	Time Warner Entertainment Company, LP	7.250	9/1/2008	2,554,562
3,400,000	Viacom, Inc.	5.625	5/1/2007	3,401,378
1,700,000	Vodafone Group plc	5.350	2/27/2012	1,704,326

	Total Communications Services			44,353,027

Consumer Cyclical (4.3%)
1,250,000	Carnival Corporation ±	3.750	11/15/2007	1,238,180
2,800,000	CVS Corporation ‡	4.000	9/15/2009	2,724,719
2,100,000	D.R. Horton, Inc. ±	8.000	2/1/2009	2,177,935
3,000,000	D.R. Horton, Inc.	8.500	4/15/2012	3,119,955
2,500,000	DaimlerChrysler North American Holdings Corporation †‡	5.890	5/1/2007	2,512,890
1,750,000	Ford Motor Credit Company	6.625	6/16/2008	1,744,479
3,800,000	Harrah’s Operating Company, Inc.	7.125	6/1/2007	3,814,250
2,100,000	May Department Stores Company *	4.800	7/15/2009	2,079,046
4,100,000	Ryland Group, Inc.	5.375	6/1/2008	4,094,092
4,688,256	SLM Private Credit Student Loan Trust †	5.365	6/15/2007	4,686,836
750,000	Starwood Hotels & Resorts Worldwide, Inc. ±	7.375	5/1/2007	751,938
2,000,000	Wal-Mart Stores, Inc. §	5.000	4/5/2012	1,992,498

	Total Consumer Cyclical			30,936,818

Consumer Non-Cyclical (2.8%)
2,500,000	Baxter International, Inc. ±	5.196	2/16/2008	2,498,015
3,500,000	Cadbury Schweppes plc ‡	3.875	10/1/2008	3,426,552
2,000,000	Fortune Brands, Inc. *	5.125	1/15/2011	1,982,194
3,500,000	General Mills, Inc.	6.378	10/15/2008	3,544,944
750,000	Harvard University ±	8.125	4/15/2007	750,000
1,950,000	Kroger Company *	6.375	3/1/2008	1,967,568
2,800,000	Miller Brewing Company ±	4.250	8/15/2008	2,757,479
1,100,000	Safeway, Inc. *	6.500	11/15/2008	1,119,096
2,000,000	Wyeth	4.375	3/1/2008	1,981,132

	Total Consumer Non-Cyclical			20,026,980

Energy (2.8%)
2,350,000	Enterprise Products Operating, LP ±	4.000	10/15/2007	2,332,871
1,000,000	Enterprise Products Operating, LP ‡	4.625	10/15/2009	986,959
2,430,000	KeySpan Corporation ±	4.900	5/16/2008	2,421,621
2,900,000	Kinder Morgan Energy Partners, LP	5.350	8/15/2007	2,897,721
4,900,000	Marathon Oil Corporation ±	5.375	6/1/2007	4,898,961
2,500,000	Oneok, Inc.	5.510	2/16/2008	2,503,982
3,825,000	Valero Energy Corporation	6.125	4/15/2007	3,825,786

	Total Energy			19,867,901

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

143

Limited Maturity Bond Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.4%)	Rate	Date	Value

Financials (16.1%)
$2,000,000	Abbey National plc ±>‡	6.700%	6/15/2008	$2,030,660
2,000,000	American General Finance Corporation †‡	5.480	4/18/2007	2,001,606
700,000	BAC Capital Trust XIV ±	5.630	3/15/2012	700,303
3,500,000	Bank of New York Co., Inc. ‡	4.250	9/4/2012	3,487,617
2,000,000	Capital One Bank ±‡	4.875	5/15/2008	1,992,526
2,500,000	Capital One Financial Corporation ‡	4.738	5/17/2007	2,498,383
2,250,000	Chubb Corporation ±	4.934	11/16/2007	2,244,746
1,400,000	CIT Capital Trust I	7.700	2/15/2027	1,453,248
2,400,000	CIT Group, Inc.	5.200	11/3/2010	2,399,911
700,000	Corestates Capital Trust I ±	8.000	12/15/2026	727,758
2,400,000	Countrywide Home Loans, Inc. ±	4.125	9/15/2009	2,334,094
2,100,000	Credit Suisse First Boston USA, Inc. †‡	5.470	6/11/2007	2,102,283
1,400,000	Developers Diversified Realty Corporation ‡	4.625	8/1/2010	1,372,690
2,500,000	Donaldson, Lufkin & Jenrette, Inc. ±	6.500	4/1/2008	2,526,512
1,000,000	First Chicago Corporation	6.375	1/30/2009	1,019,324
3,600,000	First Union Corporation ±	6.300	4/15/2008	3,640,309
2,800,000	General Motors Acceptance Corporation	6.875	8/28/2012	2,788,719
2,100,000	Goldman Sachs Group, Inc. *	4.500	6/15/2010	2,064,468
2,100,000	Hartford Financial Services Group, Inc.	5.550	8/16/2008	2,108,988
2,800,000	International Lease Finance Corporation	3.300	1/23/2008	2,754,881
1,500,000	iSTAR Financial, Inc. *	4.875	1/15/2009	1,488,626
1,400,000	iStar Financial, Inc.	5.125	4/1/2011	1,386,818
2,100,000	John Hancock Global Funding II *	3.750	9/30/2008	2,052,616
2,500,000	KeyCorp	4.700	5/21/2009	2,481,410
3,500,000	Lehman Brothers Holdings E-Capital Trust I *†	6.140	5/21/2007	3,541,384
2,000,000	Lehman Brothers Holdings, Inc.	3.500	8/7/2008	1,954,240
2,000,000	MBNA Europe Funding plc †	5.430	6/7/2007	2,000,880
1,810,000	Mellon Capital II	7.995	1/15/2027	1,888,244
1,500,000	Merrill Lynch & Company, Inc. †	5.690	4/23/2007	1,503,464
2,800,000	Merrill Lynch & Company, Inc. *	4.000	11/15/2007	2,775,696
3,500,000	Mizuho Preferred Capital Company, LLC	8.790	6/30/2008	3,643,364
1,000,000	Monumental Global Funding II	3.850	3/3/2008	986,606
6,300,000	Nations Bank Capital Trust IV	8.250	4/15/2027	6,552,743
2,370,000	Pacific Life Global Funding	3.750	1/15/2009	2,321,488
2,100,000	Popular North America, Inc.	5.200	12/12/2007	2,096,963
2,500,000	Premium Asset Trust †	5.510	4/16/2007	2,503,162
1,400,000	Pricoa Global Funding I	4.350	6/15/2008	1,379,699
2,000,000	Protective Life Secured Trust	4.000	10/7/2009	1,945,998
2,800,000	Residential Capital Corporation *†	7.190	4/17/2007	2,775,559
2,400,000	Residential Capital Corporation	6.125	11/21/2008	2,398,774
1,050,000	Residential Capital Corporation	6.000	2/22/2011	1,035,740
2,800,000	Simon Property Group, LP	6.375	11/15/2007	2,815,406
2,400,000	SLM Corporation	4.000	1/15/2009	2,356,159
1,900,000	SLM Corporation	5.400	10/25/2011	1,915,496
1,725,000	Tokai Preferred Capital Company, LLC	9.980	6/29/2007	1,816,732
2,750,000	Union Planters Bank	5.125	6/15/2007	2,748,537

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

144

Limited Maturity Bond Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.4%)	Rate	Date	Value

Financials — continued
$1,400,000	UnumProvident Corporation	5.997%	5/15/2008	$1,405,475
700,000	Wachovia Capital Trust III	5.800	3/15/2011	708,348
1,400,000	Wachovia Corporation *	6.375	2/1/2009	1,431,090
1,605,000	Wachovia Corporation *	6.150	3/15/2009	1,636,095
2,500,000	Washington Mutual, Inc. *	4.000	1/15/2009	2,447,605
2,000,000	Wells Fargo & Company †	5.455	6/15/2007	2,003,442
2,000,000	Westpac Banking Corporation *†	5.420	5/25/2007	2,000,000
2,000,000	World Savings Bank FSB †	5.420	6/1/2007	2,000,228

	Total Financials			116,247,113

Industrials (0.5%)
3,500,000	Precision Castparts Corporation	6.750	12/15/2007	3,528,690

	Total Industrials			3,528,690

Mortgage-Backed Securities (7.2%)
52,000,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through §	6.000	4/1/2037	52,373,776

	Total Mortgage-Backed Securities			52,373,776

Technology (0.6%)
2,000,000	Deluxe Corporation ~	3.500	10/1/2007	1,967,500
2,000,000	International Business Machines Corporation	4.950	3/22/2011	1,993,594
700,000	Sun Microsystems, Inc.	7.650	8/15/2009	734,748

	Total Technology			4,695,842

Transportation (0.6%)
1,300,000	FedEx Corporation ±	3.500	4/1/2009	1,259,417
2,870,000	Northwest Airlines, Inc. =	6.841	4/1/2011	2,873,588

	Total Transportation			4,133,005

U.S. Government (8.7%)
8,000,000	Federal Home Loan Bank ~	4.100	6/13/2008	7,917,048
7,000,000	Federal Home Loan Bank	4.875	2/9/2010	7,010,955
5,500,000	Federal Home Loan Mortgage Corporation	3.875	6/15/2008	5,429,550
2,000,000	Federal Home Loan Mortgage Corporation	4.625	8/15/2008	1,991,814
5,000,000	Federal Home Loan Mortgage Corporation	4.750	11/3/2009	4,988,960
2,800,000	Federal National Mortgage Association	5.400	2/1/2008	2,805,964
4,000,000	Federal National Mortgage Association ‡	4.000	9/2/2008	3,949,568
5,000,000	Federal National Mortgage Association ‡	5.300	2/22/2011	4,986,795
5,000,000	Federal National Mortgage Association *	5.125	4/15/2011	5,051,420
19,325,340	U.S. Treasury Notes, TIPS	2.000	7/15/2014	19,138,116

	Total U.S. Government			63,270,190

U.S. Municipals (0.1%)
750,000	Washington State Office of the State Treasurer	4.500	7/1/2007	748,515

	Total U.S. Municipals			748,515

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

145

Limited Maturity Bond Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.4%)	Rate	Date	Value

Utilities (4.9%)
$2,000,000	Carolina Power & Light, Inc. ±	5.950%	3/1/2009	$2,027,964
2,500,000	CenterPoint Energy, Inc. ±	5.875	6/1/2008	2,509,668
900,000	Cleveland Electric Illuminating Company ±	7.430	11/1/2009	945,128
3,500,000	Commonwealth Edison Company ‡	3.700	2/1/2008	3,435,425
1,750,000	Dominion Resources, Inc. ±†	5.650	6/28/2007	1,750,658
3,100,000	Dominion Resources, Inc. ±	4.125	2/15/2008	3,067,723
675,000	DPL, Inc.	6.250	5/15/2008	682,032
1,500,000	DTE Energy Company ±	5.630	8/16/2007	1,501,112
2,100,000	Niagara Mohawk Power Corporation	7.750	10/1/2008	2,173,823
1,000,000	Pacific Gas & Electric Company ‡	3.600	3/1/2009	973,404
540,958	Power Receivables Finance, LLC	6.290	1/1/2012	546,525
3,000,000	PSEG Funding Trust	5.381	11/16/2007	2,997,345
3,500,000	Teco Energy, Inc.	6.125	5/1/2007	3,500,973
600,000	Texas-New Mexico Power Company	6.125	6/1/2008	601,704
3,500,000	TXU Energy Company, LLC †	5.850	6/18/2007	3,499,716
5,000,000	Yorkshire Power Finance, Ltd.	6.496	2/25/2008	5,049,715

	Total Utilities			35,262,915

	Total Long-Term Fixed Income (cost $756,235,461)			755,546,714

			Expiration
Contracts	Options Purchased (<0.1%)	Price	Date	Value

280	Call on U.S. Treasury Bond Futures	$109	4/20/2007	$48,125

	Total Options Purchased (cost $105,700)			48,125

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (2.1%)	Rate (+)	Date	Value

15,306,923	Thrivent Financial Securities Lending Trust	5.350%	N/A	$15,306,923

	Total Collateral Held for Securities
	Loaned (cost $15,306,923)			15,306,923

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.1%)	Rate (+)	Date	Value

$663,000	Amsterdam Funding Corporation ±	5.350%	4/25/2007	$660,537
2,940,000	BP Capital Markets plc	5.400	4/2/2007	2,939,118
9,000,000	Kitty Hawk Funding Corporation	5.280	4/20/2007	8,973,600
4,000,000	Louis Dreyfus Corporation	5.260	4/10/2007	3,994,155
12,946,669	Thrivent Money Market Portfolio	5.050	N/A	12,946,669

	Total Short-Term Investments (at amortized cost)			29,514,079

	Total Investments (cost $801,162,163) 110.6%			$800,415,841

	Other Assets and Liabilities, Net (10.6%)			(76,790,823)

	Total Net Assets 100.0%			$723,625,018

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

146

Limited Maturity Bond Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	220	June 2007	$23,159,000	$23,275,314	$116,314
10-Yr. U.S. Treasury Bond Futures	(310)	June 2007	($33,566,242)	($33,518,750)	$47,492

				Notional
		Buy/Sell	Termination	Principal	Unrealized
Swaps		Protection	Date	Amount	Gain/(Loss)

Dow Jones CDX North America Investment Grade Index
Series 7 at 0.25%		Sell	December 2009	$36,000,000	$660

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued basis.

‡ At March 30, 2007, $973,404 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $62,910,731 and $36,566,361 of investments were earmarked as collateral to cover open financial futures and swap contracts, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

= In bankruptcy.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$1,413,173
Gross unrealized depreciation	(2,159,495)

Net unrealized appreciation (depreciation)	($746,322)
Cost for federal income tax purposes	$801,162,163

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

147

Mortgage Securities Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (139.1%)	Rate	Date	Value

Asset-Backed Securities (32.4%)
$2,000,000	Americredit Automobile Receivables Trust ±†	5.400%	4/6/2007	$1,999,990
445,359	Countrywide Asset-Backed Certificates ±†	5.400	4/25/2007	445,330
2,000,000	Credit Based Asset Servicing and Securitization, LLC ±†	5.430	4/25/2007	1,998,910
58,631	FBR Securitization Trust, LLC ±†	5.440	4/25/2007	58,625
517,272	First Franklin Mortgage Loan Asset-Backed Certificates ±†	5.420	4/25/2007	517,315
1,520,734	First Horizon ABS Trust ±†	5.480	4/25/2007	1,519,508
1,500,000	Ford Credit Floor Plan Master Owner Trust ±†	5.500	4/15/2007	1,501,092
2,000,000	GMAC Mortgage Corporation Loan Trust ±†	5.410	4/25/2007	1,999,604
580,751	Master Asset-Backed Securities Trust ±†	5.400	4/25/2007	580,838
1,000,000	MBNA Credit Card Master Note Trust ±†	5.430	4/15/2007	1,002,481
2,000,000	Navistar Financial Corporation ±†	5.520	4/25/2007	2,000,708
764,541	SLM Student Loan Trust ±†	5.370	4/25/2007	764,769
2,000,000	Textron Financial Floorplan Master Note Trust ±†	5.440	4/13/2007	2,003,078
784,675	Volkswagen Auto Lease Trust ±†	5.420	4/20/2007	784,721
1,000,000	Wachovia Asset Securitization, Inc. ±†	5.460	4/25/2007	1,000,000

	Total Asset-Backed Securities			18,176,969

Commercial Mortgage-Backed Securities (18.0%)
849,533	Banc of America Mortgage Securities, Inc. ±	4.804	9/25/2035	841,730
234,818	Commercial Mortgage Pass-Through Certificates ±†	5.420	4/15/2007	234,820
158,971	Credit Suisse First Boston Mortgage
	Securities Corporation ±†	5.690	4/25/2007	159,082
875,645	Impac CMB Trust ±†	5.580	4/25/2007	876,733
1,000,000	LB-UBS Commercial Mortgage Trust ±	4.553	7/15/2030	985,169
1,166,853	Merrill Lynch Mortgage Investors, Inc. ±	4.877	6/25/2035	1,161,680
545,771	MLCC Mortgage Investors, Inc. ±†	5.650	4/25/2007	546,285
1,446,154	National Collegiate Student Loan Trust ±†	5.390	4/25/2007	1,446,718
1,828,938	Thornburg Mortgage Securities Trust ±†	5.410	4/25/2007	1,824,843
2,000,000	Wachovia Bank Commercial Mortgage Trust ±†	5.440	4/15/2007	1,999,990

	Total Commercial Mortgage-Backed Securities			10,077,050

Mortgage-Backed Securities (86.6%)
17,000,000	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through §	6.000	4/1/2037	17,132,804
2,179,710	Federal National Mortgage Association §	6.000	8/1/2024	2,210,959
29,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through § ~	5.500	4/1/2037	29,186,563

	Total Mortgage-Backed Securities			48,530,326

U.S. Government (2.1%)
100,000	U.S. Treasury Notes	4.875	4/30/2011	101,203
1,073,630	U.S. Treasury Notes, TIPS ±	2.000	7/15/2014	1,063,229

	Total U.S. Government			1,164,432

	Total Long-Term Fixed Income (cost $77,691,818)			77,948,777

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

148

Mortgage Securities Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

			Expiration
Contracts	Options Purchased (<0.1%)	Price	Date	Value

30	Call on U.S. Treasury Bond Futures	$109.00	4/20/2007	$5,156

	Total Options Purchased (cost $10,856)			5,156

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (47.6%)	Rate (+)	Date	Value

$2,790,000	Amsterdam Funding Corporation ±	5.290%	4/5/2007	$2,787,950
1,600,000	Corporate Receivables Corporation Funding, LLC ±	5.260	4/11/2007	1,597,429
2,000,000	Falcon Asset Securitization Corporation ‡	5.270	4/10/2007	1,997,072
1,500,000	GOVCO, Inc. ±	5.280	4/10/2007	1,497,800
2,500,000	Jupiter Securitization Company, LLC ±	5.300	4/12/2007	2,495,583
1,131,000	Kitty Hawk Funding Corporation ±	5.280	4/12/2007	1,129,009
1,195,000	Kitty Hawk Funding Corporation ±	5.280	4/18/2007	1,191,845
1,335,000	Mont Blanc Capital Corporation ±‡	5.295	4/3/2007	1,334,411
2,000,000	Nieuw Amsterdam Receivables Corporation ±	5.300	4/16/2007	1,995,289
2,455,000	Paradigm Funding, LLC ±	5.350	4/12/2007	2,450,622
1,790,000	Park Avenue Receivables Corporation ±	5.270	4/13/2007	1,786,594
2,000,000	Ranger Funding Company ~	5.270	4/16/2007	1,995,316
1,900,000	Solitaire Funding, LLC ±	5.260	4/2/2007	1,899,445
838	Thrivent Money Market Portfolio	5.050	N/A	838
1,369,000	Thunder Bay Funding, Inc. ±	5.280	4/16/2007	1,365,787
1,200,000	UBS Finance Delaware, LLC ~	5.300	4/20/2007	1,196,467

	Total Short-Term Investments (at amortized cost)			26,721,457

	Total Investments (cost $104,424,131) 186.7%			$104,675,390

	Other Assets and Liabilities, Net (86.7%)			(48,624,207)

	Total Net Assets 100.0%			$56,051,183

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

149

Mortgage Securities Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)

Federal National Mortgage Association
Conventional 30-Yr. Pass Through	3	$99.21	April 2007	$0	$6,797
Federal National Mortgage Association
Conventional 30-Yr. Pass-Through	2	$99.16	April 2007	$0	$2,031

				Notional
			Termination	Principal	Unrealized
Swaps	Fund Receives	Fund Pays	Date	Amount	Gain/(Loss)

Wachovia Bank, N.A.
Total Rate of Return Swap	Lehman Brothers	1 month LIBOR
	CMBS Aaa 8.5+ Yr Index	Less 0.25%	June 2007	$2,000,000	$9,542

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued basis.

‡ At March 30, 2007, $2,296,940 and $4,946,875 of investments were earmarked as collateral to cover swap contracts and call options written, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

TIPS — Treasury Inflation Protected Security

Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$391,720
Gross unrealized depreciation	(140,461)

Net unrealized appreciation (depreciation)	$251,259
Cost for federal income tax purposes	$104,424,131

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

150

Money Market Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Certificates of Deposit (4.1%)	Rate (+)	Date	Value

$4,730,000	Depfa Bank plc NY	5.320%	5/18/2007	$4,730,000
7,850,000	Depfa Bank plc NY	5.320	6/25/2007	7,850,000
9,450,000	Depfa Bank plc NY	5.330	7/23/2007	9,450,000
3,150,000	Depfa Bank plc NY	5.330	8/20/2007	3,150,000

	Total Certificates of Deposit			25,180,000

Principal		Interest	Maturity
Amount	Commercial Paper (68.9%)	Rate (+)	Date	Value

Asset-Backed Commercial Paper (0.7%)
$1,300,000	GOVCO, Inc.	5.190%	6/18/2007	$1,285,194
3,152,000	GOVCO, Inc.	5.200	6/20/2007	3,115,122

	Total Asset-Backed Commercial Paper			4,400,316

Banking — Domestic (7.2%)
1,500,000	Bank of America Corporation	5.260	4/24/2007	1,494,740
3,150,000	Barclays Bank plc	5.205	5/29/2007	3,123,129
1,160,000	Barclays Bank plc NY	5.200	4/3/2007	1,160,000
1,900,000	BNP Paribas Finance, Inc.	5.190	4/25/2007	1,893,152
1,570,000	Mltc Funding, Inc.	5.270	4/24/2007	1,564,484
10,642,000	New York Hospital Fund	5.280	4/5/2007	10,634,196
10,055,000	River Fuel Company No. 2, Inc.	5.230	7/31/2007	9,876,786
2,210,000	Societe Generale NA	5.155	8/13/2007	2,167,278
3,400,000	Stadshypotek Delaware, Inc.	5.300	4/23/2007	3,388,487
2,100,000	UBS Finance Corporation	5.300	4/16/2007	2,095,053
6,651,000	UBS Finance Corporation	5.180	8/15/2007	6,519,890

	Total Banking — Domestic			43,917,195

Banking — Foreign (0.9%)
1,100,000	Bank of Ireland	5.200	4/10/2007	1,098,411
4,710,000	Bank of Ireland	5.180	8/28/2007	4,608,343

	Total Banking — Foreign			5,706,754

Capital Goods (2.1%)
5,115,000	General Electric Company	5.210	6/28/2007	5,049,117
7,855,000	General Electric Company	5.210	6/29/2007	7,752,688

	Total Capital Goods			12,801,805

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

151

Money Market Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (68.9%)	Rate (+)	Date	Value

Consumer Non-Cyclical (3.1%)
$5,340,000	Catholic Health Initiatives	5.360%	6/6/2007	$5,340,000
7,880,000	Catholic Health Initiatives	5.330	7/10/2007	7,880,000
4,725,000	Nestle Capital Corporation	5.275	7/18/2007	4,649,534
930,000	Nestle Capital Corporation	5.225	8/10/2007	912,183

	Total Consumer Non-Cyclical			18,781,717

Education (11.2%)
5,430,000	Duke University	5.260	4/4/2007	5,426,826
7,551,000	Duke University	5.280	4/5/2007	7,545,463
14,400,000	Northwestern University	5.260	4/5/2007	14,389,480
6,930,000	Northwestern University	5.290	6/6/2007	6,861,772
7,740,000	Northwestern University	5.250	7/9/2007	7,627,125
4,700,000	University of Washington	5.251	4/3/2007	4,700,000
20,460,000	Yale University	5.261	4/5/2007	20,445,052
1,580,000	Yale University	5.250	7/9/2007	1,556,958

	Total Education			68,552,676

Finance (30.8%)
3,155,000	Bryant Park Funding, LLC	5.250	4/26/2007	3,143,037
7,850,000	Bryant Park Funding, LLC	5.240	5/31/2007	7,780,301
9,440,000	BTM Capital Corporation	5.280	5/22/2007	9,368,004
7,850,000	BTM Capital Corporation	5.280	6/21/2007	7,755,591
8,960,000	Charta, LLC	5.260	4/25/2007	8,927,271
6,300,000	Cintas Corporation	5.260	5/18/2007	6,255,816
11,300,000	ED&F Man Treasury Management plc	5.450	4/2/2007	11,296,579
2,500,000	Fountain Square Commercial Funding Corporation	5.230	6/12/2007	2,473,487
1,570,000	Fountain Square Commercial Funding Corporation	5.250	4/24/2007	1,564,505
7,860,000	Galaxy Funding, Inc.	5.250	5/15/2007	7,808,419
6,280,000	Galaxy Funding, Inc.	5.243	5/29/2007	6,226,043
6,315,000	General Electric Capital Corporation	5.200	8/13/2007	6,191,858
9,440,000	General Electric Capital Services, Inc.	5.180	4/30/2007	9,399,251
4,730,000	Grampian Funding, LLC	5.212	5/22/2007	4,694,393
3,155,000	Grampian Funding, LLC	5.190	6/15/2007	3,120,432
3,000,000	Grampian Funding, LLC	5.195	6/19/2007	2,965,367
2,500,000	Greyhawk Funding, LLC	5.500	4/2/2007	2,499,236
1,902,000	Greyhawk Funding, LLC	5.240	4/12/2007	1,898,678
2,065,000	Greyhawk Funding, LLC	5.200	5/9/2007	2,053,367
3,100,000	HSBC Finance Corporation	5.000	8/31/2007	3,034,126
1,570,000	ING US Funding, LLC	5.200	6/12/2007	1,553,445
4,321,000	Kitty Hawk Funding Corporation	5.300	4/16/2007	4,310,822
9,430,000	Liberty Harbour CDO, Inc.	5.270	4/25/2007	9,395,489
9,420,000	Liberty Harbour CDO, Inc.	5.280	5/25/2007	9,344,012
6,300,000	Liberty Harbour II CDO, LLC	5.300	4/19/2007	6,282,378
1,690,000	Liberty Harbour II CDO, LLC	5.250	5/25/2007	1,676,445
4,663,000	Nieuw Amsterdam Receivables Corporation	5.195	6/21/2007	4,607,823
1,680,000	North Sea Funding, LLC	5.230	4/18/2007	1,675,607

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

152

Money Market Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (68.9%)	Rate (+)	Date	Value

Finance — continued
$3,140,000	North Sea Funding, LLC	5.300%	4/30/2007	$3,126,132
2,234,000	North Sea Funding, LLC	5.250	5/21/2007	2,217,385
4,730,000	North Sea Funding, LLC	5.230	6/13/2007	4,679,150
5,710,000	North Sea Funding, LLC	5.210	8/22/2007	5,591,003
6,800,000	Park Avenue Receivables Corporation	5.280	5/11/2007	6,759,109
3,035,000	Tempo Finance Corporation	5.290	4/12/2007	3,029,648
7,850,000	Thames Asset Global Securitization, Inc.	5.245	5/29/2007	7,782,522
7,885,000	Victory Receivables Corporation	5.280	4/12/2007	7,871,122

	Total Finance			188,357,853

Insurance (7.8%)
3,150,000	Aquinas Funding, LLC	5.195	7/6/2007	3,105,907
9,400,000	Aquinas Funding, LLC	5.210	7/9/2007	9,263,961
7,860,000	Curzon Funding, LLC	5.250	4/24/2007	7,832,490
9,400,000	Curzon Funding, LLC	5.245	5/1/2007	9,357,545
1,000,000	Curzon Funding, LLC	5.220	5/9/2007	994,345
7,820,000	Curzon Funding, LLC	5.250	6/15/2007	7,733,328
9,490,000	Nyala Funding, LLC	5.200	8/15/2007	9,302,204

	Total Insurance			47,589,780

U.S. Municipal (5.1%)
9,465,000	Alaska Housing Finance Corporation	5.270	5/2/2007	9,420,662
6,050,000	Alaska Housing Finance Corporation	5.290	5/3/2007	6,020,662
12,560,000	Alaska Housing Finance Corporation	5.270	5/4/2007	12,497,486
3,140,000	State of Michigan Industry Regional
	Authority General Obligation Bonds	5.410	10/4/2007	3,140,000

	Total U.S. Municipal			31,078,810

	Total Commercial Paper			421,186,906

		Interest	Maturity
Shares	Other (<0.1%)	Rate (+)	Date	Value

5,000	Barclays Prime Money Market Fund	5.280%	N/A	$5,000

	Total Other			5,000

Principal		Interest	Maturity
Amount	Variable Rate Notes (26.6%) †	Rate (+)	Date	Value

Banking — Domestic (8.3%)
$3,250,000	Bank of New York Company, Inc.	5.320%	4/10/2007	$3,250,000
2,600,000	Bank of New York Company, Inc.	5.380	4/27/2007	2,600,468
6,500,000	Fifth Third Bancorp	5.320	4/23/2007	6,500,000
3,250,000	HSBC USA, Inc.	5.320	4/16/2007	3,250,000
6,310,000	Rabobank Nederland NV/NY	5.320	5/15/2007	6,310,000
6,700,000	Royal Bank of Canada NY	5.310	4/2/2007	6,700,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

153

Money Market Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (26.6%) †	Rate (+)	Date	Value

Banking — Domestic — continued
$6,200,000	Svenska Handelsbanken AB	5.290%	4/23/2007	$6,200,000
6,320,000	US Trust Company of New York	5.310	4/13/2007	6,320,000
4,136,000	Wells Fargo & Company	5.310	4/3/2007	4,140,990
5,775,000	Wells Fargo & Company	5.330	4/16/2007	5,775,000

	Total Banking — Domestic			51,046,458

Banking — Foreign (5.4%)
3,440,000	Bank of Ireland	5.320	4/20/2007	3,440,000
4,050,000	BNP Paribas SA	5.310	4/26/2007	4,050,000
6,000,000	DNB NOR ASA	5.310	4/25/2007	6,000,000
9,520,000	HBOS Treasury Services plc	5.289	4/10/2007	9,520,000
4,000,000	Royal Bank of Scotland plc	5.310	4/23/2007	4,000,000
6,320,000	Svenska Handelsbanken AB	5.290	4/13/2007	6,320,000

	Total Banking — Foreign			33,330,000

Brokerage (2.3%)
4,000,000	Merrill Lynch & Company, Inc.	5.570	4/11/2007	4,000,000
5,000,000	Merrill Lynch & Company, Inc.	5.330	4/16/2007	5,001,715
5,000,000	Merrill Lynch & Company, Inc.	5.300	4/24/2007	5,000,000

	Total Brokerage			14,001,715

Consumer Cyclical (0.8%)
5,000,000	American Honda Finance Corporation	5.430	4/2/2007	5,000,119

	Total Consumer Cyclical			5,000,119

Finance (4.9%)
1,860,000	HSBC Finance Corporation	5.400	6/1/2007	1,860,225
2,880,000	Kordsa, Inc.	5.350	4/5/2007	2,880,000
9,450,000	Union Hamilton Special Funding, LLC	5.350	6/21/2007	9,450,000
15,720,000	Union Hamilton Special Funding, LLC	5.350	6/28/2007	15,720,000

	Total Finance			29,910,225

Insurance (3.4%)
5,675,000	Allstate Life Global Funding II	5.370	4/10/2007	5,675,000
5,775,000	Allstate Life Global Funding II	5.360	4/16/2007	5,775,000
9,440,000	ING Verzekeringen NV	5.290	4/4/2007	9,440,000

	Total Insurance			20,890,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

154

Money Market Portfolio
Schedule of Investments as of March 30, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (26.6%) †	Rate (+)	Date	Value

U.S. Municipal (1.5%)
$2,300,000	Illinois Student Assistance Commission
	Student Loan Revenue Bonds	5.340%	4/4/2007	$2,300,000
3,900,000	Michigan State Housing Development
	Authority Revenue Bonds (Series D)	5.350	4/5/2007	3,900,000
3,000,000	Ohio State Air Quality Development
	Authority Revenue Bonds
	(Columbus and Southern) (Series B)	5.350	4/4/2007	3,000,000

	Total U.S. Municipal			9,200,000

	Total Variable Rate Notes			163,378,517

	Total Investments (at amortized cost) 99.6%			$609,750,423

	Other Assets and Liabilities, Net 0.4%			2,386,928

	Total Net Assets 100.0%			$612,137,351

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Cost for federal income tax purposes is $609,750,423.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

155

THRIVENT SERIES FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
March 30, 2007 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Directors and the change in value, if any, is recorded as unrealized gains or losses. Mutual Funds are valued at their net asset value at the close of each business day.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Directors has authorized the Fund’s investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors.

Additional information for the Portfolio’s policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio’s most recent annual or semiannual shareholder report.

156

Item 2. Controls and Procedures

(a) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 24, 2007	THRIVENT SERIES FUND,
INC.

By: /s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 24, 2007	By: /s/ Pamela J. Moret

Pamela J. Moret
President

Date: May 24, 2007	By: /s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer